UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® 500 Index Fund

November 30, 2018

UEI-QTLY-0119
1.810737.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	50,923,536	$1,590,851
CenturyLink, Inc.	6,665,278	125,307
Verizon Communications, Inc.	28,974,496	1,747,162
		3,463,320
Entertainment - 2.0%
Activision Blizzard, Inc.	5,346,261	266,671
Electronic Arts, Inc. (a)	2,137,483	179,698
Netflix, Inc. (a)	3,053,574	873,719
Take-Two Interactive Software, Inc. (a)	798,199	87,538
The Walt Disney Co.	10,429,039	1,204,450
Twenty-First Century Fox, Inc.:
Class A	7,391,366	365,651
Class B	3,415,690	167,471
Viacom, Inc. Class B (non-vtg.)	2,478,390	76,483
		3,221,681
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	2,096,081	2,325,916
Class C (a)	2,159,078	2,362,960
Facebook, Inc. Class A (a)	16,911,494	2,377,925
TripAdvisor, Inc. (a)(b)	717,309	45,951
Twitter, Inc. (a)	5,048,553	158,777
		7,271,529
Media - 1.3%
CBS Corp. Class B	2,373,849	128,615
Charter Communications, Inc. Class A (a)	1,251,949	412,142
Comcast Corp. Class A	32,063,801	1,250,809
Discovery Communications, Inc.:
Class A (a)(b)	1,095,641	33,658
Class C (non-vtg.) (a)	2,522,096	70,442
DISH Network Corp. Class A (a)	1,606,393	52,625
Interpublic Group of Companies, Inc.	2,691,230	63,244
News Corp.:
Class A	2,688,450	34,896
Class B	867,920	11,630
Omnicom Group, Inc. (b)	1,573,379	121,103
		2,179,164

TOTAL COMMUNICATION SERVICES		16,135,694

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	1,856,430	133,477
BorgWarner, Inc.	1,464,644	57,971
The Goodyear Tire & Rubber Co.	1,662,035	38,493
		229,941
Automobiles - 0.4%
Ford Motor Co.	27,452,378	258,327
General Motors Co.	9,201,057	349,180
Harley-Davidson, Inc.	1,167,932	49,392
		656,899
Distributors - 0.1%
Genuine Parts Co.	1,029,081	106,726
LKQ Corp. (a)	2,230,497	62,097
		168,823
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,441,178	38,926
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	2,827,823	170,489
Chipotle Mexican Grill, Inc. (a)	171,575	81,191
Darden Restaurants, Inc.	870,035	96,174
Hilton Worldwide Holdings, Inc.	2,090,978	157,952
Marriott International, Inc. Class A	2,019,551	232,309
McDonald's Corp.	5,440,165	1,025,526
MGM Mirage, Inc.	3,583,348	96,607
Norwegian Cruise Line Holdings Ltd. (a)	1,536,979	78,878
Royal Caribbean Cruises Ltd.	1,201,600	135,865
Starbucks Corp.	8,684,461	579,427
Wynn Resorts Ltd.	685,663	75,012
Yum! Brands, Inc.	2,225,406	205,227
		2,934,657
Household Durables - 0.3%
D.R. Horton, Inc.	2,406,161	89,557
Garmin Ltd.	847,300	56,481
Leggett & Platt, Inc. (b)	912,723	35,359
Lennar Corp. Class A	2,045,678	87,412
Mohawk Industries, Inc. (a)	444,671	56,945
Newell Brands, Inc.	3,048,260	71,329
PulteGroup, Inc.	1,832,305	48,593
Whirlpool Corp.	452,736	57,104
		502,780
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	2,872,969	4,855,806
eBay, Inc. (a)	6,522,705	194,703
Expedia, Inc.	833,670	100,699
The Booking Holdings, Inc. (a)	332,889	629,786
		5,780,994
Leisure Products - 0.1%
Hasbro, Inc. (b)	818,927	74,522
Mattel, Inc. (a)(b)	2,413,315	33,545
		108,067
Multiline Retail - 0.5%
Dollar General Corp.	1,862,013	206,665
Dollar Tree, Inc. (a)	1,668,148	144,745
Kohl's Corp.	1,169,047	78,525
Macy's, Inc.	2,152,596	73,662
Nordstrom, Inc.	803,783	42,496
Target Corp.	3,690,945	261,909
		808,002
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	519,480	92,317
AutoZone, Inc. (a)	185,378	149,984
Best Buy Co., Inc.	1,704,495	110,093
CarMax, Inc. (a)(b)	1,238,125	81,803
Foot Locker, Inc.	819,806	46,237
Gap, Inc.	1,521,557	41,523
Home Depot, Inc.	8,023,073	1,446,721
L Brands, Inc.	1,600,932	53,007
Lowe's Companies, Inc.	5,686,999	536,682
O'Reilly Automotive, Inc. (a)	564,934	195,908
Ross Stores, Inc.	2,640,428	231,301
Tiffany & Co., Inc.	763,965	69,521
TJX Companies, Inc.	8,794,468	429,610
Tractor Supply Co.	854,138	81,254
Ulta Beauty, Inc. (a)	398,170	118,571
		3,684,532
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (b)	2,527,995	40,220
Michael Kors Holdings Ltd. (a)	1,047,096	45,810
NIKE, Inc. Class B	8,979,210	674,518
PVH Corp.	537,952	59,449
Ralph Lauren Corp.	387,424	43,159
Tapestry, Inc.	2,019,825	78,632
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,304,744	31,157
Class C (non-vtg.) (a)(b)	1,337,689	29,871
VF Corp.	2,279,694	185,316
		1,188,132

TOTAL CONSUMER DISCRETIONARY		16,101,753

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	1,181,831	56,397
Constellation Brands, Inc. Class A (sub. vtg.)	1,177,117	230,432
Molson Coors Brewing Co. Class B	1,312,533	86,325
Monster Beverage Corp. (a)	2,789,621	166,485
PepsiCo, Inc.	9,917,692	1,209,363
The Coca-Cola Co.	26,840,602	1,352,766
		3,101,768
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	3,075,199	711,232
Kroger Co.	5,586,553	165,697
Sysco Corp.	3,353,247	226,009
Walgreens Boots Alliance, Inc.	5,915,251	500,844
Walmart, Inc.	10,063,255	982,677
		2,586,459
Food Products - 1.2%
Archer Daniels Midland Co.	3,925,060	180,631
Campbell Soup Co. (b)	1,349,268	52,891
Conagra Brands, Inc.	3,289,030	106,367
General Mills, Inc.	4,179,152	176,820
Hormel Foods Corp. (b)	1,906,584	85,968
Kellogg Co.	1,774,621	112,955
Lamb Weston Holdings, Inc.	1,025,630	78,666
McCormick & Co., Inc. (non-vtg.)	850,462	127,569
Mondelez International, Inc.	10,284,002	462,574
The Hershey Co.	980,124	106,147
The J.M. Smucker Co.	797,568	83,354
The Kraft Heinz Co.	4,360,381	222,903
Tyson Foods, Inc. Class A	2,075,090	122,327
		1,919,172
Household Products - 1.6%
Church & Dwight Co., Inc.	1,720,883	113,905
Clorox Co.	898,182	148,757
Colgate-Palmolive Co.	6,084,868	386,511
Kimberly-Clark Corp.	2,437,941	281,265
Procter & Gamble Co.	17,454,804	1,649,654
		2,580,092
Personal Products - 0.1%
Coty, Inc. Class A	3,158,879	26,345
Estee Lauder Companies, Inc. Class A	1,571,765	224,228
		250,573
Tobacco - 1.0%
Altria Group, Inc.	13,219,467	724,823
Philip Morris International, Inc.	10,900,716	943,239
		1,668,062

TOTAL CONSUMER STAPLES		12,106,126

ENERGY - 5.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	3,565,153	81,357
Halliburton Co.	6,170,119	193,927
Helmerich & Payne, Inc.	763,952	46,295
National Oilwell Varco, Inc.	2,683,051	86,153
Schlumberger Ltd.	9,705,896	437,736
TechnipFMC PLC	2,995,879	69,175
		914,643
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	3,590,837	189,955
Apache Corp.	2,682,118	94,223
Cabot Oil & Gas Corp.	3,093,680	77,837
Chevron Corp.	13,436,655	1,598,156
Cimarex Energy Co.	668,668	54,817
Concho Resources, Inc. (a)	1,404,316	183,039
ConocoPhillips Co.	8,148,992	539,300
Devon Energy Corp.	3,283,174	88,744
Diamondback Energy, Inc.	1,062,663	117,297
EOG Resources, Inc.	4,061,548	419,599
Exxon Mobil Corp.	29,688,870	2,360,265
Hess Corp.	1,765,270	95,130
HollyFrontier Corp.	1,136,567	71,001
Kinder Morgan, Inc.	13,308,509	227,176
Marathon Oil Corp.	5,989,562	99,966
Marathon Petroleum Corp.	4,701,648	306,359
Newfield Exploration Co. (a)	1,401,460	23,755
Noble Energy, Inc.	3,387,792	80,426
Occidental Petroleum Corp.	5,362,475	376,821
ONEOK, Inc.	2,883,815	177,153
Phillips 66 Co.	2,995,113	280,103
Pioneer Natural Resources Co.	1,194,907	176,548
The Williams Companies, Inc.	8,480,499	214,726
Valero Energy Corp.	2,997,054	239,465
		8,091,861

TOTAL ENERGY		9,006,504

FINANCIALS - 14.0%
Banks - 6.0%
Bank of America Corp.	65,138,047	1,849,921
BB&T Corp.	5,430,676	277,508
Citigroup, Inc.	17,647,265	1,143,366
Citizens Financial Group, Inc.	3,337,492	121,351
Comerica, Inc.	1,133,882	89,781
Fifth Third Bancorp	4,672,629	130,507
Huntington Bancshares, Inc.	7,743,219	112,974
JPMorgan Chase & Co.	23,567,631	2,620,485
KeyCorp	7,377,230	135,298
M&T Bank Corp.	1,008,311	170,415
Peoples United Financial, Inc.	2,613,654	44,066
PNC Financial Services Group, Inc.	3,255,834	442,077
Regions Financial Corp.	7,249,844	119,260
SunTrust Banks, Inc.	3,230,800	202,539
SVB Financial Group (a)	373,155	95,084
U.S. Bancorp	10,737,991	584,791
Wells Fargo & Co.	30,395,105	1,649,846
Zions Bancorporation	1,363,222	66,334
		9,855,603
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	374,682	41,635
Ameriprise Financial, Inc.	994,798	129,075
Bank of New York Mellon Corp.	6,450,985	331,000
BlackRock, Inc. Class A	861,673	368,805
Brighthouse Financial, Inc. (a)	839,956	33,817
Cboe Global Markets, Inc.	784,113	84,386
Charles Schwab Corp.	8,431,945	377,751
CME Group, Inc.	2,481,501	471,684
E*TRADE Financial Corp.	1,820,927	95,216
Franklin Resources, Inc.	2,143,625	72,647
Goldman Sachs Group, Inc.	2,462,217	469,520
IntercontinentalExchange, Inc.	4,021,129	328,607
Invesco Ltd.	2,881,011	58,629
Moody's Corp.	1,170,728	186,228
Morgan Stanley	9,298,629	412,766
MSCI, Inc.	622,926	97,855
Northern Trust Corp.	1,565,727	155,367
Raymond James Financial, Inc.	920,714	73,409
S&P Global, Inc.	1,763,601	322,492
State Street Corp.	2,660,583	194,276
T. Rowe Price Group, Inc.	1,705,336	169,442
The NASDAQ OMX Group, Inc.	807,514	73,742
		4,548,349
Consumer Finance - 0.7%
American Express Co.	4,951,155	555,866
Capital One Financial Corp.	3,354,872	300,865
Discover Financial Services	2,402,831	171,322
Synchrony Financial	4,778,420	124,143
		1,152,196
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	13,670,034	2,983,348
Jefferies Financial Group, Inc.	2,033,565	44,433
Linde PLC	3,861,847	614,227
		3,642,008
Insurance - 2.3%
AFLAC, Inc.	5,384,068	246,267
Allstate Corp.	2,427,892	216,544
American International Group, Inc.	6,230,074	269,451
Aon PLC	1,701,576	280,947
Arthur J. Gallagher & Co.	1,280,537	98,691
Assurant, Inc.	370,143	35,993
Chubb Ltd.	3,248,524	434,458
Cincinnati Financial Corp.	1,060,731	86,694
Everest Re Group Ltd.	286,490	63,624
Hartford Financial Services Group, Inc.	2,513,354	111,065
Lincoln National Corp.	1,519,439	95,679
Loews Corp.	1,949,878	93,711
Marsh & McLennan Companies, Inc.	3,541,086	314,094
MetLife, Inc.	6,976,128	311,345
Principal Financial Group, Inc.	1,856,981	91,586
Progressive Corp.	4,088,888	271,052
Prudential Financial, Inc.	2,924,140	274,167
The Travelers Companies, Inc.	1,877,081	244,715
Torchmark Corp.	727,020	62,822
Unum Group	1,533,633	55,073
Willis Group Holdings PLC	917,003	146,216
		3,804,194

TOTAL FINANCIALS		23,002,350

HEALTH CARE - 15.5%
Biotechnology - 2.6%
AbbVie, Inc.	10,618,581	1,001,014
Alexion Pharmaceuticals, Inc. (a)	1,562,761	192,454
Amgen, Inc.	4,538,885	945,223
Biogen, Inc. (a)	1,412,586	471,408
Celgene Corp. (a)	4,932,212	356,204
Gilead Sciences, Inc.	9,090,369	653,961
Incyte Corp. (a)	1,237,248	79,493
Regeneron Pharmaceuticals, Inc. (a)	543,355	198,678
Vertex Pharmaceuticals, Inc. (a)	1,792,071	323,989
		4,222,424
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	12,301,864	910,953
Abiomed, Inc. (a)	314,691	104,691
Align Technology, Inc. (a)	512,540	117,828
Baxter International, Inc.	3,484,197	238,842
Becton, Dickinson & Co.	1,876,246	474,221
Boston Scientific Corp. (a)	9,697,523	365,306
Danaher Corp.	4,318,082	473,003
Dentsply Sirona, Inc.	1,559,157	58,905
Edwards Lifesciences Corp. (a)	1,468,283	237,877
Hologic, Inc. (a)	1,908,217	84,744
IDEXX Laboratories, Inc. (a)	607,205	123,724
Intuitive Surgical, Inc. (a)	797,638	423,442
Medtronic PLC	9,470,229	923,631
ResMed, Inc.	1,000,927	111,894
Stryker Corp.	2,176,709	381,925
The Cooper Companies, Inc.	344,586	96,081
Varian Medical Systems, Inc. (a)	641,958	79,211
Zimmer Biomet Holdings, Inc.	1,426,910	166,977
		5,373,255
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	1,122,704	99,808
Anthem, Inc.	1,822,884	528,764
Cardinal Health, Inc.	2,165,610	118,740
Centene Corp. (a)	1,439,330	204,745
Cigna Corp.	1,706,556	381,210
CVS Health Corp. (b)	9,060,687	726,667
DaVita HealthCare Partners, Inc. (a)	889,474	58,759
Express Scripts Holding Co. (a)	3,942,534	400,049
HCA Holdings, Inc.	1,892,737	272,535
Henry Schein, Inc. (a)(b)	1,073,665	95,771
Humana, Inc.	966,039	318,281
Laboratory Corp. of America Holdings (a)	714,556	104,068
McKesson Corp.	1,400,860	174,407
Quest Diagnostics, Inc.	958,354	84,881
UnitedHealth Group, Inc.	6,749,179	1,898,949
Universal Health Services, Inc. Class B	603,677	83,301
Wellcare Health Plans, Inc. (a)	350,442	89,321
		5,640,256
Health Care Technology - 0.1%
Cerner Corp. (a)	2,307,085	133,603
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	2,235,321	161,725
Illumina, Inc. (a)	1,030,812	347,899
IQVIA Holdings, Inc.(a)	1,136,485	142,140
Mettler-Toledo International, Inc.	176,809	112,567
PerkinElmer, Inc.(a)	776,504	67,602
Thermo Fisher Scientific, Inc.	2,824,539	704,864
Waters Corp. (a)	540,418	107,316
		1,644,113
Pharmaceuticals - 5.1%
Allergan PLC	2,237,475	350,389
Bristol-Myers Squibb Co.	11,443,258	611,757
Eli Lilly & Co.	6,702,730	795,212
Johnson & Johnson	18,812,368	2,763,537
Merck & Co., Inc.	18,649,465	1,479,649
Mylan NV (a)	3,615,327	122,415
Nektar Therapeutics (a)	1,209,411	48,848
Perrigo Co. PLC	882,758	54,978
Pfizer, Inc.	41,107,046	1,900,379
Zoetis, Inc. Class A	3,378,707	317,159
		8,444,323

TOTAL HEALTH CARE		25,457,974

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.5%
Arconic, Inc.	3,014,112	64,743
General Dynamics Corp.	1,952,963	361,083
Harris Corp.	823,997	117,790
Huntington Ingalls Industries, Inc.	303,759	65,460
L3 Technologies, Inc.	549,269	100,676
Lockheed Martin Corp.	1,737,371	521,958
Northrop Grumman Corp.	1,221,007	317,315
Raytheon Co.	2,000,337	350,739
Textron, Inc.	1,741,940	97,793
The Boeing Co.	3,746,635	1,299,183
TransDigm Group, Inc. (a)	339,528	122,797
United Technologies Corp.	5,665,065	690,232
		4,109,769
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	971,516	89,700
Expeditors International of Washington, Inc.	1,222,504	93,020
FedEx Corp.	1,705,986	390,671
United Parcel Service, Inc. Class B	4,862,272	560,571
		1,133,962
Airlines - 0.5%
Alaska Air Group, Inc.	863,535	63,263
American Airlines Group, Inc.	2,874,024	115,421
Delta Air Lines, Inc.	4,411,533	267,824
Southwest Airlines Co.	3,616,378	197,490
United Continental Holdings, Inc. (a)	1,605,734	155,274
		799,272
Building Products - 0.3%
A.O. Smith Corp.	1,013,591	48,024
Allegion PLC	666,192	61,017
Fortune Brands Home & Security, Inc.	998,696	43,743
Johnson Controls International PLC	6,485,851	225,578
Masco Corp.	2,156,131	68,328
		446,690
Commercial Services & Supplies - 0.3%
Cintas Corp.	603,662	113,114
Copart, Inc. (a)	1,433,354	73,359
Republic Services, Inc.	1,528,618	118,223
Rollins, Inc.	688,457	43,758
Waste Management, Inc.	2,765,802	259,294
		607,748
Construction & Engineering - 0.1%
Fluor Corp.	986,067	40,360
Jacobs Engineering Group, Inc.	835,867	54,891
Quanta Services, Inc.	1,043,486	36,626
		131,877
Electrical Equipment - 0.6%
AMETEK, Inc.	1,626,138	119,407
Eaton Corp. PLC	3,038,443	233,778
Emerson Electric Co.	4,407,009	297,561
Fortive Corp.	2,156,786	164,067
Rockwell Automation, Inc.	863,675	150,573
		965,386
Industrial Conglomerates - 1.4%
3M Co.	4,113,524	855,284
General Electric Co.	60,944,720	457,085
Honeywell International, Inc.	5,207,432	764,191
Roper Technologies, Inc.	724,690	215,660
		2,292,220
Machinery - 1.4%
Caterpillar, Inc.	4,167,604	565,419
Cummins, Inc.	1,053,576	159,153
Deere & Co.	2,255,682	349,360
Dover Corp.	1,035,751	87,925
Flowserve Corp.	917,585	44,512
Illinois Tool Works, Inc.	2,163,477	300,831
Ingersoll-Rand PLC	1,720,194	178,074
PACCAR, Inc.	2,458,122	152,944
Parker Hannifin Corp.	928,153	159,679
Pentair PLC	1,131,590	48,319
Snap-On, Inc.	395,510	65,750
Stanley Black & Decker, Inc.	1,072,957	140,396
Xylem, Inc.	1,259,542	91,921
		2,344,283
Professional Services - 0.3%
Equifax, Inc.	844,369	86,691
IHS Markit Ltd. (a)	2,501,542	133,507
Nielsen Holdings PLC	2,497,970	67,870
Robert Half International, Inc.	858,626	53,089
Verisk Analytics, Inc. (a)	1,154,988	142,433
		483,590
Road & Rail - 1.0%
CSX Corp.	5,721,150	415,527
J.B. Hunt Transport Services, Inc.	613,404	65,242
Kansas City Southern	716,373	73,822
Norfolk Southern Corp.	1,963,662	335,276
Union Pacific Corp.	5,185,576	797,438
		1,687,305
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,012,182	119,242
United Rentals, Inc. (a)	580,256	67,965
W.W. Grainger, Inc.	318,840	100,129
		287,336

TOTAL INDUSTRIALS		15,289,438

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	362,036	86,338
Cisco Systems, Inc.	32,055,698	1,534,506
F5 Networks, Inc. (a)	426,475	73,341
Juniper Networks, Inc.	2,417,819	69,416
Motorola Solutions, Inc.	1,137,871	149,346
		1,912,947
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	2,106,175	185,217
Corning, Inc.	5,680,092	183,013
FLIR Systems, Inc.	967,842	44,385
IPG Photonics Corp. (a)(b)	252,583	35,905
Keysight Technologies, Inc. (a)	1,314,307	81,250
TE Connectivity Ltd.	2,443,508	187,979
		717,749
IT Services - 4.7%
Accenture PLC Class A	4,493,136	739,211
Akamai Technologies, Inc. (a)	1,188,625	81,718
Alliance Data Systems Corp.	331,346	66,388
Automatic Data Processing, Inc.	3,071,981	452,871
Broadridge Financial Solutions, Inc.	815,710	86,359
Cognizant Technology Solutions Corp. Class A	4,068,790	289,820
DXC Technology Co.	1,971,595	124,289
Fidelity National Information Services, Inc.	2,305,801	248,911
Fiserv, Inc. (a)	2,839,482	224,688
FleetCor Technologies, Inc. (a)	619,812	119,872
Gartner, Inc. (a)	636,846	97,558
Global Payments, Inc.	1,109,247	124,025
IBM Corp.	6,400,629	795,406
Jack Henry & Associates, Inc.	541,204	75,606
MasterCard, Inc. Class A	6,397,341	1,286,313
Paychex, Inc.	2,244,836	158,845
PayPal Holdings, Inc. (a)	8,300,305	712,249
The Western Union Co.	3,136,273	58,742
Total System Services, Inc.	1,176,842	102,821
VeriSign, Inc. (a)	752,344	117,411
Visa, Inc. Class A	12,458,509	1,765,495
		7,728,598
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	6,015,788	128,136
Analog Devices, Inc.	2,606,271	239,568
Applied Materials, Inc.	6,893,055	256,973
Broadcom, Inc.	3,027,088	718,661
Intel Corp.	32,333,848	1,594,382
KLA-Tencor Corp.	1,094,814	107,905
Lam Research Corp.	1,105,003	173,441
Maxim Integrated Products, Inc.	1,947,108	108,882
Microchip Technology, Inc. (b)	1,651,811	123,886
Micron Technology, Inc. (a)	8,132,975	313,608
NVIDIA Corp.	4,263,496	696,783
Qorvo, Inc. (a)	881,050	57,982
Qualcomm, Inc.	8,500,087	495,215
Skyworks Solutions, Inc.	1,255,081	91,332
Texas Instruments, Inc.	6,817,350	680,712
Xilinx, Inc.	1,773,516	164,015
		5,951,481
Software - 6.0%
Adobe, Inc. (a)	3,433,678	861,475
ANSYS, Inc. (a)	591,126	95,774
Autodesk, Inc. (a)	1,533,013	221,520
Cadence Design Systems, Inc. (a)	1,983,144	89,321
Citrix Systems, Inc.	903,715	98,478
Fortinet, Inc. (a)	1,008,137	74,441
Intuit, Inc.	1,813,893	389,134
Microsoft Corp.	53,772,063	5,962,798
Oracle Corp.	19,821,190	966,481
Red Hat, Inc. (a)	1,243,803	222,093
Salesforce.com, Inc. (a)	5,306,228	757,517
Symantec Corp.	4,358,438	96,365
Synopsys, Inc. (a)	1,041,948	95,797
		9,931,194
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	32,175,581	5,745,915
Hewlett Packard Enterprise Co.	10,319,682	154,795
HP, Inc.	11,096,368	255,216
NetApp, Inc.	1,818,072	121,574
Seagate Technology LLC	1,832,591	78,966
Western Digital Corp.	2,043,092	92,736
Xerox Corp.	1,453,699	39,134
		6,488,336

TOTAL INFORMATION TECHNOLOGY		32,730,305

MATERIALS - 2.2%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,537,608	247,355
Albemarle Corp. U.S. (b)	760,487	73,250
CF Industries Holdings, Inc.	1,637,161	69,072
DowDuPont, Inc.	16,180,088	936,018
Eastman Chemical Co.	990,702	78,087
Ecolab, Inc.	1,782,783	286,119
FMC Corp.	944,070	78,112
International Flavors & Fragrances, Inc. (b)	709,755	100,523
LyondellBasell Industries NV Class A	2,238,655	208,889
PPG Industries, Inc.	1,697,110	185,545
Sherwin-Williams Co.	576,238	244,365
The Mosaic Co.	2,486,723	89,522
		2,596,857
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	441,860	84,258
Vulcan Materials Co.	927,507	98,047
		182,305
Containers & Packaging - 0.3%
Avery Dennison Corp.	613,005	59,094
Ball Corp.	2,411,618	118,435
International Paper Co.	2,867,187	132,435
Packaging Corp. of America	662,652	64,821
Sealed Air Corp.	1,113,642	40,681
WestRock Co.	1,788,930	84,276
		499,742
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	10,160,886	121,321
Newmont Mining Corp.	3,740,369	120,964
Nucor Corp.	2,218,302	134,008
		376,293

TOTAL MATERIALS		3,655,197

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	741,602	92,329
American Tower Corp.	3,091,281	508,485
Apartment Investment & Management Co. Class A	1,103,384	51,958
AvalonBay Communities, Inc.	969,236	184,707
Boston Properties, Inc.	1,082,844	142,069
Crown Castle International Corp.	2,908,993	334,243
Digital Realty Trust, Inc.	1,445,220	166,258
Duke Realty Corp.	2,505,299	71,301
Equinix, Inc.	557,535	214,807
Equity Residential (SBI)	2,582,516	184,004
Essex Property Trust, Inc.	463,166	121,586
Extra Space Storage, Inc.	887,074	85,141
Federal Realty Investment Trust (SBI)	515,343	68,072
HCP, Inc.	3,294,627	96,401
Host Hotels & Resorts, Inc.	5,200,885	98,817
Iron Mountain, Inc.	2,006,552	68,163
Kimco Realty Corp.	2,954,872	48,312
Mid-America Apartment Communities, Inc.	798,076	82,649
Prologis, Inc.	4,414,394	297,265
Public Storage	1,050,773	224,088
Realty Income Corp.	2,033,878	130,351
Regency Centers Corp.	1,188,144	75,637
SBA Communications Corp. Class A (a)	805,323	137,557
Simon Property Group, Inc.	2,168,282	402,628
SL Green Realty Corp.	607,035	58,530
The Macerich Co.	741,819	37,306
UDR, Inc.	1,876,974	79,997
Ventas, Inc.	2,499,467	158,691
Vornado Realty Trust	1,213,952	87,356
Welltower, Inc.	2,608,783	188,693
Weyerhaeuser Co.	5,313,103	140,319
		4,637,720
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,215,983	96,794

TOTAL REAL ESTATE		4,734,514

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	1,639,294	74,408
American Electric Power Co., Inc.	3,456,616	268,717
Duke Energy Corp.	4,995,267	442,431
Edison International	2,284,696	126,389
Entergy Corp.	1,268,216	110,411
Evergy, Inc.	1,905,166	113,110
Eversource Energy	2,222,109	151,859
Exelon Corp.	6,773,259	314,211
FirstEnergy Corp.	3,407,102	128,891
NextEra Energy, Inc.	3,307,048	600,924
PG&E Corp. (a)	3,626,435	95,665
Pinnacle West Capital Corp.	785,198	70,165
PPL Corp.	4,905,625	150,063
Southern Co.	7,111,452	336,585
Xcel Energy, Inc.	3,569,885	187,240
		3,171,069
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	2,127,747	81,769
The AES Corp.	4,639,943	71,873
		153,642
Multi-Utilities - 1.0%
Ameren Corp.	1,711,289	117,429
CenterPoint Energy, Inc.	3,450,797	96,657
CMS Energy Corp.	1,986,346	103,469
Consolidated Edison, Inc.	2,181,557	175,288
Dominion Resources, Inc.	4,584,423	341,540
DTE Energy Co.	1,274,652	152,627
NiSource, Inc.	2,545,738	67,258
Public Service Enterprise Group, Inc.	3,543,492	198,081
SCANA Corp.	1,000,135	46,666
Sempra Energy	1,917,577	220,943
WEC Energy Group, Inc.	2,212,621	160,371
		1,680,329
Water Utilities - 0.1%
American Water Works Co., Inc.	1,265,667	120,757

TOTAL UTILITIES		5,125,797

TOTAL COMMON STOCKS
(Cost $95,570,162)		163,345,652
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (c)
(Cost $14,972)	15,000	14,971
	Shares	Value (000s)

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.27% (d)	1,298,869,875	$1,299,130
Fidelity Securities Lending Cash Central Fund 2.27% (d)(e)	670,550,119	670,617
TOTAL MONEY MARKET FUNDS
(Cost $1,969,729)		1,969,747
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $97,554,863)		165,330,370
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(1,059,856)
NET ASSETS - 100%		$164,270,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6,679	Dec. 2018	$921,134	$17,242	$17,242

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,971,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,803
Fidelity Securities Lending Cash Central Fund	2,335
Total	$8,138

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$16,135,694	$16,135,694	$--	$--
Consumer Discretionary	16,101,753	16,101,753	--	--
Consumer Staples	12,106,126	12,106,126	--	--
Energy	9,006,504	9,006,504	--	--
Financials	23,002,350	23,002,350	--	--
Health Care	25,457,974	25,457,974	--	--
Industrials	15,289,438	15,289,438	--	--
Information Technology	32,730,305	32,730,305	--	--
Materials	3,655,197	3,655,197	--	--
Real Estate	4,734,514	4,734,514	--	--
Utilities	5,125,797	5,125,797	--	--
U.S. Government and Government Agency Obligations	14,971	--	14,971	--
Money Market Funds	1,969,747	1,969,747	--	--
Total Investments in Securities:	$165,330,370	$165,315,399	$14,971	$--
Derivative Instruments:
Assets
Futures Contracts	$17,242	$17,242	$--	$--
Total Assets	$17,242	$17,242	$--	$--
Total Derivative Instruments:	$17,242	$17,242	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Extended Market Index Fund

November 30, 2018

SEI-QTLY-0119
1.810690.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 0.4%
Alaska Communication Systems Group, Inc. (a)	193,163	$289,745
Atlantic Tele-Network, Inc.	48,210	4,076,638
Bandwidth, Inc. (a)	28,281	1,319,591
Cincinnati Bell, Inc. (a)	249,327	3,096,641
Cogent Communications Group, Inc.	191,000	9,261,590
Consolidated Communications Holdings, Inc. (b)	342,168	4,708,232
Frontier Communications Corp. (b)	462,989	1,652,871
Globalstar, Inc. (a)(b)	2,181,256	845,237
GlowPoint, Inc. (a)	315,981	51,063
IDT Corp. Class B	105,714	886,940
Iridium Communications, Inc. (a)(b)	445,169	10,630,636
Ooma, Inc. (a)(b)	84,984	1,269,661
ORBCOMM, Inc. (a)(b)	350,299	3,320,835
Pareteum Corp. (a)(b)	235,335	437,723
PDVWireless, Inc. (a)(b)	45,082	1,958,362
Vonage Holdings Corp. (a)	1,017,441	10,774,700
WideOpenWest, Inc. (a)(b)	128,803	1,203,020
Windstream Holdings, Inc. (a)(b)	177,891	535,452
Zayo Group Holdings, Inc. (a)	969,285	25,511,581
		81,830,518
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A	228,936	3,124,976
Ballantyne of Omaha, Inc. (a)	46,879	110,166
Cinedigm Corp. (a)	23,291	17,981
Cinemark Holdings, Inc.	483,417	18,548,710
Global Eagle Entertainment, Inc. (a)(b)	266,502	655,595
Glu Mobile, Inc. (a)	487,546	3,612,716
Lions Gate Entertainment Corp.:
Class A (b)	303,576	5,892,410
Class B	445,557	8,033,393
Live Nation Entertainment, Inc. (a)(b)	625,142	34,807,907
Marcus Corp.	97,266	4,129,914
NTN Communications, Inc. (a)(b)	20,786	47,392
Pandora Media, Inc. (a)(b)	1,261,300	10,960,697
Reading International, Inc. Class A (a)	94,967	1,450,146
Rosetta Stone, Inc. (a)	94,708	1,582,571
The Madison Square Garden Co. (a)	78,628	21,231,133
World Wrestling Entertainment, Inc. Class A (b)	195,456	14,455,926
Zynga, Inc. (a)	3,643,286	13,188,695
		141,850,328
Interactive Media & Services - 0.7%
Autoweb, Inc. (a)	46,143	92,286
Care.com, Inc. (a)	119,511	2,141,637
DHI Group, Inc. (a)	204,008	361,094
IAC/InterActiveCorp (a)	355,210	63,213,172
Izea Worldwide, Inc. (a)(b)	24,439	32,504
Liberty TripAdvisor Holdings, Inc. (a)	338,192	6,435,794
Match Group, Inc.	234,058	9,425,516
MeetMe, Inc. (a)(b)	338,782	1,365,291
Professional Diversity Network, Inc. (a)(b)	5,685	9,778
QuinStreet, Inc. (a)	165,257	2,667,248
Snap, Inc. Class A (a)(b)	3,171,141	20,644,128
Travelzoo, Inc. (a)	31,997	288,613
TrueCar, Inc. (a)	379,608	3,951,719
Yelp, Inc. (a)(b)	349,444	11,765,779
Zillow Group, Inc.:
Class A (a)(b)	193,868	7,023,838
Class C (a)(b)	560,949	20,502,686
		149,921,083
Media - 2.2%
A.H. Belo Corp. Class A	69,528	314,267
AMC Networks, Inc. Class A (a)(b)	204,624	12,248,793
Beasley Broadcast Group, Inc. Class A	15,847	81,454
Cable One, Inc.	22,448	20,187,262
Central European Media Enterprises Ltd. Class A (a)(b)	429,345	1,408,252
Clear Channel Outdoor Holding, Inc. Class A	150,322	768,145
comScore, Inc. (a)	227,046	3,582,786
Daily Journal Corp. (a)(b)	4,233	998,988
E.W. Scripps Co. Class A	255,555	4,505,435
Emerald Expositions Events, Inc.	125,524	1,468,631
Emmis Communications Corp. Class A (a)	24,302	91,862
Entercom Communications Corp. Class A	620,104	4,049,279
Entravision Communication Corp. Class A	275,793	890,811
Fluent, Inc. (a)(b)	178,990	633,625
Gannett Co., Inc.	536,581	5,564,345
GCI Liberty, Inc. (a)(b)	456,412	21,848,442
Gray Television, Inc. (a)	346,794	6,412,221
Harte-Hanks, Inc. (a)	20,159	65,517
Hemisphere Media Group, Inc. (a)	92,913	1,288,703
Insignia Systems, Inc. (a)	22,471	38,425
John Wiley & Sons, Inc. Class A	214,809	11,876,790
Lee Enterprises, Inc. (a)(b)	220,079	492,977
Liberty Broadband Corp.:
Class A (a)	145,935	12,423,447
Class C (a)	668,588	56,729,692
Liberty Global PLC:
Class A (a)	948,670	23,555,476
Class C (a)	2,726,369	66,223,503
Liberty Media Corp.:
Liberty Braves Class A (a)	50,029	1,251,225
Liberty Braves Class C (a)(b)	155,694	3,892,350
Liberty Formula One Group Series C (a)	926,898	27,640,098
Liberty Media Class A (a)(b)	120,484	3,472,349
Liberty SiriusXM Series A (a)	436,353	17,362,486
Liberty SiriusXM Series C (a)	684,888	27,477,707
Loral Space & Communications Ltd. (a)(b)	54,083	2,299,068
Marchex, Inc. Class B	110,863	341,458
Meredith Corp. (b)	191,698	10,976,627
MSG Network, Inc. Class A (a)(b)	281,615	7,541,650
National CineMedia, Inc.	271,241	1,874,275
New Media Investment Group, Inc.	282,428	3,728,050
Nexstar Broadcasting Group, Inc. Class A	207,194	17,122,512
Saga Communications, Inc. Class A	17,067	633,186
Salem Communications Corp. Class A	38,194	108,089
Scholastic Corp.	127,554	5,894,270
Sinclair Broadcast Group, Inc. Class A	338,987	10,661,141
Sirius XM Holdings, Inc. (b)	5,867,861	36,556,774
SPAR Group, Inc. (a)(b)	143,038	107,665
TechTarget, Inc. (a)(b)	103,366	1,487,437
Tegna, Inc.	974,297	12,948,407
The McClatchy Co. Class A (a)(b)	20,452	130,688
The New York Times Co. Class A (b)	648,801	17,407,331
Townsquare Media, Inc.	39,720	246,264
Tribune Media Co. Class A	363,650	14,640,549
tronc, Inc. (a)	114,154	1,665,507
Urban One, Inc. Class D (non-vtg.) (a)	112,382	243,869
		485,460,160
Wireless Telecommunication Services - 0.7%
Airgain, Inc. (a)(b)	23,662	287,730
Boingo Wireless, Inc. (a)	190,969	4,781,864
Gogo, Inc. (a)(b)	264,954	1,120,755
NII Holdings, Inc. (a)(b)	448,686	2,427,391
Shenandoah Telecommunications Co.	213,485	10,665,711
Spok Holdings, Inc.	116,484	1,697,172
Sprint Corp. (a)(b)	2,631,680	16,526,950
T-Mobile U.S., Inc. (a)	1,406,865	96,299,909
Telephone & Data Systems, Inc.	415,942	14,861,608
U.S. Cellular Corp. (a)	72,809	4,067,111
		152,736,201

TOTAL COMMUNICATION SERVICES		1,011,798,290

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 1.1%
Adient PLC (b)	393,116	9,308,987
ADOMANI, Inc. (a)(b)	35,944	14,644
American Axle & Manufacturing Holdings, Inc. (a)(b)	494,136	6,151,993
Autoliv, Inc. (b)	400,523	34,408,931
CDTi Advanced Materials, Inc. (a)(b)	4,624	3,191
Cooper Tire & Rubber Co. (b)	226,038	7,730,500
Cooper-Standard Holding, Inc. (a)	76,266	5,576,570
Dana Holding Corp.	655,624	9,513,104
Delphi Technologies PLC	395,514	6,759,334
Dorman Products, Inc. (a)(b)	134,628	11,828,416
Fox Factory Holding Corp. (a)	172,377	10,982,139
Garrett Motion, Inc. (a)(b)	328,930	3,782,695
Gentex Corp.	1,236,398	27,843,683
Gentherm, Inc. (a)(b)	170,181	7,901,504
Hertz Global Holdings, Inc. (a)(b)	249,113	4,660,904
Horizon Global Corp. (a)(b)	104,364	208,728
LCI Industries	120,870	9,352,921
Lear Corp.	297,193	40,492,546
Modine Manufacturing Co. (a)	227,805	2,972,855
Motorcar Parts of America, Inc. (a)(b)	88,120	1,581,754
Shiloh Industries, Inc. (a)	59,119	471,178
Standard Motor Products, Inc.	95,988	5,055,688
Stoneridge, Inc. (a)	121,984	3,263,072
Strattec Security Corp.	16,077	490,992
Superior Industries International, Inc. (b)	101,962	750,440
Sypris Solutions, Inc. (a)	33,367	36,704
Tenneco, Inc.	229,232	7,736,580
Tower International, Inc.	96,360	2,709,643
Unique Fabricating, Inc. (b)	9,426	55,236
UQM Technologies, Inc. (a)(b)	139,430	156,162
Veoneer, Inc. (a)(b)	395,792	12,764,292
Visteon Corp. (a)(b)	133,301	9,840,280
VOXX International Corp. (a)	81,933	411,304
Workhorse Group, Inc. (a)(b)	127,872	90,764
		244,907,734
Automobiles - 1.1%
Arcimoto, Inc. (a)	1,900	4,085
REV Group, Inc. (b)	143,795	1,754,299
Tesla, Inc. (a)(b)	616,282	215,994,446
Thor Industries, Inc.	230,324	15,618,270
Winnebago Industries, Inc.	130,656	3,270,320
		236,641,420
Distributors - 0.2%
Core-Mark Holding Co., Inc.	210,476	5,531,309
Educational Development Corp.	32,392	315,822
Pool Corp.	182,416	29,644,424
Weyco Group, Inc.	33,001	1,092,993
		36,584,548
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	269,943	15,586,509
American Public Education, Inc. (a)	73,999	2,341,328
Ascent Capital Group, Inc. (a)	46,583	46,117
Aspen Group, Inc. (a)	14,666	83,156
Bridgepoint Education, Inc. (a)	125,853	1,006,824
Bright Horizons Family Solutions, Inc. (a)	267,052	32,494,887
Cambium Learning Group, Inc. (a)	73,104	1,058,546
Career Education Corp. (a)	310,137	4,183,748
Carriage Services, Inc.	68,174	1,161,685
Chegg, Inc. (a)	480,337	13,425,419
Collectors Universe, Inc.	36,664	489,098
DropCar, Inc. (a)(b)	9,790	3,133
Frontdoor, Inc. (a)	303,503	7,068,585
Graham Holdings Co.	20,070	13,225,327
Grand Canyon Education, Inc. (a)	215,880	26,415,077
Houghton Mifflin Harcourt Co. (a)	473,314	4,709,474
K12, Inc. (a)	174,512	4,163,856
Laureate Education, Inc. Class A (a)	239,109	3,526,858
Lincoln Educational Services Corp. (a)	82,611	195,788
National American University Holdings, Inc. (a)	22,806	7,866
Regis Corp. (a)	157,058	2,869,450
Service Corp. International	809,297	37,389,521
ServiceMaster Global Holdings, Inc. (a)	611,867	27,087,352
Sotheby's Class A (Ltd. vtg.) (a)(b)	164,729	6,587,513
Strategic Education, Inc.	96,708	13,199,675
Universal Technical Institute, Inc. (a)	85,915	276,646
Weight Watchers International, Inc. (a)(b)	174,741	8,740,545
Xpresspa Group, Inc. (a)(b)	92,290	19,769
		227,363,752
Hotels, Restaurants & Leisure - 3.4%
ARAMARK Holdings Corp.	1,114,166	42,405,158
Ark Restaurants Corp.	8,300	182,849
Belmond Ltd. Class A (a)	406,552	7,399,246
BFC Financial Corp. Class A	322,999	2,170,553
Biglari Holdings, Inc. (a)	449	313,739
Biglari Holdings, Inc. (a)	4,931	705,380
BJ's Restaurants, Inc.	94,827	5,151,003
Bloomin' Brands, Inc.	415,744	8,127,795
Bluegreen Vacations Corp.	31,154	432,418
Bojangles', Inc. (a)	81,225	1,306,910
Boyd Gaming Corp.	365,028	9,059,995
Brinker International, Inc.	185,156	9,457,768
Caesars Entertainment Corp. (a)(b)	2,759,365	23,509,790
Carrols Restaurant Group, Inc. (a)	164,134	1,808,757
Century Casinos, Inc. (a)	117,212	874,402
Chanticleer Holdings, Inc. (a)	9,043	16,549
Choice Hotels International, Inc. (b)	160,336	12,485,364
Churchill Downs, Inc.	55,858	15,515,118
Chuy's Holdings, Inc. (a)(b)	80,703	1,727,044
Cracker Barrel Old Country Store, Inc. (b)	108,055	19,537,425
Dave & Buster's Entertainment, Inc. (b)	178,667	10,159,006
Del Frisco's Restaurant Group, Inc. (a)	141,158	969,755
Del Taco Restaurants, Inc. (a)	165,354	1,770,941
Denny's Corp. (a)	300,088	4,963,456
Dine Brands Global, Inc. (b)	81,512	7,269,240
Diversified Restaurant Holdings, Inc. (a)	53,847	56,001
Domino's Pizza, Inc.	189,704	52,608,713
Dover Downs Gaming & Entertainment, Inc. (a)(b)	99,329	257,262
Dover Motorsports, Inc.	22,265	43,417
Drive Shack, Inc. (a)(b)	273,459	1,277,054
Dunkin' Brands Group, Inc.	377,988	27,971,112
El Pollo Loco Holdings, Inc. (a)(b)	95,555	1,459,125
Eldorado Resorts, Inc. (a)(b)	295,749	13,007,041
Empire Resorts, Inc. (a)(b)	10,999	138,257
Extended Stay America, Inc. unit	858,074	15,616,947
Famous Dave's of America, Inc. (a)(b)	20,922	107,958
Fiesta Restaurant Group, Inc. (a)	124,405	2,345,034
Flanigans Enterprises, Inc.	1,099	27,959
Full House Resorts, Inc. (a)	33,775	75,994
Gaming Partners International Corp.	1,555	20,137
Golden Entertainment, Inc. (a)	87,829	1,588,827
Good Times Restaurants, Inc. (a)	40,245	167,017
Habit Restaurants, Inc. Class A (a)(b)	104,122	1,301,525
Hilton Grand Vacations, Inc. (a)	456,316	14,629,491
Hyatt Hotels Corp. Class A	195,430	13,936,113
Inspired Entertainment, Inc. (a)(b)	65,633	354,418
International Speedway Corp. Class A	109,682	4,643,936
J. Alexanders Holdings, Inc. (a)	57,936	592,106
Jack in the Box, Inc.	125,955	11,170,949
Kona Grill, Inc. (a)(b)	42,354	63,531
Las Vegas Sands Corp.	1,686,055	92,631,862
Lindblad Expeditions Holdings (a)	124,865	1,608,261
Luby's, Inc. (a)	53,936	81,983
Marriott Vacations Worldwide Corp.	190,485	15,467,382
Monarch Casino & Resort, Inc. (a)	51,970	2,078,800
Nathan's Famous, Inc.	14,061	1,031,656
Noodles & Co. (a)(b)	179,808	1,422,281
Papa John's International, Inc. (b)	104,923	5,035,255
Papa Murphy's Holdings, Inc. (a)(b)	42,478	221,735
Peak Resorts, Inc.	18,552	95,172
Penn National Gaming, Inc. (a)(b)	477,813	10,564,445
Planet Fitness, Inc. (a)(b)	405,858	22,411,479
Playa Hotels & Resorts NV (a)	307,268	2,329,091
PlayAGS, Inc. (a)(b)	109,880	2,466,806
Potbelly Corp. (a)(b)	109,327	1,112,949
Rave Restaurant Group, Inc. (a)(b)	27,004	34,565
RCI Hospitality Holdings, Inc.	40,076	1,002,702
Red Lion Hotels Corp. (a)	142,774	1,287,821
Red Robin Gourmet Burgers, Inc. (a)(b)	58,123	2,016,287
Red Rock Resorts, Inc.	313,105	8,190,827
Ruth's Hospitality Group, Inc.	138,050	3,378,084
Scientific Games Corp. Class A (a)(b)	251,333	4,895,967
SeaWorld Entertainment, Inc. (a)(b)	301,930	8,598,966
Shake Shack, Inc. Class A (a)(b)	114,181	6,342,755
Six Flags Entertainment Corp.	327,009	20,065,272
Sonic Corp.	167,298	7,269,098
Speedway Motorsports, Inc.	52,361	910,034
Texas Roadhouse, Inc. Class A (b)	305,697	20,185,173
The Cheesecake Factory, Inc. (b)	191,688	9,045,757
The ONE Group Hospitality, Inc. (a)	6,010	17,730
Town Sports International Holdings, Inc. (a)	117,611	836,214
U.S. Foods Holding Corp. (a)	1,000,473	33,195,694
Vail Resorts, Inc.	183,419	51,206,916
Wendy's Co.	845,181	15,154,095
Wingstop, Inc.	134,876	8,850,563
Wyndham Destinations, Inc.	454,179	18,834,803
Wyndham Hotels & Resorts, Inc.	462,572	23,188,734
		753,846,799
Household Durables - 1.0%
Bassett Furniture Industries, Inc.	44,549	936,865
Beazer Homes U.S.A., Inc. (a)(b)	190,261	2,142,339
Cavco Industries, Inc. (a)	41,340	6,802,910
Century Communities, Inc. (a)	126,577	2,603,689
Comstock Holding Companies, Inc. (a)(b)	5,255	9,722
CSS Industries, Inc.	38,366	415,887
Dixie Group, Inc. (a)	52,063	66,641
Emerson Radio Corp. (a)	23,944	34,479
Ethan Allen Interiors, Inc.	132,288	2,748,945
Flexsteel Industries, Inc.	27,568	684,238
GoPro, Inc. Class A (a)(b)	529,748	2,691,120
Green Brick Partners, Inc. (a)	126,138	1,046,945
Hamilton Beach Brands Holding Co. Class A	31,310	709,172
Helen of Troy Ltd. (a)	121,027	17,310,492
Hooker Furniture Corp.	56,516	1,702,827
Hovnanian Enterprises, Inc. Class A (a)(b)	570,695	724,783
Installed Building Products, Inc. (a)	104,422	4,044,264
iRobot Corp. (a)(b)	123,457	11,777,798
KB Home	361,835	7,638,337
Koss Corp. (a)	1,363	2,876
La-Z-Boy, Inc.	224,131	6,551,349
LGI Homes, Inc. (a)(b)	89,585	4,135,244
Libbey, Inc.	99,416	597,490
Lifetime Brands, Inc.	49,035	585,478
Live Ventures, Inc. (a)(b)	13,437	113,811
Lovesac (a)(b)	23,884	418,687
M.D.C. Holdings, Inc.	213,951	6,300,857
M/I Homes, Inc. (a)	139,318	3,279,546
Meritage Homes Corp. (a)	185,979	7,113,697
New Home Co. LLC (a)(b)	56,015	409,470
Nova LifeStyle, Inc. (a)(b)	94,559	93,613
NVR, Inc. (a)	15,336	37,573,200
Roku, Inc. Class A (a)(b)	199,385	8,124,939
Skyline Champion Corp. (b)	149,001	3,355,503
Taylor Morrison Home Corp. (a)(b)	553,069	9,352,397
Tempur Sealy International, Inc. (a)(b)	208,833	10,646,306
Toll Brothers, Inc.	605,296	19,956,609
TopBuild Corp. (a)	167,412	8,529,641
TRI Pointe Homes, Inc. (a)(b)	726,590	9,067,843
Tupperware Brands Corp.	232,323	8,818,981
Turtle Beach Corp. (a)(b)	30,978	501,534
Universal Electronics, Inc. (a)	64,631	2,228,477
Vuzix Corp. (a)(b)	105,859	586,459
William Lyon Homes, Inc. (a)	159,857	1,987,023
Zagg, Inc. (a)	138,785	1,394,789
		215,817,272
Internet & Direct Marketing Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	149,584	1,871,296
Blue Apron Holdings, Inc. Class A (a)(b)	342,029	400,174
Duluth Holdings, Inc. (a)(b)	50,523	1,585,412
Etsy, Inc. (a)	549,639	29,702,492
EVINE Live, Inc. (a)	202,505	121,503
FTD Companies, Inc. (a)	72,589	153,889
Gaia, Inc. Class A (a)(b)	63,495	827,975
Groupon, Inc. (a)	1,845,163	5,664,650
GrubHub, Inc. (a)(b)	413,809	32,397,107
Lands' End, Inc. (a)(b)	79,744	1,692,965
Leaf Group Ltd. (a)	70,824	577,216
Liberty Expedia Holdings, Inc. (a)	243,141	10,190,039
Liberty Interactive Corp. QVC Group Series A (a)	1,915,957	42,572,565
Liquidity Services, Inc. (a)	104,391	676,454
NutriSystem, Inc. (b)	131,713	4,898,406
Overstock.com, Inc. (a)(b)	115,008	2,249,556
PetMed Express, Inc. (b)	90,589	2,182,289
Quotient Technology, Inc. (a)(b)	359,486	4,418,083
Remark Holdings, Inc. (a)(b)	98,931	130,589
Shutterfly, Inc. (a)(b)	150,599	7,528,444
Shutterstock, Inc.	83,363	3,185,300
Stamps.com, Inc. (a)	77,550	13,296,723
U.S. Auto Parts Network, Inc. (a)(b)	61,593	75,759
Wayfair LLC Class A (a)(b)	273,752	29,072,462
		195,471,348
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	234,376	2,854,700
Brunswick Corp.	391,375	20,758,530
Callaway Golf Co.	400,482	6,860,257
Clarus Corp.	96,677	1,094,384
Escalade, Inc.	32,990	390,932
JAKKS Pacific, Inc. (a)(b)	84,913	195,300
Johnson Outdoors, Inc. Class A	26,035	1,856,296
Malibu Boats, Inc. Class A (a)	91,698	4,440,017
Marine Products Corp.	27,105	589,263
MCBC Holdings, Inc. (a)	86,884	2,251,164
Nautilus, Inc. (a)	139,378	1,799,370
Polaris Industries, Inc. (b)	264,586	25,664,842
Sturm, Ruger & Co., Inc. (b)	79,114	4,241,302
Summer Infant, Inc. (a)	36,722	37,089
Vista Outdoor, Inc. (a)	266,142	3,034,019
		76,067,465
Media - 0.1%
Alliance MMA, Inc. (a)(b)	30,530	7,633
Altice U.S.A., Inc. Class A	533,044	9,429,548
Level Brands, Inc. (a)	38,459	159,605
Liberty Latin America Ltd. (a)	582,770	10,775,417
Liberty Latin America Ltd. Class A (a)	192,335	3,510,114
LiveXLive Media, Inc. (a)(b)	104,452	531,661
Social Reality, Inc. (b)	34,667	105,041
Social Reality, Inc. rights 12/31/19 (a)(b)(c)	34,667	6,240
		24,525,259
Multiline Retail - 0.2%
Big Lots, Inc. (b)	188,705	8,219,990
Dillard's, Inc. Class A (b)	88,484	6,139,905
Fred's, Inc. Class A (a)(b)	145,522	424,924
JC Penney Corp., Inc. (a)(b)	1,391,260	1,989,502
Ollie's Bargain Outlet Holdings, Inc. (a)	233,921	20,748,793
Tuesday Morning Corp. (a)(b)	191,458	469,072
		37,992,186
Specialty Retail - 1.9%
Aaron's, Inc. Class A	321,200	15,032,160
Abercrombie & Fitch Co. Class A	305,387	6,385,642
America's Car Mart, Inc. (a)	32,267	2,394,534
American Eagle Outfitters, Inc.	762,771	15,964,797
Appliance Recycling Centers of America, Inc. (a)	2,912	1,602
Armstrong Flooring, Inc. (a)	116,276	1,818,557
Asbury Automotive Group, Inc. (a)	98,750	6,825,600
Ascena Retail Group, Inc. (a)(b)	787,082	2,376,988
At Home Group, Inc. (a)(b)	123,395	3,516,758
AutoNation, Inc. (a)(b)	260,707	9,680,051
Barnes & Noble Education, Inc. (a)	167,418	1,116,678
Barnes & Noble, Inc.	282,172	2,136,042
Bed Bath & Beyond, Inc. (b)	623,918	8,036,064
Big 5 Sporting Goods Corp. (b)	96,400	355,716
Blink Charging Co. (b)	48,416	106,999
Boot Barn Holdings, Inc. (a)(b)	128,018	2,898,328
Build-A-Bear Workshop, Inc. (a)	60,976	371,954
Burlington Stores, Inc. (a)	306,890	50,870,086
Caleres, Inc.	201,174	6,081,490
Camping World Holdings, Inc. (b)	144,850	2,733,320
Cars.com, Inc. (a)(b)	293,397	7,590,180
Chico's FAS, Inc.	569,523	3,075,424
Christopher & Banks Corp. (a)(b)	139,716	63,920
Citi Trends, Inc.	68,267	1,399,474
Conn's, Inc. (a)(b)	121,175	3,381,994
Destination Maternity Corp. (a)(b)	70,933	311,396
Destination XL Group, Inc. (a)(b)	161,954	453,471
DGSE Companies, Inc. (a)(b)	6,800	3,269
Dick's Sporting Goods, Inc. (b)	344,167	12,383,129
DSW, Inc. Class A	318,244	8,828,089
Express, Inc. (a)(b)	350,263	2,185,641
Five Below, Inc. (a)	255,187	26,741,046
Floor & Decor Holdings, Inc. Class A (a)(b)	258,123	8,551,615
Francesca's Holdings Corp. (a)(b)	161,057	320,503
GameStop Corp. Class A (b)	463,169	6,326,889
Genesco, Inc. (a)(b)	87,079	3,636,419
GNC Holdings, Inc. Class A (a)(b)	387,103	1,103,244
Group 1 Automotive, Inc.	90,525	5,087,505
Guess?, Inc.	267,769	6,372,902
Haverty Furniture Companies, Inc.	83,237	1,705,526
Hibbett Sports, Inc. (a)(b)	85,321	1,321,622
InfoSonics Corp. (a)	14,586	41,570
Kirkland's, Inc. (a)(b)	63,574	689,778
Lithia Motors, Inc. Class A (sub. vtg.)	107,785	8,931,065
Lumber Liquidators Holdings, Inc. (a)(b)	123,416	1,558,744
MarineMax, Inc. (a)	98,126	2,083,215
Michaels Companies, Inc. (a)(b)	435,273	7,386,583
Monro, Inc. (b)	156,526	12,728,694
Murphy U.S.A., Inc. (a)	136,733	11,078,108
Office Depot, Inc.	2,635,772	8,513,544
Party City Holdco, Inc. (a)(b)	250,437	2,992,722
Penske Automotive Group, Inc. (b)	174,202	7,595,207
Pier 1 Imports, Inc. (b)	329,915	475,078
Rent-A-Center, Inc. (a)	242,006	3,552,648
RH (a)(b)	88,012	10,221,714
Rtw Retailwinds, Inc. (a)(b)	121,608	407,387
Sally Beauty Holdings, Inc. (a)(b)	544,765	11,499,989
Sears Hometown & Outlet Stores, Inc. (a)(b)	47,413	100,041
Shoe Carnival, Inc. (b)	48,930	1,855,915
Signet Jewelers Ltd.	232,973	12,277,677
Sleep Number Corp. (a)	167,458	6,420,340
Sonic Automotive, Inc. Class A (sub. vtg.)	106,428	1,680,498
Sportsman's Warehouse Holdings, Inc. (a)(b)	164,128	738,576
Stage Stores, Inc. (b)	125,887	193,866
Stein Mart, Inc. (a)(b)	118,280	160,861
Tailored Brands, Inc. (b)	229,874	5,264,115
Tandy Leather Factory, Inc. (a)	3,017	19,429
The Buckle, Inc. (b)	131,998	2,521,162
The Cato Corp. Class A (sub. vtg.)	109,621	1,656,373
The Children's Place Retail Stores, Inc. (b)	73,993	9,592,453
The Container Store Group, Inc. (a)(b)	73,884	401,190
Tile Shop Holdings, Inc.	171,080	1,011,083
Tilly's, Inc.	91,191	1,049,608
Trans World Entertainment Corp. (a)	28,580	27,928
Urban Outfitters, Inc. (a)(b)	343,394	13,079,877
Vitamin Shoppe, Inc. (a)(b)	108,281	844,592
Williams-Sonoma, Inc. (b)	369,612	20,931,128
Winmark Corp.	8,866	1,314,916
Zumiez, Inc. (a)	82,415	1,625,224
		412,069,522
Textiles, Apparel & Luxury Goods - 1.0%
Carbon Black, Inc. (b)	40,598	661,341
Carter's, Inc.	209,977	19,422,873
Centric Brands, Inc. (a)(b)	60,189	313,585
Charles & Colvard Ltd. (a)	44,254	40,568
Cherokee, Inc. (a)(b)	50,362	30,217
Columbia Sportswear Co.	142,328	12,998,816
Crocs, Inc. (a)	310,259	8,625,200
Crown Crafts, Inc.	2,186	12,635
Culp, Inc.	43,649	894,368
Deckers Outdoor Corp. (a)	136,070	18,129,967
Delta Apparel, Inc. (a)	25,017	475,323
electroCore, Inc. (b)	15,418	102,684
EverQuote, Inc. Class A (b)	16,851	103,971
Forward Industries, Inc. (NY Shares) (a)(b)	18,474	24,755
Fossil Group, Inc. (a)(b)	203,243	3,928,687
G-III Apparel Group Ltd. (a)	188,127	7,540,130
GreenSky, Inc. Class A (b)	185,002	1,722,369
i3 Verticals, Inc. Class A	39,325	885,992
Iconix Brand Group, Inc. (a)(b)	269,342	39,647
J.Jill, Inc. (a)(b)	69,488	428,741
Lakeland Industries, Inc. (a)(b)	24,080	319,060
lululemon athletica, Inc. (a)	493,571	65,422,836
Movado Group, Inc.	79,287	2,984,363
Naked Brand Group, Inc. (a)(b)	12,372	15,465
Oxford Industries, Inc.	76,738	6,168,968
Rocky Brands, Inc.	31,092	804,972
Sequential Brands Group, Inc. (a)(b)	181,557	174,295
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	610,234	16,476,318
Sonos, Inc.	70,584	866,772
Steven Madden Ltd.	388,032	12,506,271
Stitch Fix, Inc. (a)(b)	106,797	2,918,762
Superior Group of Companies, Inc.	29,984	551,106
Unifi, Inc. (a)	78,142	2,170,003
Vera Bradley, Inc. (a)(b)	94,414	1,040,442
Vince Holding Corp. (a)(b)	13,170	167,259
Wolverine World Wide, Inc.	447,662	15,489,105
		204,457,866

TOTAL CONSUMER DISCRETIONARY		2,665,745,171

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	39,145	10,746,868
Castle Brands, Inc. (a)(b)	349,780	314,522
Celsius Holdings, Inc. (a)(b)	62,275	244,118
Coca-Cola Bottling Co. Consolidated	21,283	4,523,063
Craft Brew Alliance, Inc. (a)	47,928	770,682
Eastside Distilling, Inc. (a)	7,209	45,921
Keurig Dr. Pepper, Inc.	832,475	22,476,825
MGP Ingredients, Inc. (b)	59,619	4,053,496
National Beverage Corp. (b)	54,737	4,776,898
New Age Beverages Corp. (a)(b)	282,650	1,308,670
Primo Water Corp. (a)	153,485	2,228,602
REED'S, Inc. (a)(b)	70,567	172,889
		51,662,554
Food & Staples Retailing - 0.4%
Andersons, Inc.	119,001	3,934,173
BJ's Wholesale Club Holdings, Inc. (b)	294,988	6,890,920
Casey's General Stores, Inc. (b)	171,660	22,224,820
Chefs' Warehouse Holdings (a)(b)	105,052	4,003,532
Ingles Markets, Inc. Class A	66,192	1,925,525
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,028	795,590
Performance Food Group Co. (a)	474,485	16,350,753
PriceSmart, Inc.	104,941	7,019,503
Rite Aid Corp. (a)(b)	4,796,382	5,323,984
Smart & Final Stores, Inc. (a)(b)	129,757	822,659
SpartanNash Co.	163,229	3,060,544
Sprouts Farmers Market LLC (a)	579,192	13,333,000
United Natural Foods, Inc. (a)(b)	221,922	4,795,734
Village Super Market, Inc. Class A	35,891	979,465
Weis Markets, Inc. (b)	74,984	3,434,267
Welbilt, Inc. (a)(b)	583,250	8,060,515
		102,954,984
Food Products - 1.2%
Alico, Inc.	12,431	410,845
Arcadia Biosciences, Inc. (a)	2,224	8,963
B&G Foods, Inc. Class A (b)	320,374	9,716,943
Bunge Ltd.	644,952	36,807,411
Cal-Maine Foods, Inc. (b)	135,787	6,343,969
Calavo Growers, Inc. (b)	70,040	6,883,531
Coffee Holding Co., Inc. (a)	18,589	73,241
Darling International, Inc. (a)	744,036	16,279,508
Dean Foods Co. (b)	403,110	2,031,674
Farmer Brothers Co. (a)	50,454	1,228,555
Flowers Foods, Inc.	837,902	16,582,081
Fresh Del Monte Produce, Inc.	150,807	5,074,656
Freshpet, Inc. (a)(b)	116,002	3,828,066
Hostess Brands, Inc. Class A (a)(b)	440,565	5,132,582
Ingredion, Inc.	325,942	34,047,901
J&J Snack Foods Corp.	70,206	11,013,215
John B. Sanfilippo & Son, Inc.	40,025	2,490,356
Lancaster Colony Corp.	90,080	16,243,226
Landec Corp. (a)	118,257	1,822,340
Lifeway Foods, Inc. (a)	26,937	71,383
Limoneira Co.	63,181	1,525,189
nLIGHT, Inc. (a)(b)	27,693	528,936
Pilgrim's Pride Corp. (a)(b)	240,755	4,776,579
Post Holdings, Inc. (a)(b)	302,789	29,294,836
RiceBran Technologies (a)	35,206	109,139
Rocky Mountain Chocolate Factory, Inc.	2,945	24,002
S&W Seed Co. (a)(b)	43,975	120,931
Sanderson Farms, Inc. (b)	90,912	10,287,602
Seaboard Corp.	1,264	4,704,608
Seneca Foods Corp. Class A (a)	29,562	989,440
The Hain Celestial Group, Inc. (a)(b)	406,728	8,419,270
The Simply Good Foods Co. (a)	239,761	4,871,944
Tootsie Roll Industries, Inc. (b)	90,278	3,160,633
TreeHouse Foods, Inc. (a)(b)	253,310	13,324,106
		258,227,661
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	236,549	7,356,674
Energizer Holdings, Inc.	270,815	12,140,636
Funko, Inc. (a)(b)	53,219	799,882
Ocean Bio-Chem, Inc.	25,804	93,152
Oil-Dri Corp. of America	22,258	654,163
Orchids Paper Products Co. (a)(b)	39,941	67,500
Spectrum Brands Holdings, Inc. (b)	205,824	10,163,589
WD-40 Co. (b)	66,963	11,697,097
		42,972,693
Personal Products - 0.4%
Avon Products, Inc. (a)	1,977,598	4,192,508
CCA Industries, Inc. (a)	3,026	7,111
Cyanotech Corp. (a)	3,737	13,341
Edgewell Personal Care Co. (a)(b)	240,900	10,069,620
elf Beauty, Inc. (a)(b)	100,515	1,282,571
Herbalife Nutrition Ltd. (a)(b)	477,728	27,349,928
Inter Parfums, Inc.	78,674	4,859,693
LifeVantage Corp. (a)	57,355	769,704
Mannatech, Inc.	4,435	85,817
MediFast, Inc.	53,635	7,964,798
MYOS Corp. (a)(b)	833	925
Natural Alternatives International, Inc. (a)	19,731	198,099
Natural Health Trends Corp.	30,320	648,242
Nature's Sunshine Products, Inc. (a)	31,350	288,420
Nu Skin Enterprises, Inc. Class A	258,742	17,069,210
Reliv International, Inc. (a)	1,499	7,345
Revlon, Inc. (a)(b)	47,986	1,199,170
United-Guardian, Inc.	5,904	103,556
USANA Health Sciences, Inc. (a)	63,075	7,719,119
Veru, Inc. (a)(b)	188,434	282,651
Youngevity International, Inc. (a)(b)	26,302	178,328
		84,290,156
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	530,029	1,611,288
Pyxus International, Inc. (a)(b)	38,644	552,223
Turning Point Brands, Inc.	39,705	1,183,209
Universal Corp.	113,060	7,168,004
Vector Group Ltd. (b)	497,146	6,264,040
		16,778,764

TOTAL CONSUMER STAPLES		556,886,812

ENERGY - 3.6%
Energy Equipment & Services - 0.9%
ACM Research, Inc. (a)(b)	36,968	412,193
Archrock, Inc.	593,191	6,050,548
Aspen Aerogels, Inc. (a)	83,435	280,342
Basic Energy Services, Inc. (a)	98,791	620,407
Bristow Group, Inc. (a)(b)	163,447	640,712
C&J Energy Services, Inc. (a)	291,885	5,014,584
Carbo Ceramics, Inc. (a)(b)	108,759	498,116
Core Laboratories NV (b)	210,443	17,489,918
Dawson Geophysical Co. (b)	86,896	323,253
Diamond Offshore Drilling, Inc. (a)(b)	281,291	3,544,267
Dril-Quip, Inc. (a)(b)	170,524	6,694,772
EcoStim Energy Solutions, Inc. (a)	45,009	5,739
ENGlobal Corp. (a)	48,611	42,399
Ensco PLC Class A	1,984,296	11,250,958
Enservco Corp. (a)(b)	76,307	45,616
Era Group, Inc. (a)	74,312	747,579
Exterran Corp. (a)	142,998	3,217,455
Forum Energy Technologies, Inc. (a)	346,649	2,319,082
Frank's International NV (a)(b)	341,975	2,513,516
FTS International, Inc. (a)	139,763	1,380,858
Geospace Technologies Corp. (a)	61,378	954,428
Gulf Island Fabrication, Inc.	50,167	396,319
Helix Energy Solutions Group, Inc. (a)	626,995	5,141,359
Hornbeck Offshore Services, Inc. (a)(b)	145,542	435,171
Independence Contract Drilling, Inc. (a)	162,917	550,659
ION Geophysical Corp. (a)(b)	42,726	378,125
Key Energy Services, Inc. (a)	46,431	270,693
KLX Energy Services Holdings, Inc. (a)	140,375	2,834,171
Liberty Oilfield Services, Inc. Class A	174,227	3,017,612
Mammoth Energy Services, Inc. (b)	54,347	1,367,371
Matrix Service Co. (a)	122,152	2,496,787
McDermott International, Inc. (a)(b)	857,605	7,469,740
Mitcham Industries, Inc. (a)	40,167	142,191
Nabors Industries Ltd.	1,424,483	4,601,080
Natural Gas Services Group, Inc. (a)	51,774	1,021,501
NCS Multistage Holdings, Inc. (a)(b)	58,361	426,035
Newpark Resources, Inc. (a)(b)	395,660	3,042,625
Noble Corp. (a)(b)	1,104,992	4,607,817
Oceaneering International, Inc. (a)(b)	453,391	7,612,435
Oil States International, Inc. (a)	276,237	6,193,234
Parker Drilling Co. (a)(b)	37,425	49,027
Patterson-UTI Energy, Inc.	992,917	13,781,688
PHI, Inc. (non-vtg.) (a)	45,577	160,887
Pioneer Energy Services Corp. (a)	357,373	904,154
Profire Energy, Inc. (a)(b)	143,347	280,960
Quintana Energy Services, Inc. (a)	65,953	393,080
Ranger Energy Services, Inc. Class A (a)	20,663	155,799
RigNet, Inc. (a)	57,824	1,051,240
Rowan Companies PLC (a)(b)	570,603	7,908,558
RPC, Inc. (b)	275,755	3,606,875
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	42	0
warrants 7/27/21 (a)(d)	42	0
SEACOR Holdings, Inc. (a)	78,739	3,270,818
SEACOR Marine Holdings, Inc. (a)	69,485	1,250,035
Smart Sand, Inc. (a)(b)	100,045	326,147
Solaris Oilfield Infrastructure, Inc. Class A (b)	121,013	1,588,901
Superior Drilling Products, Inc. (a)(b)	61,142	103,941
Superior Energy Services, Inc. (a)	704,690	3,840,561
Synthesis Energy Systems, Inc. (a)(b)	30,310	42,434
TETRA Technologies, Inc. (a)	568,895	1,319,836
Tidewater, Inc. (a)(b)	133,780	3,181,288
Transocean Ltd. (United States) (a)(b)	1,934,998	17,956,781
U.S. Silica Holdings, Inc. (b)	352,315	4,999,350
Unit Corp. (a)	250,344	5,207,155
Weatherford International PLC (a)(b)	4,437,915	2,538,487
		189,969,669
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)	751,149	1,224,373
Adams Resources & Energy, Inc.	9,725	393,863
Aemetis, Inc. (a)	43,473	31,922
Alta Mesa Resources, Inc. Class A (a)(b)	522,555	799,509
Amyris, Inc. (a)(b)	182,667	902,375
Antero Resources Corp. (a)(b)	1,002,499	13,162,812
Approach Resources, Inc. (a)(b)	207,929	274,466
Arch Coal, Inc.	92,704	7,534,054
Barnwell Industries, Inc. (a)	11,088	17,852
Berry Petroleum Corp.	87,879	1,088,821
Bonanza Creek Energy, Inc. (a)	94,040	2,494,881
California Resources Corp. (a)(b)	217,075	5,196,776
Callon Petroleum Co. (a)(b)	1,037,786	8,873,070
Carrizo Oil & Gas, Inc. (a)	388,505	6,647,321
Centennial Resource Development, Inc. Class A (a)(b)	864,698	13,420,113
Centrus Energy Corp. Class A (a)(b)	21,753	60,908
Chaparral Energy, Inc. Class A (a)	163,943	1,631,233
Cheniere Energy, Inc. (a)	1,012,296	61,871,532
Chesapeake Energy Corp. (a)(b)	4,132,098	12,065,726
Clean Energy Fuels Corp. (a)	599,821	1,337,601
Cloud Peak Energy, Inc. (a)	343,710	287,857
CNX Resources Corp. (a)	955,319	13,221,615
Comstock Resources, Inc. (a)(b)	58,734	447,553
CONSOL Energy, Inc. (a)	125,651	4,317,368
Contango Oil & Gas Co. (a)	110,727	448,444
Continental Resources, Inc. (a)	400,209	18,297,555
CVR Energy, Inc.	130,096	4,909,823
Delek U.S. Holdings, Inc.	355,506	14,145,584
Denbury Resources, Inc. (a)(b)	2,057,203	4,649,279
Diamondback Energy, Inc. (b)	2,850	314,583
Dorian Lpg Ltd. (a)	151,750	1,066,803
Earthstone Energy, Inc. (a)	106,067	728,680
Eclipse Resources Corp. (a)(b)	466,049	521,975
EP Energy Corp. (a)	190,722	209,794
EQT Corp.	1,209,681	22,633,132
Equitrans Midstream Corp. (a)	937,346	20,921,563
Evolution Petroleum Corp.	142,653	1,242,508
Extraction Oil & Gas, Inc. (a)(b)	573,298	3,267,799
Gevo, Inc. (a)	20,550	58,157
Goodrich Petroleum Corp. (a)(b)	27,152	391,532
Green Plains, Inc. (b)	176,797	2,872,951
Gulfport Energy Corp. (a)(b)	711,290	6,060,191
Halcon Resources Corp. (a)(b)	695,628	1,947,758
Hallador Energy Co.	76,925	443,088
Highpoint Resources, Inc. (a)(b)	520,684	1,697,430
Houston American Energy Corp. (a)(b)	96,963	22,301
International Seaways, Inc. (a)(b)	131,702	2,539,215
Isramco, Inc. (a)(b)	3,432	415,444
Jagged Peak Energy, Inc. (a)(b)	287,387	3,287,707
Kosmos Energy Ltd. (a)(b)	1,144,749	6,158,750
Laredo Petroleum, Inc. (a)	674,358	2,946,944
Lilis Energy, Inc. (a)(b)	175,925	362,406
Lonestar Resources U.S., Inc. (a)(b)	94,981	644,921
Magnolia Oil & Gas Corp. Class A (a)(b)	380,285	4,631,871
Matador Resources Co. (a)(b)	494,913	11,284,016
Mexco Energy Corp. (a)	2,080	7,634
Midstates Petroleum Co., Inc. (a)	108,910	905,042
Murphy Oil Corp.	755,859	24,111,902
NACCO Industries, Inc. Class A	20,158	707,747
Nextdecade Corp. (a)(b)	57,546	289,456
Nine Energy Service, Inc. (a)	69,617	1,961,807
Northern Oil & Gas, Inc. (a)(b)	940,917	2,389,929
Oasis Petroleum, Inc. (a)	1,277,509	9,121,414
Overseas Shipholding Group, Inc. (a)	261,969	560,614
Pacific Ethanol, Inc. (a)	223,039	334,559
Panhandle Royalty Co. Class A	84,554	1,395,141
Par Pacific Holdings, Inc. (a)	135,196	2,287,516
Parsley Energy, Inc. Class A (a)	1,207,466	24,306,291
PBF Energy, Inc. Class A	549,847	21,268,082
PDC Energy, Inc. (a)	301,789	10,242,719
Peabody Energy Corp.	370,476	11,536,623
Pedevco Corp. (a)(b)	6,070	8,923
Penn Virginia Corp. (a)(b)	62,543	3,636,875
PrimeEnergy Corp. (a)	4,446	330,827
QEP Resources, Inc. (a)	1,061,472	8,523,620
Ramaco Resources, Inc. (a)(b)	23,222	123,077
Range Resources Corp. (b)	933,068	13,576,139
Renewable Energy Group, Inc. (a)(b)	166,929	4,498,737
Resolute Energy Corp. (a)(b)	89,891	3,196,524
Rex American Resources Corp. (a)	25,663	1,785,888
Ring Energy, Inc. (a)	267,832	1,872,146
Sanchez Energy Corp. (a)(b)	332,605	232,857
SandRidge Energy, Inc. (a)	160,445	1,572,361
SemGroup Corp. Class A	314,015	5,096,463
SilverBow Resources, Inc. (a)	24,454	598,389
SM Energy Co.	467,502	9,537,041
Southwestern Energy Co. (a)(b)	2,637,765	12,714,027
SRC Energy, Inc. (a)	1,100,977	6,352,637
Talos Energy, Inc. (a)(b)	99,300	1,918,476
Targa Resources Corp.	1,031,497	46,035,711
Tellurian, Inc. (a)(b)	438,467	3,170,116
Tengasco, Inc. (a)	71,660	73,093
Torchlight Energy Resources, Inc. (a)(b)	215,751	147,919
TransAtlantic Petroleum Ltd. (a)	78,088	76,878
U.S. Energy Corp. (a)	16,279	14,295
Ultra Petroleum Corp. (a)(b)	902,974	1,146,777
Uranium Energy Corp. (a)(b)	703,877	929,118
VAALCO Energy, Inc. (a)	270,263	440,529
Vertex Energy, Inc. (a)	53,517	73,318
W&T Offshore, Inc. (a)(b)	415,454	2,413,788
Westwater Resources, Inc. (a)(b)	149,006	27,954
Whiting Petroleum Corp. (a)	410,885	12,437,489
WildHorse Resource Development Corp. (a)(b)	120,996	2,236,006
World Fuel Services Corp.	306,077	7,893,726
WPX Energy, Inc. (a)	1,840,981	25,681,685
Yuma Energy, Inc. (a)(b)	5,206	966
Zion Oil & Gas, Inc. (a)(b)	251,977	114,246
		586,340,902

TOTAL ENERGY		776,310,571

FINANCIALS - 17.0%
Banks - 7.1%
1st Constitution Bancorp	41,322	817,349
1st Source Corp.	86,683	4,191,990
Access National Corp.	72,883	1,927,027
ACNB Corp.	17,221	621,506
Allegiance Bancshares, Inc. (a)	66,951	2,539,451
Amalgamated Bank	32,384	691,722
American National Bankshares, Inc.	30,629	1,103,563
American River Bankshares	8,078	119,716
Ameris Bancorp	183,811	7,872,625
AmeriServ Financial, Inc.	14,455	62,012
Ames National Corp.	26,775	735,242
Arrow Financial Corp.	60,291	2,096,318
Associated Banc-Corp.	798,573	18,502,936
Atlantic Capital Bancshares, Inc. (a)	120,860	2,225,033
Auburn National Bancorp., Inc.	4,997	190,336
Banc of California, Inc.	183,876	3,162,667
BancFirst Corp.	86,437	4,824,913
Bancorp, Inc., Delaware (a)	257,526	2,562,384
BancorpSouth Bank	406,286	12,509,546
Bank of Commerce Holdings	96,497	1,167,614
Bank of Hawaii Corp.	203,058	16,193,876
Bank of Marin Bancorp	53,532	2,285,281
Bank of South Carolina Corp.	11,084	209,266
Bank of the Ozarks, Inc. (b)	538,836	14,602,456
BankUnited, Inc.	476,569	16,460,693
Bankwell Financial Group, Inc.	40,214	1,193,149
Banner Corp.	153,628	9,217,680
Bar Harbor Bankshares	71,268	1,833,726
BayCom Corp.	26,266	607,007
BCB Bancorp, Inc.	54,338	636,298
Berkshire Hills Bancorp, Inc.	193,538	6,609,323
Blue Hills Bancorp, Inc.	127,338	3,023,004
BOK Financial Corp.	148,311	12,502,617
Boston Private Financial Holdings, Inc.	388,534	4,930,496
Bridge Bancorp, Inc.	81,088	2,393,718
Bridgewater Bancshares, Inc. (a)	45,165	546,045
Brookline Bancorp, Inc., Delaware	393,329	6,088,733
Bryn Mawr Bank Corp.	95,536	3,756,476
Business First Bancshares, Inc. (b)	67,317	1,702,447
Byline Bancorp, Inc. (a)	76,972	1,596,399
C & F Financial Corp.	11,195	588,633
Cadence Bancorp Class A	328,829	6,744,283
Cambridge Bancorp (b)	17,006	1,487,005
Camden National Corp.	71,787	2,968,392
Capital City Bank Group, Inc.	61,468	1,654,719
Capstar Financial Holdings, Inc.	25,642	420,016
Carolina Financial Corp.	95,891	3,294,815
Cathay General Bancorp	359,187	14,213,030
CB Financial Services, Inc. (b)	33,968	888,263
CBTX, Inc. (b)	97,253	3,354,256
Centerstate Banks of Florida, Inc.	325,435	8,139,129
Central Pacific Financial Corp.	141,253	3,960,734
Central Valley Community Bancorp	60,316	1,227,431
Century Bancorp, Inc. Class A (non-vtg.)	8,217	671,740
Chemical Financial Corp.	329,507	15,552,730
Chemung Financial Corp.	14,522	627,350
CIT Group, Inc.	477,268	22,159,553
Citizens & Northern Corp.	48,431	1,288,749
Citizens First Corp.	14,486	344,767
Citizens Holding Co.	12,415	257,860
City Holding Co.	74,480	5,714,850
Civista Bancshares, Inc.	63,641	1,356,190
CNB Financial Corp., Pennsylvania	60,038	1,600,613
Coastal Financial Corp. of Washington (a)	3,574	57,005
Codorus Valley Bancorp, Inc.	36,004	864,456
Colony Bankcorp, Inc.	4,534	77,758
Columbia Banking Systems, Inc.	336,238	13,678,162
Commerce Bancshares, Inc.	452,769	28,533,502
Community Bank System, Inc.	236,671	15,539,818
Community Bankers Trust Corp. (a)	168,702	1,395,166
Community Financial Corp.	16,416	494,450
Community Trust Bancorp, Inc.	82,616	3,817,685
ConnectOne Bancorp, Inc.	140,322	2,826,085
County Bancorp, Inc.	24,663	527,788
Cullen/Frost Bankers, Inc.	286,408	28,732,451
Customers Bancorp, Inc. (a)	131,371	2,563,048
CVB Financial Corp.	471,007	10,946,203
DNB Financial Corp.	5,059	173,018
Eagle Bancorp, Inc. (a)	144,638	8,336,934
East West Bancorp, Inc.	657,728	35,313,416
Enterprise Bancorp, Inc.	36,527	1,248,493
Enterprise Financial Services Corp.	108,056	4,829,023
Equity Bancshares, Inc. (a)	67,466	2,548,191
Esquire Financial Holdings, Inc. (a)	10,206	255,966
Evans Bancorp, Inc.	16,919	685,220
Farmers & Merchants Bancorp, Inc. (b)	29,961	1,230,498
Farmers National Banc Corp.	107,921	1,513,052
FCB Financial Holdings, Inc. Class A (a)	213,886	8,478,441
Fidelity D & D Bancorp, Inc. (b)	16,387	1,001,246
Fidelity Southern Corp.	101,501	2,408,619
Financial Institutions, Inc.	66,751	2,007,870
First Bancorp, North Carolina	140,061	5,605,241
First Bancorp, Puerto Rico	975,662	8,829,741
First Bancshares, Inc.	48,628	1,712,678
First Bank Hamilton New Jersey	68,067	814,081
First Busey Corp.	198,698	5,700,646
First Business Finance Services, Inc.	36,856	790,561
First Choice Bancorp	27,921	625,151
First Citizen Bancshares, Inc.	42,694	18,335,792
First Commonwealth Financial Corp.	477,556	6,657,131
First Community Bankshares, In	64,497	2,242,561
First Community Corp.	49,271	1,156,883
First Financial Bancorp, Ohio	458,252	12,794,396
First Financial Bankshares, Inc. (b)	314,384	20,598,440
First Financial Corp., Indiana	55,531	2,592,742
First Financial Northwest, Inc.	38,007	578,467
First Foundation, Inc. (a)	182,387	2,920,016
First Guaranty Bancshares, Inc.	200	4,436
First Hawaiian, Inc.	403,144	10,489,807
First Horizon National Corp.	1,474,718	24,318,100
First Internet Bancorp	42,622	1,059,157
First Interstate Bancsystem, Inc.	156,012	6,775,601
First Merchants Corp.	232,952	9,793,302
First Mid-Illinois Bancshares, Inc.	51,627	1,911,748
First Midwest Bancorp, Inc., Delaware	485,746	11,458,748
First Northwest Bancorp	28,933	447,883
First of Long Island Corp.	106,229	2,296,671
First Republic Bank	733,878	72,764,004
First Savings Financial Group, Inc.	100	5,732
First United Corp.	27,604	497,700
Flushing Financial Corp.	126,268	2,950,883
FNB Corp., Pennsylvania	1,466,878	17,983,924
FNCM Bancorp, Inc.	1,964	16,910
Franklin Financial Network, Inc. (a)(b)	54,781	1,846,120
Fulton Financial Corp.	841,794	14,655,634
German American Bancorp, Inc.	95,319	3,006,361
Glacier Bancorp, Inc.	406,121	19,177,034
Glen Burnie Bancorp	18,315	211,538
Great Southern Bancorp, Inc.	57,496	3,120,883
Great Western Bancorp, Inc.	285,222	10,644,485
Green Bancorp, Inc.	126,947	2,582,102
Guaranty Bancorp	122,241	3,130,592
Guaranty Bancshares, Inc. Texas	61,240	1,868,432
Hancock Whitney Corp.	388,458	15,623,781
Hanmi Financial Corp.	147,184	3,302,809
HarborOne Bancorp, Inc. (a)	136,954	2,428,194
Hawthorn Bancshares, Inc.	49,185	1,116,008
Heartland Financial U.S.A., Inc.	130,065	7,114,556
Heritage Commerce Corp.	172,265	2,461,667
Heritage Financial Corp., Washington	155,617	5,441,926
Hilltop Holdings, Inc.	338,017	6,604,852
Home Bancshares, Inc.	770,264	15,104,877
HomeTown Bankshares Corp.	1,217	17,659
HomeTrust Bancshares, Inc.	80,547	2,093,417
Hope Bancorp, Inc.	564,668	8,582,954
Horizon Bancorp, Inc. Indiana	235,920	4,105,008
Howard Bancorp, Inc. (a)(b)	38,181	607,078
IBERIABANK Corp.	262,016	19,585,696
Independent Bank Corp.	111,663	2,566,016
Independent Bank Corp., Massachusetts (b)	127,226	10,225,154
Independent Bank Group, Inc.	109,559	6,268,966
International Bancshares Corp.	247,235	9,491,352
Investar Holding Corp.	28,595	718,592
Investors Bancorp, Inc.	1,113,616	13,675,204
Lakeland Bancorp, Inc.	203,825	3,369,227
Lakeland Financial Corp.	121,748	5,636,932
Landmark Bancorp, Inc.	39	926
LCNB Corp.	59,345	951,894
LegacyTexas Financial Group, Inc.	212,525	8,248,095
Limestone Bancorp, Inc. (a)	9,708	136,689
Live Oak Bancshares, Inc.	115,461	2,067,907
Luther Burbank Corp.	63,696	662,438
Macatawa Bank Corp.	89,652	909,071
Mackinac Financial Corp.	17,916	265,157
MB Financial, Inc.	388,561	17,827,179
MBT Financial Corp.	97,982	1,118,954
Mercantile Bank Corp.	82,951	2,649,455
Merchants Bancorp/IN	89,004	2,126,306
Metropolitan Bank Holding Corp. (a)	20,620	741,908
Mid Penn Bancorp, Inc.	28,431	744,608
Middlefield Banc Corp.	13,083	595,669
Midland States Bancorp, Inc.	90,165	2,339,782
Midsouth Bancorp, Inc.	58,151	768,756
MidWestOne Financial Group, Inc.	41,377	1,189,175
MutualFirst Financial, Inc.	16,673	590,057
MVB Financial Corp.	77,278	1,452,826
National Bank Holdings Corp.	123,170	4,585,619
National Bankshares, Inc.	27,074	1,172,033
National Commerce Corp. (a)	87,916	3,634,447
NBT Bancorp, Inc.	208,964	8,143,327
Nicolet Bankshares, Inc. (a)	30,097	1,563,539
Northeast Bancorp	46,227	860,747
Northrim Bancorp, Inc.	32,146	1,172,365
Norwood Financial Corp. (b)	25,663	911,293
Oak Valley Bancorp Oakdale California (b)	788	14,759
OFG Bancorp	203,042	3,691,304
Ohio Valley Banc Corp.	14,225	528,459
Old Line Bancshares, Inc.	58,024	1,760,448
Old National Bancorp, Indiana	700,704	13,124,186
Old Point Financial Corp.	8,443	216,141
Old Second Bancorp, Inc.	130,873	1,919,907
OP Bancorp (a)	7,707	74,758
Opus Bank	98,762	2,133,259
Origin Bancorp, Inc.	24,054	899,139
Orrstown Financial Services, Inc.	36,982	762,569
Pacific City Financial Corp.	17,160	276,276
Pacific Mercantile Bancorp (a)	74,732	597,856
Pacific Premier Bancorp, Inc. (a)	200,652	6,194,127
PacWest Bancorp	549,323	22,104,758
Park National Corp.	63,362	6,059,308
Parke Bancorp, Inc.	32,075	609,104
Patriot National Bancorp, Inc.	1,376	23,048
PCSB Financial Corp.	72,208	1,435,495
Peapack-Gladstone Financial Corp.	73,677	2,107,899
Penns Woods Bancorp, Inc.	18,583	803,715
People's Utah Bancorp	70,336	2,272,556
Peoples Bancorp of North Carolina	30,748	875,396
Peoples Bancorp, Inc.	89,194	3,112,871
Peoples Financial Services Corp.	27,751	1,179,695
Pinnacle Financial Partners, Inc.	348,294	19,974,661
Popular, Inc.	465,196	26,237,054
Preferred Bank, Los Angeles	65,401	3,349,839
Premier Financial Bancorp, Inc.	39,963	743,711
Prosperity Bancshares, Inc.	305,161	21,175,122
QCR Holdings, Inc.	61,560	2,268,486
Reliant Bancorp, Inc. (b)	23,325	548,604
Renasant Corp.	223,760	8,178,428
Republic Bancorp, Inc., Kentucky Class A	37,884	1,639,241
Republic First Bancorp, Inc. (a)(b)	234,182	1,768,074
S&T Bancorp, Inc.	163,289	6,902,226
Sandy Spring Bancorp, Inc.	167,423	6,030,576
SB Financial Group, Inc.	8,937	161,045
SB One Bancorp	28,331	686,177
Seacoast Banking Corp., Florida (a)	245,983	7,133,507
Select Bancorp, Inc. New (a)	74,170	937,509
ServisFirst Bancshares, Inc.	211,357	8,321,125
Shore Bancshares, Inc.	41,535	664,560
Sierra Bancorp	53,621	1,522,836
Signature Bank	254,540	31,392,418
Simmons First National Corp. Class A	426,843	12,549,184
SmartFinancial, Inc. (a)	31,119	642,607
Sound Financial Bancorp, Inc.	100	3,450
South State Corp.	166,489	12,080,442
Southern First Bancshares, Inc. (a)	40,709	1,536,358
Southern National Bancorp of Virginia, Inc.	83,109	1,318,109
Southside Bancshares, Inc.	157,439	5,373,393
Spirit of Texas Bancshares, Inc. (a)	1,830	37,149
State Bank Financial Corp.	176,884	4,262,904
Sterling Bancorp	1,030,823	19,894,884
Stock Yards Bancorp, Inc.	112,644	3,531,389
Summit Financial Group, Inc.	28,203	593,391
Synovus Financial Corp.	526,811	19,918,724
TCF Financial Corp.	794,862	17,876,446
Texas Capital Bancshares, Inc. (a)	224,851	13,414,611
The Bank of Princeton	25,818	759,049
The Fauquier Bank	600	12,402
The First Bancorp, Inc.	39,635	1,126,823
Tompkins Financial Corp.	57,219	4,678,798
TowneBank	307,026	8,784,014
Trico Bancshares	122,757	4,720,007
TriState Capital Holdings, Inc. (a)	111,590	2,802,025
Triumph Bancorp, Inc. (a)	114,239	4,373,069
Trustmark Corp.	304,379	9,843,617
Two River Bancorp	42,472	637,929
UMB Financial Corp.	207,637	14,050,796
Umpqua Holdings Corp.	1,045,315	20,111,861
Union Bankshares Corp.	274,851	9,729,725
Union Bankshares, Inc.	25,753	1,158,885
United Bancorp, Inc.	40,892	507,061
United Bankshares, Inc., West Virginia (b)	480,096	17,365,072
United Community Bank, Inc.	369,582	9,553,695
United Security Bancshares, Inc.	8,386	73,797
United Security Bancshares, California	21,142	213,111
Unity Bancorp, Inc.	56,085	1,246,209
Univest Corp. of Pennsylvania	135,714	3,460,707
Valley National Bancorp (b)	1,564,720	16,930,270
Veritex Holdings, Inc. (a)(b)	144,959	3,723,997
Village Bank & Trust Financial Corp. (a)(b)	8,718	296,412
Washington Trust Bancorp, Inc.	70,145	3,689,627
Webster Financial Corp.	430,009	25,873,642
WesBanco, Inc.	255,741	11,119,619
West Bancorp., Inc.	61,749	1,265,855
Westamerica Bancorp. (b)	128,258	8,105,906
Western Alliance Bancorp. (a)	451,261	21,150,603
Wintrust Financial Corp.	265,500	20,536,425
		1,544,802,054
Capital Markets - 2.3%
Arlington Asset Investment Corp. (b)	118,586	1,018,654
Artisan Partners Asset Management, Inc.	239,763	6,528,746
Ashford, Inc. (b)	5,527	370,309
Associated Capital Group, Inc. (b)	20,279	861,655
B. Riley Financial, Inc.	76,339	1,387,080
BGC Partners, Inc. Class A	1,267,257	13,356,889
Blucora, Inc. (a)	214,929	6,654,202
Cohen & Co., Inc. (b)	1,650	14,673
Cohen & Steers, Inc.	96,440	3,602,998
Cowen Group, Inc. Class A (a)(b)	132,552	2,108,902
Diamond Hill Investment Group, Inc.	14,496	2,439,677
Eaton Vance Corp. (non-vtg.)	528,796	21,537,861
Evercore, Inc. Class A	187,721	15,498,246
FactSet Research Systems, Inc.	171,182	40,140,467
Federated Investors, Inc. Class B (non-vtg.) (b)	433,301	11,473,810
Gain Capital Holdings, Inc. (b)	113,781	836,290
GAMCO Investors, Inc. Class A (b)	17,575	378,917
Great Elm Capital Group, Inc. (a)	109,690	400,369
Greenhill & Co., Inc. (b)	84,463	1,987,414
Hamilton Lane, Inc. Class A	78,549	2,970,723
Hennessy Advisors, Inc. (b)	9,179	104,824
Houlihan Lokey	156,611	6,624,645
iFresh, Inc. (a)	19,708	20,890
Interactive Brokers Group, Inc.	340,130	19,676,521
INTL FCStone, Inc. (a)	69,826	2,720,421
Investment Technology Group, Inc.	149,268	4,497,445
Janus Henderson Group PLC (b)	772,632	18,079,589
KKR & Co. LP	2,390,876	54,798,878
Ladenburg Thalmann Financial Services, Inc.	414,838	1,186,437
Lazard Ltd. Class A	594,370	23,846,124
Legg Mason, Inc.	383,124	11,099,102
LPL Financial	401,353	25,754,822
Manning & Napier, Inc. Class A (b)	53,255	94,794
MarketAxess Holdings, Inc.	172,508	37,560,167
Medley Management, Inc. (b)	32,101	163,394
Moelis & Co. Class A	203,107	8,209,585
Morningstar, Inc.	84,311	9,960,502
National Holdings Corp. (a)	3,418	11,109
National Holdings Corp. warrants 1/18/22 (a)	3,483	1,776
Oppenheimer Holdings, Inc. Class A (non-vtg.)	42,860	1,221,939
Piper Jaffray Companies	69,768	4,979,342
PJT Partners, Inc.	89,370	4,220,945
Pzena Investment Management, Inc.	56,939	581,347
Rosehill Resources, Inc. (a)	42,623	158,131
Safeguard Scientifics, Inc. (a)	89,756	804,214
SEI Investments Co.	593,704	31,881,905
Siebert Financial Corp. (a)	17,543	226,480
Silvercrest Asset Management Group Class A	17,563	245,355
Stifel Financial Corp.	324,377	15,657,678
TD Ameritrade Holding Corp.	1,236,239	66,522,021
TheStreet.com, Inc. (a)	85,175	128,614
U.S. Global Investments, Inc. Class A (b)	35,952	40,626
Value Line, Inc.	12,911	342,787
Virtu Financial, Inc. Class A	290,143	7,302,899
Virtus Investment Partners, Inc.	31,299	2,973,405
Waddell & Reed Financial, Inc. Class A (b)	361,200	7,354,032
Westwood Holdings Group, Inc.	46,301	1,815,925
WisdomTree Investments, Inc. (b)	506,112	3,588,334
		508,024,886
Consumer Finance - 0.9%
Ally Financial, Inc.	1,926,978	51,411,773
Asta Funding, Inc.	34,340	144,571
Atlanticus Holdings Corp. (a)	32,978	125,646
Consumer Portfolio Services, Inc. (a)	85,827	310,694
Credit Acceptance Corp. (a)(b)	57,520	23,549,838
CURO Group Holdings Corp. (a)	62,917	838,684
Elevate Credit, Inc. (a)(b)	76,316	369,369
Encore Capital Group, Inc. (a)(b)	113,833	3,185,047
Enova International, Inc. (a)	158,337	3,505,581
EZCORP, Inc. (non-vtg.) Class A (a)(b)	232,313	2,211,620
First Cash Financial Services, Inc.	202,051	17,992,642
Green Dot Corp. Class A (a)	214,153	17,847,511
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,920,415	6,587,023
Navient Corp.	1,065,315	12,251,123
Nelnet, Inc. Class A	100,308	5,461,771
Nicholas Financial, Inc. (a)	72,274	761,045
OneMain Holdings, Inc. (a)	340,423	9,964,181
PRA Group, Inc. (a)(b)	207,395	6,329,695
Regional Management Corp. (a)	41,860	1,136,918
Santander Consumer U.S.A. Holdings, Inc.	522,748	10,167,449
SLM Corp. (a)	1,984,740	20,383,280
World Acceptance Corp. (a)	29,864	3,253,384
		197,788,845
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,255	184,738
Acushnet Holdings Corp.	158,256	3,616,150
AXA Equitable Holdings, Inc. (b)	598,759	11,783,577
Cannae Holdings, Inc. (a)	312,816	5,452,383
Columbia Financial, Inc. (b)	242,940	3,828,734
ConvergeOne Holdings, Inc.	125,764	1,574,565
Donnelley Financial Solutions, Inc. (a)	154,248	2,569,772
FB Financial Corp.	77,781	3,006,236
FGL Holdings Class A (a)(b)	775,571	6,212,324
FlexShopper, Inc. (a)	60,932	45,090
Focus Financial Partners, Inc. Class A (b)	86,651	2,679,249
Granite Point Mortgage Trust, Inc.	201,912	3,828,252
International Money Express, Inc. (a)(b)	46,442	562,877
Marlin Business Services Corp.	35,707	906,958
On Deck Capital, Inc. (a)	236,402	1,853,392
Pennymac Financial Services, Inc.	111,913	2,295,336
Rafael Holdings, Inc. (a)	43,941	364,710
RBB Bancorp	44,394	964,682
Senseonics Holdings, Inc. (a)(b)	459,857	1,563,514
Victory Capital Holdings, Inc. (a)	65,168	798,308
Voya Financial, Inc.	728,044	32,725,578
		86,816,425
Insurance - 3.8%
1347 Property Insurance Holdings, Inc. (a)	6,863	34,384
Alleghany Corp.	67,517	42,605,253
AMBAC Financial Group, Inc. (a)	204,452	3,573,821
American Equity Investment Life Holding Co.	419,962	14,333,303
American Financial Group, Inc.	313,041	32,042,877
American National Insurance Co.	40,865	5,214,783
Amerisafe, Inc.	86,713	5,600,793
Arch Capital Group Ltd. (a)	1,836,928	52,572,879
Argo Group International Holdings, Ltd.	158,059	10,956,650
Aspen Insurance Holdings Ltd.	264,828	11,085,700
Assured Guaranty Ltd.	498,672	20,355,791
Athene Holding Ltd. (a)	568,398	24,719,629
Atlas Financial Holdings, Inc. (a)	41,883	391,187
Axis Capital Holdings Ltd.	382,871	21,191,910
Blue Capital Reinsurance Holdings Ltd.	23,495	146,139
Brown & Brown, Inc.	1,033,120	29,981,142
Citizens, Inc. Class A (a)(b)	184,726	1,459,335
CNA Financial Corp.	128,322	6,020,868
CNO Financial Group, Inc.	743,708	13,609,856
Conifer Holdings, Inc. (a)	13,147	63,369
Crawford & Co.:
Class A	1,300	11,739
Class B	86,249	783,141
Donegal Group, Inc. Class A	99,122	1,427,357
eHealth, Inc. (a)	76,766	2,957,026
EMC Insurance Group	31,595	1,010,408
Employers Holdings, Inc.	152,757	6,866,427
Enstar Group Ltd. (a)	68,633	12,091,076
Erie Indemnity Co. Class A	94,840	12,978,854
FBL Financial Group, Inc. Class A	45,421	3,194,459
Fednat Holding Co.	49,542	1,083,979
First American Financial Corp.	509,584	24,628,195
FNF Group	1,253,231	42,108,562
Genworth Financial, Inc. Class A (a)	2,251,048	10,489,884
Global Indemnity Ltd.	36,933	1,265,325
Goosehead Insurance (b)	44,880	1,140,850
Greenlight Capital Re, Ltd. (a)(b)	126,769	1,342,484
Hallmark Financial Services, Inc. (a)	48,662	554,747
Hanover Insurance Group, Inc.	197,191	22,619,780
HCI Group, Inc.	35,392	1,923,555
Health Insurance Innovations, Inc. (a)(b)	55,710	2,051,242
Heritage Insurance Holdings, Inc. (b)	104,451	1,676,439
Horace Mann Educators Corp.	186,342	7,505,856
Independence Holding Co. (b)	40,534	1,560,154
Investors Title Co.	6,063	1,128,203
James River Group Holdings Ltd.	139,349	5,303,623
Kemper Corp.	282,894	21,528,233
Kingstone Companies, Inc.	38,480	607,214
Kinsale Capital Group, Inc.	89,995	5,598,589
Maiden Holdings Ltd.	310,745	786,185
Markel Corp. (a)	63,074	72,165,486
MBIA, Inc. (a)(b)	409,386	3,811,384
Mercury General Corp.	122,123	6,918,268
National General Holdings Corp.	275,563	7,316,198
National Western Life Group, Inc.	10,543	3,238,810
Navigators Group, Inc.	107,472	7,466,080
NI Holdings, Inc. (a)	44,844	709,881
Old Republic International Corp.	1,285,651	28,991,430
Primerica, Inc.	199,627	23,731,658
ProAssurance Corp.	252,427	11,038,633
Protective Insurance Corp. Class B	41,959	876,524
Reinsurance Group of America, Inc.	284,742	42,534,760
RenaissanceRe Holdings Ltd.	184,540	24,471,849
RLI Corp.	184,193	13,965,513
Safety Insurance Group, Inc.	68,539	6,019,095
Selective Insurance Group, Inc.	275,879	18,310,089
State Auto Financial Corp.	72,121	2,524,235
Stewart Information Services Corp.	105,775	4,448,897
Third Point Reinsurance Ltd. (a)	377,614	3,896,976
Tiptree, Inc.	126,062	690,820
Trupanion, Inc. (a)(b)	115,090	3,444,644
United Fire Group, Inc.	96,136	5,178,846
United Insurance Holdings Corp.	101,337	1,965,938
Universal Insurance Holdings, Inc.	146,714	6,439,277
W.R. Berkley Corp.	428,003	33,718,076
White Mountains Insurance Group Ltd. (b)	14,755	13,703,706
		839,760,328
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	126,006	2,288,269
AGNC Investment Corp.	2,359,060	41,755,362
Annaly Capital Management, Inc.	5,776,598	57,997,044
Anworth Mortgage Asset Corp.	512,999	2,303,366
Apollo Commercial Real Estate Finance, Inc.	500,308	9,475,834
Arbor Realty Trust, Inc. (b)	341,142	4,042,533
Ares Commercial Real Estate Corp.	137,967	1,970,169
Armour Residential REIT, Inc.	197,044	4,362,554
Blackstone Mortgage Trust, Inc. (b)	530,604	18,624,200
Capstead Mortgage Corp.	445,345	3,442,517
Cherry Hill Mortgage Investment Corp.	99,628	1,893,928
Chimera Investment Corp.	887,190	17,025,176
Dynex Capital, Inc.	297,409	1,793,376
Ellington Residential Mortgage REIT	39,894	452,398
Exantas Capital Corp.	143,640	1,604,459
Great Ajax Corp.	65,572	847,846
Hunt Companies Finance Trust I	76,218	261,428
Invesco Mortgage Capital, Inc.	513,234	8,016,715
KKR Real Estate Finance Trust, Inc.	140,227	2,734,427
Ladder Capital Corp. Class A	394,637	6,965,343
MFA Financial, Inc.	2,139,898	15,514,261
New Residential Investment Corp.	1,646,419	28,318,407
New York Mortgage Trust, Inc. (b)	684,940	4,246,628
Orchid Island Capital, Inc. (b)	253,296	1,714,814
Owens Realty Mortgage, Inc.	36,988	742,349
PennyMac Mortgage Investment Trust	293,977	6,188,216
Redwood Trust, Inc.	386,546	6,451,453
Starwood Property Trust, Inc.	1,225,779	27,420,676
TPG RE Finance Trust, Inc.	208,383	4,107,229
Two Harbors Investment Corp.	1,145,117	16,466,782
Western Asset Mortgage Capital Corp.	215,164	2,171,005
ZAIS Financial Corp.	76,880	1,145,512
		302,344,276
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,296	2,152,253
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)(b)	251,281	7,839,967
BankFinancial Corp.	74,436	1,111,329
Beneficial Bancorp, Inc.	350,460	5,425,121
BSB Bancorp, Inc. (a)	29,275	961,098
Capitol Federal Financial, Inc.	662,139	9,296,432
Citizens Community Bancorp, Inc.	15,344	180,292
Dime Community Bancshares, Inc.	149,800	2,733,850
Elmira Savings Bank	190	3,762
Entegra Financial Corp. (a)	57,683	1,334,785
ESSA Bancorp, Inc.	31,879	511,658
Essent Group Ltd. (a)	456,204	17,591,226
Farmer Mac Class C (non-vtg.)	44,824	2,961,073
First Capital, Inc.	12,741	480,336
First Defiance Financial Corp.	99,544	2,805,150
Flagstar Bancorp, Inc. (a)	138,359	4,489,750
FS Bancorp, Inc.	17,074	817,162
Greene County Bancorp, Inc.	1,994	67,756
Hamilton Bancorp, Inc. (a)	68	989
Hingham Institution for Savings	8,302	1,844,704
HMN Financial, Inc. (a)	3,799	75,068
Home Bancorp, Inc.	30,230	1,148,135
Home Federal Bancorp, Inc.	566	17,546
HomeStreet, Inc. (a)	126,094	3,356,622
HopFed Bancorp, Inc.	17,764	258,466
Impac Mortgage Holdings, Inc. (a)(b)	64,633	248,837
Kearny Financial Corp.	498,815	6,604,311
LendingTree, Inc. (a)(b)	34,798	9,059,311
Malvern Bancorp, Inc. (a)(b)	88,487	1,849,378
Meridian Bancorp, Inc. Maryland	252,607	4,130,124
Meta Financial Group, Inc.	133,597	3,054,027
MGIC Investment Corp. (a)	1,675,104	19,615,468
New York Community Bancorp, Inc. (b)	2,230,811	23,713,521
NMI Holdings, Inc. (a)(b)	302,250	5,905,965
Northfield Bancorp, Inc.	216,694	3,053,218
Northwest Bancshares, Inc.	489,355	8,774,135
OceanFirst Financial Corp.	213,511	5,502,178
Ocwen Financial Corp. (a)(b)	551,866	1,164,437
Oritani Financial Corp.	186,116	2,901,548
PB Bancorp, Inc.	6,939	76,468
PDL Community Bancorp (a)	800	10,512
Poage Bankshares, Inc.	8,102	199,876
Provident Bancorp, Inc. (a)	55,058	1,496,476
Provident Financial Holdings, Inc.	21,391	375,412
Provident Financial Services, Inc.	293,042	7,525,319
Prudential Bancorp, Inc.	120,325	2,135,769
Radian Group, Inc.	969,907	17,846,289
Riverview Bancorp, Inc.	143,960	1,171,834
Security National Financial Corp. Class A	39,889	220,187
Severn Bancorp, Inc.	300	2,715
SI Financial Group, Inc.	22,747	309,587
Southern Missouri Bancorp, Inc.	20,102	730,306
Standard AVB Financial Corp.	200	5,914
Sterling Bancorp, Inc.	111,108	936,640
Territorial Bancorp, Inc.	30,075	837,589
TFS Financial Corp.	293,122	4,695,814
Timberland Bancorp, Inc.	31,588	893,940
Trustco Bank Corp., New York	431,279	3,402,791
United Community Financial Corp.	246,363	2,357,694
United Financial Bancorp, Inc. New	244,921	4,011,806
Walker & Dunlop, Inc.	129,457	6,114,254
Washington Federal, Inc.	392,917	11,319,939
Waterstone Financial, Inc.	131,102	2,197,270
Westfield Financial, Inc.	124,040	1,231,717
WMI Holdings Corp. (a)	120,810	1,827,855
WSFS Financial Corp.	144,979	6,099,267
		238,921,975

TOTAL FINANCIALS		3,720,611,042

HEALTH CARE - 12.5%
Biotechnology - 4.8%
Abeona Therapeutics, Inc. (a)(b)	138,708	1,137,406
ACADIA Pharmaceuticals, Inc. (a)(b)	449,938	8,575,818
Acceleron Pharma, Inc. (a)(b)	178,314	9,438,160
Achaogen, Inc. (a)(b)	152,648	245,763
Achillion Pharmaceuticals, Inc. (a)	646,500	1,868,385
Acorda Therapeutics, Inc. (a)(b)	209,696	4,284,089
Actinium Pharmaceuticals, Inc. (a)(b)	386,446	224,332
Adamas Pharmaceuticals, Inc. (a)(b)	96,033	983,378
ADMA Biologics, Inc. (a)(b)	126,734	667,888
Aduro Biotech, Inc. (a)(b)	228,734	567,260
Advaxis, Inc. (a)	192,048	78,740
Adverum Biotechnologies, Inc. (a)(b)	247,621	888,959
Aeglea BioTherapeutics, Inc. (a)	60,822	512,121
Aerpio Pharmaceuticals, Inc. (a)(b)	5,610	10,659
Aevi Genomic Medicine, Inc. (a)	123,543	127,249
Agenus, Inc. (a)(b)	397,413	957,765
AgeX Therapeutics, Inc. (a)	56,126	303,080
Agios Pharmaceuticals, Inc. (a)(b)	228,202	15,015,692
Aimmune Therapeutics, Inc. (a)(b)	176,727	4,197,266
Akebia Therapeutics, Inc. (a)(b)	242,511	1,959,489
Albireo Pharma, Inc. (a)(b)	37,458	990,764
Alder Biopharmaceuticals, Inc. (a)(b)	263,439	3,524,814
Aldeyra Therapeutics, Inc. (a)	99,306	890,775
Alkermes PLC (a)(b)	720,495	26,254,838
Allakos, Inc. (a)(b)	37,441	2,205,649
Allena Pharmaceuticals, Inc. (a)	23,759	222,622
Alnylam Pharmaceuticals, Inc. (a)	414,526	33,642,930
Alpine Immune Sciences, Inc. (a)	17,610	84,528
Altimmune, Inc. (a)(b)	1,478	5,306
AMAG Pharmaceuticals, Inc. (a)(b)	149,565	2,699,648
Amicus Therapeutics, Inc. (a)(b)	929,702	10,263,910
AmpliPhi Biosciences Corp. (a)(b)	71,558	19,321
AnaptysBio, Inc. (a)(b)	100,897	7,524,898
Anavex Life Sciences Corp. (a)(b)	184,561	422,645
Anixa Biosciences, Inc. (a)(b)	73,019	286,234
Apellis Pharmaceuticals, Inc. (a)(b)	158,023	2,424,073
Applied Genetic Technologies Corp. (a)	46,793	303,687
Aptevo Therapeutics, Inc. (a)	65,382	150,379
Aptinyx, Inc. (b)	39,385	874,741
AquaBounty Technologies, Inc. (a)	3,886	9,676
Aquinox Pharmaceuticals, Inc. (a)	101,486	240,522
Aravive, Inc. (a)	17,527	96,749
ARCA Biopharma, Inc. (a)(b)	47,776	24,638
Arcus Biosciences, Inc.	57,927	661,526
Ardelyx, Inc. (a)	222,415	604,969
Arena Pharmaceuticals, Inc. (a)	224,070	9,189,111
ArQule, Inc. (a)(b)	437,492	1,623,095
Array BioPharma, Inc. (a)	1,000,033	15,930,526
Arrowhead Pharmaceuticals, Inc. (a)(b)	396,371	5,755,307
Arsanis, Inc. (a)(b)	19,229	74,801
Asterias Biotherapeutics, Inc. (a)(b)	100,621	122,758
Atara Biotherapeutics, Inc. (a)(b)	205,043	8,191,468
Athersys, Inc. (a)(b)	600,575	1,153,104
aTyr Pharma, Inc. (a)(b)	92,415	56,928
Audentes Therapeutics, Inc. (a)	154,402	3,775,129
AVEO Pharmaceuticals, Inc. (a)(b)	503,209	1,041,643
Avid Bioservices, Inc. (a)	225,155	1,193,322
AVROBIO, Inc. (b)	32,980	883,534
Bellicum Pharmaceuticals, Inc. (a)	198,381	906,601
Biocept, Inc. (a)(b)	5,126	5,434
BioCryst Pharmaceuticals, Inc. (a)(b)	519,365	4,767,771
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	131,692	4,476,211
BioMarin Pharmaceutical, Inc. (a)	816,637	78,421,651
Biospecifics Technologies Corp. (a)	23,750	1,457,538
BioTime, Inc. (b)	561,266	802,610
bluebird bio, Inc. (a)(b)	247,183	30,376,319
Blueprint Medicines Corp. (a)(b)	198,259	11,374,119
BrainStorm Cell Therpeutic, Inc. (a)(b)	59,499	185,042
Calithera Biosciences, Inc. (a)	134,491	663,041
Calyxt, Inc. (a)(b)	37,842	435,940
Cancer Genetics, Inc. (a)	66,933	18,741
Capricor Therapeutics, Inc. (a)(b)	73,472	56,720
Cara Therapeutics, Inc. (a)(b)	152,691	2,775,922
CareDx, Inc. (a)	166,553	4,875,006
CASI Pharmaceuticals, Inc. (a)(b)	219,412	950,054
Catabasis Pharmaceuticals, Inc. (a)	285,082	177,606
Catalyst Biosciences, Inc. (a)(b)	55,172	589,237
Catalyst Pharmaceutical Partners, Inc. (a)(b)	439,249	1,113,496
Cel-Sci Corp. (a)(b)	87,614	287,374
Celcuity, Inc. (a)	13,661	367,481
Celldex Therapeutics, Inc. (a)(b)	554,944	165,706
Cellectar Biosciences, Inc. (a)	7,104	15,842
Cellular Biomedicine Group, Inc. (a)(b)	45,744	911,678
Celsion Corp. (a)	34,220	66,045
ChemoCentryx, Inc. (a)	108,439	1,089,812
Chimerix, Inc. (a)	178,291	586,577
Cidara Therapeutics, Inc. (a)(b)	38,035	138,447
Cleveland Biolabs, Inc. (a)(b)	9,814	18,352
Clovis Oncology, Inc. (a)(b)	234,766	4,040,323
Co.-Diagnostics, Inc. (a)	39,607	84,363
CohBar, Inc. (a)(b)	98,160	401,474
Coherus BioSciences, Inc. (a)(b)	267,437	2,957,853
Conatus Pharmaceuticals, Inc. (a)(b)	120,590	540,243
Concert Pharmaceuticals, Inc. (a)	76,899	1,101,963
ContraFect Corp.(a)(b)	293,502	689,730
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	207,882	1,434,386
Corvus Pharmaceuticals, Inc. (a)	43,398	259,520
Crinetics Pharmaceuticals, Inc. (a)(b)	33,181	1,159,344
CTI BioPharma Corp. (a)(b)	232,172	390,049
Cue Biopharma, Inc. (a)(b)	42,006	196,588
Curis, Inc. (a)(b)	112,824	96,758
Cyclacel Pharmaceuticals, Inc. (a)(b)	17,418	15,415
Cytokinetics, Inc. (a)	235,586	1,851,706
CytomX Therapeutics, Inc. (a)	196,032	2,705,242
Cytori Therapeutics, Inc. (a)(b)	15,265	5,021
CytRx Corp. (a)(b)	103,666	59,608
Deciphera Pharmaceuticals, Inc. (a)(b)	70,161	1,829,097
Denali Therapeutics, Inc. (a)(b)	309,246	5,928,246
Dicerna Pharmaceuticals, Inc. (a)(b)	213,432	3,182,271
Dynavax Technologies Corp. (a)(b)	275,149	3,109,184
Eagle Pharmaceuticals, Inc. (a)(b)	49,285	2,483,964
Edge Therapeutics, Inc. (a)	89,666	60,525
Editas Medicine, Inc. (a)(b)	197,115	6,142,103
Eidos Therapeutics, Inc. (b)	30,618	432,632
Eiger Biopharmaceuticals, Inc. (a)	67,177	712,748
Emergent BioSolutions, Inc. (a)	201,224	14,657,156
Enanta Pharmaceuticals, Inc. (a)	71,045	5,622,501
Epizyme, Inc. (a)(b)	275,471	2,043,995
Esperion Therapeutics, Inc. (a)(b)	114,078	6,064,386
Evelo Biosciences, Inc. (b)	35,269	349,868
Exact Sciences Corp. (a)(b)	563,782	43,963,720
Exelixis, Inc. (a)	1,374,104	27,908,052
Fate Therapeutics, Inc. (a)(b)	260,538	4,001,864
Fibrocell Science, Inc. (a)(b)	8,213	17,412
FibroGen, Inc. (a)	339,910	14,738,498
Five Prime Therapeutics, Inc. (a)	153,119	1,966,048
Flexion Therapeutics, Inc. (a)(b)	163,082	2,659,867
Fortress Biotech, Inc. (a)(b)	157,432	192,067
Forty Seven, Inc.	23,810	442,390
Galectin Therapeutics, Inc. (a)(b)	132,458	654,343
Genocea Biosciences, Inc. (a)(b)	154,944	97,584
Genomic Health, Inc. (a)	95,019	7,511,252
GenVec, Inc. rights (a)(c)	14,247	0
Geron Corp. (a)(b)	820,267	1,320,630
Global Blood Therapeutics, Inc. (a)(b)	234,633	7,400,325
GlycoMimetics, Inc. (a)(b)	156,095	1,793,532
GTx, Inc. (a)(b)	47,337	68,639
Halozyme Therapeutics, Inc. (a)(b)	572,607	9,453,742
Heat Biologics, Inc. (a)(b)	93,985	129,699
Hemispherx Biopharma, Inc. (a)	62,748	11,295
Heron Therapeutics, Inc. (a)(b)	327,888	9,420,222
Histogenics Corp. (a)(b)	218,931	93,702
Homology Medicines, Inc. (a)(b)	54,605	1,200,764
iBio, Inc. (a)(b)	29,669	23,142
Idera Pharmaceuticals, Inc. (a)(b)	101,043	694,165
Immucell Corp. (a)	6,616	48,628
Immune Design Corp. (a)	134,903	215,845
ImmunoGen, Inc. (a)(b)	684,907	3,773,838
Immunomedics, Inc. (a)(b)	800,664	16,085,340
Infinity Pharmaceuticals, Inc. (a)(b)	232,096	308,688
Inovio Pharmaceuticals, Inc. (a)(b)	422,622	2,261,028
Insmed, Inc. (a)(b)	348,393	6,239,719
Insys Therapeutics, Inc. (a)(b)	115,834	696,162
Intellia Therapeutics, Inc. (a)(b)	142,495	2,552,085
Intercept Pharmaceuticals, Inc. (a)(b)	98,684	10,945,042
Intrexon Corp. (a)(b)	318,715	3,123,407
Invitae Corp. (a)(b)	322,428	4,491,422
Ionis Pharmaceuticals, Inc. (a)(b)	634,220	36,968,684
Iovance Biotherapeutics, Inc. (a)	575,990	5,569,823
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	630,148	8,708,645
IsoRay, Inc. (a)	208,785	86,333
Jounce Therapeutics, Inc. (a)(b)	57,361	247,800
Kadmon Holdings, Inc. (a)(b)	480,225	1,171,749
Kalvista Pharmaceuticals, Inc. (a)	43,790	1,053,587
Karyopharm Therapeutics, Inc. (a)(b)	238,564	2,481,066
Keryx Biopharmaceuticals, Inc. (a)(b)	532,172	1,601,838
Kezar Life Sciences, Inc. (b)	20,644	612,714
Kindred Biosciences, Inc. (a)	131,750	1,791,800
Kiniksa Pharmaceuticals Ltd. (b)	54,403	1,100,029
Krystal Biotech, Inc. (a)(b)	38,939	988,272
Kura Oncology, Inc. (a)(b)	131,794	1,673,784
La Jolla Pharmaceutical Co. (a)(b)	94,167	1,362,596
Leap Therapeutics, Inc. (a)	26,958	99,745
Lexicon Pharmaceuticals, Inc. (a)(b)	224,291	1,816,757
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	94,939	14,978,526
General CVR (a)	26,087	196
Glucagon CVR	26,087	1,852
rights (a)(c)	26,087	160
TR Beta CVR (a)	26,087	3,130
Liquidia Technologies, Inc.	19,405	433,896
Loxo Oncology, Inc. (a)(b)	130,523	18,328,040
Macrogenics, Inc. (a)(b)	172,681	2,971,840
Madrigal Pharmaceuticals, Inc. (a)(b)	37,481	4,334,678
Magenta Therapeutics, Inc. (b)	3,460	33,839
MannKind Corp. (a)(b)	637,070	1,133,985
Marker Therapeutics, Inc. (a)(b)	120,251	848,972
Matinas BioPharma Holdings, Inc. (a)(b)	308,906	260,717
MediciNova, Inc. (a)(b)	171,277	1,705,919
MEI Pharma, Inc. (a)(b)	153,139	441,040
Menlo Therapeutics, Inc. (a)	35,234	211,756
Merrimack Pharmaceuticals, Inc. (a)	57,524	251,380
Minerva Neurosciences, Inc. (a)	150,116	1,187,418
Miragen Therapeutics, Inc. (a)	80,669	280,728
Mirati Therapeutics, Inc. (a)(b)	146,613	5,657,796
Molecular Templates, Inc. (a)(b)	66,233	341,100
Moleculin Biotech, Inc. (a)(b)	87,362	114,444
Momenta Pharmaceuticals, Inc. (a)	353,619	4,186,849
Myriad Genetics, Inc. (a)	351,044	11,317,659
NanoViricides, Inc. (a)	140,703	51,568
NantKwest, Inc. (a)(b)	114,076	195,070
Natera, Inc. (a)	170,956	2,960,958
Navidea Biopharmaceuticals, Inc. (a)(b)	561,053	108,844
Neon Therapeutics, Inc. (b)	20,124	124,568
Neuralstem, Inc. (a)(b)	66,443	33,421
Neurocrine Biosciences, Inc. (a)	417,036	36,811,768
NewLink Genetics Corp. (a)(b)	118,072	223,156
Novavax, Inc. (a)(b)	1,702,293	3,523,747
Ohr Pharmaceutical, Inc. (a)(b)	231,472	34,721
OncoCyte Corp. (a)(b)	11,421	19,416
OncoGenex Pharmaceuticals, Inc. (a)	799	1,214
OncoMed Pharmaceuticals, Inc. (a)	78,284	91,592
OncoSec Medical, Inc. (a)(b)	223,179	196,487
OpGen, Inc. (a)	1,613	1,758
Ophthotech Corp. (a)	121,119	225,281
Opiant Pharmaceuticals, Inc. (a)(b)	6,002	95,132
Opko Health, Inc. (a)(b)	1,616,468	6,045,590
Oragenics, Inc. (a)(b)	7,849	10,596
Organovo Holdings, Inc. (a)(b)	464,074	449,734
Orgenesis, Inc. (a)	44,808	269,296
Osiris Therapeutics, Inc. (a)(b)	105,944	1,276,625
OvaScience, Inc. (a)(b)	151,945	110,889
Ovid Therapeutics, Inc. (a)	19,240	77,537
Palatin Technologies, Inc. (a)(b)	709,453	574,231
PDL BioPharma, Inc. (a)(b)	684,620	2,101,783
Pfenex, Inc. (a)	115,360	477,590
Polarityte, Inc. (a)(b)	71,416	1,056,957
Portola Pharmaceuticals, Inc. (a)(b)	293,563	6,414,352
Progenics Pharmaceuticals, Inc. (a)(b)	361,673	1,877,083
Protagonist Therapeutics, Inc. (a)	53,121	343,693
Proteon Therapeutics, Inc. (a)	23,825	39,550
Proteostasis Therapeutics, Inc. (a)	173,714	880,730
Prothena Corp. PLC (a)(b)	192,123	2,307,397
PTC Therapeutics, Inc. (a)	209,572	7,443,997
Puma Biotechnology, Inc. (a)(b)	134,984	3,137,028
Ra Pharmaceuticals, Inc. (a)	87,106	1,373,662
Radius Health, Inc. (a)(b)	195,916	3,265,920
Recro Pharma, Inc. (a)	67,452	443,160
REGENXBIO, Inc. (a)	132,132	7,916,028
Regulus Therapeutics, Inc. (a)(b)	30,166	48,567
Repligen Corp. (a)(b)	177,101	11,453,122
Replimune Group, Inc. (a)	17,956	269,160
Retrophin, Inc. (a)	186,923	4,587,090
Rexahn Pharmaceuticals, Inc. (a)(b)	101,860	110,009
Rigel Pharmaceuticals, Inc. (a)	708,488	2,005,021
Riot Blockchain, Inc. (a)(b)	57,276	106,533
Rocket Pharmaceuticals, Inc. (a)(b)	112,971	1,819,963
Rubius Therapeutics, Inc. (b)	59,756	1,277,583
RXi Pharmaceuticals Corp. (a)(b)	9,023	2,978
Sage Therapeutics, Inc. (a)	216,448	24,954,290
Sangamo Therapeutics, Inc. (a)(b)	457,613	5,660,673
Sarepta Therapeutics, Inc. (a)(b)	304,843	39,468,023
Savara, Inc. (a)(b)	124,425	1,116,092
Scholar Rock Holding Corp. (b)	22,605	550,658
Seattle Genetics, Inc. (a)(b)	491,122	30,734,415
Selecta Biosciences, Inc. (a)(b)	61,412	370,314
Sellas Life Sciences Group, Inc. (a)(b)	81,765	146,359
Seres Therapeutics, Inc. (a)(b)	90,896	758,982
Sesen Bio, Inc. (a)(b)	280,517	485,294
Sienna Biopharmaceuticals, Inc. (a)(b)	89,683	906,695
Soleno Therapeutics, Inc. (a)	28,496	54,997
Solid Biosciences, Inc. (a)(b)	66,023	2,058,597
Soligenix, Inc. (a)(b)	19,921	22,112
Sophiris Bio, Inc. (a)	132,978	264,626
Sorrento Therapeutics, Inc. (a)(b)	409,610	1,417,251
Spark Therapeutics, Inc. (a)(b)	147,132	6,198,671
Spectrum Pharmaceuticals, Inc. (a)	445,009	6,434,830
Spring Bank Pharmaceuticals, Inc. (a)	54,942	617,548
Stemline Therapeutics, Inc. (a)	128,979	1,417,479
Sunesis Pharmaceuticals, Inc. (a)(b)	108,923	98,281
Surface Oncology, Inc.	45,281	365,870
Syndax Pharmaceuticals, Inc. (a)	83,036	423,484
Synergy Pharmaceuticals, Inc. (a)(b)	1,146,147	442,871
Synlogic, Inc. (a)	66,566	566,477
Synthetic Biologics, Inc. (a)(b)	14,928	11,347
Syros Pharmaceuticals, Inc. (a)	91,940	626,111
T2 Biosystems, Inc. (a)(b)	160,347	711,941
Tenax Therapeutics, Inc. (a)(b)	1,474	3,184
TESARO, Inc. (a)(b)	196,678	9,121,926
TG Therapeutics, Inc. (a)(b)	289,019	1,456,656
Tocagen, Inc. (a)(b)	93,213	1,202,448
TONIX Pharmaceuticals Holding (a)(b)	3,631	18,845
TRACON Pharmaceuticals, Inc. (a)	24,172	32,874
Translate Bio, Inc.	20,499	148,208
Trevena, Inc. (a)(b)	343,026	217,822
Trovagene, Inc. (a)(b)	94,868	66,218
Tyme, Inc. (a)(b)	65,904	258,344
Ultragenyx Pharmaceutical, Inc. (a)(b)	216,185	11,602,649
United Therapeutics Corp. (a)	203,115	23,987,882
UNITY Biotechnology, Inc. (b)	35,335	454,408
Unum Therapeutics, Inc. (b)	43,783	302,103
Vanda Pharmaceuticals, Inc. (a)(b)	237,727	5,952,684
Vaxart, Inc. (a)(b)	10,186	31,373
VBI Vaccines, Inc. (a)(b)	125,821	201,314
Veracyte, Inc. (a)	136,189	1,666,953
Verastem, Inc. (a)(b)	338,744	1,727,594
Vericel Corp. (a)(b)	198,807	3,495,027
Vical, Inc. (a)	103,172	131,028
Viking Therapeutics, Inc. (a)(b)	232,144	2,620,906
VistaGen Therapeutics, Inc. (a)(b)	112,246	202,043
Vital Therapies, Inc. (a)(b)	157,838	49,940
Voyager Therapeutics, Inc. (a)(b)	103,663	1,181,758
vTv Therapeutics, Inc. Class A (a)(b)	24,729	41,792
Xbiotech, Inc. (a)(b)	78,189	350,287
Xencor, Inc. (a)	222,280	9,337,983
Xenetic Biosciences, Inc. (a)	3,744	12,355
XOMA Corp. (b)	33,247	499,702
XOMA Corp. rights 12/14/18 (a)(b)	3,816	7,746
Yield10 Bioscience, Inc. (a)(b)	52,777	67,027
Zafgen, Inc. (a)	145,426	732,947
ZIOPHARM Oncology, Inc. (a)(b)	608,600	2,038,810
		1,057,393,281
Health Care Equipment & Supplies - 3.1%
Accuray, Inc. (a)(b)	379,197	1,554,708
Aethlon Medical, Inc. (a)(b)	20,423	25,733
Akers Biosciences, Inc. (a)(b)	60,225	90,940
Allied Healthcare Products, Inc. (a)	2,431	4,813
Alliqua Biomedical, Inc. (a)(b)	6,256	17,267
Alphatec Holdings, Inc. (a)(b)	43,263	117,243
Angiodynamics, Inc. (a)	179,016	3,847,054
Anika Therapeutics, Inc. (a)(b)	69,668	2,400,063
Antares Pharma, Inc. (a)(b)	640,521	2,312,281
Apollo Endosurgery, Inc. (a)	58,883	262,618
Atossa Genetics, Inc. (a)(b)	13,690	15,607
Atricure, Inc. (a)(b)	155,988	5,224,038
Atrion Corp.	7,171	5,544,761
Avanos Medical, Inc. (a)	215,232	10,268,719
Avinger, Inc. (a)(b)	1,594	494
AxoGen, Inc. (a)(b)	154,834	5,183,842
Aytu BioScience, Inc. (a)	54,580	55,126
Bellerophon Therapeutics, Inc. (a)	107,908	102,513
BioLase Technology, Inc. (a)(b)	31,945	36,737
BioLife Solutions, Inc. (a)(b)	43,637	522,335
Bovie Medical Corp. (a)	120,320	850,662
Cantel Medical Corp.	172,120	14,781,666
Cardiovascular Systems, Inc. (a)	152,396	4,704,465
CAS Medical Systems, Inc. (a)	18,121	34,611
Cerus Corp. (a)	605,964	3,181,311
Cesca Therapeutics, Inc. (a)	11,978	3,888
Chembio Diagnostics, Inc. (a)	66,749	463,906
Chf Solutions, Inc. (a)	66	58
ConforMis, Inc. (a)	167,369	90,480
CONMED Corp.	119,306	8,108,036
Corindus Vascular Robotics, Inc. (a)(b)	389,590	475,300
Cryolife, Inc. (a)	156,900	4,757,208
CryoPort, Inc. (a)(b)	134,188	1,451,914
Cutera, Inc. (a)	60,216	1,234,428
CytoSorbents Corp. (a)(b)	116,213	1,213,264
Dare Bioscience, Inc. (a)(b)	40,212	34,663
DexCom, Inc. (a)	404,915	52,472,935
Dynatronics Corp. (a)	3,361	8,739
Ekso Bionics Holdings, Inc. (a)(b)	222,191	413,275
Electromed, Inc. (a)	18,140	103,398
Endologix, Inc. (a)	461,276	392,638
ENDRA Life Sciences, Inc. (a)(b)	24,073	79,682
Fonar Corp. (a)	28,130	619,704
Genmark Diagnostics, Inc. (a)(b)	249,750	1,301,198
Glaukos Corp. (a)(b)	147,525	9,718,947
Globus Medical, Inc. (a)	334,911	16,172,852
Haemonetics Corp. (a)	239,500	25,693,560
Helius Medical Technologies, Inc. (U.S.) (a)(b)	53,227	441,784
Heska Corp. (a)(b)	31,721	3,298,350
Hill-Rom Holdings, Inc.	308,103	29,873,667
ICU Medical, Inc. (a)	77,181	18,561,259
Inogen, Inc. (a)	79,426	11,704,215
Inspire Medical Systems, Inc. (b)	37,822	1,737,543
Insulet Corp. (a)(b)	270,464	22,700,044
Integer Holdings Corp. (a)	133,625	11,836,503
Integra LifeSciences Holdings Corp. (a)	323,552	17,352,094
IntriCon Corp. (a)	31,823	1,102,030
Invacare Corp.	149,686	823,273
InVivo Therapeutics Holdings Corp. (a)(b)	4,799	9,550
IRadimed Corp. (a)(b)	21,182	609,618
iRhythm Technologies, Inc. (a)	99,319	7,357,552
Iridex Corp.(a)(b)	27,462	130,170
Kewaunee Scientific Corp.	5,153	130,629
Lantheus Holdings, Inc. (a)	179,655	3,368,531
LeMaitre Vascular, Inc. (b)	71,030	1,981,027
LivaNova PLC (a)	220,417	22,303,996
Masimo Corp. (a)	217,255	23,989,297
Meridian Bioscience, Inc.	197,861	3,747,487
Merit Medical Systems, Inc. (a)	261,173	16,466,958
Microbot Medical, Inc. (a)(b)	1,892	3,311
Milestone Scientific, Inc. (a)	44,568	23,585
Misonix, Inc. (a)	20,084	322,348
Myomo, Inc. (a)(b)	36,622	65,553
Natus Medical, Inc. (a)	159,818	5,654,361
Neogen Corp. (a)	243,111	15,768,179
NeuroMetrix, Inc. (a)	805	761
Nevro Corp. (a)	135,854	5,639,300
NuVasive, Inc. (a)(b)	234,091	14,909,256
Nuvectra Corp. (a)	84,998	1,697,410
NxStage Medical, Inc. (a)	302,519	8,543,137
OraSure Technologies, Inc. (a)	268,651	3,411,868
Orthofix International NV (a)	90,532	5,454,553
OrthoPediatrics Corp. (a)(b)	30,639	958,082
PAVmed, Inc. (a)	69,158	67,083
Penumbra, Inc. (a)(b)	140,770	19,597,999
Precision Therapeutics, Inc. (a)(b)	27,222	20,689
Presbia PLC (a)	14,622	10,320
Pulse Biosciences, Inc. (b)	25,740	322,780
Pulse Biosciences, Inc. rights 12/6/18 (a)(b)	25,740	0
Quanterix Corp. (a)(b)	41,162	771,376
Quidel Corp. (a)	158,108	9,616,129
ReShape Lifesciences, Inc. (a)	6	5
Restoration Robotics, Inc. (a)(b)	37,466	43,461
Retractable Technologies, Inc. (a)	35,837	23,832
Rockwell Medical Technologies, Inc. (a)(b)	231,087	764,898
RTI Biologics, Inc. (a)	246,244	1,026,837
Seaspine Holdings Corp. (a)	57,997	1,140,221
Second Sight Medical Products, Inc. (a)(b)	109,272	118,014
Sensus Healthcare, Inc. (a)	44,385	259,208
Sientra, Inc. (a)(b)	101,623	1,727,591
Sintx Technologies, Inc. (a)	3,678	920
Staar Surgical Co. (a)	125,833	4,782,912
Steris PLC	386,064	45,972,501
STRATA Skin Sciences, Inc. (a)	18,623	57,918
SurModics, Inc. (a)	60,522	3,667,028
Tactile Systems Technology, Inc. (a)(b)	76,301	4,291,168
Tandem Diabetes Care, Inc. (a)	257,246	9,471,798
Teleflex, Inc.	210,059	57,854,450
TransEnterix, Inc. (a)(b)	825,345	2,566,823
Utah Medical Products, Inc.	15,403	1,461,591
Varex Imaging Corp. (a)(b)	187,741	4,946,975
Vermillion, Inc. (a)(b)	167,591	90,901
ViewRay, Inc. (a)(b)	244,937	1,643,527
Viveve Medical, Inc. (a)(b)	129,860	266,213
VolitionRx Ltd. (a)(b)	99,018	221,800
West Pharmaceutical Services, Inc.	339,242	37,167,354
Wright Medical Group NV (a)(b)	529,649	14,808,986
Zosano Pharma Corp. (a)(b)	52,039	194,626
		672,904,895
Health Care Providers & Services - 1.6%
AAC Holdings, Inc. (a)(b)	48,170	94,895
Acadia Healthcare Co., Inc. (a)(b)	397,607	13,506,710
Aceto Corp.	133,469	216,220
Addus HomeCare Corp. (a)	43,926	3,260,188
Amedisys, Inc. (a)	134,092	18,270,035
American Renal Associates Holdings, Inc. (a)(b)	77,929	1,292,842
American Shared Hospital Services (a)	113	283
AMN Healthcare Services, Inc. (a)(b)	215,714	13,740,982
Apollo Medical Holdings, Inc. (a)(b)	108,334	1,941,345
BioScrip, Inc. (a)(b)	568,746	2,246,547
BioTelemetry, Inc. (a)(b)	147,213	10,443,290
Brookdale Senior Living, Inc. (a)	938,898	8,027,578
Caladrius Biosciences, Inc. (a)	36,321	181,242
Capital Senior Living Corp. (a)(b)	129,657	1,166,913
Catasys, Inc. (a)(b)	19,104	223,708
Chemed Corp.	73,120	23,162,954
Civitas Solutions, Inc. (a)	70,980	985,202
Community Health Systems, Inc. (a)(b)	556,599	2,643,845
Corvel Corp. (a)	43,392	3,024,422
Cross Country Healthcare, Inc. (a)	154,629	1,402,485
Digirad Corp.	51,239	45,695
Diplomat Pharmacy, Inc. (a)(b)	252,849	3,914,103
Diversicare Healthcare Services, Inc. (b)	13,500	52,110
Encompass Health Corp.	450,520	33,883,609
Five Star Sr Living, Inc. (a)	197,129	73,588
G1 Therapeutics, Inc. (a)	115,206	4,404,325
Genesis HealthCare, Inc. Class A (a)(b)	198,253	315,222
HealthEquity, Inc. (a)	249,041	22,087,446
InfuSystems Holdings, Inc. (a)	45,777	157,015
Interpace Diagnostics Group, Inc. (a)(b)	83,117	87,273
LHC Group, Inc. (a)	137,742	14,445,004
Magellan Health Services, Inc. (a)	111,867	6,098,989
MEDNAX, Inc. (a)(b)	421,834	16,957,727
Molina Healthcare, Inc. (a)(b)	281,970	39,394,029
National Healthcare Corp.	46,247	3,859,312
National Research Corp. Class A	47,974	1,912,723
National Vision Holdings, Inc. (a)	299,213	11,002,062
Neuronetics, Inc. (b)	34,639	617,960
OptiNose, Inc. (a)(b)	58,775	462,559
Owens & Minor, Inc.	269,909	2,059,406
Patterson Companies, Inc. (b)	371,202	9,417,395
PetIQ, Inc. Class A (a)(b)	70,345	2,194,764
Premier, Inc. (a)(b)	242,451	9,615,607
Providence Service Corp.	53,519	3,789,680
Psychemedics Corp.	24,117	423,495
Quorum Health Corp. (a)(b)	120,872	533,046
R1 RCM, Inc. (a)(b)	459,237	4,206,611
RadNet, Inc. (a)	194,625	2,508,716
Select Medical Holdings Corp. (a)	524,168	10,158,376
Sharps Compliance Corp. (a)	38,210	128,004
SunLink Health Systems, Inc. (a)	10,027	10,729
Surgery Partners, Inc. (a)(b)	84,310	1,209,849
Tenet Healthcare Corp. (a)(b)	373,023	9,724,710
The Ensign Group, Inc.	223,423	10,136,702
The Joint Corp. (a)	45,109	349,595
Tivity Health, Inc. (a)(b)	180,981	7,412,982
Triple-S Management Corp. (a)(b)	103,498	1,974,742
U.S. Physical Therapy, Inc.	56,937	6,774,934
		348,231,780
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	785,792	8,022,936
Arrhythmia Research Technology, Inc. (a)	9,729	28,603
athenahealth, Inc. (a)	185,015	24,625,497
Castlight Health, Inc. Class B (a)	353,096	921,581
Computer Programs & Systems, Inc. (b)	55,281	1,474,897
Evolent Health, Inc. (a)(b)	328,841	8,451,214
HealthStream, Inc.	113,005	2,784,443
HMS Holdings Corp. (a)	378,744	13,536,311
HTG Molecular Diagnostics (a)(b)	123,246	438,756
iCAD, Inc. (a)	50,180	217,781
Inovalon Holdings, Inc. Class A (a)(b)	324,317	4,313,416
Medical Transcription Billing Corp. (a)(b)	30,125	149,721
Medidata Solutions, Inc. (a)(b)	272,108	21,009,459
NantHealth, Inc. (a)(b)	148,762	132,532
Nextgen Healthcare, Inc. (a)	219,383	3,850,172
Omnicell, Inc. (a)(b)	176,931	13,664,381
OptimizeRx Corp. (a)	15,421	249,974
Simulations Plus, Inc.	50,674	1,004,359
Streamline Health Solutions, Inc. (a)	73,168	59,164
Tabula Rasa HealthCare, Inc. (a)	76,517	5,775,503
Teladoc Health, Inc. (a)(b)	324,467	20,262,964
Valeritas Holdings, Inc. (a)	51,874	18,773
Veeva Systems, Inc. Class A (a)	553,219	53,197,539
Vocera Communications, Inc. (a)(b)	140,717	5,592,094
		189,782,070
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	120,184	1,775,118
Bio-Rad Laboratories, Inc. Class A (a)	90,058	24,717,319
Bio-Techne Corp.	173,313	27,976,184
Bioanalytical Systems, Inc. (a)	4,600	6,118
Bruker Corp.	468,735	15,533,878
Cambrex Corp. (a)(b)	151,189	7,231,370
Champions Oncology, Inc. (a)	17,171	217,557
Charles River Laboratories International, Inc. (a)	219,005	29,532,824
ChromaDex, Inc. (a)(b)	108,460	385,033
Codexis, Inc. (a)(b)	221,460	4,854,403
Enzo Biochem, Inc. (a)	180,734	556,661
Fluidigm Corp. (a)(b)	177,900	1,458,780
Harvard Bioscience, Inc. (a)	139,202	549,848
Luminex Corp.	186,159	5,467,490
Medpace Holdings, Inc. (a)	116,128	7,189,484
Nanostring Technologies, Inc. (a)	120,760	2,085,525
NeoGenomics, Inc. (a)(b)	326,680	5,357,552
Pacific Biosciences of California, Inc. (a)	623,949	4,879,281
PRA Health Sciences, Inc. (a)	265,038	30,940,536
Syneos Health, Inc. (a)(b)	275,205	14,233,603
		184,948,564
Pharmaceuticals - 1.3%
AcelRx Pharmaceuticals, Inc. (a)(b)	368,317	1,241,228
Acer Therapeutics, Inc. (a)(b)	21,687	496,849
Aclaris Therapeutics, Inc. (a)(b)	154,587	1,440,751
Adamis Pharmaceuticals Corp. (a)(b)	179,132	546,353
Aerie Pharmaceuticals, Inc. (a)(b)	177,945	7,098,226
Agile Therapeutics, Inc. (a)(b)	72,395	62,788
Akcea Therapeutics, Inc. (a)(b)	70,325	2,383,314
Akorn, Inc. (a)	427,893	2,935,346
Alimera Sciences, Inc. (a)(b)	100,515	102,525
Amneal Pharmaceuticals, Inc. (a)(b)	339,032	6,004,257
Amphastar Pharmaceuticals, Inc. (a)	155,639	3,380,479
Ampio Pharmaceuticals, Inc. (a)(b)	354,669	225,640
ANI Pharmaceuticals, Inc. (a)(b)	42,271	2,349,845
ANI Pharmaceuticals, Inc. rights (a)(c)	58,183	1
Apricus Biosciences, Inc. (a)(b)	96,999	29,682
Aquestive Therapeutics, Inc.	18,914	162,471
Aradigm Corp. (a)(b)	44,920	33,016
Aratana Therapeutics, Inc. (a)	206,406	1,341,639
Assembly Biosciences, Inc. (a)	92,144	2,375,472
Assertio Therapeutics, Inc. (a)(b)	274,416	1,367,964
AstraZeneca PLC rights (a)(c)	21,542	0
Athenex, Inc. (a)(b)	192,543	2,545,418
Axsome Therapeutics, Inc. (a)(b)	59,924	195,352
Bio Path Holdings, Inc. (a)(b)	33,967	15,054
Biodelivery Sciences International, Inc. (a)(b)	261,066	952,891
BioPharmX Corp. (a)	595,565	95,588
BioXcel Therapeutics, Inc. (a)	1,681	8,119
Catalent, Inc. (a)	673,785	26,715,575
Cerecor, Inc. (a)(b)	76,490	268,480
Checkpoint Therapeutics, Inc. (a)(b)	55,568	136,697
Chiasma, Inc. (a)	29,500	118,590
Clearside Biomedical, Inc. (a)	125,760	184,867
Collegium Pharmaceutical, Inc. (a)(b)	134,790	2,586,620
ContraVir Pharmaceuticals, Inc. (a)(b)	43,383	22,472
Corcept Therapeutics, Inc. (a)(b)	481,601	6,708,702
CorMedix, Inc. (a)(b)	425,319	561,421
Cumberland Pharmaceuticals, Inc. (a)	33,008	206,960
CymaBay Therapeutics, Inc. (a)	260,632	2,327,444
Dermira, Inc. (a)(b)	163,855	1,902,357
Dova Pharmaceuticals, Inc. (a)(b)	64,735	964,552
Durect Corp. (a)	703,630	625,386
Eloxx Pharmaceuticals, Inc. (a)(b)	96,621	1,504,389
Endo International PLC (a)	900,074	10,827,890
Endocyte, Inc. (a)	306,244	7,236,546
Evofem Biosciences, Inc. (a)(b)	18,437	64,530
Evoke Pharma, Inc. (a)(b)	15,570	39,704
Evolus, Inc. (a)(b)	43,831	655,712
Eyepoint Pharmaceuticals, Inc. (a)(b)	242,304	571,837
Flex Pharma, Inc. (a)(b)	42,326	18,200
Gemphire Therapeutics, Inc. (a)(b)	33,731	39,465
Horizon Pharma PLC (a)	782,266	15,629,675
Imprimis Pharmaceuticals, Inc. (a)(b)	79,147	374,365
InflaRx NV (a)(b)	63,330	1,850,503
Innoviva, Inc. (a)(b)	327,079	5,972,463
Intersect ENT, Inc. (a)	141,602	4,249,476
Intra-Cellular Therapies, Inc. (a)	218,946	3,163,770
Jaguar Health, Inc. (a)(b)	29,375	13,222
Jazz Pharmaceuticals PLC (a)	276,725	41,840,820
Kala Pharmaceuticals, Inc. (a)	87,696	552,485
KemPharm, Inc. (a)(b)	97,659	250,007
Lannett Co., Inc. (a)(b)	156,078	920,860
Lipocine, Inc. (a)(b)	72,418	98,488
Mallinckrodt PLC (a)(b)	372,862	8,870,387
Marinus Pharmaceuticals, Inc. (a)(b)	141,191	659,362
Melinta Therapeutics, Inc. (a)(b)	179,307	380,131
Mersana Therapeutics, Inc. (a)(b)	49,346	261,534
Mustang Bio, Inc. (a)	52,643	211,098
MyoKardia, Inc. (a)	153,778	9,545,000
Neos Therapeutics, Inc. (a)(b)	95,876	187,917
NovaBay Pharmaceuticals, Inc. (a)	5,586	7,038
Novan, Inc. (a)(b)	35,527	60,396
Novus Therapeutics, Inc. (a)	3,160	10,965
Ocular Therapeutix, Inc. (a)(b)	142,737	950,628
Odonate Therapeutics, Inc. (a)(b)	45,050	709,988
Omeros Corp. (a)(b)	201,030	2,804,369
Onconova Therapeutics, Inc. (a)(b)	16,667	72,335
Otonomy, Inc. (a)	109,470	246,308
Pacira Pharmaceuticals, Inc. (a)	186,690	9,022,728
Pain Therapeutics, Inc. (a)(b)	20,330	23,380
Paratek Pharmaceuticals, Inc. (a)(b)	122,183	924,925
Pernix Therapeutics Holdings, Inc. (a)(b)	30,326	12,255
Phibro Animal Health Corp. Class A	89,995	3,050,831
Plx Pharma PLC/New (a)	4,346	17,819
Prestige Brands Holdings, Inc. (a)(b)	238,898	9,274,020
Provention Bio, Inc.	5,520	12,751
Pulmatrix, Inc. (a)(b)	138,518	50,781
Reata Pharmaceuticals, Inc. (a)(b)	69,881	4,412,985
resTORbio, Inc. (a)(b)	41,417	540,906
Revance Therapeutics, Inc. (a)(b)	143,370	2,930,483
Rhythm Pharmaceuticals, Inc. (a)(b)	100,063	2,954,860
Ritter Pharmaceuticals, Inc. (a)(b)	2,906	2,586
scPharmaceuticals, Inc. (a)(b)	23,358	109,549
SCYNEXIS, Inc. (a)(b)	332,373	245,956
SenesTech, Inc. (a)(b)	90,916	58,914
SIGA Technologies, Inc. (a)(b)	204,746	1,277,615
Sonoma Pharmaceuticals, Inc. (a)(b)	12,933	10,418
Spero Therapeutics, Inc. (a)(b)	43,453	355,446
Supernus Pharmaceuticals, Inc. (a)	235,526	11,168,643
Teligent, Inc. (a)(b)	185,177	381,465
Tetraphase Pharmaceuticals, Inc. (a)	221,113	395,792
The Medicines Company (a)(b)	291,976	6,461,429
TherapeuticsMD, Inc. (a)(b)	865,760	4,354,773
Theravance Biopharma, Inc. (a)(b)	196,000	5,411,560
Titan Pharmaceuticals, Inc. (a)(b)	312,482	103,213
Tricida, Inc. (b)	76,853	2,294,062
Verrica Pharmaceuticals, Inc. (a)	11,061	132,732
VIVUS, Inc. (a)(b)	37,357	105,720
WAVE Life Sciences (a)(b)	70,815	3,388,498
Xeris Pharmaceuticals, Inc. (b)	40,606	845,011
Zogenix, Inc. (a)(b)	205,479	8,443,132
Zynerba Pharmaceuticals, Inc. (a)(b)	68,717	331,216
		280,678,708

TOTAL HEALTH CARE		2,733,939,298

INDUSTRIALS - 13.5%
Aerospace & Defense - 1.3%
AAR Corp.	150,817	6,589,195
Aerojet Rocketdyne Holdings, Inc. (a)(b)	312,992	11,020,448
AeroVironment, Inc. (a)(b)	95,552	7,319,283
Air Industries Group, Inc. (a)	213	217
Arotech Corp. (a)	105,511	292,265
Astronics Corp. (a)	110,382	3,583,000
Astrotech Corp. (a)(b)	7,755	21,714
Axon Enterprise, Inc. (a)(b)	264,012	11,476,602
BWX Technologies, Inc.	467,059	21,120,408
CPI Aerostructures, Inc. (a)	51,114	357,287
Cubic Corp.	116,024	7,099,509
Curtiss-Wright Corp.	200,681	22,155,182
Ducommun, Inc. (a)	48,231	1,892,102
Engility Holdings, Inc. (a)	82,978	2,594,722
Esterline Technologies Corp. (a)	123,542	14,668,142
HEICO Corp. (b)	193,175	16,327,151
HEICO Corp. Class A	321,106	21,681,077
Hexcel Corp.	404,877	24,968,765
Innovative Solutions & Support, Inc. (a)	33,630	68,942
KEYW Holding Corp. (a)(b)	225,534	2,203,467
Kratos Defense & Security Solutions, Inc. (a)(b)	401,634	5,341,732
Mercury Systems, Inc. (a)(b)	219,105	11,351,830
Micronet Enertec Technologies, Inc. (a)	8,412	3,298
Moog, Inc. Class A	151,264	13,228,037
National Presto Industries, Inc. (b)	24,207	3,110,115
SIFCO Industries, Inc. (a)	8,781	41,622
Sigma Labs, Inc. (a)(b)	24,951	37,676
Sparton Corp. (a)	46,545	668,386
Spirit AeroSystems Holdings, Inc. Class A	483,870	39,619,276
Teledyne Technologies, Inc. (a)	165,133	37,085,569
Triumph Group, Inc.	230,348	3,872,150
Vectrus, Inc. (a)	51,098	1,238,105
VirTra, Inc. (a)	3,050	11,651
Wesco Aircraft Holdings, Inc. (a)	295,945	2,817,396
		293,866,321
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	1,092	32,891
Air Transport Services Group, Inc. (a)	267,267	4,952,458
Atlas Air Worldwide Holdings, Inc. (a)	115,252	6,137,169
Echo Global Logistics, Inc. (a)(b)	126,562	3,210,878
Forward Air Corp.	132,956	8,679,368
Hub Group, Inc. Class A (a)	152,180	6,762,879
Radiant Logistics, Inc.	141,423	769,341
XPO Logistics, Inc. (a)	576,340	43,721,152
		74,266,136
Airlines - 0.4%
Allegiant Travel Co.	58,117	7,811,506
Hawaiian Holdings, Inc. (b)	242,813	9,746,514
JetBlue Airways Corp. (a)	1,406,654	27,457,886
Mesa Air Group, Inc. (b)	42,980	519,198
SkyWest, Inc.	245,898	14,183,397
Spirit Airlines, Inc. (a)	314,288	20,152,147
		79,870,648
Building Products - 1.0%
AAON, Inc.	183,755	6,973,502
Advanced Drain Systems, Inc. Del	183,567	5,005,872
American Woodmark Corp. (a)	72,283	4,835,010
Apogee Enterprises, Inc.	127,498	4,647,302
Armstrong World Industries, Inc.	231,153	15,484,939
Builders FirstSource, Inc. (a)	513,348	6,945,598
Continental Building Products, Inc. (a)	171,095	4,889,895
COVIA Corp. (a)(b)	145,251	856,981
CSW Industrials, Inc. (a)	71,463	3,785,395
GCP Applied Technologies, Inc. (a)(b)	355,750	9,711,975
Gibraltar Industries, Inc. (a)(b)	143,948	5,205,160
GMS, Inc. (a)	154,571	2,904,389
Griffon Corp.	149,237	1,814,722
Insteel Industries, Inc.	82,597	2,274,721
Jeld-Wen Holding, Inc. (a)(b)	312,499	5,956,231
Lennox International, Inc.	163,369	36,906,691
Masonite International Corp. (a)	124,268	6,669,464
NCI Building Systems, Inc. (a)	190,470	2,161,835
Owens Corning	510,611	26,628,364
Patrick Industries, Inc. (a)	104,231	4,140,055
PGT, Inc. (a)	255,879	4,930,788
Quanex Building Products Corp.	159,882	2,524,537
Resideo Technologies, Inc. (a)	572,569	11,812,098
Simpson Manufacturing Co. Ltd.	191,452	11,199,942
Tecogen, Inc. New (a)	6,044	22,423
Trex Co., Inc. (a)	274,599	17,500,194
Universal Forest Products, Inc.	278,628	7,706,850
USG Corp.	388,641	16,727,109
		230,222,042
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (b)	296,021	9,377,945
ACCO Brands Corp.	486,655	3,951,639
Acme United Corp.	1,332	21,312
ADS Waste Holdings, Inc. (a)	329,455	8,878,812
Amrep Corp. (a)	2,694	18,481
Aqua Metals, Inc. (a)(b)	158,730	361,904
ARC Document Solutions, Inc. (a)	173,429	417,964
Avalon Holdings Corp. Class A (a)(b)	10,366	31,098
Brady Corp. Class A	222,213	9,679,598
BrightView Holdings, Inc. (b)	107,928	1,359,893
Casella Waste Systems, Inc. Class A (a)	180,700	5,899,855
CECO Environmental Corp. (a)	124,603	1,035,451
Cemtrex, Inc. (a)(b)	34,404	32,866
Cemtrex, Inc. rights 12/19/18 (a)	34,404	0
Charah Solutions, Inc.	15,645	101,849
Clean Harbors, Inc. (a)	232,665	15,013,872
Command Security Corp. (a)	4,050	11,340
CompX International, Inc. Class A	715	10,654
Covanta Holding Corp.	529,987	8,776,585
Deluxe Corp.	214,935	10,821,977
Document Security Systems, Inc. (a)	20,066	19,464
Ecology & Environment, Inc. Class A	5,529	58,165
Ennis, Inc.	121,086	2,364,810
Essendant, Inc.	171,402	2,166,521
Evoqua Water Technologies Corp. (a)(b)	264,893	2,421,122
Fuel Tech, Inc. (a)(b)	71,206	86,159
Healthcare Services Group, Inc. (b)	349,686	16,505,179
Heritage-Crystal Clean, Inc. (a)	67,703	1,896,361
Herman Miller, Inc.	272,699	9,233,588
HNI Corp.	203,725	7,853,599
Hudson Technologies, Inc. (a)(b)	164,908	179,750
Industrial Services of America, Inc. (a)	12,605	19,664
Interface, Inc.	264,579	4,286,180
Intersections, Inc. (a)	42,033	153,000
KAR Auction Services, Inc.	613,748	35,069,561
Kimball International, Inc. Class B	169,255	2,582,831
Knoll, Inc.	230,682	4,468,310
LSC Communications, Inc.	151,031	1,513,331
Matthews International Corp. Class A	152,246	6,414,124
McGrath RentCorp.	113,132	6,044,643
Mobile Mini, Inc.	204,900	8,282,058
Msa Safety, Inc.	166,886	18,188,905
Multi-Color Corp.	64,185	2,849,814
NL Industries, Inc. (a)	19,002	80,568
Odyssey Marine Exploration, Inc. (a)(b)	34,805	183,770
Performant Financial Corp. (a)	99,740	171,553
Perma-Fix Environmental Services, Inc. (a)	23,883	71,649
PICO Holdings, Inc.	104,771	1,021,517
Pitney Bowes, Inc.	914,503	7,718,405
Quad/Graphics, Inc. (b)	144,761	2,371,185
Quest Resource Holding Corp. (a)	35,687	50,319
R.R. Donnelley & Sons Co.	328,128	2,077,050
SP Plus Corp. (a)	105,365	3,193,613
Steelcase, Inc. Class A	387,642	6,279,800
Stericycle, Inc. (a)	375,000	18,026,250
Team, Inc. (a)(b)	132,793	2,218,971
Tetra Tech, Inc.	261,204	15,922,996
The Brink's Co. (b)	239,660	16,972,721
U.S. Ecology, Inc.	101,961	7,103,623
UniFirst Corp.	69,611	10,748,635
Viad Corp.	92,732	4,669,056
Virco Manufacturing Co.	16,793	73,721
VSE Corp.	36,497	1,063,158
		308,478,794
Construction & Engineering - 0.7%
AECOM (a)(b)	742,123	23,866,676
Aegion Corp. (a)	147,211	2,811,730
Ameresco, Inc. Class A (a)	85,179	1,339,014
Arcosa, Inc.	220,938	6,040,445
Argan, Inc.	66,860	2,906,404
Comfort Systems U.S.A., Inc.	166,788	8,783,056
Construction Partners, Inc. Class A	55,852	546,791
Dycom Industries, Inc. (a)(b)	139,800	9,263,148
EMCOR Group, Inc.	271,533	19,783,894
FTE Networks, Inc. (a)	20,228	97,499
Goldfield Corp.	99,734	231,383
Granite Construction, Inc.	210,984	10,682,120
Great Lakes Dredge & Dock Corp. (a)	275,961	2,044,871
HC2 Holdings, Inc. (a)(b)	168,360	532,018
Ies Holdings, Inc. (a)(b)	35,821	629,017
Infrastructure and Energy Alternatives, Inc. (a)(b)	45,210	394,231
KBR, Inc.	634,690	11,786,193
Keane Group, Inc. (a)	200,974	2,234,831
Limbach Holdings, Inc. (a)	300	1,203
MasTec, Inc. (a)(b)	303,916	13,703,572
MYR Group, Inc. (a)	75,779	2,371,883
Northwest Pipe Co. (a)	41,263	973,394
NV5 Holdings, Inc. (a)(b)	44,576	3,271,433
Orion Group Holdings, Inc. (a)	116,448	507,713
Primoris Services Corp.	197,474	4,768,997
Sterling Construction Co., Inc. (a)(b)	117,122	1,507,360
Tutor Perini Corp. (a)(b)	173,590	3,230,510
Valmont Industries, Inc.	107,278	14,004,070
Williams Scotsman Corp. (a)(b)	182,718	2,517,854
		150,831,310
Electrical Equipment - 0.8%
Acuity Brands, Inc.	184,160	23,944,483
Allied Motion Technologies, Inc.	33,353	1,577,930
American Electric Technologies, Inc. (a)	11,386	4,556
American Superconductor Corp. (a)(b)	78,969	789,690
AZZ, Inc.	117,435	5,606,347
Babcock & Wilcox Enterprises, Inc. (a)(b)	770,769	682,593
Broadwind Energy, Inc. (a)	60,375	105,053
Capstone Turbine Corp. (a)(b)	261,351	182,946
Encore Wire Corp.	93,673	4,679,903
Energous Corp. (a)(b)	87,914	718,257
Energy Focus, Inc. (a)(b)	30,849	30,541
EnerSys	194,640	17,005,697
Enphase Energy, Inc. (a)(b)	338,229	1,826,437
EnSync, Inc. (a)(b)	114,418	23,170
Espey Manufacturing & Electronics Corp.	5,259	138,995
FuelCell Energy, Inc. (a)(b)	378,895	266,969
Generac Holdings, Inc. (a)	279,617	15,915,800
GrafTech International Ltd.	279,325	4,416,128
Hubbell, Inc. Class B	247,751	27,292,250
Ideal Power, Inc. (a)(b)	17,678	5,127
LSI Industries, Inc.	117,225	516,962
Ocean Power Technologies, Inc. (a)(b)	70,903	31,197
Orion Energy Systems, Inc. (a)(b)	82,082	62,505
Plug Power, Inc. (a)(b)	1,028,508	1,799,889
Polar Power, Inc. (a)(b)	7,179	41,997
Powell Industries, Inc.	38,329	1,171,718
Preformed Line Products Co.	11,698	750,544
Real Goods Solar, Inc. (a)(b)	42,561	27,516
Regal Beloit Corp.	199,139	15,568,687
Revolution Lighting Technologies, Inc. (a)(b)	37,668	27,573
Sensata Technologies, Inc. PLC (a)	770,504	35,643,515
Sunrun, Inc. (a)(b)	334,321	4,897,803
Sunworks, Inc. (a)(b)	46,670	18,015
Thermon Group Holdings, Inc. (a)	146,456	3,308,441
TPI Composites, Inc. (a)(b)	85,591	2,327,219
Ultralife Corp. (a)	42,785	314,042
Vicor Corp. (a)(b)	73,865	2,644,367
Vivint Solar, Inc. (a)(b)	134,307	734,659
		175,099,521
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	272,581	28,762,747
ITT, Inc.	396,282	21,973,837
Raven Industries, Inc.	167,551	6,760,683
		57,497,267
Machinery - 3.8%
Actuant Corp. Class A	286,919	7,345,126
AGCO Corp.	309,148	18,449,953
Alamo Group, Inc.	44,677	3,699,702
Albany International Corp. Class A	131,871	9,542,186
Allison Transmission Holdings, Inc.	540,531	25,464,415
Altra Industrial Motion Corp.	288,307	9,096,086
American Railcar Industries, Inc.	33,825	2,376,883
Apergy Corp. (a)(b)	350,842	12,026,864
ARC Group Worldwide, Inc. (a)(b)	25,348	34,220
Art's-Way Manufacturing Co., Inc. (a)	9,649	22,482
Astec Industries, Inc.	111,743	3,985,873
Barnes Group, Inc.	215,817	12,959,811
Blue Bird Corp. (a)(b)	73,463	1,405,347
Briggs & Stratton Corp.	191,742	2,860,791
Cactus, Inc. (a)	168,884	4,877,370
Chart Industries, Inc. (a)(b)	138,723	8,817,234
Chicago Rivet & Machine Co.	758	23,688
CIRCOR International, Inc. (b)	87,402	2,893,006
Colfax Corp. (a)	458,929	11,445,689
Columbus McKinnon Corp. (NY Shares)	95,951	3,339,095
Commercial Vehicle Group, Inc. (a)	120,218	839,122
Crane Co.	233,141	20,136,388
Dmc Global, Inc.	65,837	2,396,467
Donaldson Co., Inc. (b)	586,968	32,893,687
Douglas Dynamics, Inc.	107,102	3,991,692
Eastern Co.	26,978	736,499
Energy Recovery, Inc. (a)(b)	151,895	1,240,982
EnPro Industries, Inc.	95,943	6,752,468
ESCO Technologies, Inc.	122,190	8,587,513
ExOne Co. (a)(b)	40,244	328,391
Federal Signal Corp.	280,235	6,574,313
Franklin Electric Co., Inc.	179,990	8,144,548
FreightCar America, Inc. (a)(b)	53,070	506,288
Gardner Denver Holdings, Inc. (a)	591,724	14,645,169
Gates Industrial Corp. PLC (a)(b)	218,057	3,211,980
Gencor Industries, Inc. (a)	29,953	339,367
Global Brass & Copper Holdings, Inc.	99,231	3,212,107
Gorman-Rupp Co.	90,966	3,045,542
Graco, Inc.	754,289	33,226,430
Graham Corp.	38,537	960,342
Greenbrier Companies, Inc.	142,978	6,993,054
Harsco Corp. (a)	386,039	10,326,543
Hillenbrand, Inc.	293,474	13,003,833
Hurco Companies, Inc.	24,468	934,922
Hyster-Yale Materials Handling Class A	45,042	2,948,900
IDEX Corp.	345,799	47,512,783
Jason Industries, Inc. (a)	54,859	103,684
John Bean Technologies Corp. (b)	150,381	12,412,448
Kadant, Inc.	51,037	4,648,450
Kennametal, Inc.	366,952	15,345,933
L.B. Foster Co. Class A (a)	41,840	809,604
Lincoln Electric Holdings, Inc.	293,631	25,237,584
Lindsay Corp. (b)	52,222	5,282,778
LiqTech International, Inc. (a)(b)	284,341	429,355
Lydall, Inc. (a)	77,344	1,711,623
Manitex International, Inc. (a)(b)	80,512	586,932
Manitowoc Co., Inc. (a)	162,770	3,214,708
Meritor, Inc. (a)	392,749	6,480,359
MFRI, Inc. (a)	13,179	114,394
Middleby Corp. (a)(b)	254,301	30,717,018
Milacron Holdings Corp. (a)	326,186	4,648,151
Miller Industries, Inc.	42,627	1,196,114
Mueller Industries, Inc.	260,390	6,202,490
Mueller Water Products, Inc. Class A	715,346	7,532,593
Navistar International Corp. New (a)	298,600	9,567,144
NN, Inc.	177,739	1,276,166
Nordson Corp. (b)	239,995	28,897,798
Omega Flex, Inc. (b)	14,880	824,352
Oshkosh Corp.	332,029	23,683,629
Park-Ohio Holdings Corp.	38,222	1,378,285
ProPetro Holding Corp. (a)(b)	329,272	5,340,792
Proto Labs, Inc. (a)	127,840	16,451,730
RBC Bearings, Inc. (a)	112,754	17,253,617
Rexnord Corp. (a)(b)	470,453	13,318,524
Spartan Motors, Inc.	152,982	1,231,505
SPX Corp. (a)	201,691	5,966,020
SPX Flow, Inc. (a)	196,513	7,375,133
Standex International Corp.	58,479	4,660,776
Sun Hydraulics Corp.	127,963	5,333,498
Taylor Devices, Inc. (a)	3,749	45,925
Tennant Co.	82,228	4,921,346
Terex Corp. (b)	294,902	9,749,460
The L.S. Starrett Co. Class A	20,155	93,721
Timken Co.	326,692	13,116,684
Titan International, Inc.	228,949	1,490,458
Toro Co.	479,492	29,723,709
TriMas Corp. (a)	211,442	6,138,161
Trinity Industries, Inc. (b)	675,912	16,106,983
Twin Disc, Inc. (a)	40,233	702,066
Wabash National Corp.	267,734	4,160,586
WABCO Holdings, Inc. (a)	242,266	29,423,206
Wabtec Corp. (b)	390,525	36,943,665
Watts Water Technologies, Inc. Class A	129,770	9,571,835
Woodward, Inc.	258,903	21,665,003
		827,241,146
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	357,901	1,674,977
Genco Shipping & Trading Ltd. (a)	72,589	606,118
Kirby Corp. (a)	246,906	18,848,804
Matson, Inc.	196,244	7,722,201
Pangaea Logistics Solutions Ltd. (a)	5,684	17,166
		28,869,266
Professional Services - 1.4%
Acacia Research Corp. (a)	241,785	768,876
Asgn, Inc. (a)	243,490	16,861,683
Barrett Business Services, Inc.	33,579	2,362,283
BG Staffing, Inc.	38,107	944,291
CBIZ, Inc. (a)	253,569	5,347,770
CoStar Group, Inc. (a)	166,067	61,343,489
CRA International, Inc.	36,289	1,769,089
DLH Holdings Corp. (a)	2,257	11,782
Dun & Bradstreet Corp.	166,003	23,828,071
Exponent, Inc.	246,964	12,427,228
Forrester Research, Inc.	47,157	2,204,118
Franklin Covey Co. (a)	53,514	1,267,747
FTI Consulting, Inc. (a)	180,403	12,673,311
GEE Group, Inc. (a)(b)	3,724	7,113
GP Strategies Corp. (a)	68,728	909,959
Heidrick & Struggles International, Inc.	88,851	3,257,278
Hudson Global, Inc. (a)	73,252	102,553
Huron Consulting Group, Inc. (a)	101,374	5,643,491
ICF International, Inc.	90,453	6,334,424
InnerWorkings, Inc. (a)(b)	215,796	910,659
Insperity, Inc.	174,624	17,469,385
Kelly Services, Inc. Class A (non-vtg.)	140,647	3,223,629
Kforce, Inc.	105,978	3,358,443
Korn/Ferry International	260,098	12,736,999
Lightbridge Corp. (a)	31,907	25,104
Manpower, Inc.	294,783	23,930,484
Marathon Patent Group, Inc. (a)(b)	53,847	33,245
Mastech Digital, Inc. (a)	8,886	54,471
MISTRAS Group, Inc. (a)	78,589	1,350,945
Navigant Consulting, Inc.	204,111	5,229,324
RCM Technologies, Inc.	26,331	103,481
Resources Connection, Inc.	145,001	2,441,817
Spherix, Inc. (a)(b)	4,712	3,913
TransUnion Holding Co., Inc.	837,981	54,108,433
TriNet Group, Inc. (a)	210,876	9,681,317
TrueBlue, Inc. (a)	189,785	4,792,071
Volt Information Sciences, Inc. (a)	56,277	146,320
WageWorks, Inc. (a)	180,848	6,027,664
Willdan Group, Inc. (a)(b)	41,061	1,547,589
		305,239,849
Road & Rail - 0.8%
AMERCO	35,670	12,357,872
ArcBest Corp.	114,714	4,618,386
Avis Budget Group, Inc. (a)(b)	298,968	8,756,773
Covenant Transport Group, Inc. Class A (a)	58,436	1,331,172
Daseke, Inc. (a)	254,456	1,022,913
Genesee & Wyoming, Inc. Class A (a)(b)	269,596	22,451,955
Heartland Express, Inc.	222,126	4,609,115
Knight-Swift Transportation Holdings, Inc. Class A (b)	582,487	20,188,999
Landstar System, Inc.	187,962	20,502,895
Marten Transport Ltd.	189,930	3,699,836
Old Dominion Freight Lines, Inc.	297,904	40,732,414
P.A.M. Transportation Services, Inc. (a)	11,803	609,743
Patriot Transportation Holding, Inc. (a)	5,715	112,300
Roadrunner Transportation Systems, Inc. (a)(b)	117,512	82,940
Ryder System, Inc.	237,204	13,418,630
Saia, Inc. (a)	117,517	7,087,450
Schneider National, Inc. Class B	141,992	3,170,681
U.S. Xpress Enterprises, Inc.	72,779	598,971
U.S.A. Truck, Inc. (a)	31,070	637,246
Universal Logistics Holdings, Inc.	41,673	973,898
Werner Enterprises, Inc. (b)	197,464	6,686,131
YRC Worldwide, Inc. (a)	140,714	796,441
		174,446,761
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)	726	8,494
Air Lease Corp. Class A	438,080	17,023,789
Aircastle Ltd.	258,007	4,811,831
Applied Industrial Technologies, Inc.	178,970	11,674,213
Beacon Roofing Supply, Inc. (a)	322,122	11,229,173
BlueLinx Corp. (a)(b)	44,155	1,196,601
BMC Stock Holdings, Inc. (a)	317,684	5,403,805
CAI International, Inc. (a)	76,603	1,877,540
DXP Enterprises, Inc. (a)	73,586	2,666,021
EnviroStar, Inc. (b)	10,863	384,550
GATX Corp. (b)	170,888	14,270,857
General Finance Corp. (a)	73,463	1,002,770
H&E Equipment Services, Inc.	148,073	3,279,817
HD Supply Holdings, Inc. (a)	828,528	33,058,267
Herc Holdings, Inc. (a)	110,218	3,931,476
Houston Wire & Cable Co. (a)	67,850	413,885
Huttig Building Products, Inc. (a)(b)	72,927	196,174
Kaman Corp.	127,877	7,259,577
Lawson Products, Inc. (a)	24,295	748,286
MRC Global, Inc. (a)	420,542	6,615,126
MSC Industrial Direct Co., Inc. Class A	209,502	18,559,782
Nexeo Solutions, Inc. (a)(b)	262,963	2,558,630
Now, Inc. (a)(b)	490,977	6,623,280
Rush Enterprises, Inc. Class A	169,413	6,454,635
SiteOne Landscape Supply, Inc. (a)(b)	192,769	11,882,281
Systemax, Inc.	65,078	1,815,025
Titan Machinery, Inc. (a)	84,437	1,480,181
Transcat, Inc. (a)	24,318	504,112
Triton International Ltd.	245,640	8,371,411
Univar, Inc. (a)(b)	535,260	11,593,732
Veritiv Corp. (a)	58,487	1,775,080
Watsco, Inc.	146,835	22,568,540
WESCO International, Inc. (a)	211,539	11,298,298
Willis Lease Finance Corp. (a)	18,966	698,707
		233,235,946
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (b)	352,615	14,704,046

TOTAL INDUSTRIALS		2,953,869,053

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.3%
ADTRAN, Inc.	225,381	2,805,993
Aerohive Networks, Inc. (a)(b)	145,152	531,256
Applied Optoelectronics, Inc. (a)(b)	86,263	1,776,155
Arris International PLC (a)	769,191	23,768,002
Aviat Networks, Inc. (a)	17,942	262,133
Bank Technologies, Inc. (b)	68,107	247,228
Black Box Corp. (a)(b)	74,340	80,287
CalAmp Corp. (a)(b)	167,160	2,958,732
Calix Networks, Inc. (a)	200,139	1,931,341
Carvana Co. Class A (a)(b)	145,347	6,292,072
Ciena Corp. (a)	643,493	20,990,742
Clearfield, Inc. (a)(b)	45,080	556,287
ClearOne, Inc.	34,440	48,560
CommScope Holding Co., Inc. (a)	868,950	15,727,995
Communications Systems, Inc.	9,122	20,981
Comtech Telecommunications Corp.	109,119	2,786,899
Dasan Zhone Solutions, Inc. (a)	21,808	283,504
Digi International, Inc. (a)	122,486	1,450,234
EchoStar Holding Corp. Class A (a)	230,128	9,628,556
EMCORE Corp. (a)	116,856	531,695
Extreme Networks, Inc. (a)	540,268	3,554,963
Finisar Corp. (a)(b)	532,975	12,444,966
Harmonic, Inc. (a)	393,058	2,208,986
Infinera Corp. (a)(b)	695,007	2,995,480
InterDigital, Inc.	167,838	12,631,488
KVH Industries, Inc. (a)	53,392	601,728
Lantronix, Inc. (a)	32,609	95,544
Lumentum Holdings, Inc. (a)(b)	290,915	12,936,990
NETGEAR, Inc. (a)	143,427	7,945,856
NetScout Systems, Inc. (a)(b)	327,061	8,758,694
Network-1 Security Solutions, Inc.	44,887	113,564
Oclaro, Inc. (a)	778,648	6,283,689
Optical Cable Corp. (a)	11,253	50,188
Palo Alto Networks, Inc. (a)	424,745	73,459,648
PC-Tel, Inc.	65,156	273,004
Plantronics, Inc.	149,855	6,858,863
Quantenna Communications, Inc. (a)	122,180	1,830,256
Resonant, Inc. (a)(b)	88,838	159,908
Sonus Networks, Inc. (a)	229,931	1,227,832
Technical Communications Corp. (a)	2,782	9,654
Tessco Technologies, Inc.	21,957	266,558
Ubiquiti Networks, Inc. (b)	93,081	10,143,967
ViaSat, Inc. (a)(b)	256,812	17,755,982
Viavi Solutions, Inc.(a)	1,044,173	10,587,914
Westell Technologies, Inc. Class A (a)	36,810	72,516
xG Technology, Inc. (a)	3,373	1,552
		285,948,442
Electronic Equipment & Components - 3.1%
ADDvantage Technologies Group, Inc. (a)	11,707	15,570
ADT, Inc. (b)	560,707	4,379,122
Akoustis Technologies, Inc. (a)(b)	111,888	559,440
Anixter International, Inc. (a)	132,690	8,486,852
Applied DNA Sciences, Inc. (a)(b)	120,511	132,562
Arlo Technologies, Inc. (b)	54,219	652,255
Arrow Electronics, Inc. (a)	397,071	30,562,555
Avnet, Inc.	534,611	23,426,654
AVX Corp.	228,995	3,776,128
Badger Meter, Inc.	137,867	7,651,619
Bel Fuse, Inc. Class B (non-vtg.)	43,341	975,606
Belden, Inc. (b)	193,861	10,813,567
Benchmark Electronics, Inc.	197,564	4,709,926
Cardtronics PLC (a)	167,149	5,422,314
Casa Systems, Inc. (a)(b)	137,941	2,144,983
CDW Corp.	686,635	63,637,332
ClearSign Combustion Corp. (a)(b)	88,193	137,581
Cognex Corp.	792,785	34,898,396
Coherent, Inc. (a)(b)	110,279	15,236,147
Control4 Corp. (a)	114,746	2,498,020
CTS Corp.	155,305	4,505,398
CUI Global, Inc. (a)	85,811	144,162
Daktronics, Inc.	187,333	1,676,630
Data I/O Corp. (a)	25,384	126,412
Dell Technologies, Inc. (a)(b)	908,266	95,803,898
Digital Ally, Inc. (a)(b)	28,586	80,327
Dolby Laboratories, Inc. Class A	300,254	21,137,882
DPW Holdings, Inc. (a)(b)	240,068	53,271
Dynasil Corp. of America (a)	9,233	8,494
Electro Scientific Industries, Inc. (a)	159,386	4,685,948
eMagin Corp. (a)(b)	59,414	79,021
ePlus, Inc. (a)	63,782	5,214,179
Fabrinet	166,602	8,784,923
FARO Technologies, Inc. (a)	75,680	3,762,810
Fitbit, Inc. (a)(b)	926,988	5,107,704
Frequency Electronics, Inc. (a)	18,014	193,831
I. D. Systems Inc. (a)	42,210	256,637
Identiv, Inc. (a)	50,133	264,702
IEC Electronics Corp. (a)	24,204	152,001
II-VI, Inc. (a)(b)	264,218	9,887,038
Image Sensing Systems, Inc. (a)	9,582	55,288
Insight Enterprises, Inc. (a)	170,560	7,603,565
Intellicheck, Inc. (a)(b)	10,517	23,137
Iteris, Inc. (a)(b)	122,630	560,419
Itron, Inc. (a)	155,299	8,410,994
Jabil, Inc. (b)	706,117	17,631,741
KEMET Corp. (b)	258,884	5,301,944
KEY Tronic Corp. (a)	23,421	159,263
Kimball Electronics, Inc. (a)	120,583	2,127,084
Knowles Corp. (a)(b)	409,668	6,243,340
LGL Group, Inc. (a)	5,167	32,965
LightPath Technologies, Inc. Class A (a)(b)	75,176	135,317
Littelfuse, Inc.	114,231	21,858,102
LRAD Corp. (a)	78,579	208,234
Luna Innovations, Inc. (a)	134,554	461,520
Maxwell Technologies, Inc. (a)(b)	187,957	471,772
Mesa Laboratories, Inc. (b)	17,287	3,826,305
Methode Electronics, Inc. Class A	174,980	5,301,894
MicroVision, Inc. (a)(b)	416,568	329,589
MTS Systems Corp.	80,740	4,154,073
Napco Security Technolgies, Inc. (a)	54,451	900,620
National Instruments Corp.	521,496	25,532,444
Neonode, Inc. (a)(b)	11,971	19,752
Novanta, Inc. (a)	148,705	9,655,416
OSI Systems, Inc. (a)	79,055	5,723,582
Par Technology Corp. (a)(b)	50,820	1,009,793
Park Electrochemical Corp.	94,387	1,681,032
PC Connection, Inc.	51,800	1,623,412
PC Mall, Inc. (a)	39,971	757,450
Perceptron, Inc. (a)	32,730	255,294
Plexus Corp. (a)	152,708	9,321,296
RadiSys Corp. (a)(b)	138,192	222,489
Research Frontiers, Inc. (a)(b)	70,642	105,257
RF Industries Ltd.	34,355	299,919
Richardson Electronics Ltd.	36,172	259,715
Rogers Corp. (a)	83,497	10,742,724
Sanmina Corp. (a)	310,952	8,408,142
ScanSource, Inc. (a)	115,525	4,394,571
Sigmatron International, Inc. (a)	11,250	46,238
Superconductor Technologies, Inc. (a)(b)	2,752	4,596
SYNNEX Corp.	198,926	16,061,285
Tech Data Corp. (a)	173,287	15,587,166
Trimble, Inc. (a)	1,147,066	43,622,920
TTM Technologies, Inc. (a)(b)	410,024	4,875,185
Vishay Intertechnology, Inc.	629,303	13,120,968
Vishay Precision Group, Inc. (a)	55,852	1,895,058
Wayside Technology Group, Inc.	13,193	149,741
Wireless Telecom Group, Inc. (a)	34,803	62,645
Zebra Technologies Corp. Class A (a)	245,149	44,077,790
		687,354,943
Internet Software & Services - 0.2%
ANGI Homeservices, Inc. Class A (a)(b)	234,164	4,104,895
BlackLine, Inc. (a)(b)	162,765	6,977,736
CarGurus, Inc. Class A (a)	148,202	5,766,540
Cision Ltd. (a)	314,728	3,940,395
GTT Communications, Inc. (a)(b)	158,244	5,326,493
SecureWorks Corp. (a)(b)	51,274	923,445
ShotSpotter, Inc. (a)(b)	35,092	1,336,654
Veritone, Inc. (a)(b)	39,592	233,989
XO Group, Inc. (a)	111,521	3,847,475
Yext, Inc. (a)	269,030	3,906,316
		36,363,938
IT Services - 3.7%
3PEA International, Inc. (a)	49,147	178,895
Alithya Group, Inc. (a)	33,434	123,706
ALJ Regional Holdings, Inc. (a)	9,675	16,448
Booz Allen Hamilton Holding Corp. Class A	641,116	32,895,662
Brightcove, Inc. (a)	142,686	1,024,485
CACI International, Inc. Class A (a)	113,311	18,686,117
Carbonite, Inc. (a)	142,269	4,030,481
Cass Information Systems, Inc.	45,228	2,985,500
Computer Task Group, Inc. (a)	43,271	192,556
Conduent, Inc. (a)	866,494	11,108,453
CoreLogic, Inc. (a)	367,288	14,860,472
CSG Systems International, Inc.	156,134	5,475,619
CSP, Inc.	3,489	40,158
Endurance International Group Holdings, Inc. (a)(b)	358,723	2,977,401
EPAM Systems, Inc. (a)	234,132	30,495,693
Euronet Worldwide, Inc. (a)(b)	232,815	27,381,372
Everi Holdings, Inc. (a)	309,065	2,076,917
EVERTEC, Inc.	277,515	7,584,485
EVO Payments, Inc. Class A (b)	101,378	2,655,090
Exela Technologies, Inc. (a)	248,418	1,127,818
ExlService Holdings, Inc. (a)	161,186	9,342,341
First Data Corp. Class A (a)	2,563,878	48,918,792
Genpact Ltd.	630,864	19,165,648
GoDaddy, Inc. (a)	756,965	49,399,536
Hackett Group, Inc.	120,894	2,133,779
Helios and Matheson Analytics, Inc. (a)(b)	6,481,167	105,643
Information Services Group, Inc. (a)	106,909	443,672
Innodata, Inc. (a)	57,046	111,240
Internap Network Services Corp. (a)(b)	59,742	356,660
JetPay Corp. (a)	45,474	229,644
Leidos Holdings, Inc.	683,436	43,056,468
Limelight Networks, Inc. (a)	525,907	1,730,234
Liveramp Holdings, Inc. (a)(b)	350,476	16,577,515
ManTech International Corp. Class A	121,604	6,846,305
Maximus, Inc.	295,006	20,980,827
ModusLink Global Solutions, Inc. (a)	124,462	207,852
MoneyGram International, Inc. (a)	141,146	307,698
MongoDB, Inc. Class A (a)(b)	112,032	9,287,453
NIC, Inc.	297,143	3,862,859
Okta, Inc. (a)	358,524	22,820,053
Perficient, Inc. (a)	163,968	4,150,030
Perspecta, Inc.	651,022	13,743,074
PFSweb, Inc. (a)(b)	68,404	420,685
Presidio, Inc.	165,542	2,330,831
PRG-Schultz International, Inc. (a)	113,057	1,054,822
Sabre Corp.	1,136,508	29,060,510
Science Applications International Corp.	199,141	13,844,282
ServiceSource International, Inc. (a)	310,800	410,256
Square, Inc. (a)(b)	1,377,773	96,223,666
StarTek, Inc. (a)(b)	45,478	307,431
Switch, Inc. Class A (b)	171,537	1,332,842
Sykes Enterprises, Inc. (a)	188,726	5,212,612
Teradata Corp. (a)(b)	550,822	20,727,432
Travelport Worldwide Ltd.	573,717	8,766,396
Ttec Holdings, Inc.	70,995	2,076,604
Twilio, Inc. Class A (a)(b)	352,290	33,287,882
Unisys Corp. (a)(b)	229,721	3,105,828
Virtusa Corp. (a)	125,755	5,574,719
WEX, Inc. (a)	196,423	30,439,672
WidePoint Corp. (a)	264,173	121,678
Worldpay, Inc. (a)(b)	1,373,735	117,880,200
		811,872,999
Semiconductors & Semiconductor Equipment - 2.3%
Acacia Communications, Inc. (a)(b)	127,050	5,447,904
Adesto Technologies Corp. (a)(b)	106,207	563,959
Advanced Energy Industries, Inc. (a)	191,486	9,007,501
AEHR Test Systems (a)(b)	77,697	146,070
Alpha & Omega Semiconductor Ltd. (a)	93,791	1,033,577
Amkor Technology, Inc. (a)	596,931	4,088,977
Amtech Systems, Inc. (a)	53,049	291,770
Aquantia Corp. (a)(b)	115,761	1,128,670
Atomera, Inc. (a)(b)	60,574	218,066
Axcelis Technologies, Inc. (a)	141,353	2,815,752
AXT, Inc. (a)(b)	163,305	899,811
Brooks Automation, Inc.	321,681	9,766,235
Cabot Microelectronics Corp.	127,981	13,755,398
Ceva, Inc. (a)	101,466	2,637,101
Cirrus Logic, Inc. (a)(b)	289,107	10,824,166
Cohu, Inc.	188,749	3,699,480
Cree, Inc. (a)(b)	470,122	20,751,185
CVD Equipment Corp. (a)	12,659	59,497
CyberOptics Corp. (a)	31,816	645,547
Cypress Semiconductor Corp.	1,664,659	23,138,760
Diodes, Inc. (a)	183,427	6,388,762
DSP Group, Inc. (a)	98,205	1,204,975
Entegris, Inc.	643,120	18,907,728
First Solar, Inc. (a)	341,849	15,195,188
FormFactor, Inc. (a)	367,114	6,053,710
GSI Technology, Inc. (a)	64,516	366,451
Ichor Holdings Ltd. (a)(b)	108,787	1,979,923
Impinj, Inc. (a)(b)	86,502	1,837,302
Inphi Corp. (a)(b)	199,644	7,963,799
Integrated Device Technology, Inc. (a)	582,016	27,901,847
Intermolecular, Inc. (a)(b)	44,940	41,794
Intest Corp. (a)	33,374	231,949
Kopin Corp. (a)(b)	260,464	432,370
Kulicke & Soffa Industries, Inc.	312,955	6,759,828
Lattice Semiconductor Corp. (a)	587,755	3,444,244
MACOM Technology Solutions Holdings, Inc. (a)(b)	203,482	3,615,875
Marvell Technology Group Ltd.	2,677,264	43,130,723
MaxLinear, Inc. Class A (a)(b)	287,596	5,866,958
MKS Instruments, Inc.	254,031	19,931,272
Monolithic Power Systems, Inc.	177,598	23,455,368
MoSys, Inc. (a)	16,268	3,481
Nanometrics, Inc. (a)	108,990	3,500,759
NeoPhotonics Corp. (a)(b)	159,367	1,227,126
NVE Corp.	22,079	2,109,428
ON Semiconductor Corp. (a)	1,937,140	37,154,345
PDF Solutions, Inc. (a)(b)	122,998	1,137,732
Photronics, Inc. (a)	319,010	3,094,397
Pixelworks, Inc. (a)(b)	137,421	534,568
Power Integrations, Inc.	140,074	8,875,089
QuickLogic Corp. (a)(b)	362,578	351,701
Rambus, Inc. (a)	490,859	4,280,290
Rubicon Technology, Inc. (a)(b)	8,459	72,747
Rudolph Technologies, Inc. (a)	142,377	3,021,240
Semtech Corp. (a)	307,143	16,383,008
Silicon Laboratories, Inc. (a)(b)	199,710	17,648,373
SMART Global Holdings, Inc. (a)(b)	54,609	1,872,543
SolarEdge Technologies, Inc. (a)(b)	191,436	7,452,603
SunPower Corp. (a)(b)	277,488	1,900,793
Synaptics, Inc. (a)(b)	158,308	6,088,526
Teradyne, Inc.	847,004	30,229,573
Ultra Clean Holdings, Inc. (a)(b)	175,068	1,645,639
Universal Display Corp. (b)	191,843	17,618,861
Veeco Instruments, Inc. (a)	224,720	1,968,547
Versum Materials, Inc.	500,456	17,335,796
Xperi Corp.	233,231	3,288,557
		494,425,214
Software - 6.7%
2U, Inc. (a)(b)	269,658	15,745,331
8x8, Inc. (a)	425,789	8,392,301
A10 Networks, Inc. (a)	222,356	1,400,843
ACI Worldwide, Inc. (a)(b)	532,148	15,368,434
Agilysys, Inc. (a)	74,152	1,222,766
Alarm.com Holdings, Inc. (a)(b)	167,453	8,514,985
Altair Engineering, Inc. Class A (a)	120,610	3,896,909
Alteryx, Inc. Class A (a)(b)	134,214	8,076,999
Amber Road, Inc. (a)	102,007	889,501
American Software, Inc. Class A	136,738	1,422,075
AppFolio, Inc. (a)	53,537	3,281,283
Appian Corp. Class A (a)(b)	127,094	3,820,446
Apptio, Inc. Class A (a)(b)	166,441	6,351,389
Aspen Technology, Inc. (a)	325,249	28,068,989
Asure Software, Inc. (a)(b)	56,901	323,767
Avalara, Inc. (b)	34,650	1,108,454
Avaya Holdings Corp. (a)(b)	467,440	7,278,041
Aware, Inc. (a)	24,042	87,753
Benefitfocus, Inc. (a)(b)	107,573	5,389,407
Black Knight, Inc. (a)	644,354	29,215,010
Blackbaud, Inc.	221,152	16,199,384
Bottomline Technologies, Inc. (a)	166,686	9,179,398
Box, Inc. Class A (a)(b)	638,935	12,005,589
Bridgeline Digital, Inc. (a)	952	333
BroadVision, Inc. (a)	7,279	13,466
BSQUARE Corp. (a)	35,232	74,340
Cardlytics, Inc. (a)(b)	39,020	561,108
CDK Global, Inc.	584,891	29,478,506
Ceridian HCM Holding, Inc. (b)	161,756	6,489,651
ChannelAdvisor Corp. (a)	110,549	1,188,402
Cloudera, Inc. (a)(b)	532,825	6,575,061
CommVault Systems, Inc. (a)	175,802	10,361,770
Cornerstone OnDemand, Inc. (a)	240,452	13,133,488
Coupa Software, Inc. (a)(b)	236,020	15,206,769
Datawatch Corp. (a)	54,004	706,912
Determine, Inc. (a)(b)	71,459	43,376
Digimarc Corp. (a)(b)	51,774	1,041,693
Digital Turbine, Inc. (a)(b)	234,348	452,292
DocuSign, Inc. (b)	100,725	4,206,276
Domo, Inc. Class B (b)	51,422	820,695
Dropbox, Inc. Class A (a)(b)	417,369	9,762,261
Ebix, Inc. (b)	101,347	4,785,605
eGain Communications Corp. (a)	73,616	546,967
Ellie Mae, Inc. (a)(b)	164,938	11,095,379
Envestnet, Inc. (a)(b)	210,293	11,490,410
Everbridge, Inc. (a)(b)	118,625	6,497,091
Evolving Systems, Inc. (a)	27,005	41,858
Fair Isaac Corp. (a)	131,937	26,206,646
Finjan Holdings, Inc. (a)	96,080	260,377
FireEye, Inc. (a)(b)	884,910	17,707,049
Five9, Inc. (a)(b)	263,572	11,301,967
Forescout Technologies, Inc. (a)	105,863	2,874,180
Fusion Connect, Inc. (a)(b)	106,889	240,500
Globalscape, Inc.	28,877	127,059
GSE Systems, Inc. (a)	32,533	90,116
Guidewire Software, Inc. (a)	366,997	34,116,041
Hortonworks, Inc. (a)	330,046	5,313,741
HubSpot, Inc. (a)(b)	164,380	22,853,751
Imperva, Inc. (a)	148,674	8,252,894
Innovate Biopharmaceuticals, Inc. (a)(b)	53,980	140,348
Inseego Corp. (a)(b)	204,077	759,166
Instructure, Inc. (a)(b)	149,563	5,648,995
Intelligent Systems Corp. (a)	2,225	30,794
Inuvo, Inc. (a)	95,405	107,808
Issuer Direct Corp.	35,231	405,509
j2 Global, Inc. (b)	211,852	15,636,796
LivePerson, Inc. (a)	257,488	4,858,799
LogMeIn, Inc.	237,696	21,922,702
Majesco (a)	51,570	368,726
MAM Software Group, Inc. (a)	1,366	11,693
Manhattan Associates, Inc. (a)(b)	297,348	14,727,646
Marin Software, Inc. (a)	10,816	30,609
MicroStrategy, Inc. Class A (a)	44,348	5,749,275
MINDBODY, Inc. (a)(b)	145,347	4,034,833
Mitek Systems, Inc. (a)	151,799	1,452,716
MobileIron, Inc. (a)	318,809	1,549,412
Model N, Inc. (a)	118,318	1,624,506
Monotype Imaging Holdings, Inc.	194,093	3,348,104
Net Element International, Inc. (a)(b)	15,603	111,249
NetSol Technologies, Inc. (a)	40,740	258,292
New Relic, Inc. (a)	210,681	18,369,276
Nuance Communications, Inc. (a)	1,318,022	21,075,172
Nutanix, Inc. Class A (a)(b)	337,862	15,105,810
NXT-ID, Inc. (a)(b)	86,540	84,290
Onespan, Inc. (a)	140,203	2,379,245
Parametric Technology Corp. (a)	482,412	41,723,814
Park City Group, Inc. (a)(b)	64,528	523,967
Paycom Software, Inc. (a)(b)	225,598	29,952,646
Paylocity Holding Corp. (a)(b)	153,377	10,288,529
Pegasystems, Inc.	168,031	9,071,994
Pivotal Software, Inc. (b)	176,475	3,160,667
Pluralsight, Inc. (b)	108,505	2,613,885
Progress Software Corp.	207,752	7,304,560
Proofpoint, Inc. (a)	252,461	24,491,242
PROS Holdings, Inc. (a)(b)	160,893	5,175,928
Q2 Holdings, Inc. (a)(b)	166,735	9,052,043
QAD, Inc.:
Class A	32,780	1,390,855
Class B	23,915	738,495
Qualys, Inc. (a)	161,831	12,745,810
Qumu Corp. (a)	82,505	174,086
Rapid7, Inc. (a)	182,961	5,818,160
RealNetworks, Inc. (a)	88,984	229,579
RealPage, Inc. (a)	342,045	17,642,681
Red Violet, Inc. (a)(b)	23,864	167,048
Rimini Street, Inc. (a)(b)	6,669	34,279
RingCentral, Inc. (a)	308,453	25,570,754
RumbleON, Inc. Class B (a)	16,053	102,739
SailPoint Technologies Holding, Inc. (a)	298,203	7,762,224
SeaChange International, Inc. (a)	123,967	208,265
SendGrid, Inc. (a)(b)	133,130	6,072,059
ServiceNow, Inc. (a)	810,994	150,252,858
SharpSpring, Inc. (a)	15,949	200,319
ShiftPixy, Inc. (a)(b)	15,135	41,924
SITO Mobile Ltd. (a)(b)	82,134	90,347
Smartsheet, Inc. (b)	62,648	1,685,231
Smith Micro Software, Inc. (a)(b)	73,339	159,146
Sonic Foundry, Inc. (a)	55,955	89,528
Splunk, Inc. (a)	664,714	74,268,495
SPS Commerce, Inc. (a)	78,580	6,697,373
SS&C Technologies Holdings, Inc.	942,430	45,378,005
Support.com, Inc. (a)	54,868	147,595
Synacor, Inc. (a)(b)	119,442	212,607
Tableau Software, Inc. (a)	321,835	40,113,514
Telaria, Inc. (a)(b)	115,090	345,270
TeleNav, Inc. (a)	138,127	577,371
Tenable Holdings, Inc. (b)	47,192	1,344,028
The Rubicon Project, Inc. (a)	209,699	933,161
The Trade Desk, Inc. (a)(b)	162,306	23,120,490
TiVo Corp.	566,150	5,604,885
Tyler Technologies, Inc. (a)	175,944	33,914,965
Ultimate Software Group, Inc. (a)	141,862	37,440,219
Upland Software, Inc. (a)	78,771	2,211,890
Varonis Systems, Inc. (a)	131,562	7,618,755
Verint Systems, Inc. (a)	301,701	13,706,276
VirnetX Holding Corp. (a)(b)	256,497	813,095
VMware, Inc. Class A (a)(b)	335,007	56,060,071
Workday, Inc. Class A (a)	667,848	109,527,072
Workiva, Inc. (a)	120,722	4,516,210
Zedge, Inc. (a)	22,584	80,173
Zendesk, Inc. (a)	480,841	28,576,381
Zix Corp. (a)	274,741	1,829,775
Zscaler, Inc.(a)(b)	64,761	2,542,517
Zuora, Inc. (b)	52,810	1,004,974
		1,464,069,684
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	510,824	6,324,001
Astro-Med, Inc.	35,940	705,143
Avid Technology, Inc. (a)(b)	150,202	967,301
Boxlight Corp. (a)(b)	37,515	86,660
CPI Card Group (a)(b)	14,163	43,197
Cray, Inc. (a)	189,243	4,960,059
Diebold Nixdorf, Inc. (b)	339,412	1,109,877
Eastman Kodak Co. (a)(b)	178,692	704,046
Electronics for Imaging, Inc. (a)(b)	196,301	5,433,612
Everspin Technologies, Inc. (a)(b)	33,541	235,793
Immersion Corp. (a)	136,771	1,297,957
Intevac, Inc. (a)	81,125	382,910
NCR Corp. (a)(b)	552,232	15,302,349
One Stop Systems, Inc.	500	1,350
Pure Storage, Inc. Class A (a)	790,657	14,951,324
Qualstar Corp. (a)	11,767	58,835
Quantum Corp. (a)	140,061	334,746
Transact Technologies, Inc.	27,805	286,392
U.S.A. Technologies, Inc. (a)	270,452	1,344,146
		54,529,698

TOTAL INFORMATION TECHNOLOGY		3,834,564,918

MATERIALS - 4.7%
Chemicals - 2.2%
A. Schulman, Inc. rights (a)(c)	134,313	256,538
Advanced Emissions Solutions, Inc. (b)	92,967	1,001,255
AdvanSix, Inc. (a)	140,165	4,024,137
AgroFresh Solutions, Inc. (a)(b)	114,965	484,003
American Vanguard Corp.	117,647	1,967,058
Ashland Global Holdings, Inc.	284,911	23,331,362
Axalta Coating Systems Ltd. (a)	966,392	24,188,792
Balchem Corp.	148,304	12,857,957
Cabot Corp.	296,050	14,565,660
Celanese Corp. Class A	611,474	61,716,071
Chase Corp.	32,571	3,669,775
Core Molding Technologies, Inc.	29,730	231,894
Ferro Corp. (a)	418,468	8,076,432
Flotek Industries, Inc. (a)(b)	264,681	367,907
FutureFuel Corp.	122,067	2,108,097
H.B. Fuller Co.	240,823	11,617,302
Hawkins, Inc.	43,033	1,796,197
Huntsman Corp.	989,474	20,007,164
Ingevity Corp. (a)	191,450	18,764,015
Innophos Holdings, Inc.	91,648	2,542,316
Innospec, Inc.	114,722	8,459,600
Intrepid Potash, Inc. (a)	450,889	1,496,951
Koppers Holdings, Inc. (a)	95,695	1,783,755
Kraton Performance Polymers, Inc. (a)	141,371	3,703,920
Kronos Worldwide, Inc.	98,226	1,215,056
Loop Industries, Inc. (a)(b)	8,165	66,871
LSB Industries, Inc. (a)(b)	90,767	696,183
MagneGas Corp. (a)	920,549	276,165
Marrone Bio Innovations, Inc. (a)(b)	160,000	243,200
Minerals Technologies, Inc.	164,775	9,273,537
NewMarket Corp.	42,274	17,775,372
Northern Technologies International Corp.	6,466	215,835
Olin Corp.	770,447	16,587,724
OMNOVA Solutions, Inc. (a)	197,283	1,607,856
Platform Specialty Products Corp. (a)	1,122,379	13,210,401
PolyOne Corp.	361,186	12,143,073
PQ Group Holdings, Inc. (a)(b)	171,847	2,637,851
Quaker Chemical Corp.	63,484	13,092,940
Rayonier Advanced Materials, Inc. (b)	237,501	3,503,140
RPM International, Inc.	606,364	39,989,706
Sensient Technologies Corp. (b)	189,772	12,194,749
Stepan Co.	93,206	7,532,909
The Chemours Co. LLC	815,076	23,213,364
The Scotts Miracle-Gro Co. Class A	179,537	13,641,221
Trecora Resources (a)	74,960	697,128
Tredegar Corp.	118,547	1,974,993
Trinseo SA	194,714	9,838,898
Tronox Ltd. Class A	426,311	4,510,370
Valhi, Inc.	96,973	198,795
Valvoline, Inc.	872,050	18,391,535
Venator Materials PLC (a)	253,191	1,349,508
W.R. Grace & Co.	307,427	19,626,140
Westlake Chemical Corp.	163,556	11,856,174
		486,578,852
Construction Materials - 0.2%
Eagle Materials, Inc.	219,311	16,009,703
Forterra, Inc. (a)(b)	86,988	426,241
Foundation Building Materials, Inc. (a)	65,055	636,238
nVent Electric PLC	754,460	18,876,589
Summit Materials, Inc. (b)	496,820	7,203,890
Tecnoglass, Inc. (b)	22,511	222,859
U.S. Concrete, Inc. (a)(b)	74,738	2,939,446
United States Lime & Minerals, Inc.	10,066	751,729
		47,066,695
Containers & Packaging - 0.9%
Aptargroup, Inc.	279,867	29,120,161
Bemis Co., Inc.	414,977	20,234,279
Berry Global Group, Inc. (a)	593,011	29,840,314
Crown Holdings, Inc. (a)(b)	615,492	31,562,430
Graphic Packaging Holding Co.	1,398,376	16,766,528
Greif, Inc.:
Class A	90,807	4,655,675
Class B	47,597	2,512,646
Myers Industries, Inc.	163,848	2,703,492
Owens-Illinois, Inc.	726,460	13,359,599
Silgan Holdings, Inc.	348,791	8,981,368
Sonoco Products Co.	454,212	26,135,358
UFP Technologies, Inc. (a)	22,187	805,166
		186,677,016
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	1,414,277	4,355,973
Alcoa Corp. (a)	858,340	27,303,795
Allegheny Technologies, Inc. (a)(b)	567,492	14,902,340
Ampco-Pittsburgh Corp. (a)	38,813	166,896
Atkore International Group, Inc. (a)(b)	206,977	4,226,470
Carpenter Technology Corp.	216,013	9,305,840
Century Aluminum Co. (a)(b)	227,020	2,038,640
Cleveland-Cliffs, Inc. (b)	1,341,434	12,448,508
Coeur d'Alene Mines Corp. (a)(b)	891,882	3,522,934
Commercial Metals Co.	528,765	10,189,302
Compass Minerals International, Inc. (b)	154,492	7,740,049
Comstock Mining, Inc. (a)(b)	43,965	7,021
Friedman Industries	25,968	209,821
General Moly, Inc. (a)(b)	199,078	32,728
Gold Resource Corp.	273,626	1,045,251
Golden Minerals Co. (a)(b)	162,066	37,470
Haynes International, Inc.	57,533	1,896,863
Hecla Mining Co.	2,145,563	5,106,440
Kaiser Aluminum Corp.	75,360	7,364,933
Materion Corp.	93,571	4,948,034
McEwen Mining, Inc. (b)	1,279,024	2,251,082
Olympic Steel, Inc.	41,185	756,157
Paramount Gold Nevada Corp. (a)(b)	22,322	21,652
Pershing Gold Corp. (a)(b)	67,767	61,668
Reliance Steel & Aluminum Co.	330,349	26,576,577
Royal Gold, Inc.	309,139	22,613,518
Ryerson Holding Corp. (a)	75,567	618,894
Schnitzer Steel Industries, Inc. Class A (b)	129,052	3,614,747
Solitario Exploration & Royalty Corp. (a)	56,754	17,248
Steel Dynamics, Inc.	1,071,722	37,724,614
SunCoke Energy, Inc.	290,025	2,830,644
Synalloy Corp.	36,188	582,989
TimkenSteel Corp. (a)(b)	177,269	1,957,050
U.S. Antimony Corp. (a)(b)	139,038	99,148
U.S. Gold Corp. (b)	6,781	6,320
United States Steel Corp.	809,874	18,675,694
Universal Stainless & Alloy Products, Inc. (a)	38,127	746,145
Warrior Metropolitan Coal, Inc.	197,034	4,669,706
Worthington Industries, Inc.	183,347	7,594,233
		248,267,394
Paper & Forest Products - 0.3%
Boise Cascade Co.	180,079	4,786,500
Clearwater Paper Corp. (a)	73,623	2,268,325
Domtar Corp.	285,301	12,433,418
Louisiana-Pacific Corp.	649,846	14,855,480
Mercer International, Inc. (SBI)	214,087	2,620,425
Neenah, Inc.	79,790	5,495,935
P.H. Glatfelter Co.	206,113	2,627,941
Resolute Forest Products	407,572	4,471,065
Schweitzer-Mauduit International, Inc.	146,136	4,166,337
Verso Corp. (a)	158,087	3,986,954
		57,712,380

TOTAL MATERIALS		1,026,302,337

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Acadia Realty Trust (SBI)	372,096	10,667,992
Agree Realty Corp.	155,043	9,235,912
Alexander & Baldwin, Inc.	312,016	6,468,092
Alexanders, Inc.	17,453	5,420,378
American Assets Trust, Inc.	174,868	7,278,006
American Campus Communities, Inc.	628,553	27,549,478
American Finance Trust, Inc.	247,733	3,428,625
American Homes 4 Rent Class A	1,145,496	23,860,682
Americold Realty Trust (b)	271,689	7,281,265
Apple Hospitality (REIT), Inc.	977,818	15,517,972
Armada Hoffler Properties, Inc.	218,174	3,318,427
Ashford Hospitality Trust, Inc.	421,427	2,086,064
Bluerock Residential Growth (REIT), Inc. (b)	97,765	889,662
Braemar Hotels & Resorts, Inc.	138,266	1,313,527
Brandywine Realty Trust (SBI)	796,532	11,366,512
Brixmor Property Group, Inc.	1,370,705	22,616,633
BRT Realty Trust	35,820	408,706
Camden Property Trust (SBI)	419,088	39,880,414
CareTrust (REIT), Inc.	399,528	7,998,551
CatchMark Timber Trust, Inc.	220,765	1,830,142
CBL & Associates Properties, Inc. (b)	772,823	2,017,068
Cedar Realty Trust, Inc.	381,484	1,369,528
Chatham Lodging Trust	215,213	4,302,108
Chesapeake Lodging Trust	285,321	8,436,942
CIM Commercial Trust Corp. (b)	35,238	614,551
City Office REIT, Inc.	163,548	1,789,215
Clipper Realty, Inc.	58,110	749,619
Colony Capital, Inc.	2,210,417	13,616,169
Columbia Property Trust, Inc.	544,617	11,692,927
Community Healthcare Trust, Inc.	84,297	2,658,727
Condor Hospitality Trust, Inc.	248	2,418
CorEnergy Infrastructure Trust, Inc. (b)	59,896	2,171,230
CorePoint Lodging, Inc.	181,624	2,555,450
CoreSite Realty Corp.	168,294	16,401,933
Corporate Office Properties Trust (SBI)	516,804	12,646,194
Corrections Corp. of America	568,932	12,488,057
Cousins Properties, Inc.	1,978,039	16,714,430
CubeSmart	857,746	26,710,210
CyrusOne, Inc.	479,071	26,866,302
DDR Corp.	679,563	8,453,764
DiamondRock Hospitality Co.	940,110	9,908,759
Douglas Emmett, Inc.	712,925	26,321,191
Easterly Government Properties, Inc.	267,657	4,876,711
EastGroup Properties, Inc.	165,568	16,560,111
Empire State Realty Trust, Inc.	606,613	9,821,064
EPR Properties	335,327	23,751,211
Equity Commonwealth	542,152	17,224,169
Equity Lifestyle Properties, Inc.	400,543	39,866,045
Essential Properties Realty Trust, Inc.	149,557	2,116,232
Farmland Partners, Inc. (b)	178,574	1,107,159
First Industrial Realty Trust, Inc.	590,143	18,919,985
Forest City Realty Trust, Inc. Class A	1,196,795	30,278,914
Four Corners Property Trust, Inc.	309,736	8,592,077
Franklin Street Properties Corp.	492,298	3,790,695
Front Yard Residential Corp. Class B	237,862	2,143,137
Gaming & Leisure Properties	902,468	31,071,973
Getty Realty Corp.	158,686	4,854,205
Gladstone Commercial Corp.	160,908	3,079,779
Gladstone Land Corp. (b)	65,467	865,474
Global Medical REIT, Inc.	86,806	822,053
Global Net Lease, Inc.	340,989	6,884,568
Global Self Storage, Inc.	69,168	274,597
Government Properties Income Trust (b)	440,563	3,876,954
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	241,543	5,519,258
Healthcare Realty Trust, Inc.	598,896	18,565,776
Healthcare Trust of America, Inc.	952,190	26,775,583
Hersha Hospitality Trust	176,585	3,372,774
Highwoods Properties, Inc. (SBI)	474,845	20,594,028
Hospitality Properties Trust (SBI)	752,590	20,199,516
Hudson Pacific Properties, Inc.	720,090	22,221,977
Independence Realty Trust, Inc.	411,179	4,152,908
Industrial Logistics Properties Trust (b)	93,306	1,965,957
InfraReit, Inc.	177,881	4,073,475
Investors Real Estate Trust	557,381	2,970,841
Invitation Homes, Inc.	1,337,544	28,703,694
iStar Financial, Inc. (b)	328,567	3,509,096
JBG SMITH Properties	494,914	19,831,204
Jernigan Capital, Inc.	77,285	1,652,353
Kilroy Realty Corp.	449,149	31,480,853
Kite Realty Group Trust	398,363	6,576,973
Lamar Advertising Co. Class A	386,045	29,277,653
LaSalle Hotel Properties (SBI)	492,250	15,781,535
Lexington Corporate Properties Trust	974,247	8,553,889
Liberty Property Trust (SBI)	669,673	30,329,490
Life Storage, Inc.	221,164	21,594,453
LTC Properties, Inc.	182,502	8,475,393
Mack-Cali Realty Corp.	421,592	9,131,683
MedEquities Realty Trust, Inc.	140,497	960,999
Medical Properties Trust, Inc.	1,644,405	28,398,874
Monmouth Real Estate Investment Corp. Class A	400,691	5,581,626
National Health Investors, Inc.	198,639	15,489,869
National Retail Properties, Inc.	705,249	35,304,765
National Storage Affiliates Trust	261,129	7,303,778
New Senior Investment Group, Inc.	361,016	1,916,995
NexPoint Residential Trust, Inc.	96,582	3,524,277
NorthStar Realty Europe Corp.	259,554	4,246,303
Omega Healthcare Investors, Inc. (b)	905,094	34,339,266
One Liberty Properties, Inc.	71,120	1,878,990
Outfront Media, Inc.	628,891	13,068,355
Paramount Group, Inc.	931,818	13,297,043
Park Hotels & Resorts, Inc.	910,725	28,068,545
Pebblebrook Hotel Trust	304,800	10,643,616
Pennsylvania Real Estate Investment Trust (SBI)	306,593	2,510,997
Physicians Realty Trust	884,964	15,761,209
Piedmont Office Realty Trust, Inc. Class A	585,487	10,849,074
Plymouth Industrial REIT, Inc.	2,621	33,051
Potlatch Corp.	327,095	12,135,225
Power (REIT) (a)	1,204	7,128
Preferred Apartment Communities, Inc. Class A	177,055	2,648,743
PS Business Parks, Inc.	94,159	13,278,302
QTS Realty Trust, Inc. Class A	230,116	9,340,408
Ramco-Gershenson Properties Trust (SBI)	365,581	5,224,152
Rayonier, Inc.	614,238	19,428,348
Regional Health Properties, Inc. (a)	39,804	5,366
Retail Opportunity Investments Corp.	508,249	9,199,307
Retail Properties America, Inc.	988,866	12,449,823
Rexford Industrial Realty, Inc.	439,336	14,339,927
RLJ Lodging Trust	815,586	16,589,019
Ryman Hospitality Properties, Inc.	239,773	17,769,577
Sabra Health Care REIT, Inc.	831,498	16,039,596
Safety Income and Growth, Inc.	45,219	892,623
Saul Centers, Inc.	57,521	3,028,481
Select Income REIT	400,773	7,734,919
Senior Housing Properties Trust (SBI)	1,085,035	14,930,082
Seritage Growth Properties (b)	129,119	4,898,775
Sotherly Hotels, Inc.	41,362	281,675
Spirit MTA REIT	195,715	1,904,307
Spirit Realty Capital, Inc.	2,010,176	14,915,506
Stag Industrial, Inc.	466,598	12,500,160
Store Capital Corp.	821,078	24,599,497
Summit Hotel Properties, Inc.	480,511	5,357,698
Sun Communities, Inc.	386,976	40,284,202
Sunstone Hotel Investors, Inc.	1,074,602	16,398,427
Tanger Factory Outlet Centers, Inc. (b)	427,343	10,106,662
Taubman Centers, Inc.	278,373	14,737,067
Terreno Realty Corp.	265,517	10,357,818
The GEO Group, Inc.	577,364	13,417,939
TIER REIT, Inc.	239,531	5,638,560
UMH Properties, Inc.	171,977	2,240,860
Uniti Group, Inc.	820,110	16,344,792
Universal Health Realty Income Trust (SBI)	59,392	4,169,912
Urban Edge Properties	531,881	10,605,707
Urstadt Biddle Properties, Inc. Class A	143,066	2,944,298
VEREIT, Inc.	4,346,650	33,251,873
Washington Prime Group, Inc. (b)	852,809	5,330,056
Washington REIT (SBI)	371,259	10,009,143
Weingarten Realty Investors (SBI)	575,663	16,613,634
Wheeler REIT, Inc. (b)	33,737	94,126
Whitestone REIT Class B	177,576	2,500,270
WP Carey, Inc.	727,881	49,313,938
Xenia Hotels & Resorts, Inc.	509,586	10,354,788
		1,740,381,655
Real Estate Management & Development - 0.7%
Altisource Asset Management Corp. (a)(b)	2,426	117,443
Altisource Portfolio Solutions SA (a)(b)	52,112	1,237,139
American Realty Investments, Inc. (a)	1,984	32,538
Boston Omaha Corp. (a)(b)	44,157	1,084,937
Colony NorthStar Credit Real Estate, Inc.	400,592	6,798,046
Consolidated-Tomoka Land Co.	23,748	1,377,859
eXp World Holdings, Inc. (a)(b)	172,507	1,871,701
Forestar Group, Inc. (a)(b)	50,579	811,287
FRP Holdings, Inc. (a)(b)	35,320	1,653,682
Griffin Industrial Realty, Inc.	7,815	277,042
HFF, Inc.	179,138	7,237,175
Howard Hughes Corp. (a)	179,331	19,862,702
InterGroup Corp. (a)	829	25,774
J.W. Mays, Inc. (a)	15	591
Jones Lang LaSalle, Inc.	207,816	29,759,251
Kennedy-Wilson Holdings, Inc.	590,049	11,559,060
Marcus & Millichap, Inc. (a)	115,270	4,206,202
Maui Land & Pineapple, Inc. (a)(b)	29,867	344,367
Newmark Group, Inc.	124,423	1,045,153
RE/MAX Holdings, Inc.	80,431	2,651,810
Realogy Holdings Corp. (b)	573,287	11,041,508
Redfin Corp. (a)(b)	309,458	5,248,408
Retail Value, Inc.	67,956	1,970,044
Stratus Properties, Inc. (a)	12,864	349,386
Tejon Ranch Co. (a)	86,333	1,560,037
The St. Joe Co. (a)(b)	299,484	4,492,260
Transcontinental Realty Investors, Inc. (a)(b)	1,582	57,110
Trinity Place Holdings, Inc. (a)	36,266	178,791
VICI Properties, Inc.	1,609,607	35,041,144
		151,892,447

TOTAL REAL ESTATE		1,892,274,102

UTILITIES - 3.0%
Electric Utilities - 1.0%
Allete, Inc.	239,116	19,459,260
El Paso Electric Co.	185,600	10,272,960
Genie Energy Ltd. Class B	64,409	410,929
Hawaiian Electric Industries, Inc.	502,757	19,265,648
IDACORP, Inc.	233,924	22,980,694
MGE Energy, Inc.	135,571	8,959,887
OGE Energy Corp.	892,595	35,364,614
Otter Tail Corp.	185,369	9,068,251
PNM Resources, Inc.	364,146	15,738,390
Portland General Electric Co.	426,664	20,543,872
Spark Energy, Inc. Class A, (b)	72,291	657,125
Vistra Energy Corp. (a)(b)	1,847,554	43,380,568
		206,102,198
Gas Utilities - 1.0%
Atmos Energy Corp.	495,581	47,412,234
Chesapeake Utilities Corp.	75,906	6,530,952
National Fuel Gas Co. (b)	393,637	21,197,352
New Jersey Resources Corp.	410,631	19,927,922
Northwest Natural Holding Co.	133,892	8,881,056
ONE Gas, Inc.	247,538	21,063,008
RGC Resources, Inc.	49,903	1,376,824
South Jersey Industries, Inc. (b)	390,004	12,168,125
Southwest Gas Holdings, Inc.	236,126	18,599,645
Spire, Inc.	231,527	18,269,796
UGI Corp.	772,449	44,377,195
		219,804,109
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A (b)	94,721	1,558,160
NRG Yield, Inc.:
Class A	157,222	2,834,713
Class C	326,766	5,966,747
Ormat Technologies, Inc.	231,582	12,989,434
Pattern Energy Group, Inc. (b)	412,329	8,531,087
Terraform Power, Inc. (b)	380,607	4,376,981
		36,257,122
Multi-Utilities - 0.5%
Avangrid, Inc.	264,417	13,321,328
Avista Corp.	292,301	15,205,498
Black Hills Corp.	243,937	16,151,069
MDU Resources Group, Inc.	909,846	24,083,624
NorthWestern Energy Corp.	231,210	14,788,192
Unitil Corp.	67,222	3,408,155
Vectren Corp.	368,672	26,474,336
		113,432,202
Water Utilities - 0.3%
American States Water Co.	176,525	11,841,297
Aqua America, Inc.	816,069	27,983,006
AquaVenture Holdings Ltd. (a)(b)	59,399	1,115,513
Artesian Resources Corp. Class A	37,388	1,359,428
Cadiz, Inc. (a)(b)	102,849	1,113,855
California Water Service Group	224,474	10,262,951
Connecticut Water Service, Inc.	58,641	4,080,241
Middlesex Water Co.	73,108	3,789,919
Pure Cycle Corp. (a)	68,372	717,906
Select Energy Services, Inc. Class A (a)	262,669	2,542,636
SJW Corp.	75,793	4,247,440
York Water Co.	56,219	1,861,973
		70,916,165

TOTAL UTILITIES		646,511,796

TOTAL COMMON STOCKS
(Cost $16,739,984,112)		21,818,813,390
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (e)
(Cost $4,990,595)	5,000,000	4,990,366
	Shares	Value

Money Market Funds - 15.3%
Fidelity Cash Central Fund, 2.27% (f)	12,292,601	$12,295,059
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	3,331,332,275	3,331,665,408
TOTAL MONEY MARKET FUNDS
(Cost $3,343,960,467)		3,343,960,467
TOTAL INVESTMENT IN SECURITIES - 115.0%
(Cost $20,088,935,174)		25,167,764,223
NET OTHER ASSETS (LIABILITIES) - (15.0)%		(3,290,924,560)
NET ASSETS - 100%		$21,876,839,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	520	Dec. 2018	$39,899,600	$458,329	$458,329
CME E-mini S&P MidCap 400 Index Contracts (United States)	140	Dec. 2018	26,313,000	287,088	287,088
TOTAL FUTURES CONTRACTS					$745,417

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,597,915.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$999,915
Fidelity Securities Lending Cash Central Fund	22,895,132
Total	$23,895,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,011,798,290	$1,011,798,290	$--	$--
Consumer Discretionary	2,665,745,171	2,665,738,931	--	6,240
Consumer Staples	556,886,812	556,886,812	--	--
Energy	776,310,571	776,310,571	--	--
Financials	3,720,611,042	3,720,611,042	--	--
Health Care	2,733,939,298	2,733,931,391	7,746	161
Industrials	2,953,869,053	2,953,869,053	--	--
Information Technology	3,834,564,918	3,834,564,918	--	--
Materials	1,026,302,337	1,026,045,799	--	256,538
Real Estate	1,892,274,102	1,892,274,102	--	--
Utilities	646,511,796	646,511,796	--	--
U.S. Government and Government Agency Obligations	4,990,366	--	4,990,366	--
Money Market Funds	3,343,960,467	3,343,960,467	--	--
Total Investments in Securities:	$25,167,764,223	$25,162,503,172	$4,998,112	$262,939
Derivative Instruments:
Assets
Futures Contracts	$745,417	$745,417	$--	$--
Total Assets	$745,417	$745,417	$--	$--
Total Derivative Instruments:	$745,417	$745,417	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ 500 Index Fund

November 30, 2018

Z5I-QTLY-0119
1.9881569.101

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	152,473	$4,763,257
CenturyLink, Inc.	19,913	374,364
Verizon Communications, Inc.	86,725	5,229,518
		10,367,139
Entertainment - 2.0%
Activision Blizzard, Inc.	15,972	796,683
Electronic Arts, Inc. (a)	6,386	536,871
Netflix, Inc. (a)	9,156	2,619,806
Take-Two Interactive Software, Inc. (a)	2,385	261,563
The Walt Disney Co.	31,245	3,608,485
Twenty-First Century Fox, Inc.:
Class A	22,082	1,092,397
Class B	10,205	500,351
Viacom, Inc. Class B (non-vtg.)	7,404	228,487
		9,644,643
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A (a)	6,295	6,985,247
Class C (a)	6,450	7,059,074
Facebook, Inc. Class A (a)	50,660	7,123,303
TripAdvisor, Inc. (a)	2,143	137,281
Twitter, Inc. (a)	15,083	474,360
		21,779,265
Media - 1.3%
CBS Corp. Class B	7,092	384,245
Charter Communications, Inc. Class A (a)	3,762	1,238,450
Comcast Corp. Class A	96,090	3,748,471
Discovery Communications, Inc.:
Class A (a)	3,273	100,547
Class C (non-vtg.) (a)	7,535	210,453
DISH Network Corp. Class A (a)	4,799	157,215
Interpublic Group of Companies, Inc.	8,040	188,940
News Corp.:
Class A	8,029	104,216
Class B	2,596	34,786
Omnicom Group, Inc.	4,701	361,836
		6,529,159

TOTAL COMMUNICATION SERVICES		48,320,206

CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Aptiv PLC	5,546	398,757
BorgWarner, Inc.	4,376	173,202
The Goodyear Tire & Rubber Co.	4,965	114,989
		686,948
Automobiles - 0.4%
Ford Motor Co.	82,937	780,437
General Motors Co.	27,717	1,051,860
Harley-Davidson, Inc.	3,489	147,550
		1,979,847
Distributors - 0.1%
Genuine Parts Co.	3,138	325,442
LKQ Corp. (a)	6,954	193,599
		519,041
Diversified Consumer Services - 0.0%
H&R Block, Inc.	4,306	116,305
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8,448	509,330
Chipotle Mexican Grill, Inc. (a)	513	242,757
Darden Restaurants, Inc.	2,599	287,293
Hilton Worldwide Holdings, Inc.	6,247	471,898
Marriott International, Inc. Class A	6,034	694,091
McDonald's Corp.	16,293	3,071,393
MGM Mirage, Inc.	10,705	288,607
Norwegian Cruise Line Holdings Ltd. (a)	4,601	236,123
Royal Caribbean Cruises Ltd.	3,590	405,921
Starbucks Corp.	25,997	1,734,520
Wynn Resorts Ltd.	2,048	224,051
Yum! Brands, Inc.	6,648	613,079
		8,779,063
Household Durables - 0.3%
D.R. Horton, Inc.	7,189	267,575
Garmin Ltd.	2,531	168,716
Leggett & Platt, Inc.	2,727	105,644
Lennar Corp. Class A	6,112	261,166
Mohawk Industries, Inc. (a)	1,328	170,064
Newell Brands, Inc.	9,107	213,104
PulteGroup, Inc.	5,474	145,170
Whirlpool Corp.	1,353	170,654
		1,502,093
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	8,604	14,542,223
eBay, Inc. (a)	19,487	581,687
Expedia, Inc.	2,491	300,888
The Booking Holdings, Inc. (a)	995	1,882,421
		17,307,219
Leisure Products - 0.1%
Hasbro, Inc.	2,447	222,677
Mattel, Inc. (a)(b)	7,210	100,219
		322,896
Multiline Retail - 0.5%
Dollar General Corp.	5,563	617,437
Dollar Tree, Inc. (a)	4,984	432,462
Kohl's Corp.	3,493	234,625
Macy's, Inc.	6,431	220,069
Nordstrom, Inc.	2,401	126,941
Target Corp.	11,027	782,476
		2,414,010
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	1,552	275,806
AutoZone, Inc. (a)	554	448,225
Best Buy Co., Inc.	5,092	328,892
CarMax, Inc. (a)	3,699	244,393
Foot Locker, Inc.	2,449	138,124
Gap, Inc.	4,546	124,060
Home Depot, Inc.	24,044	4,335,614
L Brands, Inc.	4,783	158,365
Lowe's Companies, Inc.	17,064	1,610,330
O'Reilly Automotive, Inc. (a)	1,688	585,365
Ross Stores, Inc.	7,947	696,157
Tiffany & Co., Inc.	2,282	207,662
TJX Companies, Inc.	26,376	1,288,468
Tractor Supply Co.	2,552	242,772
Ulta Beauty, Inc. (a)	1,190	354,370
		11,038,603
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	7,552	120,152
Michael Kors Holdings Ltd. (a)	3,128	136,850
NIKE, Inc. Class B	26,932	2,023,132
PVH Corp.	1,607	177,590
Ralph Lauren Corp.	1,157	128,890
Tapestry, Inc.	6,034	234,904
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	3,898	93,084
Class C (non-vtg.) (a)	3,996	89,231
VF Corp.	6,811	553,666
		3,557,499

TOTAL CONSUMER DISCRETIONARY		48,223,524

CONSUMER STAPLES - 7.3%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	3,531	168,499
Constellation Brands, Inc. Class A (sub. vtg.)	3,543	693,578
Molson Coors Brewing Co. Class B	3,921	257,884
Monster Beverage Corp. (a)	8,334	497,373
PepsiCo, Inc.	29,718	3,623,813
The Coca-Cola Co.	80,335	4,048,884
		9,290,031
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	9,187	2,124,769
Kroger Co.	16,690	495,025
Sysco Corp.	10,018	675,213
Walgreens Boots Alliance, Inc.	17,672	1,496,288
Walmart, Inc.	30,138	2,942,976
		7,734,271
Food Products - 1.2%
Archer Daniels Midland Co.	11,726	539,631
Campbell Soup Co. (b)	4,031	158,015
Conagra Brands, Inc.	9,826	317,773
General Mills, Inc.	12,634	534,545
Hormel Foods Corp. (b)	5,696	256,833
Kellogg Co.	5,302	337,472
Lamb Weston Holdings, Inc.	3,070	235,469
McCormick & Co., Inc. (non-vtg.)	2,541	381,150
Mondelez International, Inc.	30,862	1,388,173
The Hershey Co.	2,998	324,683
The J.M. Smucker Co.	2,383	249,047
The Kraft Heinz Co.	13,027	665,940
Tyson Foods, Inc. Class A	6,199	365,431
		5,754,162
Household Products - 1.5%
Church & Dwight Co., Inc.	5,141	340,283
Clorox Co.	2,683	444,358
Colgate-Palmolive Co.	18,179	1,154,730
Kimberly-Clark Corp.	7,283	840,240
Procter & Gamble Co.	52,263	4,939,376
		7,718,987
Personal Products - 0.1%
Coty, Inc. Class A	9,437	78,705
Estee Lauder Companies, Inc. Class A	4,696	669,931
		748,636
Tobacco - 1.0%
Altria Group, Inc.	39,614	2,172,036
Philip Morris International, Inc.	32,670	2,826,935
		4,998,971

TOTAL CONSUMER STAPLES		36,245,058

ENERGY - 5.5%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	10,651	243,056
Halliburton Co.	18,666	586,672
Helmerich & Payne, Inc.	2,282	138,289
National Oilwell Varco, Inc.	8,016	257,394
Schlumberger Ltd.	29,137	1,314,079
TechnipFMC PLC	8,950	206,656
		2,746,146
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	10,728	567,511
Apache Corp.	8,013	281,497
Cabot Oil & Gas Corp.	9,243	232,554
Chevron Corp.	40,246	4,786,859
Cimarex Energy Co.	1,998	163,796
Concho Resources, Inc. (a)	4,195	546,776
ConocoPhillips Co.	24,482	1,620,219
Devon Energy Corp.	9,809	265,137
Diamondback Energy, Inc.	3,181	351,119
EOG Resources, Inc.	12,216	1,262,035
Exxon Mobil Corp.	88,899	7,067,471
Hess Corp.	5,274	284,216
HollyFrontier Corp.	3,396	212,148
Kinder Morgan, Inc.	39,760	678,703
Marathon Oil Corp.	17,894	298,651
Marathon Petroleum Corp.	14,046	915,237
Newfield Exploration Co. (a)	4,187	70,970
Noble Energy, Inc.	10,121	240,273
Occidental Petroleum Corp.	16,021	1,125,796
ONEOK, Inc.	8,616	529,281
Phillips 66 Co.	8,948	836,817
Pioneer Natural Resources Co.	3,615	534,116
The Williams Companies, Inc.	25,336	641,508
Valero Energy Corp.	8,954	715,425
		24,228,115

TOTAL ENERGY		26,974,261

FINANCIALS - 14.0%
Banks - 6.0%
Bank of America Corp.	195,080	5,540,272
BB&T Corp.	16,224	829,046
Citigroup, Inc.	52,862	3,424,929
Citizens Financial Group, Inc.	9,971	362,546
Comerica, Inc.	3,483	275,784
Fifth Third Bancorp	14,203	396,690
Huntington Bancshares, Inc.	23,767	346,761
JPMorgan Chase & Co.	70,557	7,845,233
KeyCorp	22,403	410,871
M&T Bank Corp.	3,012	509,058
Peoples United Financial, Inc.	7,809	131,660
PNC Financial Services Group, Inc.	9,727	1,320,732
Regions Financial Corp.	22,093	363,430
SunTrust Banks, Inc.	9,652	605,084
SVB Financial Group (a)	1,115	284,113
U.S. Bancorp	32,080	1,747,077
Wells Fargo & Co.	91,014	4,940,240
Zions Bancorporation	4,217	205,199
		29,538,725
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	1,119	124,343
Ameriprise Financial, Inc.	2,972	385,617
Bank of New York Mellon Corp.	19,273	988,898
BlackRock, Inc. Class A	2,591	1,108,974
Brighthouse Financial, Inc. (a)	2,509	101,012
Cboe Global Markets, Inc.	2,343	252,154
Charles Schwab Corp.	25,362	1,136,218
CME Group, Inc.	7,414	1,409,253
E*TRADE Financial Corp.	5,440	284,458
Franklin Resources, Inc.	6,404	217,032
Goldman Sachs Group, Inc.	7,356	1,402,716
IntercontinentalExchange, Inc.	12,013	981,702
Invesco Ltd.	8,607	175,152
Moody's Corp.	3,498	556,427
Morgan Stanley	27,780	1,233,154
MSCI, Inc.	1,861	292,344
Northern Trust Corp.	4,678	464,198
Raymond James Financial, Inc.	2,751	219,337
S&P Global, Inc.	5,269	963,489
State Street Corp.	7,949	580,436
T. Rowe Price Group, Inc.	5,095	506,239
The NASDAQ OMX Group, Inc.	2,412	220,264
		13,603,417
Consumer Finance - 0.7%
American Express Co.	14,792	1,660,698
Capital One Financial Corp.	10,023	898,863
Discover Financial Services	7,179	511,863
Synchrony Financial	14,276	370,890
		3,442,314
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	40,888	8,923,397
Jefferies Financial Group, Inc.	6,075	132,739
Linde PLC	11,537	1,834,960
		10,891,096
Insurance - 2.3%
AFLAC, Inc.	16,085	735,728
Allstate Corp.	7,253	646,895
American International Group, Inc.	18,613	805,012
Aon PLC	5,084	839,419
Arthur J. Gallagher & Co.	3,826	294,870
Assurant, Inc.	1,106	107,547
Chubb Ltd.	9,705	1,297,947
Cincinnati Financial Corp.	3,169	259,002
Everest Re Group Ltd.	856	190,100
Hartford Financial Services Group, Inc.	7,509	331,823
Lincoln National Corp.	4,539	285,821
Loews Corp.	5,825	279,950
Marsh & McLennan Companies, Inc.	10,579	938,357
MetLife, Inc.	20,842	930,178
Principal Financial Group, Inc.	5,548	273,627
Progressive Corp.	12,216	809,799
Prudential Financial, Inc.	8,736	819,087
The Travelers Companies, Inc.	5,608	731,115
Torchmark Corp.	2,172	187,683
Unum Group	4,582	164,540
Willis Group Holdings PLC	2,740	436,893
		11,365,393

TOTAL FINANCIALS		68,840,945

HEALTH CARE - 15.4%
Biotechnology - 2.5%
AbbVie, Inc.	31,814	2,999,106
Alexion Pharmaceuticals, Inc. (a)	4,669	574,987
Amgen, Inc.	13,593	2,830,742
Biogen, Inc. (a)	4,236	1,413,638
Celgene Corp. (a)	14,816	1,070,012
Gilead Sciences, Inc.	27,246	1,960,077
Incyte Corp. (a)	3,696	237,468
Regeneron Pharmaceuticals, Inc. (a)	1,623	593,450
Vertex Pharmaceuticals, Inc. (a)	5,354	967,950
		12,647,430
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	36,875	2,730,594
Abiomed, Inc. (a)	940	312,719
Align Technology, Inc. (a)	1,531	351,962
Baxter International, Inc.	10,500	719,775
Becton, Dickinson & Co.	5,635	1,424,246
Boston Scientific Corp. (a)	29,139	1,097,666
Danaher Corp.	12,972	1,420,953
Dentsply Sirona, Inc.	4,658	175,979
Edwards Lifesciences Corp. (a)	4,387	710,738
Hologic, Inc. (a)	5,701	253,181
IDEXX Laboratories, Inc. (a)	1,814	369,621
Intuitive Surgical, Inc. (a)	2,398	1,273,026
Medtronic PLC	28,365	2,766,438
ResMed, Inc.	2,990	334,252
Stryker Corp.	6,538	1,147,157
The Cooper Companies, Inc.	1,029	286,916
Varian Medical Systems, Inc. (a)	1,918	236,662
Zimmer Biomet Holdings, Inc.	4,263	498,856
		16,110,741
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	3,354	298,171
Anthem, Inc.	5,468	1,586,103
Cardinal Health, Inc.	6,470	354,750
Centene Corp. (a)	4,300	611,675
Cigna Corp.	5,131	1,146,163
CVS Health Corp.	27,190	2,180,638
DaVita HealthCare Partners, Inc. (a)	2,657	175,521
Express Scripts Holding Co. (a)	11,779	1,195,215
HCA Holdings, Inc.	5,655	814,263
Henry Schein, Inc. (a)	3,208	286,154
Humana, Inc.	2,886	950,850
Laboratory Corp. of America Holdings (a)	2,135	310,941
McKesson Corp.	4,185	521,033
Quest Diagnostics, Inc.	2,863	253,576
UnitedHealth Group, Inc.	20,219	5,688,818
Universal Health Services, Inc. Class B	1,804	248,934
Wellcare Health Plans, Inc. (a)	1,047	266,859
		16,889,664
Health Care Technology - 0.1%
Cerner Corp. (a)	6,893	399,174
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	6,678	483,153
Illumina, Inc. (a)	3,080	1,039,500
IQVIA Holdings, Inc.(a)	3,395	424,613
Mettler-Toledo International, Inc.	528	336,156
PerkinElmer, Inc.(a)	2,320	201,979
Thermo Fisher Scientific, Inc.	8,469	2,113,439
Waters Corp. (a)	1,615	320,707
		4,919,547
Pharmaceuticals - 5.1%
Allergan PLC	6,685	1,046,871
Bristol-Myers Squibb Co.	34,292	1,833,250
Eli Lilly & Co.	20,025	2,375,766
Johnson & Johnson	56,313	8,272,380
Merck & Co., Inc.	55,819	4,428,679
Mylan NV (a)	10,801	365,722
Nektar Therapeutics (a)(b)	3,613	145,929
Perrigo Co. PLC	2,637	164,232
Pfizer, Inc.	123,033	5,687,816
Zoetis, Inc. Class A	10,094	947,524
		25,268,169

TOTAL HEALTH CARE		76,234,725

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.5%
Arconic, Inc.	9,005	193,427
General Dynamics Corp.	5,835	1,078,833
Harris Corp.	2,462	351,943
Huntington Ingalls Industries, Inc.	907	195,459
L3 Technologies, Inc.	1,641	300,779
Lockheed Martin Corp.	5,190	1,559,232
Northrop Grumman Corp.	3,648	948,042
Raytheon Co.	5,976	1,047,832
Textron, Inc.	5,204	292,153
The Boeing Co.	11,193	3,881,285
TransDigm Group, Inc. (a)	1,014	366,733
United Technologies Corp.	16,959	2,066,285
		12,282,003
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,902	267,942
Expeditors International of Washington, Inc.	3,652	277,881
FedEx Corp.	5,146	1,178,434
United Parcel Service, Inc. Class B	14,526	1,674,703
		3,398,960
Airlines - 0.5%
Alaska Air Group, Inc.	2,580	189,011
American Airlines Group, Inc.	8,586	344,814
Delta Air Lines, Inc.	13,180	800,158
Southwest Airlines Co.	10,804	590,006
United Continental Holdings, Inc. (a)	4,797	463,870
		2,387,859
Building Products - 0.3%
A.O. Smith Corp.	3,028	143,467
Allegion PLC	1,990	182,264
Fortune Brands Home & Security, Inc.	2,984	130,699
Johnson Controls International PLC	19,377	673,932
Masco Corp.	6,442	204,147
		1,334,509
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,803	337,846
Copart, Inc. (a)	4,282	219,153
Republic Services, Inc.	4,567	353,212
Rollins, Inc.	2,057	130,743
Waste Management, Inc.	8,263	774,656
		1,815,610
Construction & Engineering - 0.1%
Fluor Corp.	2,946	120,580
Jacobs Engineering Group, Inc.	2,497	163,978
Quanta Services, Inc.	3,117	109,407
		393,965
Electrical Equipment - 0.6%
AMETEK, Inc.	4,858	356,723
Eaton Corp. PLC	9,077	698,384
Emerson Electric Co.	13,166	888,968
Fortive Corp.	6,443	490,119
Rockwell Automation, Inc.	2,580	449,797
		2,883,991
Industrial Conglomerates - 1.4%
3M Co.	12,289	2,555,129
General Electric Co.	182,075	1,365,563
Honeywell International, Inc.	15,557	2,282,990
Roper Technologies, Inc.	2,165	644,282
		6,847,964
Machinery - 1.4%
Caterpillar, Inc.	12,451	1,689,227
Cummins, Inc.	3,148	475,537
Deere & Co.	6,739	1,043,736
Dover Corp.	3,094	262,650
Flowserve Corp.	2,741	132,966
Illinois Tool Works, Inc.	6,463	898,680
Ingersoll-Rand PLC	5,139	531,989
PACCAR, Inc.	7,344	456,944
Parker Hannifin Corp.	2,773	477,067
Pentair PLC	3,381	144,369
Snap-On, Inc.	1,182	196,496
Stanley Black & Decker, Inc.	3,206	419,505
Xylem, Inc.	3,763	274,624
		7,003,790
Professional Services - 0.3%
Equifax, Inc.	2,523	259,036
IHS Markit Ltd. (a)	7,473	398,834
Nielsen Holdings PLC	7,463	202,770
Robert Half International, Inc.	2,565	158,594
Verisk Analytics, Inc. (a)	3,451	425,577
		1,444,811
Road & Rail - 1.0%
CSX Corp.	17,092	1,241,392
J.B. Hunt Transport Services, Inc.	1,833	194,958
Kansas City Southern	2,140	220,527
Norfolk Southern Corp.	5,867	1,001,732
Union Pacific Corp.	15,492	2,382,360
		5,040,969
Trading Companies & Distributors - 0.2%
Fastenal Co.	6,011	356,212
United Rentals, Inc. (a)	1,734	203,103
W.W. Grainger, Inc.	953	299,280
		858,595

TOTAL INDUSTRIALS		45,693,026

INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	1,082	258,035
Cisco Systems, Inc.	95,916	4,591,499
F5 Networks, Inc. (a)	1,274	219,090
Juniper Networks, Inc.	7,223	207,372
Motorola Solutions, Inc.	3,399	446,119
		5,722,115
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	6,292	553,318
Corning, Inc.	16,970	546,773
FLIR Systems, Inc.	2,891	132,581
IPG Photonics Corp. (a)	755	107,323
Keysight Technologies, Inc. (a)	3,927	242,767
TE Connectivity Ltd.	7,413	570,282
		2,153,044
IT Services - 4.7%
Accenture PLC Class A	13,423	2,208,352
Akamai Technologies, Inc. (a)	3,551	244,131
Alliance Data Systems Corp.	990	198,356
Automatic Data Processing, Inc.	9,178	1,353,021
Broadridge Financial Solutions, Inc.	2,437	258,005
Cognizant Technology Solutions Corp. Class A	12,156	865,872
DXC Technology Co.	5,890	371,306
Fidelity National Information Services, Inc.	6,889	743,668
Fiserv, Inc. (a)	8,483	671,260
FleetCor Technologies, Inc. (a)	1,852	358,177
Gartner, Inc. (a)	1,903	291,521
Global Payments, Inc.	3,314	370,538
IBM Corp.	19,186	2,384,244
Jack Henry & Associates, Inc.	1,617	225,895
MasterCard, Inc. Class A	19,174	3,855,316
Paychex, Inc.	6,707	474,587
PayPal Holdings, Inc. (a)	24,901	2,136,755
The Western Union Co.	9,370	175,500
Total System Services, Inc.	3,516	307,193
VeriSign, Inc. (a)	2,248	350,823
Visa, Inc. Class A	37,328	5,289,751
		23,134,271
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)(b)	17,972	382,804
Analog Devices, Inc.	7,786	715,689
Applied Materials, Inc.	20,771	774,343
Broadcom, Inc.	9,073	2,154,021
Intel Corp.	96,855	4,775,920
KLA-Tencor Corp.	3,271	322,390
Lam Research Corp.	3,342	524,560
Maxim Integrated Products, Inc.	5,828	325,902
Microchip Technology, Inc. (b)	4,935	370,125
Micron Technology, Inc. (a)	24,298	936,931
NVIDIA Corp.	12,783	2,089,126
Qorvo, Inc. (a)	2,632	173,212
Qualcomm, Inc.	25,394	1,479,454
Skyworks Solutions, Inc.	3,750	272,888
Texas Instruments, Inc.	20,456	2,042,532
Xilinx, Inc.	5,298	489,959
		17,829,856
Software - 6.0%
Adobe, Inc. (a)	10,300	2,584,167
ANSYS, Inc. (a)	1,766	286,127
Autodesk, Inc. (a)	4,580	661,810
Cadence Design Systems, Inc. (a)	5,925	266,862
Citrix Systems, Inc.	2,700	294,219
Fortinet, Inc. (a)	3,012	222,406
Intuit, Inc.	5,419	1,162,538
Microsoft Corp.	161,011	17,854,497
Oracle Corp.	59,359	2,894,345
Red Hat, Inc. (a)	3,716	663,529
Salesforce.com, Inc. (a)	15,929	2,274,024
Symantec Corp.	13,021	287,894
Synopsys, Inc. (a)	3,113	286,209
		29,738,627
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	96,354	17,206,897
Hewlett Packard Enterprise Co.	30,831	462,465
HP, Inc.	33,151	762,473
NetApp, Inc.	5,432	363,238
Seagate Technology LLC	5,475	235,918
Western Digital Corp.	6,104	277,061
Xerox Corp.	4,343	116,914
		19,424,966

TOTAL INFORMATION TECHNOLOGY		98,002,879

MATERIALS - 2.2%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	4,594	739,037
Albemarle Corp. U.S.	2,272	218,839
CF Industries Holdings, Inc.	4,891	206,351
DowDuPont, Inc.	48,339	2,796,411
Eastman Chemical Co.	2,960	233,307
Ecolab, Inc.	5,326	854,770
FMC Corp.	2,820	233,327
International Flavors & Fragrances, Inc.	2,120	300,256
LyondellBasell Industries NV Class A	6,688	624,057
PPG Industries, Inc.	5,070	554,303
Sherwin-Williams Co.	1,722	730,249
The Mosaic Co.	7,429	267,444
		7,758,351
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,320	251,711
Vulcan Materials Co.	2,771	292,922
		544,633
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,831	176,508
Ball Corp.	7,205	353,838
International Paper Co.	8,566	395,664
Packaging Corp. of America	1,980	193,684
Sealed Air Corp.	3,327	121,535
WestRock Co.	5,345	251,803
		1,493,032
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	30,356	362,451
Newmont Mining Corp.	11,175	361,400
Nucor Corp.	6,627	400,337
		1,124,188

TOTAL MATERIALS		10,920,204

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	2,216	275,892
American Tower Corp.	9,269	1,524,658
Apartment Investment & Management Co. Class A	3,539	166,652
AvalonBay Communities, Inc.	2,896	551,891
Boston Properties, Inc.	3,235	424,432
Crown Castle International Corp.	8,691	998,596
Digital Realty Trust, Inc.	4,318	496,743
Duke Realty Corp.	7,485	213,023
Equinix, Inc.	1,666	641,876
Equity Residential (SBI)	7,715	549,694
Essex Property Trust, Inc.	1,384	363,314
Extra Space Storage, Inc.	2,650	254,347
Federal Realty Investment Trust (SBI)	1,603	211,740
HCP, Inc.	9,843	288,006
Host Hotels & Resorts, Inc.	15,538	295,222
Iron Mountain, Inc.	5,995	203,650
Kimco Realty Corp.	8,828	144,338
Mid-America Apartment Communities, Inc.	2,384	246,887
Prologis, Inc.	13,271	893,669
Public Storage	3,139	669,423
Realty Income Corp.	6,076	389,411
Regency Centers Corp.	3,550	225,993
SBA Communications Corp. Class A (a)	2,406	410,969
Simon Property Group, Inc.	6,478	1,202,900
SL Green Realty Corp.	1,814	174,906
The Macerich Co.	2,216	111,443
UDR, Inc.	5,853	249,455
Ventas, Inc.	7,467	474,080
Vornado Realty Trust	3,627	260,999
Welltower, Inc.	7,794	563,740
Weyerhaeuser Co.	15,873	419,206
		13,897,155
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	6,620	289,162

TOTAL REAL ESTATE		14,186,317

UTILITIES - 3.1%
Electric Utilities - 1.9%
Alliant Energy Corp.	5,087	230,899
American Electric Power Co., Inc.	10,327	802,821
Duke Energy Corp.	14,924	1,321,819
Edison International	6,826	377,614
Entergy Corp.	3,789	329,870
Evergy, Inc.	5,692	337,934
Eversource Energy	6,639	453,709
Exelon Corp.	20,235	938,702
FirstEnergy Corp.	10,179	385,072
NextEra Energy, Inc.	9,880	1,795,295
PG&E Corp. (a)	10,834	285,801
Pinnacle West Capital Corp.	2,346	209,639
PPL Corp.	14,656	448,327
Southern Co.	21,246	1,005,573
Xcel Energy, Inc.	10,843	568,715
		9,491,790
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	6,357	244,300
The AES Corp.	13,862	214,722
		459,022
Multi-Utilities - 1.0%
Ameren Corp.	5,113	350,854
CenterPoint Energy, Inc.	10,521	294,693
CMS Energy Corp.	6,097	317,593
Consolidated Edison, Inc.	6,517	523,641
Dominion Resources, Inc.	13,696	1,020,352
DTE Energy Co.	3,808	455,970
NiSource, Inc.	7,606	200,951
Public Service Enterprise Group, Inc.	10,586	591,757
SCANA Corp.	2,988	139,420
Sempra Energy	5,729	660,095
WEC Energy Group, Inc.	6,610	479,093
		5,034,419
Water Utilities - 0.1%
American Water Works Co., Inc.	3,781	360,745

TOTAL UTILITIES		15,345,976

TOTAL COMMON STOCKS
(Cost $473,366,007)		488,987,121

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.27% (c)	3,053,391	3,054,002
Fidelity Securities Lending Cash Central Fund 2.27% (c)(d)	1,474,707	1,474,855
TOTAL MONEY MARKET FUNDS
(Cost $4,528,857)		4,528,857
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $477,894,864)		493,515,978
NET OTHER ASSETS (LIABILITIES) - (0.1)%(e)		(341,542)
NET ASSETS - 100%		$493,174,436

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Dec. 2018	$4,137,450	$93,656	$93,656

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $120,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,123
Fidelity Securities Lending Cash Central Fund	5,051
Total	$43,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Index Fund

November 30, 2018

SPI-QTLY-0119
1.810719.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	1,062,014	$14,600,812
Alumina Ltd.	3,968,315	6,467,984
Amcor Ltd.	1,875,650	18,411,356
AMP Ltd.	4,724,995	8,392,002
APA Group unit	1,910,434	12,287,759
Aristocrat Leisure Ltd.	930,514	16,091,466
ASX Ltd.	313,686	13,822,875
Aurizon Holdings Ltd.	3,223,940	9,920,350
Australia & New Zealand Banking Group Ltd.	4,652,871	91,140,996
Bank of Queensland Ltd.	665,019	4,826,600
Bendigo & Adelaide Bank Ltd.	778,626	6,077,964
BHP Billiton Ltd.	5,200,119	115,543,507
BlueScope Steel Ltd.	879,115	7,215,782
Boral Ltd.	1,898,481	7,076,759
Brambles Ltd.	2,577,934	19,350,857
Caltex Australia Ltd.	422,261	8,496,599
Challenger Ltd.	892,050	6,207,034
Cimic Group Ltd.	156,026	4,630,000
Coca-Cola Amatil Ltd.	816,434	5,155,761
Cochlear Ltd.	93,405	11,556,697
Coles Group Ltd. (a)	1,835,622	15,710,793
Commonwealth Bank of Australia	2,849,382	148,344,546
Computershare Ltd.	747,722	9,919,157
Crown Ltd.	610,520	5,220,880
CSL Ltd.	732,470	94,973,276
DEXUS Property Group unit	1,647,660	12,596,713
Dominos Pizza Enterprises Ltd.	95,915	3,224,096
Flight Centre Travel Group Ltd.	88,600	3,163,416
Fortescue Metals Group Ltd.	2,521,438	7,371,676
Goodman Group unit	2,643,896	19,807,342
Harvey Norman Holdings Ltd. (b)	940,541	2,172,315
Incitec Pivot Ltd.	2,654,495	7,295,041
Insurance Australia Group Ltd.	3,741,838	19,910,140
Lendlease Group unit	932,956	8,632,823
Macquarie Group Ltd.	523,617	43,789,869
Medibank Private Ltd.	4,460,463	7,889,569
Mirvac Group unit	6,018,602	9,633,802
National Australia Bank Ltd.	4,427,216	80,052,787
Newcrest Mining Ltd.	1,243,176	18,854,225
Orica Ltd.	614,224	7,856,386
Origin Energy Ltd. (a)	2,848,624	13,491,744
QBE Insurance Group Ltd.	2,178,766	18,026,648
Ramsay Health Care Ltd.	229,022	9,076,004
realestate.com.au Ltd.	84,877	4,719,124
Rio Tinto Ltd.	601,074	32,193,735
Santos Ltd.	2,866,647	11,565,682
Scentre Group unit	8,610,782	24,545,120
SEEK Ltd.	540,513	7,300,726
Sonic Healthcare Ltd.	654,346	10,904,362
South32 Ltd.	8,288,874	18,780,848
SP AusNet	2,893,914	3,267,925
Stockland Corp. Ltd. unit	3,942,354	10,488,538
Suncorp Group Ltd.	2,102,984	20,473,786
Sydney Airport unit	1,790,485	8,898,925
Tabcorp Holdings Ltd.	3,097,149	9,711,300
Telstra Corp. Ltd.	6,740,589	14,435,221
The GPT Group unit	2,923,953	11,262,608
TPG Telecom Ltd.	600,990	3,158,305
Transurban Group unit	4,235,166	35,257,549
Treasury Wine Estates Ltd.	1,163,666	12,034,907
Vicinity Centres unit	5,330,407	10,402,305
Washington H. Soul Pattinson & Co. Ltd.	174,426	3,342,734
Wesfarmers Ltd.	1,835,622	42,382,917
Westpac Banking Corp.	5,561,468	105,919,595
Woodside Petroleum Ltd.	1,515,798	34,411,273
Woolworths Group Ltd.	2,126,312	44,945,192
WorleyParsons Ltd.	519,993	5,016,830

TOTAL AUSTRALIA		1,439,705,915

Austria - 0.2%
Andritz AG	118,626	5,710,287
Erste Group Bank AG	486,805	19,206,251
OMV AG	238,265	12,035,790
Osterreichische Elektrizitatswirtschafts AG	110,179	4,505,379
Raiffeisen International Bank-Holding AG	239,757	7,068,009
Voestalpine AG	186,309	6,190,514

TOTAL AUSTRIA		54,716,230

Bailiwick of Jersey - 1.1%
Experian PLC	1,481,600	36,144,301
Ferguson PLC	375,309	24,007,522
Glencore Xstrata PLC	18,473,321	68,300,234
Randgold Resources Ltd.	152,850	12,222,342
Shire PLC	1,480,674	86,474,116
WPP PLC	2,042,740	22,548,867

TOTAL BAILIWICK OF JERSEY		249,697,382

Belgium - 0.9%
Ageas	295,771	14,277,678
Anheuser-Busch InBev SA NV	1,233,645	94,781,052
Colruyt NV	97,561	6,233,731
Groupe Bruxelles Lambert SA	130,572	11,751,735
KBC Groep NV	403,966	28,994,716
Proximus	246,508	6,820,513
Solvay SA Class A	119,939	12,969,987
Telenet Group Holding NV	85,460	4,239,553
UCB SA	204,692	17,203,770
Umicore SA	338,997	14,706,392

TOTAL BELGIUM		211,979,127

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	1,072,950	8,159,576
Dairy Farm International Holdings Ltd.	551,434	4,852,619
Hongkong Land Holdings Ltd.	1,894,600	12,333,846
Jardine Matheson Holdings Ltd.	357,600	23,612,328
Jardine Strategic Holdings Ltd.	358,600	13,806,100
Kerry Properties Ltd.	1,054,681	3,619,400
NWS Holdings Ltd.	2,522,104	5,305,960
Shangri-La Asia Ltd.	2,043,380	2,898,967
Yue Yuen Industrial (Holdings) Ltd.	1,201,500	3,493,625

TOTAL BERMUDA		78,082,421

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	486,629	4,975,757
BeiGene Ltd. ADR (a)	52,818	8,097,528
Cheung Kong Property Holdings Ltd.	4,190,425	30,180,272
CK Hutchison Holdings Ltd.	4,371,425	45,703,293
Melco Crown Entertainment Ltd. sponsored ADR	401,171	7,249,160
MGM China Holdings Ltd.	1,530,400	2,613,260
Minth Group Ltd.	1,202,000	4,032,784
Sands China Ltd.	3,924,000	16,976,917
WH Group Ltd. (c)	14,254,000	10,402,651
Wharf Real Estate Investment Co. Ltd.	1,965,585	11,820,140
Wynn Macau Ltd.	2,538,000	5,767,592

TOTAL CAYMAN ISLANDS		147,819,354

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	6,165	8,154,601
Series B	10,523	15,118,545
Carlsberg A/S Series B	173,133	19,171,490
Christian Hansen Holding A/S	160,047	14,449,859
Coloplast A/S Series B	192,307	18,336,761
Danske Bank A/S	1,160,337	23,127,712
DONG Energy A/S (c)	306,245	19,924,077
DSV de Sammensluttede Vognmaend A/S	304,311	23,283,372
Genmab A/S (a)	99,515	15,140,584
H Lundbeck A/S	113,701	4,668,805
ISS Holdings A/S	270,398	8,765,186
Novo Nordisk A/S Series B	2,941,561	136,816,260
Novozymes A/S Series B	354,271	16,503,216
Pandora A/S	178,104	9,620,526
Tryg A/S	194,733	4,844,362
Vestas Wind Systems A/S	316,337	23,608,492
William Demant Holding A/S (a)	163,454	4,772,868

TOTAL DENMARK		366,306,716

Finland - 1.1%
Elisa Corp. (A Shares)	230,278	9,233,913
Fortum Corp.	719,145	14,988,392
Kone Oyj (B Shares)	548,751	27,185,507
Metso Corp.	170,431	4,856,424
Neste Oyj	207,552	16,217,603
Nokia Corp. (b)	9,117,186	50,161,237
Nokian Tyres PLC	191,307	6,122,679
Nordea Bank ABP (a)	4,917,529	43,640,426
Orion Oyj (B Shares)	167,450	5,588,528
Sampo Oyj (A Shares)	717,745	32,039,206
Stora Enso Oyj (R Shares)	892,147	11,367,546
UPM-Kymmene Corp.	864,085	23,017,767
Wartsila Corp.	718,636	11,699,105

TOTAL FINLAND		256,118,333

France - 9.3%
Accor SA	305,356	13,551,186
Aeroports de Paris	48,060	9,341,978
Air Liquide SA	372,633	45,097,581
Alstom SA	251,986	11,057,195
Amundi SA (c)	98,637	5,650,348
Arkema SA	111,314	10,560,357
Atos Origin SA	155,411	13,195,560
AXA SA	3,138,683	76,433,857
BIC SA	41,555	4,457,458
bioMerieux SA	67,525	4,762,527
BNP Paribas SA	1,820,976	91,480,258
Bollore SA	1,424,676	6,241,829
Bouygues SA	355,592	13,671,131
Bureau Veritas SA	429,401	9,489,158
Capgemini SA	259,659	30,292,573
Carrefour SA	958,223	17,248,388
Casino Guichard Perrachon SA	88,464	3,996,990
CNP Assurances	278,017	6,364,104
Compagnie de St. Gobain	805,180	29,926,077
Credit Agricole SA	1,855,936	23,065,351
Danone SA	998,194	74,530,646
Dassault Aviation SA	4,064	6,211,153
Dassault Systemes SA	211,746	25,410,071
Edenred SA	387,368	14,770,004
EDF SA	773,999	12,714,304
EDF SA (a)	200,740	3,297,510
Eiffage SA	127,702	12,146,892
ENGIE	2,957,192	41,580,137
Essilor International SA	337,069	42,617,537
Eurazeo SA	76,303	5,714,211
Eutelsat Communications (b)	284,824	6,070,107
Faurecia SA	121,903	4,750,180
Fonciere des Regions	60,995	5,941,962
Gecina SA	73,947	10,338,852
Groupe Eurotunnel SA	756,808	9,831,577
Hermes International SCA	51,278	27,731,356
ICADE	54,517	4,320,309
Iliad SA	42,613	5,748,055
Imerys SA	58,114	3,118,487
Ingenico SA	97,092	7,008,362
Ipsen SA	61,031	7,855,896
JCDecaux SA	119,171	4,047,405
Kering SA	122,672	53,328,757
Klepierre SA	330,705	10,827,392
L'Oreal SA	206,153	48,520,910
L'Oreal SA (a)	201,944	47,530,265
Legrand SA	431,756	26,443,591
LVMH Moet Hennessy - Louis Vuitton SA	449,714	128,578,565
Michelin CGDE Series B	275,254	28,844,149
Natixis SA	1,529,356	8,449,154
Orange SA	3,230,112	55,437,237
Pernod Ricard SA	343,811	54,959,055
Peugeot Citroen SA	952,169	20,912,240
Publicis Groupe SA	342,802	20,361,981
Remy Cointreau SA	36,280	4,201,726
Renault SA	311,189	21,860,033
Rexel SA	493,957	5,924,816
Safran SA	540,094	67,602,827
Sanofi SA	1,823,644	165,332,129
Sartorius Stedim Biotech	44,768	4,530,958
Schneider Electric SA	890,411	64,902,581
SCOR SE	263,940	12,682,080
SEB SA	36,299	5,202,513
Societe Generale Series A	1,242,483	45,629,826
Sodexo SA	61,822	6,399,766
Sodexo SA (a)	84,696	8,767,664
SR Teleperformance SA	93,536	15,481,426
Suez Environnement SA	603,600	8,968,779
Thales SA	172,101	21,100,689
Total SA (b)	3,882,106	215,921,786
Ubisoft Entertainment SA (a)	129,100	10,528,286
Valeo SA	388,909	11,098,442
Veolia Environnement SA	866,532	18,418,292
VINCI SA	821,445	71,679,140
Vivendi SA	1,690,659	42,168,822
Wendel SA	45,253	5,497,078

TOTAL FRANCE		2,099,731,874

Germany - 7.8%
adidas AG	304,847	67,228,848
Allianz SE	695,964	147,580,479
Axel Springer Verlag AG	79,106	5,041,997
BASF AG	1,486,947	108,736,017
Bayer AG	1,509,780	110,788,729
Bayerische Motoren Werke AG (BMW)	536,063	43,822,583
Beiersdorf AG	163,235	17,470,835
Brenntag AG	250,051	11,558,268
Commerzbank AG (a)	1,621,689	13,963,963
Continental AG	178,084	26,910,303
Covestro AG (c)	311,361	17,927,732
Daimler AG (Germany)	1,472,243	82,827,964
Delivery Hero AG (a)(c)	150,549	5,477,830
Deutsche Bank AG	3,178,551	29,014,202
Deutsche Borse AG	312,444	40,021,578
Deutsche Lufthansa AG	383,184	9,326,756
Deutsche Post AG	1,598,227	51,084,089
Deutsche Telekom AG	5,396,160	94,883,145
Deutsche Wohnen AG (Bearer)	577,839	27,697,623
Drillisch AG (b)	85,110	4,278,075
E.ON AG	3,563,654	36,427,803
Evonik Industries AG	264,185	7,103,241
Fraport AG Frankfurt Airport Services Worldwide	66,863	4,915,672
Fresenius Medical Care AG & Co. KGaA	349,976	28,540,029
Fresenius SE & Co. KGaA	675,093	38,371,444
GEA Group AG	276,781	7,470,116
Hannover Reuck SE	97,584	13,555,264
HeidelbergCement Finance AG	240,934	16,011,093
Henkel AG & Co. KGaA	168,609	17,408,461
Hochtief AG	34,561	4,914,289
Hugo Boss AG	102,650	7,088,814
Infineon Technologies AG	1,839,901	38,867,566
innogy SE (c)	218,598	9,993,032
KION Group AG	115,311	6,503,681
Lanxess AG	140,644	7,709,581
Merck KGaA	209,237	23,062,365
Metro Wholesale & Food Specialist AG	293,773	4,508,128
MTU Aero Engines Holdings AG	84,170	17,495,034
Muenchener Rueckversicherungs AG	242,085	52,592,964
OSRAM Licht AG	161,546	7,401,406
ProSiebenSat.1 Media AG	377,186	7,662,080
Puma AG	13,453	6,746,953
RWE AG	838,895	18,106,279
SAP SE	1,591,220	164,813,316
Siemens AG	1,238,536	144,134,850
Siemens Healthineers AG (c)	242,890	10,513,699
Symrise AG	199,593	16,110,894
Telefonica Deutschland Holding AG	1,198,844	4,854,745
Thyssenkrupp AG (b)	705,409	13,172,800
TUI AG	265,267	3,801,909
TUI AG (GB)	447,793	6,373,605
Uniper SE	325,759	8,360,509
United Internet AG	199,092	8,959,334
Volkswagen AG	52,576	8,684,156
Vonovia SE	796,856	38,583,702
Wirecard AG	190,044	28,711,609
Zalando SE (a)(b)	181,373	5,626,107

TOTAL GERMANY		1,760,797,546

Hong Kong - 2.5%
AIA Group Ltd.	19,551,000	159,551,553
Bank of East Asia Ltd.	2,054,820	6,920,310
BOC Hong Kong (Holdings) Ltd.	5,989,566	23,348,896
CLP Holdings Ltd.	2,658,657	29,308,431
Galaxy Entertainment Group Ltd.	3,846,000	23,619,670
Hang Lung Group Ltd.	1,438,000	3,988,318
Hang Lung Properties Ltd.	3,260,423	6,600,856
Hang Seng Bank Ltd.	1,237,801	28,571,940
Henderson Land Development Co. Ltd.	2,137,347	10,981,768
Hong Kong & China Gas Co. Ltd.	14,944,122	30,174,120
Hong Kong Exchanges and Clearing Ltd.	1,917,490	55,877,776
Hysan Development Co. Ltd.	1,007,677	4,816,861
Link (REIT)	3,436,808	32,725,230
MTR Corp. Ltd.	2,470,287	12,818,718
New World Development Co. Ltd.	9,912,803	13,328,564
PCCW Ltd.	6,957,863	4,081,875
Power Assets Holdings Ltd.	2,245,676	15,212,274
Sino Land Ltd.	5,344,470	9,194,346
SJM Holdings Ltd.	3,231,000	2,911,369
Sun Hung Kai Properties Ltd.	2,580,176	36,886,862
Swire Pacific Ltd. (A Shares)	805,884	8,909,633
Swire Properties Ltd.	1,897,200	6,607,707
Techtronic Industries Co. Ltd.	2,224,500	11,969,766
Wharf Holdings Ltd.	1,965,585	5,263,165
Wheelock and Co. Ltd.	1,326,000	7,609,586

TOTAL HONG KONG		551,279,594

Ireland - 0.6%
AIB Group PLC	1,326,463	5,820,546
Bank Ireland Group PLC	1,571,392	9,944,458
CRH PLC	1,346,630	37,042,310
DCC PLC (United Kingdom)	158,999	11,963,794
James Hardie Industries PLC CDI	714,893	8,360,245
Kerry Group PLC Class A	256,841	26,532,735
Kingspan Group PLC (Ireland)	247,912	10,670,738
Paddy Power Betfair PLC (Ireland)	135,297	12,146,360
Ryanair Holdings PLC (a)	238,268	3,150,298
Smurfit Kappa Group PLC	364,754	9,844,442

TOTAL IRELAND		135,475,926

Isle of Man - 0.1%
Gaming VC Holdings SA	889,283	8,374,118
Genting Singapore Ltd.	9,735,359	6,883,372

TOTAL ISLE OF MAN		15,257,490

Israel - 0.6%
Azrieli Group	68,377	3,433,055
Bank Hapoalim BM (Reg.)	1,724,795	11,827,802
Bank Leumi le-Israel BM	2,436,181	15,998,585
Bezeq The Israel Telecommunication Corp. Ltd.	3,391,632	3,903,722
Check Point Software Technologies Ltd. (a)(b)	203,357	22,737,346
Elbit Systems Ltd. (Israel)	38,235	4,678,416
Israel Chemicals Ltd.	1,146,810	6,704,670
Mizrahi Tefahot Bank Ltd.	228,347	4,148,079
NICE Systems Ltd. (a)	90,978	10,471,443
NICE Systems Ltd. sponsored ADR (a)(b)	8,313	965,472
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,566,391	33,740,062
Wix.com Ltd. (a)	70,431	6,633,192

TOTAL ISRAEL		125,241,844

Italy - 1.8%
Assicurazioni Generali SpA	1,900,130	32,030,433
Atlantia SpA	802,150	16,445,945
Davide Campari-Milano SpA	940,432	7,857,213
Enel SpA	13,167,912	71,634,193
Eni SpA	4,118,267	66,449,617
Intesa Sanpaolo SpA	24,090,506	55,961,253
Leonardo SpA	657,140	6,476,813
Luxottica Group SpA	274,902	16,064,827
Mediobanca SpA	1,004,838	8,879,927
Moncler SpA	289,633	9,436,776
Pirelli & C. S.p.A. (a)(c)	653,092	4,589,981
Poste Italiane SpA (c)	847,966	6,435,721
Prysmian SpA	390,490	7,148,332
Recordati SpA	168,257	5,411,643
Snam Rete Gas SpA	3,650,252	15,996,715
Telecom Italia SpA (a)	18,318,630	11,936,264
Terna SpA	2,277,878	12,734,044
UniCredit SpA	3,249,249	41,883,114

TOTAL ITALY		397,372,811

Japan - 23.5%
ABC-MART, Inc.	52,900	2,973,193
ACOM Co. Ltd.	644,000	2,365,749
AEON Co. Ltd.	987,600	23,673,167
AEON Financial Service Co. Ltd.	184,300	3,571,863
AEON MALL Co. Ltd.	164,440	2,956,632
Agc, Inc.	300,235	10,196,062
Air Water, Inc.	242,300	3,921,113
Aisin Seiki Co. Ltd.	262,200	10,371,123
Ajinomoto Co., Inc.	740,366	12,799,791
Alfresa Holdings Corp.	304,000	8,087,742
All Nippon Airways Ltd.	186,600	6,659,178
Alps Electric Co. Ltd.	306,100	7,094,649
Amada Holdings Co. Ltd.	550,800	5,977,938
Aozora Bank Ltd.	191,600	6,295,802
Asahi Group Holdings	587,203	24,592,019
ASAHI INTECC Co. Ltd.	157,700	7,390,777
Asahi Kasei Corp.	2,043,127	22,372,434
Asics Corp.	259,100	3,734,199
Astellas Pharma, Inc.	3,044,500	46,915,113
Bandai Namco Holdings, Inc.	323,550	13,595,855
Bank of Kyoto Ltd.	86,100	4,141,356
Benesse Holdings, Inc.	117,200	3,479,399
Bridgestone Corp.	986,079	39,959,154
Brother Industries Ltd.	362,500	6,057,900
Calbee, Inc.	129,900	4,302,727
Canon, Inc.	1,619,044	45,945,330
Casio Computer Co. Ltd.	315,100	4,394,162
Central Japan Railway Co.	233,400	47,958,904
Chiba Bank Ltd.	984,074	6,458,487
Chubu Electric Power Co., Inc.	981,464	14,715,692
Chugai Pharmaceutical Co. Ltd.	362,425	24,807,666
Chugoku Electric Power Co., Inc.	453,500	5,728,926
Coca-Cola West Co. Ltd.	217,600	6,230,014
Concordia Financial Group Ltd.	1,744,084	8,189,198
Credit Saison Co. Ltd.	252,252	3,237,732
CyberAgent, Inc.	163,800	7,416,923
Dai Nippon Printing Co. Ltd.	393,321	9,098,894
Dai-ichi Mutual Life Insurance Co.	1,745,600	30,417,097
Daicel Chemical Industries Ltd.	421,000	4,710,126
Daifuku Co. Ltd.	164,000	8,393,957
Daiichi Sankyo Kabushiki Kaisha	918,170	33,704,923
Daikin Industries Ltd.	403,394	44,980,445
Dainippon Sumitomo Pharma Co. Ltd.	256,000	8,344,272
Daito Trust Construction Co. Ltd.	116,263	15,189,008
Daiwa House Industry Co. Ltd.	916,784	28,872,861
Daiwa House REIT Investment Corp.	2,818	6,387,450
Daiwa Securities Group, Inc.	2,612,185	14,416,896
DeNA Co. Ltd.	183,400	3,402,549
DENSO Corp.	706,738	32,667,527
Dentsu, Inc.	350,200	15,610,377
Disco Corp.	46,800	6,823,239
Don Quijote Holdings Co. Ltd.	192,100	11,659,860
East Japan Railway Co.	494,500	44,956,526
Eisai Co. Ltd.	408,078	37,441,152
Electric Power Development Co. Ltd.	238,780	6,146,458
FamilyMart Co. Ltd.	102,600	14,560,948
Fanuc Corp.	313,772	53,966,228
Fast Retailing Co. Ltd.	94,500	49,150,156
Fuji Electric Co. Ltd.	194,430	6,106,179
Fujifilm Holdings Corp.	624,605	24,815,827
Fujitsu Ltd.	318,307	19,592,221
Fukuoka Financial Group, Inc.	234,360	5,345,179
Hakuhodo DY Holdings, Inc.	378,600	5,796,651
Hamamatsu Photonics K.K.	227,200	7,905,916
Hankyu Hanshin Holdings, Inc.	370,300	12,559,177
Hikari Tsushin, Inc.	34,500	5,504,074
Hino Motors Ltd.	419,700	4,288,878
Hirose Electric Co. Ltd.	51,377	5,417,634
Hisamitsu Pharmaceutical Co., Inc.	92,800	5,926,970
Hitachi Chemical Co. Ltd.	170,600	2,699,182
Hitachi Construction Machinery Co. Ltd.	175,500	4,846,870
Hitachi High-Technologies Corp.	111,600	3,976,761
Hitachi Ltd.	1,564,654	45,320,727
Hitachi Metals Ltd.	346,500	3,901,044
Honda Motor Co. Ltd.	2,639,360	74,458,957
Hoshizaki Corp.	88,200	6,845,280
Hoya Corp.	617,516	37,535,660
Hulic Co. Ltd.	480,000	4,389,200
Idemitsu Kosan Co. Ltd.	218,900	7,964,207
IHI Corp.	237,818	7,238,349
Iida Group Holdings Co. Ltd.	235,400	4,153,691
INPEX Corp.	1,656,900	17,588,552
Isetan Mitsukoshi Holdings Ltd.	546,387	6,319,924
Isuzu Motors Ltd.	892,600	12,707,057
Itochu Corp.	2,288,286	40,639,427
J. Front Retailing Co. Ltd.	374,200	5,109,545
Japan Airlines Co. Ltd.	186,800	6,737,076
Japan Airport Terminal Co. Ltd.	75,700	2,940,906
Japan Exchange Group, Inc.	824,700	14,857,169
Japan Post Bank Co. Ltd.	655,500	7,657,076
Japan Post Holdings Co. Ltd.	2,549,600	31,040,366
Japan Prime Realty Investment Corp.	1,347	5,262,692
Japan Real Estate Investment Corp.	2,130	11,765,053
Japan Retail Fund Investment Corp.	4,236	8,123,836
Japan Tobacco, Inc.	1,780,800	44,294,488
JFE Holdings, Inc.	795,675	14,029,366
JGC Corp.	337,717	4,932,694
JSR Corp.	313,916	5,024,758
JTEKT Corp.	331,800	4,220,757
JX Holdings, Inc.	5,270,100	31,862,482
Kajima Corp.	726,958	10,060,794
Kakaku.com, Inc.	218,900	4,404,419
Kamigumi Co. Ltd.	175,231	3,934,844
Kaneka Corp.	78,411	2,935,707
Kansai Electric Power Co., Inc.	1,139,836	17,110,343
Kansai Paint Co. Ltd.	287,200	5,381,442
Kao Corp.	801,350	59,002,628
Kawasaki Heavy Industries Ltd.	227,694	5,301,460
KDDI Corp.	2,869,600	67,426,152
Keihan Electric Railway Co., Ltd.	156,300	6,526,556
Keihin Electric Express Railway Co. Ltd.	355,430	5,670,473
Keio Corp.	166,482	9,210,298
Keisei Electric Railway Co.	209,800	6,801,427
Keyence Corp.	157,424	85,427,639
Kikkoman Corp.	235,349	13,725,150
Kintetsu Group Holdings Co. Ltd.	277,710	11,571,760
Kirin Holdings Co. Ltd.	1,331,656	31,263,386
Kobayashi Pharmaceutical Co. Ltd.	79,200	5,511,871
Kobe Steel Ltd.	501,000	4,122,222
Koito Manufacturing Co. Ltd.	169,200	9,077,461
Komatsu Ltd.	1,494,845	40,603,211
Konami Holdings Corp.	151,300	6,770,947
Konica Minolta, Inc.	733,400	6,602,958
Kose Corp.	49,100	7,322,935
Kubota Corp.	1,598,364	27,274,202
Kuraray Co. Ltd.	516,986	8,033,857
Kurita Water Industries Ltd.	159,000	4,265,119
Kyocera Corp.	519,404	28,025,807
Kyowa Hakko Kirin Co., Ltd.	419,989	8,609,562
Kyushu Electric Power Co., Inc.	613,670	7,206,291
Kyushu Railway Co.	259,500	8,572,656
Lawson, Inc.	81,116	5,309,359
LINE Corp. (a)(b)	117,900	4,180,018
Lion Corp.	364,000	7,179,633
LIXIL Group Corp.	434,659	5,632,589
M3, Inc.	681,500	11,010,624
Makita Corp.	362,600	14,230,569
Marubeni Corp.	2,531,644	18,901,187
Marui Group Co. Ltd.	308,049	6,640,496
Maruichi Steel Tube Ltd.	92,700	2,752,050
Mazda Motor Corp.	919,300	9,840,133
McDonald's Holdings Co. (Japan) Ltd.	107,400	4,815,804
Mebuki Financial Group, Inc.	1,329,110	4,016,075
Medipal Holdings Corp.	277,800	6,362,860
Meiji Holdings Co. Ltd.	197,658	15,549,363
Minebea Mitsumi, Inc.	622,000	10,093,151
Misumi Group, Inc.	458,900	10,397,664
Mitsubishi Chemical Holdings Corp.	2,071,875	16,948,801
Mitsubishi Corp.	2,188,002	59,020,060
Mitsubishi Electric Corp.	2,954,206	39,110,300
Mitsubishi Estate Co. Ltd.	1,914,123	30,706,233
Mitsubishi Gas Chemical Co., Inc.	262,833	4,315,912
Mitsubishi Heavy Industries Ltd.	491,525	18,692,802
Mitsubishi Materials Corp.	169,493	4,755,629
Mitsubishi Motors Corp. of Japan	1,091,300	6,691,140
Mitsubishi Tanabe Pharma Corp.	411,100	6,312,358
Mitsubishi UFJ Financial Group, Inc.	19,027,530	104,107,408
Mitsubishi UFJ Lease & Finance Co. Ltd.	657,200	3,583,727
Mitsui & Co. Ltd.	2,679,423	41,885,532
Mitsui Chemicals, Inc.	297,936	7,561,588
Mitsui Fudosan Co. Ltd.	1,444,577	34,550,734
Mitsui OSK Lines Ltd.	184,028	4,326,924
Mizuho Financial Group, Inc.	39,047,400	64,766,419
MonotaRO Co. Ltd.	202,700	5,490,926
MS&AD Insurance Group Holdings, Inc.	768,184	23,313,165
Murata Manufacturing Co. Ltd.	291,754	44,711,258
Nabtesco Corp.	180,900	5,003,973
Nagoya Railroad Co. Ltd.	294,400	7,378,479
NEC Corp.	421,554	13,072,018
New Hampshire Foods Ltd.	148,670	5,513,815
Nexon Co. Ltd. (a)	722,000	8,535,647
NGK Insulators Ltd.	425,909	6,314,627
NGK Spark Plug Co. Ltd.	255,200	5,242,712
Nidec Corp.	361,884	48,202,318
Nikon Corp.	519,038	8,138,904
Nintendo Co. Ltd.	183,496	55,808,975
Nippon Building Fund, Inc.	2,171	13,521,535
Nippon Electric Glass Co. Ltd.	138,400	3,718,627
Nippon Express Co. Ltd.	121,354	7,312,350
Nippon Paint Holdings Co. Ltd.	237,200	8,410,607
Nippon Prologis REIT, Inc.	2,852	5,906,754
Nippon Steel & Sumitomo Metal Corp.	1,230,663	22,506,773
Nippon Telegraph & Telephone Corp.	1,120,000	46,201,175
Nippon Yusen KK	246,057	4,176,997
Nissan Chemical Corp.	205,700	11,162,507
Nissan Motor Co. Ltd.	3,757,748	32,949,937
Nisshin Seifun Group, Inc.	321,223	6,749,036
Nissin Food Holdings Co. Ltd.	102,923	6,646,043
Nitori Holdings Co. Ltd.	129,600	17,359,538
Nitto Denko Corp.	267,094	14,595,288
NKSJ Holdings, Inc.	537,903	20,783,531
Nomura Holdings, Inc.	5,602,347	25,218,919
Nomura Real Estate Holdings, Inc.	202,400	3,997,540
Nomura Real Estate Master Fund, Inc.	6,293	8,404,341
Nomura Research Institute Ltd.	182,955	8,034,451
NSK Ltd.	575,476	5,409,267
NTT Data Corp.	1,021,600	11,879,593
NTT DOCOMO, Inc.	2,143,300	49,723,657
Obayashi Corp.	1,051,004	10,480,875
OBIC Co. Ltd.	104,700	9,048,205
Odakyu Electric Railway Co. Ltd.	477,000	10,694,314
Oji Holdings Corp.	1,395,552	8,163,208
Olympus Corp.	471,529	13,271,684
OMRON Corp.	311,560	13,695,850
Ono Pharmaceutical Co. Ltd.	615,500	14,886,625
Oracle Corp. Japan	61,600	3,999,401
Oriental Land Co. Ltd.	323,824	32,221,223
ORIX Corp.	2,144,280	34,747,858
Osaka Gas Co. Ltd.	606,905	11,061,855
Otsuka Corp.	170,300	5,730,925
Otsuka Holdings Co. Ltd.	632,100	30,821,244
Panasonic Corp.	3,574,173	36,881,534
Park24 Co. Ltd.	186,400	5,032,956
Pigeon Corp.	187,100	7,705,524
Pola Orbis Holdings, Inc.	148,600	4,195,595
Rakuten, Inc.	1,393,500	11,220,182
Recruit Holdings Co. Ltd.	1,784,700	49,100,278
Renesas Electronics Corp. (a)	1,351,800	6,371,079
Resona Holdings, Inc.	3,385,200	17,949,627
Ricoh Co. Ltd.	1,084,970	10,532,854
Rinnai Corp.	54,400	3,900,947
ROHM Co. Ltd.	152,944	10,644,035
Ryohin Keikaku Co. Ltd.	38,600	10,388,319
Sankyo Co. Ltd. (Gunma)	71,700	2,867,621
Santen Pharmaceutical Co. Ltd.	592,800	10,146,768
SBI Holdings, Inc. Japan	363,360	8,245,742
Secom Co. Ltd.	339,767	28,752,163
Sega Sammy Holdings, Inc.	279,000	3,937,436
Seibu Holdings, Inc.	360,400	6,660,963
Seiko Epson Corp.	455,000	7,230,939
Sekisui Chemical Co. Ltd.	597,993	9,703,591
Sekisui House Ltd.	1,006,367	15,168,867
Seven & i Holdings Co. Ltd.	1,219,600	53,107,367
Seven Bank Ltd.	958,100	2,970,984
SG Holdings Co. Ltd.	156,700	3,836,227
Sharp Corp. (b)	344,700	5,113,640
Shimadzu Corp.	359,400	8,402,833
Shimamura Co. Ltd.	35,200	2,989,279
SHIMANO, Inc.	120,100	17,541,805
SHIMIZU Corp.	895,216	7,649,734
Shin-Etsu Chemical Co. Ltd.	588,362	52,541,366
Shinsei Bank Ltd.	254,100	3,487,537
Shionogi & Co. Ltd.	445,991	29,498,308
Shiseido Co. Ltd.	615,150	39,147,633
Shizuoka Bank Ltd.	698,674	6,271,848
Showa Denko K.K.	218,100	8,742,061
Showa Shell Sekiyu K.K.	308,000	4,772,691
SMC Corp.	92,671	31,414,175
SoftBank Corp.	1,336,530	112,829,410
Sohgo Security Services Co., Ltd.	116,300	5,471,013
Sony Corp.	2,055,085	108,600,689
Sony Financial Holdings, Inc.	282,600	5,925,102
Stanley Electric Co. Ltd.	214,125	6,234,270
Subaru Corp.	996,000	22,137,233
Sumco Corp.	382,200	5,858,503
Sumitomo Chemical Co. Ltd.	2,409,834	13,077,195
Sumitomo Corp.	1,822,242	27,988,186
Sumitomo Electric Industries Ltd.	1,220,406	17,121,055
Sumitomo Heavy Industries Ltd.	177,864	5,899,290
Sumitomo Metal Mining Co. Ltd.	376,532	10,962,765
Sumitomo Mitsui Financial Group, Inc.	2,152,100	79,229,178
Sumitomo Mitsui Trust Holdings, Inc.	536,972	21,532,807
Sumitomo Realty & Development Co. Ltd.	578,000	21,426,455
Sumitomo Rubber Industries Ltd.	274,900	3,673,729
Sundrug Co. Ltd.	117,400	3,961,080
Suntory Beverage & Food Ltd.	225,000	9,434,876
Suzuken Co. Ltd.	117,416	6,319,973
Suzuki Motor Corp.	556,500	27,723,274
Sysmex Corp.	270,700	14,425,092
T&D Holdings, Inc.	901,000	12,802,828
Taiheiyo Cement Corp.	196,000	6,630,313
Taisei Corp.	345,318	15,179,816
Taisho Pharmaceutical Holdings Co. Ltd.	58,557	6,767,985
Taiyo Nippon Sanso Corp.	211,500	3,562,419
Takashimaya Co. Ltd.	232,100	3,373,695
Takeda Pharmaceutical Co. Ltd. (b)	1,157,942	43,591,391
TDK Corp.	209,725	16,535,601
Teijin Ltd.	290,668	5,018,802
Temp Holdings Co., Ltd.	285,000	5,337,709
Terumo Corp.	491,824	28,963,956
THK Co. Ltd.	193,300	4,429,135
Tobu Railway Co. Ltd.	309,159	8,851,401
Toho Co. Ltd.	182,654	6,355,841
Toho Gas Co. Ltd.	120,100	4,856,266
Tohoku Electric Power Co., Inc.	691,590	9,041,268
Tokio Marine Holdings, Inc.	1,089,800	53,810,765
Tokyo Century Corp.	69,700	3,327,965
Tokyo Electric Power Co., Inc. (a)	2,341,318	14,211,057
Tokyo Electron Ltd.	254,018	35,524,255
Tokyo Gas Co. Ltd.	621,779	16,018,964
Tokyu Corp.	809,077	14,083,920
Tokyu Fudosan Holdings Corp.	985,300	5,529,103
Toppan Printing Co. Ltd.	392,706	6,323,980
Toray Industries, Inc.	2,244,483	17,632,167
Toshiba Corp.	1,055,688	32,735,953
Tosoh Corp.	423,900	5,974,893
Toto Ltd.	229,192	8,873,707
Toyo Seikan Group Holdings Ltd.	244,400	5,565,555
Toyo Suisan Kaisha Ltd.	143,000	4,900,410
Toyoda Gosei Co. Ltd.	105,700	2,034,573
Toyota Industries Corp.	237,186	12,160,706
Toyota Motor Corp.	3,697,963	223,547,013
Toyota Tsusho Corp.	343,800	11,872,405
Trend Micro, Inc.	193,100	11,074,140
Tsuruha Holdings, Inc.	60,100	5,929,789
Unicharm Corp.	653,240	20,452,054
United Urban Investment Corp.	4,703	7,486,518
USS Co. Ltd.	356,700	6,328,624
Welcia Holdings Co. Ltd.	76,300	3,864,908
West Japan Railway Co.	264,900	18,456,540
Yahoo! Japan Corp.	4,612,600	13,206,140
Yakult Honsha Co. Ltd.	193,866	14,602,073
Yamada Denki Co. Ltd. (b)	1,018,150	4,924,145
Yamaguchi Financial Group, Inc.	325,400	3,371,100
Yamaha Corp.	220,543	9,500,553
Yamaha Motor Co. Ltd.	453,000	9,318,196
Yamato Holdings Co. Ltd.	499,232	13,187,219
Yamazaki Baking Co. Ltd.	195,900	4,112,494
Yaskawa Electric Corp.	388,500	12,115,491
Yokogawa Electric Corp.	370,200	6,802,953
Yokohama Rubber Co. Ltd.	194,200	4,064,830
Zozo, Inc.	328,600	7,309,298

TOTAL JAPAN		5,298,878,610

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,075,332	24,365,928
Aroundtown SA	1,251,752	10,706,254
Eurofins Scientific SA	18,566	8,050,112
Millicom International Cellular SA (depository receipt)	106,219	6,253,907
RTL Group SA (b)	62,388	3,732,767
SES SA (France) (depositary receipt)	589,788	12,786,436
Tenaris SA	764,519	9,259,820

TOTAL LUXEMBOURG		75,155,224

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	66
Mauritius - 0.0%
Golden Agri-Resources Ltd.	10,122,580	1,807,735
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit (c)	4,287,000	4,109,471
HKT Trust/HKT Ltd. unit	6,125,760	8,862,935

TOTAL MULTI-NATIONAL		12,972,406

Netherlands - 4.3%
ABN AMRO Group NV GDR	684,610	17,454,058
AEGON NV	2,892,015	16,102,607
AerCap Holdings NV (a)	204,183	10,795,155
Airbus Group NV	942,553	101,083,366
Akzo Nobel NV	408,869	34,299,452
ASML Holding NV (Netherlands)	663,565	113,422,010
CNH Industrial NV	1,645,978	16,025,341
EXOR NV	175,515	10,312,558
Ferrari NV	198,509	21,695,631
Fiat Chrysler Automobiles NV	1,757,304	28,990,176
Heineken Holding NV	186,524	16,460,220
Heineken NV (Bearer)	419,663	38,397,621
ING Groep NV (Certificaten Van Aandelen)	6,300,081	76,304,758
Koninklijke Ahold Delhaize NV	2,018,402	51,881,672
Koninklijke DSM NV	293,599	26,005,680
Koninklijke KPN NV	5,441,762	16,142,936
Koninklijke Philips Electronics NV	1,538,752	58,349,298
NN Group NV	493,019	20,969,576
NXP Semiconductors NV	557,450	46,474,607
QIAGEN NV (Germany) (a)	366,728	12,891,115
Randstad NV	192,865	9,384,359
STMicroelectronics NV (France)	1,105,321	16,371,924
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	223,866	38,482,132
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,498,694	138,663,302
Vopak NV	114,356	4,997,250
Wolters Kluwer NV	470,011	28,371,543

TOTAL NETHERLANDS		970,328,347

New Zealand - 0.2%
Auckland International Airport Ltd.	1,564,633	7,743,807
Fisher & Paykel Healthcare Corp.	927,328	8,478,022
Fletcher Building Ltd. (a)	1,369,911	4,482,382
Meridian Energy Ltd.	2,061,963	4,684,485
Ryman Healthcare Group Ltd.	650,618	5,183,451
Spark New Zealand Ltd.	2,973,572	8,646,261
The a2 Milk Co. Ltd. (a)	1,189,477	8,462,641

TOTAL NEW ZEALAND		47,681,049

Norway - 0.7%
Aker Bp ASA	174,859	4,955,951
DNB ASA	1,561,774	26,802,290
Equinor ASA	1,892,240	44,142,029
Gjensidige Forsikring ASA	325,596	5,080,068
Marine Harvest ASA	674,657	15,785,444
Norsk Hydro ASA	2,177,708	10,290,648
Orkla ASA	1,320,337	10,906,988
Schibsted ASA (B Shares)	157,902	5,291,049
Telenor ASA	1,199,480	23,267,157
Yara International ASA	287,541	11,552,023

TOTAL NORWAY		158,073,647

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	2,220,081	11,861,624
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	29
Energias de Portugal SA	4,142,616	14,477,584
Galp Energia SGPS SA Class B	811,073	13,327,902
Jeronimo Martins SGPS SA	410,649	4,900,001

TOTAL PORTUGAL		32,705,516

Singapore - 1.2%
Ascendas Real Estate Investment Trust	4,281,883	8,021,313
CapitaCommercial Trust (REIT)	4,210,053	5,339,669
CapitaLand Ltd.	4,158,037	9,456,284
CapitaMall Trust	4,043,300	6,631,260
City Developments Ltd.	665,500	4,089,340
ComfortDelgro Corp. Ltd.	3,517,384	5,384,143
DBS Group Holdings Ltd.	2,906,208	51,646,148
Jardine Cycle & Carriage Ltd.	161,430	4,141,946
Keppel Corp. Ltd.	2,356,400	10,408,764
Oversea-Chinese Banking Corp. Ltd.	5,093,337	41,804,049
Sembcorp Industries Ltd.	1,586,230	3,017,757
Singapore Airlines Ltd.	879,325	6,095,474
Singapore Airport Terminal Service Ltd.	1,083,200	3,782,002
Singapore Exchange Ltd.	1,303,400	6,954,507
Singapore Press Holdings Ltd.	2,571,021	4,947,515
Singapore Technologies Engineering Ltd.	2,539,261	6,570,724
Singapore Telecommunications Ltd.	13,221,527	29,683,142
Suntec (REIT)	3,425,700	4,394,804
United Overseas Bank Ltd.	2,177,060	39,910,386
UOL Group Ltd.	819,750	3,650,902
Venture Corp. Ltd.	444,100	4,826,541
Wilmar International Ltd.	3,113,500	6,899,220
Yangzijiang Shipbuilding Holdings Ltd.	3,820,900	3,453,543

TOTAL SINGAPORE		271,109,433

South Africa - 0.0%
Old Mutual Ltd.	2	3
Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	412,817	15,868,793
Aena Sme SA	109,263	17,342,269
Amadeus IT Holding SA Class A	710,446	50,879,760
Banco Bilbao Vizcaya Argentaria SA	10,794,694	61,327,385
Banco de Sabadell SA	9,107,781	11,620,406
Banco Santander SA (Spain)	26,336,082	125,107,684
Bankia SA	2,002,922	6,614,321
Bankinter SA	1,090,952	9,114,793
CaixaBank SA (b)	5,809,686	23,998,836
Enagas SA	367,057	10,085,283
Endesa SA	514,339	11,459,333
Ferrovial SA	797,584	16,406,508
Gas Natural SDG SA	567,057	14,026,940
Grifols SA	482,960	13,537,753
Iberdrola SA	9,840,344	73,414,271
Inditex SA	1,765,942	54,276,041
International Consolidated Airlines Group SA	249,051	1,990,572
International Consolidated Airlines Group SA CDI	728,283	5,805,659
MAPFRE SA (Reg.)	1,728,992	4,942,414
Red Electrica Corporacion SA	700,732	15,125,365
Repsol SA	2,196,276	37,833,807
Siemens Gamesa Renewable Energy SA (a)(b)	388,356	5,473,740
Telefonica SA	7,565,640	68,063,555

TOTAL SPAIN		654,315,488

Sweden - 2.3%
Alfa Laval AB	475,357	10,223,910
ASSA ABLOY AB (B Shares)	1,622,771	30,213,772
Atlas Copco AB:
(A Shares)	1,088,396	26,781,158
(B Shares)	630,558	14,251,131
Boliden AB	442,738	9,916,273
Electrolux AB (B Shares)	389,676	8,851,944
Epiroc AB:
Class A (a)	1,068,229	8,745,405
Class B (a)	629,167	5,056,198
Essity AB Class B	981,729	25,148,067
H&M Hennes & Mauritz AB (B Shares) (b)	1,418,835	26,148,904
Hexagon AB (B Shares)	418,423	20,834,626
Husqvarna AB (B Shares)	680,734	5,359,939
ICA Gruppen AB (b)	130,638	4,738,393
Industrivarden AB (C Shares)	268,167	5,498,165
Investor AB (B Shares)	737,344	32,292,438
Kinnevik AB (B Shares)	391,543	9,930,883
Lundbergfoeretagen AB	123,973	3,704,081
Lundin Petroleum AB	302,992	7,971,153
Sandvik AB	1,827,931	27,106,785
Securitas AB (B Shares)	506,903	8,535,942
Skandinaviska Enskilda Banken AB (A Shares)	2,634,778	27,437,012
Skanska AB (B Shares)	550,650	8,652,626
SKF AB (B Shares)	613,844	9,689,452
Svenska Handelsbanken AB (A Shares)	2,472,047	27,257,444
Swedbank AB (A Shares)	1,466,155	34,062,358
Swedish Match Co. AB	284,853	11,120,458
Tele2 AB (B Shares)	808,463	10,110,616
Telefonaktiebolaget LM Ericsson (B Shares)	4,973,928	41,746,162
TeliaSonera AB	4,556,923	21,018,514
Volvo AB (B Shares)	2,536,247	35,270,344

TOTAL SWEDEN		517,674,153

Switzerland - 8.3%
ABB Ltd. (Reg.)	2,983,115	60,482,163
Adecco SA (Reg.)	259,882	12,850,379
Baloise Holdings AG	78,942	11,599,705
Barry Callebaut AG	3,563	6,030,762
Clariant AG (Reg.)	323,999	6,413,173
Coca-Cola HBC AG	327,831	9,750,020
Compagnie Financiere Richemont SA Series A	845,100	54,915,140
Credit Suisse Group AG	4,137,951	48,926,118
Dufry AG (b)	52,763	5,603,478
Ems-Chemie Holding AG	13,270	7,126,125
Galenica AG	73,637	9,077,020
Geberit AG (Reg.)	59,963	23,359,791
Givaudan SA	14,947	36,804,584
Julius Baer Group Ltd.	362,231	14,610,556
Kuehne & Nagel International AG	87,463	12,300,237
Lafargeholcim Ltd. (Reg.)	786,141	35,244,738
Lindt & Spruengli AG	165	13,262,099
Lindt & Spruengli AG (participation certificate)	1,733	11,830,299
Lonza Group AG	120,558	38,965,195
Nestle SA (Reg. S)	4,959,037	423,070,309
Novartis AG	3,510,085	320,475,760
Pargesa Holding SA	61,964	4,288,885
Partners Group Holding AG	28,088	18,401,077
Roche Holding AG (participation certificate)	1,137,459	295,266,355
Schindler Holding AG:
(participation certificate)	65,802	13,172,914
(Reg.)	32,696	6,198,511
SGS SA (Reg.)	8,651	20,487,729
Sika AG	209,706	25,965,299
Sonova Holding AG Class B	89,899	14,518,997
Straumann Holding AG	16,708	10,218,295
Swatch Group AG (Bearer)	49,720	14,795,812
Swatch Group AG (Bearer) (Reg.)	91,379	5,346,181
Swiss Life Holding AG	55,389	21,727,590
Swiss Prime Site AG	122,960	10,141,538
Swiss Re Ltd.	493,342	45,065,203
Swisscom AG	41,927	20,114,720
Temenos Group AG	97,771	12,105,773
UBS Group AG	6,240,612	84,297,141
Zurich Insurance Group AG	245,019	77,015,768

TOTAL SWITZERLAND		1,861,825,439

United Kingdom - 15.1%
3i Group PLC	1,574,667	16,726,346
Admiral Group PLC	325,865	8,653,466
Anglo American PLC (United Kingdom)	1,705,743	34,042,031
Antofagasta PLC	639,081	6,518,049
Ashtead Group PLC	787,095	17,641,993
Associated British Foods PLC	576,745	17,814,396
AstraZeneca PLC (United Kingdom)	2,050,921	159,703,459
Auto Trader Group PLC (c)	1,535,740	8,605,617
Aviva PLC	6,391,010	33,223,053
Babcock International Group PLC	413,123	2,990,077
BAE Systems PLC	5,169,612	32,498,030
Barclays PLC	27,702,350	57,523,109
Barratt Developments PLC	1,641,358	9,666,915
Berkeley Group Holdings PLC	203,569	8,368,173
BHP Billiton PLC	3,419,538	65,844,122
BP PLC	32,343,777	215,102,287
British American Tobacco PLC (United Kingdom)	3,713,540	130,017,766
British Land Co. PLC	1,503,891	10,819,617
BT Group PLC	13,653,873	45,691,497
Bunzl PLC	544,485	16,762,450
Burberry Group PLC	668,255	15,127,323
Carnival PLC	287,952	16,807,447
Centrica PLC	9,351,475	16,414,451
Coca-Cola European Partners PLC	354,151	17,190,490
Compass Group PLC	2,564,142	54,842,603
ConvaTec Group PLC (c)	2,208,840	4,276,807
Croda International PLC	213,009	13,234,767
Diageo PLC	3,985,126	143,916,794
Direct Line Insurance Group PLC	2,224,759	9,298,469
easyJet PLC	256,473	3,635,769
Fresnillo PLC	355,554	3,413,389
G4S PLC (United Kingdom)	2,532,094	6,257,837
GlaxoSmithKline PLC	8,030,265	166,466,886
Hammerson PLC	1,270,493	6,249,053
Hargreaves Lansdown PLC	460,657	11,161,656
HSBC Holdings PLC (United Kingdom)	32,612,039	277,382,505
Imperial Tobacco Group PLC	1,544,161	47,420,296
Informa PLC	2,026,437	17,848,079
InterContinental Hotel Group PLC	293,231	15,693,283
Intertek Group PLC	261,282	15,638,125
Investec PLC	1,101,327	6,684,232
ITV PLC	5,865,186	10,851,832
J Sainsbury PLC	2,845,642	11,059,481
John Wood Group PLC	1,097,207	8,878,037
Johnson Matthey PLC	313,186	11,669,019
Kingfisher PLC	3,458,895	11,017,243
Land Securities Group PLC	1,199,940	12,434,019
Legal & General Group PLC	9,647,651	30,106,829
Lloyds Banking Group PLC	115,219,087	81,551,042
London Stock Exchange Group PLC	506,956	26,052,724
Marks & Spencer Group PLC	2,626,848	9,797,433
Meggitt PLC	1,256,251	8,295,231
Melrose Industries PLC	7,864,395	17,697,449
Merlin Entertainments PLC (c)	1,165,424	4,991,225
Micro Focus International PLC	705,782	13,860,538
Mondi PLC	594,509	12,950,370
National Grid PLC	5,502,136	58,395,425
Next PLC	226,417	14,139,966
NMC Health PLC	168,932	7,099,328
Pearson PLC	1,264,660	15,572,514
Persimmon PLC	506,706	12,267,732
Prudential PLC	4,196,212	82,723,529
Reckitt Benckiser Group PLC	1,087,252	90,504,621
RELX PLC	1,500,478	31,238,930
RELX PLC	1,700,355	35,371,008
Rio Tinto PLC	1,900,017	86,834,847
Rolls-Royce Holdings PLC	2,723,860	29,565,093
Royal Bank of Scotland Group PLC	7,801,437	21,663,350
Royal Dutch Shell PLC:
Class A (United Kingdom)	7,440,317	225,427,248
Class B (United Kingdom)	6,063,408	185,681,057
Royal Mail PLC	1,462,614	5,960,227
RSA Insurance Group PLC	1,661,676	11,488,962
Sage Group PLC	1,756,302	13,011,545
Schroders PLC	202,213	6,511,319
Scottish & Southern Energy PLC	1,643,507	23,041,357
Segro PLC	1,636,747	12,580,489
Severn Trent PLC	383,714	8,947,740
Smith & Nephew PLC	1,417,214	25,864,874
Smiths Group PLC	640,689	11,343,850
St. James's Place Capital PLC	856,512	10,974,132
Standard Chartered PLC (United Kingdom)	4,547,034	35,308,990
Standard Life PLC	3,779,856	12,782,942
Taylor Wimpey PLC	5,305,129	9,058,481
Tesco PLC	15,848,066	40,004,157
The Weir Group PLC	398,990	7,494,008
Unilever PLC	1,831,208	99,240,888
United Utilities Group PLC	1,103,945	10,696,561
Vodafone Group PLC	43,167,324	93,269,119
Vodafone Group PLC sponsored ADR	8,775	188,575
Whitbread PLC	297,273	17,417,229
WM Morrison Supermarkets PLC	3,635,771	11,007,726

TOTAL UNITED KINGDOM		3,401,063,005

TOTAL COMMON STOCKS
(Cost $21,599,443,554)		21,205,034,308

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	320,692	38,811,467
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	89,995	6,530,722
Fuchs Petrolub AG	112,389	4,651,733
Henkel AG & Co. KGaA	288,146	33,240,808
Porsche Automobil Holding SE (Germany)	247,884	15,929,938
Sartorius AG (non-vtg.)	57,579	7,307,259
Volkswagen AG	300,436	50,644,404

TOTAL GERMANY		118,304,864

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	9,916,416	5,589,395
United Kingdom - 0.0%
Rolls-Royce Holdings PLC Series C (a)	121,734,768	155,121
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $149,566,253)		162,860,847
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.18% to 2.22% 12/11/18 to 12/26/18(e)
(Cost $29,963,158)	30,000,000	29,966,180
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.27% (f)	1,024,652,023	1,024,856,953
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	140,424,465	140,438,507
TOTAL MONEY MARKET FUNDS
(Cost $1,165,306,215)		1,165,295,460
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $22,944,279,180)		22,563,156,795
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(56,751,464)
NET ASSETS - 100%		$22,506,405,331

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	12,445	Dec. 2018	$1,130,192,675	$(13,685,640)	$(13,685,640)

The notional amount of futures purchased as a percentage of Net Assets is 5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
JPY	340,000,000	USD	3,053,830	Goldman Sachs Bank USA	12/13/18	$(55,643)
JPY	180,000,000	USD	1,605,509	Goldman Sachs Bank USA	12/13/18	(18,233)
JPY	530,000,000	USD	4,681,971	Goldman Sachs Bank USA	12/13/18	(8,326)
JPY	280,000,000	USD	2,456,504	Goldman Sachs Bank USA	12/13/18	12,591
JPY	310,000,000	USD	2,748,460	Goldman, Sachs And Co.	12/13/18	(14,819)
USD	14,675,419	JPY	1,640,000,000	Goldman Sachs Bank USA	12/13/18	213,574
AUD	1,400,000	USD	1,006,618	Goldman Sachs Bank USA	12/20/18	16,933
AUD	2,200,000	USD	1,590,169	Goldman Sachs Bank USA	12/20/18	18,269
AUD	700,000	USD	497,063	Goldman Sachs Bank USA	12/20/18	14,713
AUD	1,200,000	USD	870,714	Goldman, Sachs And Co.	12/20/18	6,616
USD	3,910,572	AUD	5,500,000	Goldman Sachs Bank USA	12/20/18	(110,523)
EUR	3,000,000	USD	3,537,417	Goldman Sachs Bank USA	12/21/18	(134,844)
EUR	1,400,000	USD	1,649,859	Goldman Sachs Bank USA	12/21/18	(61,992)
EUR	4,700,000	USD	5,476,929	Goldman Sachs Bank USA	12/21/18	(146,231)
EUR	2,000,000	USD	2,308,402	Goldman Sachs Bank USA	12/21/18	(40,020)
EUR	2,800,000	USD	3,315,080	Goldman, Sachs And Co.	12/21/18	(139,345)
GBP	1,700,000	USD	2,238,982	Goldman Sachs Bank USA	12/21/18	(70,281)
GBP	800,000	USD	1,054,746	Goldman Sachs Bank USA	12/21/18	(34,181)
GBP	2,500,000	USD	3,269,248	Goldman Sachs Bank USA	12/21/18	(79,982)
GBP	1,300,000	USD	1,688,093	Goldman Sachs Bank USA	12/21/18	(29,675)
GBP	1,500,000	USD	1,973,843	Goldman, Sachs And Co.	12/21/18	(60,283)
SEK	6,600,000	USD	745,698	Goldman Sachs Bank USA	12/21/18	(19,292)
SEK	6,600,000	USD	756,982	Goldman, Sachs And Co.	12/21/18	(30,576)
USD	16,155,595	EUR	13,900,000	Goldman Sachs Bank USA	12/21/18	390,340
USD	10,259,964	GBP	7,800,000	Goldman Sachs Bank USA	12/21/18	309,455
USD	1,476,157	SEK	13,200,000	Goldman Sachs Bank USA	12/21/18	23,346
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(48,409)
					Unrealized Appreciation	1,005,837
					Unrealized Depreciation	(1,054,246)

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,898,195 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,966,180.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,311,784
Fidelity Securities Lending Cash Central Fund	2,454,934
Total	$5,766,718

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,199,325,645	$376,865,023	$822,460,622	$--
Consumer Discretionary	2,339,593,926	1,591,303,229	748,290,697	--
Consumer Staples	2,444,226,398	1,209,496,863	1,234,729,535	--
Energy	1,244,657,753	288,982,131	955,675,622	--
Financials	4,231,100,389	2,345,713,820	1,885,386,474	95
Health Care	2,506,009,268	780,435,888	1,725,573,380	--
Industrials	3,056,502,647	2,097,607,380	958,895,267	--
Information Technology	1,285,685,766	755,786,425	529,899,341	--
Materials	1,552,741,855	962,145,481	590,596,374	--
Real Estate	770,851,319	733,964,457	36,886,862	--
Utilities	737,200,189	560,797,351	176,402,838	--
Government Obligations	29,966,180	--	29,966,180	--
Money Market Funds	1,165,295,460	1,165,295,460	--	--
Total Investments in Securities:	$22,563,156,795	$12,868,393,508	$9,694,763,192	$95
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,005,837	$--	$1,005,837	$--
Total Assets	$1,005,837	$--	$1,005,837	$--
Liabilities
Forward Foreign Currency Contracts	$(1,054,246)	$--	$(1,054,246)	$--
Futures Contracts	(13,685,640)	(13,685,640)	--	--
Total Liabilities	$(14,739,886)	$(13,685,640)	$(1,054,246)	$--
Total Derivative Instruments:	$(13,734,049)	$(13,685,640)	$(48,409)	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$11,271,969,235

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Market Index Fund

November 30, 2018

STI-QTLY-0119
1.810711.114

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.8%
Alaska Communication Systems Group, Inc. (a)	135,810	$203,715
AT&T, Inc.	14,443,320	451,209,317
Atlantic Tele-Network, Inc.	24,086	2,036,712
Bandwidth, Inc. (a)	11,272	525,952
CenturyLink, Inc.	1,877,755	35,301,794
Cincinnati Bell, Inc. (a)	118,793	1,475,409
Cogent Communications Group, Inc.	86,186	4,179,159
Consolidated Communications Holdings, Inc. (b)	155,965	2,146,078
Frontier Communications Corp. (b)	199,138	710,923
Globalstar, Inc. (a)(b)	800,187	310,072
GlowPoint, Inc. (a)	18,770	3,033
IDT Corp. Class B	44,765	375,578
Iridium Communications, Inc. (a)(b)	196,243	4,686,283
Ooma, Inc. (a)	37,459	559,637
ORBCOMM, Inc. (a)	147,877	1,401,874
Pareteum Corp. (a)(b)	88,901	165,356
PDVWireless, Inc. (a)	18,833	818,106
Verizon Communications, Inc.	8,217,050	495,488,115
Vonage Holdings Corp. (a)	448,277	4,747,253
WideOpenWest, Inc. (a)(b)	53,595	500,577
Windstream Holdings, Inc. (a)(b)	76,326	229,741
Zayo Group Holdings, Inc. (a)	415,170	10,927,274
		1,018,001,958
Entertainment - 1.8%
Activision Blizzard, Inc.	1,520,975	75,866,233
AMC Entertainment Holdings, Inc. Class A	98,115	1,339,270
Ballantyne of Omaha, Inc. (a)	17,964	42,215
Cinedigm Corp. (a)	5,614	4,334
Cinemark Holdings, Inc.	208,843	8,013,306
Electronic Arts, Inc. (a)	608,875	51,188,121
Global Eagle Entertainment, Inc. (a)(b)	104,573	257,250
Glu Mobile, Inc. (a)	218,018	1,615,513
Lions Gate Entertainment Corp.:
Class A (b)	119,188	2,313,439
Class B	201,823	3,638,869
Live Nation Entertainment, Inc. (a)	273,857	15,248,358
Marcus Corp.	38,691	1,642,820
Netflix, Inc. (a)	867,570	248,237,804
Pandora Media, Inc. (a)(b)	532,014	4,623,202
Reading International, Inc. Class A (a)	23,938	365,533
Rosetta Stone, Inc. (a)	47,477	793,341
Take-Two Interactive Software, Inc. (a)	224,669	24,639,449
The Madison Square Garden Co. (a)	34,598	9,342,152
The Walt Disney Co.	2,954,860	341,256,781
Twenty-First Century Fox, Inc.:
Class A	2,013,726	99,619,025
Class B	1,035,744	50,782,528
Viacom, Inc. Class B (non-vtg.)	721,072	22,252,282
World Wrestling Entertainment, Inc. Class A (b)	83,896	6,204,948
Zynga, Inc. (a)	1,574,179	5,698,528
		974,985,301
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (a)	586,947	651,305,739
Class C (a)	620,537	679,134,309
Autoweb, Inc. (a)	9,434	18,868
Care.com, Inc. (a)	56,427	1,011,172
DHI Group, Inc. (a)	141,360	250,207
Facebook, Inc. Class A (a)	4,800,323	674,973,417
IAC/InterActiveCorp (a)	153,588	27,332,520
Liberty TripAdvisor Holdings, Inc. (a)	155,493	2,959,032
Match Group, Inc.	104,887	4,223,799
MeetMe, Inc. (a)	171,025	689,231
QuinStreet, Inc. (a)	78,551	1,267,813
Snap, Inc. Class A (a)(b)	1,375,050	8,951,576
Travelzoo, Inc. (a)	5,383	48,555
TripAdvisor, Inc. (a)(b)	202,186	12,952,035
TrueCar, Inc. (a)	174,422	1,815,733
Twitter, Inc. (a)	1,424,559	44,802,381
Yelp, Inc. (a)(b)	154,693	5,208,513
Zillow Group, Inc.:
Class A (a)(b)	91,547	3,316,748
Class C (a)(b)	234,047	8,554,418
		2,128,816,066
Media - 1.5%
A.H. Belo Corp. Class A	22,177	100,240
AMC Networks, Inc. Class A (a)(b)	89,247	5,342,325
Cable One, Inc.	9,718	8,739,300
CBS Corp. Class B	690,080	37,388,534
Central European Media Enterprises Ltd. Class A (a)	124,885	409,623
Charter Communications, Inc. Class A (a)	356,064	117,216,269
Clear Channel Outdoor Holding, Inc. Class A	77,307	395,039
Comcast Corp. Class A	9,102,032	355,070,268
comScore, Inc. (a)	110,310	1,740,692
Daily Journal Corp. (a)(b)	644	151,984
Discovery Communications, Inc.:
Class A (a)(b)	369,769	11,359,304
Class C (non-vtg.) (a)	650,073	18,156,539
DISH Network Corp. Class A (a)	450,203	14,748,650
E.W. Scripps Co. Class A	124,181	2,189,311
Emerald Expositions Events, Inc.	58,843	688,463
Emmis Communications Corp. Class A (a)	1,993	7,534
Entercom Communications Corp. Class A	247,567	1,616,613
Entravision Communication Corp. Class A	112,796	364,331
Fluent, Inc. (a)(b)	74,077	262,233
Gannett Co., Inc.	225,017	2,333,426
GCI Liberty, Inc. (a)	199,273	9,539,199
Gray Television, Inc. (a)	155,347	2,872,366
Harte-Hanks, Inc. (a)	4,548	14,781
Hemisphere Media Group, Inc. (a)	12,793	177,439
Insignia Systems, Inc. (a)	5,038	8,615
Interpublic Group of Companies, Inc.	770,972	18,117,842
John Wiley & Sons, Inc. Class A	98,978	5,472,494
Lee Enterprises, Inc. (a)(b)	85,702	191,972
Liberty Broadband Corp.:
Class A (a)	33,012	2,810,312
Class C (a)	329,312	27,942,123
Liberty Global PLC:
Class A (a)	411,278	10,212,033
Class C (a)	1,190,109	28,907,748
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	356,968
Liberty Braves Class C (a)	76,194	1,904,850
Liberty Formula One Group Series C (a)	410,709	12,247,342
Liberty Media Class A (a)	46,551	1,341,600
Liberty SiriusXM Series A (a)	131,422	5,229,281
Liberty SiriusXM Series C (a)	367,152	14,730,138
Loral Space & Communications Ltd. (a)	24,624	1,046,766
Marchex, Inc. Class B	28,685	88,350
Meredith Corp. (b)	81,791	4,683,353
MSG Network, Inc. Class A (a)(b)	135,009	3,615,541
National CineMedia, Inc.	132,714	917,054
New Media Investment Group, Inc.	117,331	1,548,769
News Corp.:
Class A	885,750	11,497,035
Class B	150,998	2,023,373
Nexstar Broadcasting Group, Inc. Class A	90,705	7,495,861
Omnicom Group, Inc. (b)	446,872	34,395,738
Saga Communications, Inc. Class A	3,882	144,022
Salem Communications Corp. Class A	10,842	30,683
Scholastic Corp.	57,477	2,656,012
Sinclair Broadcast Group, Inc. Class A	148,725	4,677,401
Sirius XM Holdings, Inc. (b)	2,566,686	15,990,454
TechTarget, Inc. (a)	52,501	755,489
Tegna, Inc.	427,717	5,684,359
The McClatchy Co. Class A (a)(b)	6,072	38,800
The New York Times Co. Class A	281,543	7,553,799
Townsquare Media, Inc.	1,285	7,967
Tribune Media Co. Class A	156,909	6,317,156
tronc, Inc. (a)	51,781	755,485
Urban One, Inc.:
Class A (a)(b)	7,797	17,621
Class D (non-vtg.) (a)	32,336	70,169
		832,369,038
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (a)(b)	9,732	118,341
Boingo Wireless, Inc. (a)	90,549	2,267,347
Gogo, Inc. (a)	109,584	463,540
NII Holdings, Inc. (a)(b)	192,173	1,039,656
Shenandoah Telecommunications Co.	92,579	4,625,247
Spok Holdings, Inc.	43,148	628,666
Sprint Corp. (a)(b)	1,129,428	7,092,808
T-Mobile U.S., Inc. (a)	622,943	42,640,448
Telephone & Data Systems, Inc.	180,409	6,446,014
U.S. Cellular Corp. (a)	32,048	1,790,201
		67,112,268

TOTAL COMMUNICATION SERVICES		5,021,284,631

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.3%
Adient PLC (b)	175,680	4,160,102
American Axle & Manufacturing Holdings, Inc. (a)	222,655	2,772,055
Aptiv PLC	528,576	38,004,614
Autoliv, Inc. (b)	171,007	14,691,211
BorgWarner, Inc.	414,242	16,395,698
CDTi Advanced Materials, Inc. (a)	1,695	1,170
Cooper Tire & Rubber Co.	104,300	3,567,060
Cooper-Standard Holding, Inc. (a)	32,523	2,378,082
Dana Holding Corp.	286,649	4,159,277
Delphi Technologies PLC	171,828	2,936,541
Dorman Products, Inc. (a)(b)	61,275	5,383,622
Fox Factory Holding Corp. (a)	74,423	4,741,489
Garrett Motion, Inc. (a)(b)	144,574	1,662,601
Gentex Corp.	528,152	11,893,983
Gentherm, Inc. (a)	78,354	3,637,976
Hertz Global Holdings, Inc. (a)(b)	107,578	2,012,784
Horizon Global Corp. (a)(b)	41,718	83,436
LCI Industries	49,871	3,859,018
Lear Corp.	131,192	17,874,910
Modine Manufacturing Co. (a)	104,985	1,370,054
Motorcar Parts of America, Inc. (a)(b)	39,668	712,041
Shiloh Industries, Inc. (a)	23,634	188,363
Standard Motor Products, Inc.	45,495	2,396,222
Stoneridge, Inc. (a)	60,173	1,609,628
Strattec Security Corp.	4,334	132,360
Superior Industries International, Inc.	39,790	292,854
Sypris Solutions, Inc. (a)	16,848	18,533
Tenneco, Inc.	102,394	3,455,798
The Goodyear Tire & Rubber Co.	462,440	10,710,110
Tower International, Inc.	41,758	1,174,235
UQM Technologies, Inc. (a)(b)	38,648	43,286
Veoneer, Inc. (a)(b)	173,291	5,588,635
Visteon Corp. (a)	57,388	4,236,382
VOXX International Corp. (a)	39,260	197,085
Workhorse Group, Inc. (a)(b)	43,808	31,095
		172,372,310
Automobiles - 0.5%
Ford Motor Co.	7,790,716	73,310,638
General Motors Co.	2,613,977	99,200,427
Harley-Davidson, Inc.	326,575	13,810,857
REV Group, Inc. (b)	55,706	679,613
Tesla, Inc. (a)(b)	268,551	94,121,754
Thor Industries, Inc.	100,155	6,791,511
Winnebago Industries, Inc.	53,916	1,349,517
		289,264,317
Distributors - 0.1%
Core-Mark Holding Co., Inc.	91,667	2,409,009
Educational Development Corp.	5,732	55,887
Genuine Parts Co.	291,071	30,186,973
LKQ Corp. (a)	627,293	17,463,837
Pool Corp.	79,418	12,906,219
Weyco Group, Inc.	6,395	211,802
		63,233,727
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	121,167	6,996,183
American Public Education, Inc. (a)	34,036	1,076,899
Ascent Capital Group, Inc. (a)	16,905	16,736
Bridgepoint Education, Inc. (a)	52,176	417,408
Bright Horizons Family Solutions, Inc. (a)	119,363	14,524,090
Cambium Learning Group, Inc. (a)	26,588	384,994
Career Education Corp. (a)	134,822	1,818,749
Carriage Services, Inc.	33,842	576,668
Chegg, Inc. (a)	206,687	5,776,902
Collectors Universe, Inc.	6,416	85,589
Frontdoor, Inc. (a)	131,785	3,069,273
Graham Holdings Co.	8,988	5,922,732
Grand Canyon Education, Inc. (a)	93,948	11,495,477
H&R Block, Inc.	401,847	10,853,887
Houghton Mifflin Harcourt Co. (a)	207,270	2,062,337
K12, Inc. (a)	75,246	1,795,370
Laureate Education, Inc. Class A (a)	118,560	1,748,760
Lincoln Educational Services Corp. (a)	15,671	37,140
National American University Holdings, Inc. (a)	5,378	1,855
Regis Corp. (a)	65,150	1,190,291
Service Corp. International	355,312	16,415,414
ServiceMaster Global Holdings, Inc. (a)	265,086	11,735,357
Sotheby's Class A (Ltd. vtg.) (a)(b)	69,960	2,797,700
Strategic Education, Inc.	43,668	5,960,245
Universal Technical Institute, Inc. (a)	29,419	94,729
Weight Watchers International, Inc. (a)	76,541	3,828,581
Xpresspa Group, Inc. (a)	9,862	2,112
		110,685,478
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	484,146	18,426,597
Belmond Ltd. Class A (a)	187,283	3,408,551
BFC Financial Corp. Class A	157,194	1,056,344
Biglari Holdings, Inc. (a)	247	172,591
Biglari Holdings, Inc. (a)	2,475	354,049
BJ's Restaurants, Inc.	41,046	2,229,619
Bloomin' Brands, Inc.	181,456	3,547,465
Bluegreen Vacations Corp. (b)	18,215	252,824
Bojangles', Inc. (a)	34,765	559,369
Boyd Gaming Corp.	160,056	3,972,590
Brinker International, Inc.	79,626	4,067,296
Caesars Entertainment Corp. (a)(b)	1,196,015	10,190,048
Carnival Corp.	805,289	48,550,874
Carrols Restaurant Group, Inc. (a)	73,516	810,146
Century Casinos, Inc. (a)	44,390	331,149
Chipotle Mexican Grill, Inc. (a)	48,514	22,957,310
Choice Hotels International, Inc.	69,314	5,397,481
Churchill Downs, Inc.	23,858	6,626,798
Chuy's Holdings, Inc. (a)(b)	33,149	709,389
Cracker Barrel Old Country Store, Inc. (b)	47,205	8,535,136
Darden Restaurants, Inc.	246,695	27,269,665
Dave & Buster's Entertainment, Inc.	79,240	4,505,586
Del Frisco's Restaurant Group, Inc. (a)	76,669	526,716
Del Taco Restaurants, Inc. (a)	75,328	806,763
Denny's Corp. (a)	128,799	2,130,335
Dine Brands Global, Inc.	36,646	3,268,090
Domino's Pizza, Inc.	82,443	22,863,093
Dover Downs Gaming & Entertainment, Inc. (a)(b)	54,619	141,463
Dover Motorsports, Inc.	9,993	19,486
Drive Shack, Inc. (a)	106,917	499,302
Dunkin' Brands Group, Inc.	165,236	12,227,464
El Pollo Loco Holdings, Inc. (a)	42,298	645,890
Eldorado Resorts, Inc. (a)(b)	129,149	5,679,973
Empire Resorts, Inc. (a)	4,022	50,557
Extended Stay America, Inc. unit	397,125	7,227,675
Famous Dave's of America, Inc. (a)	7,623	39,335
Fiesta Restaurant Group, Inc. (a)	50,677	955,261
Golden Entertainment, Inc. (a)	33,622	608,222
Good Times Restaurants, Inc. (a)	7,939	32,947
Habit Restaurants, Inc. Class A (a)(b)	36,946	461,825
Hilton Grand Vacations, Inc. (a)	198,208	6,354,548
Hilton Worldwide Holdings, Inc.	595,726	45,001,142
Hyatt Hotels Corp. Class A	85,717	6,112,479
Inspired Entertainment, Inc. (a)	3,769	20,353
International Speedway Corp. Class A	53,569	2,268,111
J. Alexanders Holdings, Inc. (a)	20,559	210,113
Jack in the Box, Inc.	54,956	4,874,048
Kona Grill, Inc. (a)(b)	8,466	12,699
Las Vegas Sands Corp.	735,840	40,427,050
Lindblad Expeditions Holdings (a)	48,584	625,762
Luby's, Inc. (a)	14,614	22,213
Marriott International, Inc. Class A	576,214	66,281,896
Marriott Vacations Worldwide Corp.	80,685	6,551,622
McDonald's Corp.	1,544,257	291,107,887
MGM Mirage, Inc.	1,008,643	27,193,015
Monarch Casino & Resort, Inc. (a)	22,089	883,560
Nathan's Famous, Inc.	4,365	320,260
Noodles & Co. (a)(b)	77,002	609,086
Norwegian Cruise Line Holdings Ltd. (a)	408,681	20,973,509
Papa John's International, Inc. (b)	45,834	2,199,574
Papa Murphy's Holdings, Inc. (a)(b)	22,690	118,442
Penn National Gaming, Inc. (a)	210,556	4,655,393
Planet Fitness, Inc. (a)	173,759	9,594,972
Playa Hotels & Resorts NV (a)	140,860	1,067,719
PlayAGS, Inc. (a)	59,130	1,327,469
Potbelly Corp. (a)	52,375	533,178
Rave Restaurant Group, Inc. (a)	9,079	11,621
RCI Hospitality Holdings, Inc.	15,482	387,360
Red Lion Hotels Corp. (a)	39,040	352,141
Red Robin Gourmet Burgers, Inc. (a)(b)	26,573	921,817
Red Rock Resorts, Inc.	135,671	3,549,153
Royal Caribbean Cruises Ltd.	339,253	38,359,337
Ruth's Hospitality Group, Inc.	63,551	1,555,093
Scientific Games Corp. Class A (a)(b)	108,866	2,120,710
SeaWorld Entertainment, Inc. (a)(b)	136,425	3,885,384
Shake Shack, Inc. Class A (a)(b)	48,444	2,691,064
Six Flags Entertainment Corp.	138,088	8,473,080
Sonic Corp.	70,628	3,068,787
Speedway Motorsports, Inc.	23,497	408,378
Starbucks Corp.	2,683,377	179,034,913
Texas Roadhouse, Inc. Class A	131,427	8,678,125
The Cheesecake Factory, Inc. (b)	85,660	4,042,295
Town Sports International Holdings, Inc. (a)	41,284	293,529
U.S. Foods Holding Corp. (a)	425,029	14,102,462
Vail Resorts, Inc.	80,057	22,350,313
Wendy's Co.	365,963	6,561,717
Wingstop, Inc.	59,415	3,898,812
Wyndham Destinations, Inc.	197,877	8,205,959
Wyndham Hotels & Resorts, Inc.	196,365	9,843,777
Wynn Resorts Ltd.	193,281	21,144,941
Yum! Brands, Inc.	629,084	58,014,126
		1,173,416,268
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	18,263	384,071
Beazer Homes U.S.A., Inc. (a)(b)	65,476	737,260
Cavco Industries, Inc. (a)	18,081	2,975,409
Century Communities, Inc. (a)	60,942	1,253,577
Comstock Holding Companies, Inc. (a)(b)	1,496	2,768
CSS Industries, Inc.	16,118	174,719
D.R. Horton, Inc.	689,733	25,671,862
Dixie Group, Inc. (a)	11,105	14,214
Emerson Radio Corp. (a)	23,724	34,163
Ethan Allen Interiors, Inc.	53,577	1,113,330
Flexsteel Industries, Inc.	9,186	227,997
Garmin Ltd.	238,328	15,886,944
GoPro, Inc. Class A (a)(b)	213,647	1,085,327
Green Brick Partners, Inc. (a)	45,455	377,277
Hamilton Beach Brands Holding Co. Class A	20,505	464,438
Helen of Troy Ltd. (a)	53,200	7,609,196
Hooker Furniture Corp.	23,607	711,279
Hovnanian Enterprises, Inc. Class A (a)	177,163	224,997
Installed Building Products, Inc. (a)	45,849	1,775,732
iRobot Corp. (a)(b)	54,125	5,163,525
KB Home	166,267	3,509,896
Koss Corp. (a)	2,669	5,632
La-Z-Boy, Inc.	91,907	2,686,442
Leggett & Platt, Inc.	253,390	9,816,329
Lennar Corp.:
Class A	607,302	25,950,014
Class B	9,673	334,299
LGI Homes, Inc. (a)(b)	35,114	1,620,862
Libbey, Inc.	41,937	252,041
Lifetime Brands, Inc.	14,046	167,709
Lovesac (a)	6,154	107,880
M.D.C. Holdings, Inc.	99,376	2,926,623
M/I Homes, Inc. (a)	59,108	1,391,402
Meritage Homes Corp. (a)	78,833	3,015,362
Mohawk Industries, Inc. (a)	124,819	15,984,321
New Home Co. LLC (a)	17,775	129,935
Newell Brands, Inc.	864,219	20,222,725
Nova LifeStyle, Inc. (a)(b)	26,136	25,875
NVR, Inc. (a)	6,736	16,503,200
PulteGroup, Inc.	514,897	13,655,068
Roku, Inc. Class A (a)(b)	88,674	3,613,466
Skyline Champion Corp. (b)	65,312	1,470,826
Taylor Morrison Home Corp. (a)(b)	221,029	3,737,600
Tempur Sealy International, Inc. (a)(b)	88,279	4,500,463
Toll Brothers, Inc.	264,544	8,722,016
TopBuild Corp. (a)	72,015	3,669,164
TRI Pointe Homes, Inc. (a)(b)	285,631	3,564,675
Tupperware Brands Corp.	98,214	3,728,203
Turtle Beach Corp. (a)(b)	12,175	197,113
Universal Electronics, Inc. (a)	28,445	980,784
Vuzix Corp. (a)(b)	35,528	196,825
Whirlpool Corp. (b)	127,232	16,047,772
William Lyon Homes, Inc. (a)	83,233	1,034,586
Zagg, Inc. (a)	62,192	625,030
		236,282,223
Internet & Direct Marketing Retail - 3.1%
1-800-FLOWERS.com, Inc. Class A (a)	67,294	841,848
Amazon.com, Inc. (a)	815,327	1,378,041,236
Blue Apron Holdings, Inc. Class A (a)(b)	191,496	224,050
Duluth Holdings, Inc. (a)(b)	22,080	692,870
eBay, Inc. (a)	1,842,511	54,998,953
Etsy, Inc. (a)	238,030	12,863,141
EVINE Live, Inc. (a)	71,405	42,843
Expedia, Inc.	237,565	28,695,476
FTD Companies, Inc. (a)	25,393	53,833
Gaia, Inc. Class A (a)(b)	21,748	283,594
Groupon, Inc. (a)	842,898	2,587,697
GrubHub, Inc. (a)(b)	176,663	13,830,946
Lands' End, Inc. (a)(b)	31,890	677,025
Leaf Group Ltd. (a)	21,524	175,421
Liberty Expedia Holdings, Inc. (a)	113,147	4,741,991
Liberty Interactive Corp. QVC Group Series A (a)	830,624	18,456,465
Liquidity Services, Inc. (a)	37,923	245,741
NutriSystem, Inc. (b)	59,492	2,212,507
Overstock.com, Inc. (a)(b)	49,204	962,430
PetMed Express, Inc. (b)	38,488	927,176
Quotient Technology, Inc. (a)	182,766	2,246,194
Remark Holdings, Inc. (a)(b)	33,979	44,852
Shutterfly, Inc. (a)(b)	68,425	3,420,566
Shutterstock, Inc.	36,454	1,392,907
Stamps.com, Inc. (a)	34,048	5,837,870
The Booking Holdings, Inc. (a)	94,507	178,795,903
U.S. Auto Parts Network, Inc. (a)	5,048	6,209
Wayfair LLC Class A (a)(b)	117,010	12,426,462
		1,725,726,206
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	111,508	1,358,167
Brunswick Corp.	170,585	9,047,828
Callaway Golf Co.	178,654	3,060,343
Clarus Corp.	39,765	450,140
Escalade, Inc.	7,022	83,211
Hasbro, Inc. (b)	230,479	20,973,589
JAKKS Pacific, Inc. (a)(b)	36,433	83,796
Johnson Outdoors, Inc. Class A	11,590	826,367
Malibu Boats, Inc. Class A (a)	41,559	2,012,287
Marine Products Corp.	11,741	255,249
Mattel, Inc. (a)(b)	682,420	9,485,638
MCBC Holdings, Inc. (a)	35,388	916,903
Nautilus, Inc. (a)	60,465	780,603
Polaris Industries, Inc. (b)	114,435	11,100,195
Sturm, Ruger & Co., Inc.	40,549	2,173,832
Summer Infant, Inc. (a)	32,605	32,931
Vista Outdoor, Inc. (a)	127,654	1,455,256
		64,096,335
Media - 0.0%
Altice U.S.A., Inc. Class A	232,750	4,117,348
Liberty Latin America Ltd. (a)	265,937	4,917,175
Liberty Latin America Ltd. Class A (a)	77,452	1,413,499
LiveXLive Media, Inc. (a)(b)	25,647	130,543
Social Reality, Inc.	7,116	21,561
Social Reality, Inc. rights 12/31/19 (a)(b)(c)	7,116	1,281
		10,601,407
Multiline Retail - 0.4%
Big Lots, Inc. (b)	77,567	3,378,819
Dillard's, Inc. Class A (b)	40,152	2,786,147
Dollar General Corp.	530,401	58,869,207
Dollar Tree, Inc. (a)	474,459	41,168,807
Fred's, Inc. Class A (a)	52,965	154,658
JC Penney Corp., Inc. (a)(b)	587,373	839,943
Kohl's Corp.	330,870	22,224,538
Macy's, Inc.	607,328	20,782,764
Nordstrom, Inc. (b)	226,576	11,979,073
Ollie's Bargain Outlet Holdings, Inc. (a)	101,779	9,027,797
Target Corp.	1,049,214	74,452,225
Tuesday Morning Corp. (a)(b)	61,992	151,880
		245,815,858
Specialty Retail - 2.2%
Aaron's, Inc. Class A	136,191	6,373,739
Abercrombie & Fitch Co. Class A	133,398	2,789,352
Advance Auto Parts, Inc.	146,526	26,039,135
America's Car Mart, Inc. (a)	12,295	912,412
American Eagle Outfitters, Inc.	339,605	7,107,933
Armstrong Flooring, Inc. (a)	53,260	832,986
Asbury Automotive Group, Inc. (a)	40,476	2,797,701
Ascena Retail Group, Inc. (a)(b)	349,700	1,056,094
At Home Group, Inc. (a)(b)	49,373	1,407,131
AutoNation, Inc. (a)	112,063	4,160,899
AutoZone, Inc. (a)	52,658	42,604,008
Barnes & Noble Education, Inc. (a)	60,796	405,509
Barnes & Noble, Inc.	136,068	1,030,035
Bed Bath & Beyond, Inc. (b)	286,172	3,685,895
Best Buy Co., Inc.	481,434	31,095,822
Big 5 Sporting Goods Corp. (b)	30,148	111,246
Boot Barn Holdings, Inc. (a)(b)	56,571	1,280,767
Build-A-Bear Workshop, Inc. (a)	20,831	127,069
Burlington Stores, Inc. (a)	133,320	22,099,123
Caleres, Inc.	97,033	2,933,308
Camping World Holdings, Inc. (b)	60,852	1,148,277
CarMax, Inc. (a)(b)	356,941	23,583,092
Cars.com, Inc. (a)(b)	130,402	3,373,500
Chico's FAS, Inc.	255,796	1,381,298
Christopher & Banks Corp. (a)(b)	57,707	26,401
Citi Trends, Inc.	26,292	538,986
Conn's, Inc. (a)(b)	49,329	1,376,772
Destination Maternity Corp. (a)	22,235	97,612
Destination XL Group, Inc. (a)(b)	51,406	143,937
Dick's Sporting Goods, Inc. (b)	154,889	5,572,906
DSW, Inc. Class A	134,652	3,735,246
Express, Inc. (a)	161,303	1,006,531
Five Below, Inc. (a)	110,310	11,559,385
Floor & Decor Holdings, Inc. Class A (a)(b)	112,071	3,712,912
Foot Locker, Inc.	230,548	13,002,907
Francesca's Holdings Corp. (a)(b)	57,702	114,827
GameStop Corp. Class A (b)	209,541	2,862,330
Gap, Inc.	430,241	11,741,277
Genesco, Inc. (a)(b)	38,400	1,603,584
GNC Holdings, Inc. Class A (a)(b)	162,017	461,748
Group 1 Automotive, Inc.	38,654	2,172,355
Guess?, Inc.	114,124	2,716,151
Haverty Furniture Companies, Inc.	37,183	761,880
Hibbett Sports, Inc. (a)(b)	34,547	535,133
Home Depot, Inc.	2,273,878	410,025,681
Kirkland's, Inc. (a)(b)	35,692	387,258
L Brands, Inc.	453,910	15,028,960
Lithia Motors, Inc. Class A (sub. vtg.)	46,519	3,854,564
Lowe's Companies, Inc.	1,614,882	152,396,414
Lumber Liquidators Holdings, Inc. (a)(b)	49,362	623,442
MarineMax, Inc. (a)	46,161	979,998
Michaels Companies, Inc. (a)(b)	200,985	3,410,715
Monro, Inc. (b)	66,506	5,408,268
Murphy U.S.A., Inc. (a)	58,955	4,776,534
O'Reilly Automotive, Inc. (a)	160,821	55,769,506
Office Depot, Inc.	1,155,001	3,730,653
Party City Holdco, Inc. (a)(b)	103,350	1,235,033
Penske Automotive Group, Inc.	83,239	3,629,220
Pier 1 Imports, Inc. (b)	163,568	235,538
Rent-A-Center, Inc. (a)	95,332	1,399,474
RH (a)(b)	39,204	4,553,153
Ross Stores, Inc.	750,555	65,748,618
Rtw Retailwinds, Inc. (a)	45,085	151,035
Sally Beauty Holdings, Inc. (a)(b)	239,855	5,063,339
Sears Hometown & Outlet Stores, Inc. (a)(b)	10,000	21,100
Shoe Carnival, Inc. (b)	21,330	809,047
Signet Jewelers Ltd.	101,604	5,354,531
Sleep Number Corp. (a)	68,724	2,634,878
Sonic Automotive, Inc. Class A (sub. vtg.)	52,893	835,180
Sportsman's Warehouse Holdings, Inc. (a)	85,108	382,986
Stage Stores, Inc. (b)	38,699	59,596
Stein Mart, Inc. (a)(b)	40,412	54,960
Tailored Brands, Inc. (b)	94,987	2,175,202
The Buckle, Inc. (b)	65,726	1,255,367
The Cato Corp. Class A (sub. vtg.)	58,832	888,952
The Children's Place Retail Stores, Inc. (b)	32,586	4,224,449
The Container Store Group, Inc. (a)	29,760	161,597
Tiffany & Co., Inc.	218,951	19,924,541
Tile Shop Holdings, Inc.	78,142	461,819
Tilly's, Inc.	39,121	450,283
TJX Companies, Inc.	2,495,688	121,914,359
Tractor Supply Co.	244,046	23,216,096
Trans World Entertainment Corp. (a)	2,977	2,909
Ulta Beauty, Inc. (a)	112,985	33,645,803
Urban Outfitters, Inc. (a)	151,625	5,775,396
Vitamin Shoppe, Inc. (a)(b)	45,231	352,802
Williams-Sonoma, Inc. (b)	157,332	8,909,711
Winmark Corp.	3,398	503,957
Zumiez, Inc. (a)	44,377	875,114
		1,225,377,249
Textiles, Apparel & Luxury Goods - 0.8%
Carbon Black, Inc. (b)	27,353	445,580
Carter's, Inc.	89,906	8,316,305
Centric Brands, Inc. (a)(b)	30,760	160,260
Cherokee, Inc. (a)(b)	20,319	12,191
Columbia Sportswear Co.	62,871	5,742,008
Crocs, Inc. (a)(b)	139,807	3,886,635
Culp, Inc.	13,004	266,452
Deckers Outdoor Corp. (a)	60,605	8,075,010
Delta Apparel, Inc. (a)	4,312	81,928
Fossil Group, Inc. (a)(b)	92,360	1,785,319
G-III Apparel Group Ltd. (a)	82,934	3,323,995
GreenSky, Inc. Class A (b)	94,389	878,762
Hanesbrands, Inc. (b)	714,453	11,366,947
i3 Verticals, Inc. Class A	11,188	252,066
Iconix Brand Group, Inc. (a)(b)	101,691	14,969
J.Jill, Inc. (a)	24,557	151,517
Lakeland Industries, Inc. (a)	6,813	90,272
lululemon athletica, Inc. (a)	213,974	28,362,254
Michael Kors Holdings Ltd. (a)	294,161	12,869,544
Movado Group, Inc.	39,217	1,476,128
NIKE, Inc. Class B	2,552,699	191,758,749
Oxford Industries, Inc.	34,526	2,775,545
PVH Corp.	154,326	17,054,566
Ralph Lauren Corp.	113,111	12,600,565
Rocky Brands, Inc.	10,510	272,104
Sequential Brands Group, Inc. (a)(b)	82,806	79,494
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	264,177	7,132,779
Sonos, Inc.	33,026	405,559
Steven Madden Ltd.	159,639	5,145,165
Stitch Fix, Inc. (a)(b)	44,380	1,212,905
Superior Group of Companies, Inc.	11,974	220,082
Tapestry, Inc.	569,928	22,187,297
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	403,786	9,642,410
Class C (non-vtg.) (a)(b)	338,744	7,564,154
Unifi, Inc. (a)	32,934	914,577
Vera Bradley, Inc. (a)	47,252	520,717
VF Corp.	648,564	52,721,768
Vince Holding Corp. (a)(b)	4,485	56,960
Wolverine World Wide, Inc.	187,326	6,481,480
		426,305,018

TOTAL CONSUMER DISCRETIONARY		5,743,176,396

CONSUMER STAPLES - 6.6%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	17,124	4,701,223
Brown-Forman Corp.:
Class A	46,010	2,236,546
Class B (non-vtg.)	422,077	20,141,514
Castle Brands, Inc. (a)(b)	173,742	156,229
Celsius Holdings, Inc. (a)(b)	5,581	21,878
Coca-Cola Bottling Co. Consolidated	9,702	2,061,869
Constellation Brands, Inc. Class A (sub. vtg.)	334,774	65,535,358
Craft Brew Alliance, Inc. (a)	14,306	230,040
Keurig Dr. Pepper, Inc.	362,430	9,785,610
MGP Ingredients, Inc. (b)	24,369	1,656,848
Molson Coors Brewing Co. Class B	373,399	24,558,452
Monster Beverage Corp. (a)	793,620	47,363,242
National Beverage Corp. (b)	26,205	2,286,910
New Age Beverages Corp. (a)(b)	121,666	563,314
PepsiCo, Inc.	2,816,261	343,414,866
Primo Water Corp. (a)	73,505	1,067,293
REED'S, Inc. (a)(b)	1,830	4,484
The Coca-Cola Co.	7,602,684	383,175,274
		908,960,950
Food & Staples Retailing - 1.4%
Andersons, Inc.	52,768	1,744,510
BJ's Wholesale Club Holdings, Inc.	129,304	3,020,541
Casey's General Stores, Inc.	72,316	9,362,753
Chefs' Warehouse Holdings (a)(b)	48,782	1,859,082
Costco Wholesale Corp.	872,801	201,861,415
Ingles Markets, Inc. Class A	27,092	788,106
Kroger Co.	1,578,291	46,812,111
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	228,712
Performance Food Group Co. (a)	207,683	7,156,756
PriceSmart, Inc.	48,724	3,259,148
Rite Aid Corp. (a)(b)	2,073,503	2,301,588
Smart & Final Stores, Inc. (a)	46,551	295,133
SpartanNash Co.	73,184	1,372,200
Sprouts Farmers Market LLC (a)	257,859	5,935,914
Sysco Corp.	956,538	64,470,661
United Natural Foods, Inc. (a)(b)	95,946	2,073,393
Village Super Market, Inc. Class A	10,106	275,793
Walgreens Boots Alliance, Inc.	1,683,371	142,531,023
Walmart, Inc.	2,858,182	279,101,472
Weis Markets, Inc.	34,945	1,600,481
Welbilt, Inc. (a)	274,877	3,798,800
		779,849,592
Food Products - 1.2%
Alico, Inc.	4,002	132,266
Archer Daniels Midland Co.	1,112,567	51,200,333
B&G Foods, Inc. Class A (b)	128,366	3,893,341
Bunge Ltd.	279,636	15,958,827
Cal-Maine Foods, Inc.	61,758	2,885,334
Calavo Growers, Inc. (b)	34,363	3,377,196
Campbell Soup Co. (b)	378,966	14,855,467
Coffee Holding Co., Inc. (a)	3,401	13,400
Conagra Brands, Inc.	923,497	29,865,893
Darling International, Inc. (a)	324,337	7,096,494
Dean Foods Co.	162,447	818,733
Farmer Brothers Co. (a)	27,261	663,805
Flowers Foods, Inc.	375,117	7,423,565
Fresh Del Monte Produce, Inc.	69,975	2,354,659
Freshpet, Inc. (a)(b)	50,186	1,656,138
General Mills, Inc.	1,179,942	49,923,346
Hormel Foods Corp. (b)	539,516	24,326,776
Hostess Brands, Inc. Class A (a)(b)	229,346	2,671,881
Ingredion, Inc.	143,755	15,016,647
J&J Snack Foods Corp.	32,108	5,036,782
John B. Sanfilippo & Son, Inc.	20,367	1,267,235
Kellogg Co.	504,063	32,083,610
Lamb Weston Holdings, Inc.	289,084	22,172,743
Lancaster Colony Corp.	38,925	7,018,956
Landec Corp. (a)	37,230	573,714
Lifeway Foods, Inc. (a)	1,962	5,199
Limoneira Co.	27,146	655,304
McCormick & Co., Inc. (non-vtg.) (b)	239,013	35,851,950
Mondelez International, Inc.	2,917,680	131,237,246
nLIGHT, Inc. (a)	16,268	310,719
Pilgrim's Pride Corp. (a)(b)	125,795	2,495,773
Post Holdings, Inc. (a)(b)	129,155	12,495,746
Sanderson Farms, Inc. (b)	39,033	4,416,974
Seaboard Corp.	613	2,281,586
Seneca Foods Corp. Class A (a)	10,446	349,628
The Hain Celestial Group, Inc. (a)	176,884	3,661,499
The Hershey Co.	275,675	29,855,603
The J.M. Smucker Co. (b)	224,431	23,455,284
The Kraft Heinz Co.	1,231,250	62,941,500
The Simply Good Foods Co. (a)	100,703	2,046,285
Tootsie Roll Industries, Inc. (b)	48,416	1,695,044
TreeHouse Foods, Inc. (a)(b)	111,858	5,883,731
Tyson Foods, Inc. Class A	589,326	34,740,768
		656,666,980
Household Products - 1.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	103,595	3,221,805
Church & Dwight Co., Inc.	486,157	32,178,732
Clorox Co.	254,863	42,210,410
Colgate-Palmolive Co.	1,729,080	109,831,162
Energizer Holdings, Inc.	120,552	5,404,346
Funko, Inc. (a)(b)	28,105	422,418
Kimberly-Clark Corp.	693,519	80,011,287
Oil-Dri Corp. of America	2,105	61,866
Orchids Paper Products Co. (a)(b)	12,438	21,020
Procter & Gamble Co.	4,949,318	467,760,044
Spectrum Brands Holdings, Inc.	90,795	4,483,457
WD-40 Co. (b)	29,530	5,158,300
		750,764,847
Personal Products - 0.2%
Avon Products, Inc. (a)	965,163	2,046,146
Coty, Inc. Class A	884,000	7,372,560
Cyanotech Corp. (a)	2,300	8,211
Edgewell Personal Care Co. (a)(b)	107,191	4,480,584
elf Beauty, Inc. (a)(b)	38,054	485,569
Estee Lauder Companies, Inc. Class A	447,252	63,804,970
Herbalife Nutrition Ltd. (a)	207,163	11,860,082
Inter Parfums, Inc.	36,672	2,265,229
LifeVantage Corp. (a)	19,206	257,745
Mannatech, Inc.	599	11,591
MediFast, Inc.	23,306	3,460,941
Natural Health Trends Corp.	11,452	244,844
Nature's Sunshine Products, Inc. (a)	6,985	64,262
Nu Skin Enterprises, Inc. Class A	109,672	7,235,062
Revlon, Inc. (a)(b)	17,364	433,926
USANA Health Sciences, Inc. (a)	28,589	3,498,722
Veru, Inc. (a)(b)	11,731	17,597
Youngevity International, Inc. (a)(b)	18,097	122,698
		107,670,739
Tobacco - 0.9%
22nd Century Group, Inc. (a)(b)	193,301	587,635
Altria Group, Inc.	3,748,731	205,542,921
Philip Morris International, Inc.	3,091,136	267,475,998
Pyxus International, Inc. (a)(b)	16,429	234,770
Turning Point Brands, Inc.	19,625	584,825
Universal Corp.	49,814	3,158,208
Vector Group Ltd. (b)	214,296	2,700,130
		480,284,487

TOTAL CONSUMER STAPLES		3,684,197,595

ENERGY - 5.2%
Energy Equipment & Services - 0.6%
ACM Research, Inc. (a)(b)	10,379	115,726
Archrock, Inc.	267,836	2,731,927
Aspen Aerogels, Inc. (a)	9,858	33,123
Baker Hughes, a GE Co. Class A	1,006,592	22,970,429
Basic Energy Services, Inc. (a)	42,877	269,268
Bristow Group, Inc. (a)(b)	83,472	327,210
C&J Energy Services, Inc. (a)	129,736	2,228,864
Carbo Ceramics, Inc. (a)(b)	36,697	168,072
Core Laboratories NV (b)	87,182	7,245,696
Dawson Geophysical Co.	23,761	88,391
Diamond Offshore Drilling, Inc. (a)(b)	137,256	1,729,426
Dril-Quip, Inc. (a)(b)	76,996	3,022,863
ENGlobal Corp. (a)	5,637	4,917
Ensco PLC Class A	877,453	4,975,159
Enservco Corp. (a)	20,536	12,276
Era Group, Inc. (a)	33,138	333,368
Exterran Corp. (a)	64,985	1,462,163
Forum Energy Technologies, Inc. (a)	145,804	975,429
Frank's International NV (a)(b)	161,388	1,186,202
FTS International, Inc. (a)	71,841	709,789
Geospace Technologies Corp. (a)	25,924	403,118
Gulf Island Fabrication, Inc.	22,854	180,547
Halliburton Co.	1,757,646	55,242,814
Helix Energy Solutions Group, Inc. (a)	271,820	2,228,924
Helmerich & Payne, Inc. (b)	216,178	13,100,387
Hornbeck Offshore Services, Inc. (a)(b)	51,518	154,039
Independence Contract Drilling, Inc. (a)	71,757	242,539
ION Geophysical Corp. (a)(b)	19,328	171,053
Key Energy Services, Inc. (a)	13,975	81,474
KLX Energy Services Holdings, Inc. (a)	39,702	801,583
Liberty Oilfield Services, Inc. Class A	77,766	1,346,907
Mammoth Energy Services, Inc. (b)	21,777	547,909
Matrix Service Co. (a)	56,232	1,149,382
McDermott International, Inc. (a)(b)	349,179	3,041,349
Mitcham Industries, Inc. (a)	23,287	82,436
Nabors Industries Ltd.	664,054	2,144,894
National Oilwell Varco, Inc.	764,541	24,549,412
Natural Gas Services Group, Inc. (a)	21,602	426,207
NCS Multistage Holdings, Inc. (a)(b)	41,493	302,899
Newpark Resources, Inc. (a)	184,008	1,415,022
Noble Corp. (a)(b)	468,541	1,953,816
Oceaneering International, Inc. (a)(b)	195,230	3,277,912
Oil States International, Inc. (a)	125,716	2,818,553
Parker Drilling Co. (a)(b)	12,022	15,749
Patterson-UTI Energy, Inc.	442,270	6,138,708
PHI, Inc. (non-vtg.) (a)	18,377	64,871
Pioneer Energy Services Corp. (a)	156,417	395,735
Profire Energy, Inc. (a)	41,596	81,528
Quintana Energy Services, Inc. (a)	2,698	16,080
Ranger Energy Services, Inc. Class A (a)	4,519	34,073
RigNet, Inc. (a)	29,085	528,765
Rowan Companies PLC (a)(b)	251,417	3,484,640
RPC, Inc. (b)	112,587	1,472,638
Schlumberger Ltd.	2,755,170	124,258,167
SEACOR Holdings, Inc. (a)	35,706	1,483,227
SEACOR Marine Holdings, Inc. (a)	30,560	549,774
Smart Sand, Inc. (a)(b)	41,295	134,622
Solaris Oilfield Infrastructure, Inc. Class A (b)	58,187	763,995
Superior Drilling Products, Inc. (a)	25,924	44,071
Superior Energy Services, Inc. (a)	304,963	1,662,048
Synthesis Energy Systems, Inc. (a)(b)	17,261	24,165
TechnipFMC PLC	853,633	19,710,386
TETRA Technologies, Inc. (a)	232,409	539,189
Tidewater, Inc. (a)(b)	65,815	1,565,081
Transocean Ltd. (United States) (a)(b)	847,118	7,861,255
U.S. Silica Holdings, Inc. (b)	151,843	2,154,652
Unit Corp. (a)	111,239	2,313,771
Weatherford International PLC (a)(b)	1,940,346	1,109,878
		342,660,542
Oil, Gas & Consumable Fuels - 4.6%
Abraxas Petroleum Corp. (a)	314,017	511,848
Adams Resources & Energy, Inc.	2,090	84,645
Aemetis, Inc. (a)	10,055	7,383
Alta Mesa Resources, Inc. Class A (a)(b)	252,424	386,209
Amyris, Inc. (a)(b)	78,933	389,929
Anadarko Petroleum Corp.	1,015,859	53,738,941
Antero Resources Corp. (a)(b)	439,492	5,770,530
Apache Corp. (b)	758,948	26,661,843
Approach Resources, Inc. (a)(b)	78,465	103,574
Arch Coal, Inc.	40,734	3,310,452
Barnwell Industries, Inc. (a)	2,847	4,584
Berry Petroleum Corp. (b)	32,611	404,050
Bonanza Creek Energy, Inc. (a)	37,069	983,441
Cabot Oil & Gas Corp.	872,157	21,943,470
California Resources Corp. (a)(b)	97,298	2,329,314
Callon Petroleum Co. (a)(b)	463,536	3,963,233
Carrizo Oil & Gas, Inc. (a)	172,025	2,943,348
Centennial Resource Development, Inc. Class A (a)(b)	390,362	6,058,418
Chaparral Energy, Inc. Class A (a)	54,050	537,798
Cheniere Energy, Inc. (a)	445,695	27,240,878
Chesapeake Energy Corp. (a)(b)	1,801,762	5,261,145
Chevron Corp.	3,813,084	453,528,211
Cimarex Energy Co.	188,524	15,455,198
Clean Energy Fuels Corp. (a)	297,103	662,540
Cloud Peak Energy, Inc. (a)	152,269	127,525
CNX Resources Corp. (a)	429,435	5,943,380
Comstock Resources, Inc. (a)(b)	24,083	183,512
Concho Resources, Inc. (a)	397,997	51,874,929
ConocoPhillips Co.	2,320,534	153,572,940
CONSOL Energy, Inc. (a)	55,494	1,906,774
Contango Oil & Gas Co. (a)	51,306	207,789
Continental Resources, Inc. (a)	171,409	7,836,819
CVR Energy, Inc.	55,713	2,102,609
Delek U.S. Holdings, Inc.	153,403	6,103,905
Denbury Resources, Inc. (a)(b)	946,963	2,140,136
Devon Energy Corp.	995,405	26,905,797
Diamondback Energy, Inc. (b)	298,015	32,894,896
Dorian Lpg Ltd. (a)	58,912	414,151
Earthstone Energy, Inc. (a)	37,545	257,934
Eclipse Resources Corp. (a)(b)	169,538	189,883
EOG Resources, Inc.	1,155,560	119,380,904
EP Energy Corp. (a)	91,298	100,428
EQT Corp.	519,400	9,717,974
Equitrans Midstream Corp. (a)	423,531	9,453,212
Evolution Petroleum Corp.	53,534	466,281
Extraction Oil & Gas, Inc. (a)	229,783	1,309,763
Exxon Mobil Corp.	8,422,784	669,611,328
Gevo, Inc. (a)	391	1,107
Goodrich Petroleum Corp. (a)	2,143	30,902
Green Plains, Inc.	79,788	1,296,555
Gulfport Energy Corp. (a)	315,474	2,687,838
Halcon Resources Corp. (a)(b)	292,167	818,068
Hallador Energy Co.	29,822	171,775
Hess Corp.	500,369	26,964,885
Highpoint Resources, Inc. (a)	236,990	772,587
HollyFrontier Corp.	320,680	20,032,880
Houston American Energy Corp. (a)(b)	36,485	8,392
International Seaways, Inc. (a)	72,136	1,390,782
Isramco, Inc. (a)	123	14,889
Jagged Peak Energy, Inc. (a)(b)	135,842	1,554,032
Kinder Morgan, Inc.	3,759,411	64,173,146
Kosmos Energy Ltd. (a)	505,907	2,721,780
Laredo Petroleum, Inc. (a)	311,743	1,362,317
Lilis Energy, Inc. (a)(b)	59,171	121,892
Lonestar Resources U.S., Inc. (a)	34,550	234,595
Magnolia Oil & Gas Corp. Class A (a)(b)	174,963	2,131,049
Marathon Oil Corp.	1,729,433	28,864,237
Marathon Petroleum Corp.	1,336,496	87,086,079
Matador Resources Co. (a)(b)	204,200	4,655,760
Midstates Petroleum Co., Inc. (a)	45,703	379,792
Murphy Oil Corp.	323,586	10,322,393
NACCO Industries, Inc. Class A	7,854	275,754
Newfield Exploration Co. (a)	388,774	6,589,719
Nextdecade Corp. (a)(b)	29,373	147,746
Nine Energy Service, Inc. (a)	28,699	808,738
Noble Energy, Inc.	957,286	22,725,970
Northern Oil & Gas, Inc. (a)(b)	401,909	1,020,849
Oasis Petroleum, Inc. (a)	513,906	3,669,289
Occidental Petroleum Corp.	1,522,410	106,979,751
ONEOK, Inc.	824,085	50,623,542
Overseas Shipholding Group, Inc. (a)	104,167	222,917
Pacific Ethanol, Inc. (a)	51,285	76,928
Panhandle Royalty Co. Class A	32,305	533,033
Par Pacific Holdings, Inc. (a)	53,028	897,234
Parsley Energy, Inc. Class A (a)	517,546	10,418,201
PBF Energy, Inc. Class A	237,339	9,180,273
PDC Energy, Inc. (a)	129,015	4,378,769
Peabody Energy Corp.	162,370	5,056,202
Penn Virginia Corp. (a)	26,001	1,511,958
Phillips 66 Co.	851,672	79,648,365
Pioneer Natural Resources Co.	338,070	49,949,843
QEP Resources, Inc. (a)	494,802	3,973,260
Ramaco Resources, Inc. (a)(b)	3,779	20,029
Range Resources Corp. (b)	404,196	5,881,052
Renewable Energy Group, Inc. (a)(b)	71,775	1,934,336
Resolute Energy Corp. (a)(b)	38,744	1,377,737
Rex American Resources Corp. (a)	10,566	735,288
Ring Energy, Inc. (a)	109,353	764,377
Sanchez Energy Corp. (a)(b)	123,254	86,290
SandRidge Energy, Inc. (a)	72,603	711,509
SemGroup Corp. Class A	128,713	2,089,012
SilverBow Resources, Inc. (a)	10,559	258,379
SM Energy Co.	203,512	4,151,645
Southwestern Energy Co. (a)(b)	1,143,439	5,511,376
SRC Energy, Inc. (a)	470,524	2,714,923
Talos Energy, Inc. (a)(b)	44,486	859,470
Targa Resources Corp.	446,746	19,938,274
Tellurian, Inc. (a)(b)	204,543	1,478,846
Tengasco, Inc. (a)	1,261	1,286
The Williams Companies, Inc.	2,393,964	60,615,168
Torchlight Energy Resources, Inc. (a)(b)	92,571	63,467
TransAtlantic Petroleum Ltd. (a)	18,382	18,097
U.S. Energy Corp. (a)	2,263	1,987
Ultra Petroleum Corp. (a)(b)	435,566	553,169
Uranium Energy Corp. (a)(b)	246,510	325,393
VAALCO Energy, Inc. (a)	93,861	152,993
Valero Energy Corp.	846,616	67,644,618
Vertex Energy, Inc. (a)	17,824	24,419
W&T Offshore, Inc. (a)(b)	182,009	1,057,472
Westwater Resources, Inc. (a)(b)	2,190	411
Whiting Petroleum Corp. (a)	180,495	5,463,584
WildHorse Resource Development Corp. (a)(b)	55,739	1,030,057
World Fuel Services Corp.	139,198	3,589,916
WPX Energy, Inc. (a)	776,286	10,829,190
Zion Oil & Gas, Inc. (a)(b)	91,553	41,510
		2,551,395,204

TOTAL ENERGY		2,894,055,746

FINANCIALS - 14.5%
Banks - 6.2%
1st Source Corp.	43,616	2,109,270
Access National Corp.	32,345	855,202
ACNB Corp.	3,789	136,745
Allegiance Bancshares, Inc. (a)	23,374	886,576
Amalgamated Bank	13,349	285,135
American National Bankshares, Inc.	2,748	99,010
Ameris Bancorp	90,826	3,890,078
Ames National Corp.	2,652	72,824
Arrow Financial Corp.	18,798	653,606
Associated Banc-Corp.	344,650	7,985,541
Atlantic Capital Bancshares, Inc. (a)	55,149	1,015,293
Banc of California, Inc.	80,001	1,376,017
BancFirst Corp.	44,524	2,485,330
Bancorp, Inc., Delaware (a)	106,654	1,061,207
BancorpSouth Bank	194,977	6,003,342
Bank of America Corp.	18,455,367	524,132,423
Bank of Commerce Holdings	29,023	351,178
Bank of Hawaii Corp.	106,467	8,490,743
Bank of Marin Bancorp	24,274	1,036,257
Bank of the Ozarks, Inc.	240,055	6,505,491
BankUnited, Inc.	207,169	7,155,617
Banner Corp.	69,862	4,191,720
Bar Harbor Bankshares	27,763	714,342
BB&T Corp.	1,544,379	78,917,767
BCB Bancorp, Inc.	17,750	207,853
Berkshire Hills Bancorp, Inc.	85,043	2,904,218
Blue Hills Bancorp, Inc.	65,545	1,556,038
BOK Financial Corp.	67,181	5,663,358
Boston Private Financial Holdings, Inc.	170,375	2,162,059
Bridge Bancorp, Inc.	53,457	1,578,051
Brookline Bancorp, Inc., Delaware	179,331	2,776,044
Bryn Mawr Bank Corp.	41,951	1,649,513
Byline Bancorp, Inc. (a)	33,722	699,394
C & F Financial Corp.	2,353	123,721
Cadence Bancorp Class A	159,241	3,266,033
Cambridge Bancorp (b)	6,912	604,385
Camden National Corp.	31,305	1,294,462
Capital City Bank Group, Inc.	8,375	225,455
Carolina Financial Corp.	39,610	1,361,000
Cathay General Bancorp	173,114	6,850,121
CB Financial Services, Inc.	603	15,768
CBTX, Inc. (b)	55,661	1,919,748
Centerstate Banks of Florida, Inc.	154,891	3,873,824
Central Pacific Financial Corp.	68,102	1,909,580
Central Valley Community Bancorp	4,570	93,000
Century Bancorp, Inc. Class A (non-vtg.)	1,470	120,173
Chemical Financial Corp.	146,142	6,897,902
CIT Group, Inc.	220,762	10,249,980
Citigroup, Inc.	5,005,597	324,312,630
Citizens & Northern Corp.	8,777	233,556
Citizens Financial Group, Inc.	933,866	33,955,368
City Holding Co.	32,998	2,531,937
Civista Bancshares, Inc.	13,473	287,110
CNB Financial Corp., Pennsylvania	22,243	592,998
Columbia Banking Systems, Inc.	163,169	6,637,715
Comerica, Inc.	313,928	24,856,819
Commerce Bancshares, Inc.	211,434	13,324,571
Community Bank System, Inc.	115,337	7,573,027
Community Bankers Trust Corp. (a)	24,176	199,936
Community Financial Corp.	3,879	116,835
Community Trust Bancorp, Inc.	33,336	1,540,457
ConnectOne Bancorp, Inc.	58,487	1,177,928
Cullen/Frost Bankers, Inc.	129,270	12,968,366
Customers Bancorp, Inc. (a)	55,994	1,092,443
CVB Financial Corp.	232,070	5,393,307
Eagle Bancorp, Inc. (a)	65,114	3,753,171
East West Bancorp, Inc.	285,955	15,352,924
Enterprise Bancorp, Inc.	15,551	531,533
Enterprise Financial Services Corp.	48,968	2,188,380
Equity Bancshares, Inc. (a)	29,083	1,098,465
Evans Bancorp, Inc.	6,302	255,231
Farmers & Merchants Bancorp, Inc.	18,588	763,409
Farmers National Banc Corp.	66,489	932,176
FCB Financial Holdings, Inc. Class A (a)	109,141	4,326,349
Fidelity Southern Corp.	45,018	1,068,277
Fifth Third Bancorp	1,317,810	36,806,433
Financial Institutions, Inc.	26,925	809,904
First Bancorp, North Carolina	64,833	2,594,617
First Bancorp, Puerto Rico	458,607	4,150,393
First Bancshares, Inc.	18,277	643,716
First Bank Hamilton New Jersey	19,927	238,327
First Busey Corp.	95,145	2,729,710
First Business Finance Services, Inc.	4,840	103,818
First Choice Bancorp	11,848	265,277
First Citizen Bancshares, Inc.	18,935	8,132,014
First Commonwealth Financial Corp.	300,356	4,186,963
First Community Bankshares, In	16,138	561,118
First Community Corp.	3,993	93,756
First Financial Bancorp, Ohio	203,721	5,687,890
First Financial Bankshares, Inc. (b)	141,084	9,243,824
First Financial Corp., Indiana	19,844	926,516
First Financial Northwest, Inc.	4,251	64,700
First Foundation, Inc. (a)	72,723	1,164,295
First Hawaiian, Inc.	172,644	4,492,197
First Horizon National Corp.	627,383	10,345,546
First Internet Bancorp	13,171	327,299
First Interstate Bancsystem, Inc.	70,051	3,042,315
First Merchants Corp.	105,549	4,437,280
First Mid-Illinois Bancshares, Inc.	17,545	649,691
First Midwest Bancorp, Inc., Delaware	228,793	5,397,227
First Northwest Bancorp	5,375	83,205
First of Long Island Corp.	41,744	902,505
First Republic Bank	323,351	32,060,252
First United Corp.	8,652	155,996
Flushing Financial Corp.	57,295	1,338,984
FNB Corp., Pennsylvania	688,287	8,438,399
Franklin Financial Network, Inc. (a)	20,997	707,599
Fulton Financial Corp.	371,843	6,473,787
German American Bancorp, Inc.	41,084	1,295,789
Glacier Bancorp, Inc.	184,239	8,699,766
Great Southern Bancorp, Inc.	24,910	1,352,115
Great Western Bancorp, Inc.	123,006	4,590,584
Green Bancorp, Inc.	56,100	1,141,074
Guaranty Bancorp	49,165	1,259,116
Guaranty Bancshares, Inc. Texas	2,629	80,211
Hancock Whitney Corp.	181,798	7,311,916
Hanmi Financial Corp.	73,536	1,650,148
HarborOne Bancorp, Inc. (a)	47,994	850,934
Heartland Financial U.S.A., Inc.	59,340	3,245,898
Heritage Commerce Corp.	73,335	1,047,957
Heritage Financial Corp., Washington	70,673	2,471,435
Hilltop Holdings, Inc.	152,809	2,985,888
Home Bancshares, Inc.	351,965	6,902,034
HomeTrust Bancshares, Inc.	36,605	951,364
Hope Bancorp, Inc.	265,233	4,031,542
Horizon Bancorp, Inc. Indiana	110,052	1,914,905
Howard Bancorp, Inc. (a)	9,598	152,608
Huntington Bancshares, Inc.	2,130,346	31,081,748
IBERIABANK Corp.	109,468	8,182,733
Independent Bank Corp.	51,001	1,172,003
Independent Bank Corp., Massachusetts	57,790	4,644,582
Independent Bank Group, Inc.	51,641	2,954,898
International Bancshares Corp.	113,872	4,371,546
Investar Holding Corp.	8,384	210,690
Investors Bancorp, Inc.	516,646	6,344,413
JPMorgan Chase & Co.	6,679,592	742,703,834
KeyCorp	2,115,482	38,797,940
Lakeland Bancorp, Inc.	93,435	1,544,481
Lakeland Financial Corp.	55,319	2,561,270
LegacyTexas Financial Group, Inc.	100,994	3,919,577
Live Oak Bancshares, Inc.	47,360	848,218
Luther Burbank Corp.	30,837	320,705
M&T Bank Corp.	284,092	48,014,389
Macatawa Bank Corp.	24,767	251,137
Mackinac Financial Corp.	1,739	25,737
MB Financial, Inc.	163,929	7,521,063
MBT Financial Corp.	48,012	548,297
Mercantile Bank Corp.	25,655	819,421
Merchants Bancorp/IN	29,021	693,312
Metropolitan Bank Holding Corp. (a)	4,468	160,759
Middlefield Banc Corp.	407	18,531
Midland States Bancorp, Inc.	38,556	1,000,528
Midsouth Bancorp, Inc.	23,289	307,881
MidWestOne Financial Group, Inc.	15,589	448,028
MutualFirst Financial, Inc.	20,181	714,206
National Bank Holdings Corp.	64,357	2,396,011
National Bankshares, Inc.	6,356	275,151
National Commerce Corp. (a)	37,399	1,546,075
NBT Bancorp, Inc.	106,979	4,168,972
Nicolet Bankshares, Inc. (a)	10,757	558,826
Northeast Bancorp	10,393	193,518
Northrim Bancorp, Inc.	7,659	279,324
Norwood Financial Corp. (b)	7,600	269,876
OFG Bancorp	84,264	1,531,920
Ohio Valley Banc Corp.	4,212	156,476
Old Line Bancshares, Inc.	21,405	649,428
Old National Bancorp, Indiana	324,159	6,071,498
Old Point Financial Corp.	1,881	48,154
Old Second Bancorp, Inc.	47,209	692,556
Opus Bank	45,194	976,190
Origin Bancorp, Inc.	11,465	428,562
Orrstown Financial Services, Inc.	6,508	134,195
Pacific Mercantile Bancorp (a)	10,321	82,568
Pacific Premier Bancorp, Inc. (a)	97,606	3,013,097
PacWest Bancorp	235,408	9,472,818
Park National Corp.	30,618	2,927,999
Parke Bancorp, Inc.	2,161	41,037
PCSB Financial Corp.	61,717	1,226,934
Peapack-Gladstone Financial Corp.	31,072	888,970
Penns Woods Bancorp, Inc.	3,854	166,686
People's Utah Bancorp	31,031	1,002,612
Peoples Bancorp of North Carolina	4,241	120,741
Peoples Bancorp, Inc.	36,511	1,274,234
Peoples Financial Services Corp.	12,111	514,839
Peoples United Financial, Inc.	701,424	11,826,009
Pinnacle Financial Partners, Inc.	145,030	8,317,471
PNC Financial Services Group, Inc.	921,507	125,122,220
Popular, Inc.	204,979	11,560,816
Preferred Bank, Los Angeles	26,157	1,339,762
Premier Financial Bancorp, Inc.	6,971	129,730
Prosperity Bancshares, Inc.	133,535	9,265,994
QCR Holdings, Inc.	31,102	1,146,109
Regions Financial Corp.	2,046,933	33,672,048
Reliant Bancorp, Inc.	9,372	220,429
Renasant Corp.	101,735	3,718,414
Republic Bancorp, Inc., Kentucky Class A	18,205	787,730
Republic First Bancorp, Inc. (a)	116,122	876,721
S&T Bancorp, Inc.	75,487	3,190,835
Sandy Spring Bancorp, Inc.	75,551	2,721,347
SB One Bancorp	5,379	130,279
Seacoast Banking Corp., Florida (a)	104,154	3,020,466
ServisFirst Bancshares, Inc.	93,353	3,675,308
Shore Bancshares, Inc.	8,325	133,200
Sierra Bancorp	17,254	490,014
Signature Bank	110,634	13,644,491
Simmons First National Corp. Class A	204,946	6,025,412
SmartFinancial, Inc. (a)	7,194	148,556
South State Corp.	78,685	5,709,384
Southern First Bancshares, Inc. (a)	5,767	217,647
Southern National Bancorp of Virginia, Inc.	38,866	616,415
Southside Bancshares, Inc.	67,122	2,290,874
State Bank Financial Corp.	77,921	1,877,896
Sterling Bancorp	449,500	8,675,350
Stock Yards Bancorp, Inc.	42,120	1,320,462
Summit Financial Group, Inc.	7,690	161,798
SunTrust Banks, Inc.	920,561	57,709,969
SVB Financial Group (a)	107,267	27,332,704
Synovus Financial Corp.	217,226	8,213,315
TCF Financial Corp.	339,227	7,629,215
Texas Capital Bancshares, Inc. (a)	94,840	5,658,154
The Bank of Princeton	8,000	235,200
The First Bancorp, Inc.	17,759	504,888
Tompkins Financial Corp.	26,953	2,203,947
TowneBank	157,327	4,501,125
Trico Bancshares	55,515	2,134,552
TriState Capital Holdings, Inc. (a)	45,938	1,153,503
Triumph Bancorp, Inc. (a)	54,121	2,071,752
Trustmark Corp.	144,879	4,685,387
Two River Bancorp	3,500	52,570
U.S. Bancorp	3,039,387	165,525,016
UMB Financial Corp.	100,750	6,817,753
Umpqua Holdings Corp.	455,403	8,761,954
Union Bankshares Corp.	136,432	4,829,693
Union Bankshares, Inc.	1,824	82,080
United Bankshares, Inc., West Virginia	229,802	8,311,938
United Community Bank, Inc.	175,816	4,544,844
United Security Bancshares, California	5,985	60,329
Unity Bancorp, Inc.	5,913	131,387
Univest Corp. of Pennsylvania	62,745	1,599,998
Valley National Bancorp	686,289	7,425,647
Veritex Holdings, Inc. (a)(b)	48,546	1,247,147
Washington Trust Bancorp, Inc.	33,656	1,770,306
Webster Financial Corp.	186,178	11,202,330
Wells Fargo & Co.	8,620,986	467,947,120
WesBanco, Inc.	120,988	5,260,558
West Bancorp., Inc.	59,222	1,214,051
Westamerica Bancorp. (b)	59,692	3,772,534
Western Alliance Bancorp. (a)	198,761	9,315,928
Wintrust Financial Corp.	115,693	8,948,854
Zions Bancorporation	379,894	18,485,642
		3,469,333,920
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	105,675	11,742,606
Ameriprise Financial, Inc.	280,517	36,397,081
Arlington Asset Investment Corp. (b)	57,340	492,551
Artisan Partners Asset Management, Inc.	106,511	2,900,295
Ashford, Inc.	2,507	167,969
Associated Capital Group, Inc. (b)	6,083	258,467
B. Riley Financial, Inc.	27,353	497,004
Bank of New York Mellon Corp.	1,831,884	93,993,968
BGC Partners, Inc. Class A	550,022	5,797,232
BlackRock, Inc. Class A	243,798	104,347,982
Blucora, Inc. (a)	95,374	2,952,779
Brighthouse Financial, Inc. (a)	238,031	9,583,128
Cboe Global Markets, Inc.	222,975	23,996,570
Charles Schwab Corp.	2,400,099	107,524,435
CME Group, Inc.	704,230	133,860,038
Cohen & Co., Inc. (b)	688	6,118
Cohen & Steers, Inc.	44,690	1,669,618
Cowen Group, Inc. Class A (a)(b)	62,267	990,668
Diamond Hill Investment Group, Inc.	7,021	1,181,634
E*TRADE Financial Corp.	519,214	27,149,700
Eaton Vance Corp. (non-vtg.)	232,580	9,472,983
Evercore, Inc. Class A	78,707	6,498,050
FactSet Research Systems, Inc.	75,198	17,633,179
Federated Investors, Inc. Class B (non-vtg.)	196,950	5,215,236
Franklin Resources, Inc. (b)	601,140	20,372,635
Gain Capital Holdings, Inc. (b)	63,250	464,888
GAMCO Investors, Inc. Class A	6,919	149,174
Goldman Sachs Group, Inc.	697,738	133,051,659
Great Elm Capital Group, Inc. (a)	8,360	30,514
Greenhill & Co., Inc. (b)	37,252	876,540
Hamilton Lane, Inc. Class A	41,047	1,552,398
Houlihan Lokey	78,024	3,300,415
Interactive Brokers Group, Inc.	156,382	9,046,699
IntercontinentalExchange, Inc.	1,141,510	93,284,197
INTL FCStone, Inc. (a)	35,665	1,389,508
Invesco Ltd.	806,460	16,411,461
Investment Technology Group, Inc.	67,747	2,041,217
Janus Henderson Group PLC	348,670	8,158,878
KKR & Co. LP	1,037,574	23,781,196
Ladenburg Thalmann Financial Services, Inc.	188,202	538,258
Lazard Ltd. Class A	257,133	10,316,176
Legg Mason, Inc.	170,788	4,947,728
LPL Financial	173,104	11,108,084
Manning & Napier, Inc. Class A (b)	21,800	38,804
MarketAxess Holdings, Inc.	74,531	16,227,635
Moelis & Co. Class A	94,020	3,800,288
Moody's Corp.	331,715	52,765,905
Morgan Stanley	2,637,830	117,093,274
Morningstar, Inc.	38,287	4,523,226
MSCI, Inc.	175,186	27,519,969
Northern Trust Corp.	440,877	43,748,225
Oppenheimer Holdings, Inc. Class A (non-vtg.)	19,317	550,728
Piper Jaffray Companies	30,868	2,203,049
PJT Partners, Inc.	43,421	2,050,774
Pzena Investment Management, Inc.	7,036	71,838
Raymond James Financial, Inc.	264,764	21,109,634
S&P Global, Inc.	498,435	91,143,824
Safeguard Scientifics, Inc. (a)	29,758	266,632
SEI Investments Co.	261,551	14,045,289
Silvercrest Asset Management Group Class A	6,008	83,932
State Street Corp.	757,597	55,319,733
Stifel Financial Corp.	140,452	6,779,618
T. Rowe Price Group, Inc.	480,162	47,708,896
TD Ameritrade Holding Corp.	549,672	29,577,850
The NASDAQ OMX Group, Inc.	227,602	20,784,615
TheStreet.com, Inc. (a)	3,696	5,581
U.S. Global Investments, Inc. Class A (b)	7,637	8,630
Virtu Financial, Inc. Class A	131,954	3,321,282
Virtus Investment Partners, Inc.	15,168	1,440,960
Waddell & Reed Financial, Inc. Class A (b)	156,809	3,192,631
Westwood Holdings Group, Inc.	13,598	533,314
WisdomTree Investments, Inc.	238,661	1,692,106
		1,512,759,158
Consumer Finance - 0.7%
Ally Financial, Inc.	833,058	22,225,987
American Express Co.	1,404,039	157,631,459
Asta Funding, Inc.	4,468	18,810
Atlanticus Holdings Corp. (a)	35,598	135,628
Capital One Financial Corp.	950,084	85,203,533
Consumer Portfolio Services, Inc. (a)	11,930	43,187
Credit Acceptance Corp. (a)(b)	24,321	9,957,504
CURO Group Holdings Corp. (a)	31,877	424,920
Discover Financial Services	686,441	48,943,243
Elevate Credit, Inc. (a)	22,390	108,368
Encore Capital Group, Inc. (a)(b)	60,800	1,701,184
Enova International, Inc. (a)	64,170	1,420,724
EZCORP, Inc. (non-vtg.) Class A (a)(b)	105,107	1,000,619
First Cash Financial Services, Inc.	90,535	8,062,142
Green Dot Corp. Class A (a)	93,722	7,810,791
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	868,727	2,979,734
Navient Corp.	472,391	5,432,497
Nelnet, Inc. Class A	44,634	2,430,321
Nicholas Financial, Inc. (a)	5,705	60,074
OneMain Holdings, Inc. (a)	149,135	4,365,181
PRA Group, Inc. (a)(b)	103,710	3,165,229
Regional Management Corp. (a)	15,900	431,844
Santander Consumer U.S.A. Holdings, Inc.	265,091	5,156,020
SLM Corp. (a)	941,039	9,664,471
Synchrony Financial	1,350,401	35,083,418
World Acceptance Corp. (a)	13,426	1,462,628
		414,919,516
Diversified Financial Services - 1.9%
Acushnet Holdings Corp.	81,949	1,872,535
AXA Equitable Holdings, Inc. (b)	268,738	5,288,764
Berkshire Hathaway, Inc. Class B (a)	3,873,721	845,400,871
Cannae Holdings, Inc. (a)	143,529	2,501,710
Columbia Financial, Inc.	137,378	2,165,077
ConvergeOne Holdings, Inc.	64,014	801,455
Donnelley Financial Solutions, Inc. (a)	71,378	1,189,157
FB Financial Corp.	34,670	1,339,996
FGL Holdings Class A (a)	374,086	2,996,429
Focus Financial Partners, Inc. Class A	41,747	1,290,817
Granite Point Mortgage Trust, Inc.	74,859	1,419,327
International Money Express, Inc. (a)(b)	21,732	263,392
Jefferies Financial Group, Inc.	575,408	12,572,665
Linde PLC	1,095,918	174,305,758
Marlin Business Services Corp.	14,103	358,216
On Deck Capital, Inc. (a)	99,423	779,476
Pennymac Financial Services, Inc.	50,025	1,026,013
Rafael Holdings, Inc. (a)	22,382	185,771
RBB Bancorp	17,876	388,445
Sachem Capital Corp.	200	790
Senseonics Holdings, Inc. (a)(b)	167,851	570,693
Victory Capital Holdings, Inc. (a)	23,974	293,682
Voya Financial, Inc.	314,076	14,117,716
		1,071,128,755
Insurance - 2.6%
AFLAC, Inc.	1,513,587	69,231,469
Alleghany Corp.	29,697	18,739,698
Allstate Corp.	685,645	61,152,678
AMBAC Financial Group, Inc. (a)	94,134	1,645,462
American Equity Investment Life Holding Co.	179,024	6,110,089
American Financial Group, Inc.	144,530	14,794,091
American International Group, Inc.	1,771,324	76,609,763
American National Insurance Co.	20,619	2,631,191
Amerisafe, Inc.	42,031	2,714,782
Aon PLC	482,023	79,586,818
Arch Capital Group Ltd. (a)	808,584	23,141,674
Argo Group International Holdings, Ltd.	71,096	4,928,375
Arthur J. Gallagher & Co.	358,354	27,618,343
Aspen Insurance Holdings Ltd.	115,531	4,836,128
Assurant, Inc.	103,080	10,023,499
Assured Guaranty Ltd.	214,737	8,765,564
Athene Holding Ltd. (a)	248,144	10,791,783
Atlas Financial Holdings, Inc. (a)	9,356	87,385
Axis Capital Holdings Ltd.	165,779	9,175,868
Brown & Brown, Inc.	464,906	13,491,572
Chubb Ltd.	919,381	122,958,015
Cincinnati Financial Corp.	300,871	24,590,187
Citizens, Inc. Class A (a)(b)	65,561	517,932
CNA Financial Corp.	67,464	3,165,411
CNO Financial Group, Inc.	338,474	6,194,074
Crawford & Co. Class B	31,537	286,356
Donegal Group, Inc. Class A	8,008	115,315
eHealth, Inc. (a)	29,798	1,147,819
EMC Insurance Group	12,722	406,850
Employers Holdings, Inc.	72,584	3,262,651
Enstar Group Ltd. (a)	31,461	5,542,484
Erie Indemnity Co. Class A	45,185	6,183,567
Everest Re Group Ltd.	81,520	18,103,962
FBL Financial Group, Inc. Class A	21,640	1,521,941
Fednat Holding Co.	19,431	425,150
First American Financial Corp.	219,174	10,592,679
FNF Group	545,783	18,338,309
Genworth Financial, Inc. Class A (a)	1,001,984	4,669,245
Global Indemnity Ltd.	13,709	469,670
Goosehead Insurance (b)	19,603	498,308
Greenlight Capital Re, Ltd. (a)(b)	60,650	642,284
Hallmark Financial Services, Inc. (a)	10,337	117,842
Hanover Insurance Group, Inc.	83,897	9,623,825
Hartford Financial Services Group, Inc.	706,252	31,209,276
HCI Group, Inc.	13,167	715,626
Health Insurance Innovations, Inc. (a)(b)	22,858	841,632
Heritage Insurance Holdings, Inc.	60,181	965,905
Horace Mann Educators Corp.	79,807	3,214,626
Independence Holding Co.	16,014	616,379
Investors Title Co.	2,420	450,314
James River Group Holdings Ltd.	60,694	2,310,014
Kemper Corp.	120,550	9,173,855
Kingstone Companies, Inc.	9,045	142,730
Kinsale Capital Group, Inc.	39,379	2,449,768
Lincoln National Corp.	425,807	26,813,067
Loews Corp.	552,229	26,540,126
Maiden Holdings Ltd.	125,108	316,523
Markel Corp. (a)	27,524	31,491,309
Marsh & McLennan Companies, Inc.	1,003,777	89,035,020
MBIA, Inc. (a)(b)	208,068	1,937,113
Mercury General Corp.	55,250	3,129,913
MetLife, Inc.	1,977,687	88,264,171
National General Holdings Corp.	130,067	3,453,279
National Western Life Group, Inc.	4,928	1,513,882
Navigators Group, Inc.	45,117	3,134,278
NI Holdings, Inc. (a)	13,749	217,647
Old Republic International Corp.	576,717	13,004,968
Primerica, Inc.	84,609	10,058,318
Principal Financial Group, Inc.	529,517	26,115,778
ProAssurance Corp.	109,792	4,801,204
Progressive Corp.	1,159,579	76,868,492
Protective Insurance Corp. Class B	12,738	266,097
Prudential Financial, Inc.	827,976	77,631,030
Reinsurance Group of America, Inc.	125,575	18,758,394
RenaissanceRe Holdings Ltd.	80,100	10,622,061
RLI Corp.	83,438	6,326,269
Safety Insurance Group, Inc.	29,545	2,594,642
Selective Insurance Group, Inc.	119,803	7,951,325
State Auto Financial Corp.	27,464	961,240
Stewart Information Services Corp.	44,220	1,859,893
The Travelers Companies, Inc.	531,327	69,269,101
Third Point Reinsurance Ltd. (a)	160,902	1,660,509
Tiptree, Inc.	33,155	181,689
Torchmark Corp.	201,590	17,419,392
Trupanion, Inc. (a)(b)	49,251	1,474,082
United Fire Group, Inc.	43,788	2,358,860
United Insurance Holdings Corp.	43,725	848,265
Universal Insurance Holdings, Inc.	62,678	2,750,937
Unum Group	430,125	15,445,789
W.R. Berkley Corp.	191,810	15,110,792
White Mountains Insurance Group Ltd.	6,854	6,365,653
Willis Group Holdings PLC	259,754	41,417,775
		1,445,509,116
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	51,250	930,700
AGNC Investment Corp.	1,033,354	18,290,366
Annaly Capital Management, Inc.	2,499,499	25,094,970
Anworth Mortgage Asset Corp.	251,516	1,129,307
Apollo Commercial Real Estate Finance, Inc.	246,721	4,672,896
Arbor Realty Trust, Inc. (b)	149,308	1,769,300
Ares Commercial Real Estate Corp.	49,636	708,802
Armour Residential REIT, Inc.	78,889	1,746,602
Blackstone Mortgage Trust, Inc. (b)	229,793	8,065,734
Capstead Mortgage Corp.	189,470	1,464,603
Cherry Hill Mortgage Investment Corp.	19,510	370,885
Chimera Investment Corp.	389,423	7,473,027
Dynex Capital, Inc.	127,368	768,029
Ellington Residential Mortgage REIT	15,540	176,224
Exantas Capital Corp.	55,796	623,241
Great Ajax Corp.	20,136	260,358
Hunt Companies Finance Trust I (b)	6,106	20,944
Invesco Mortgage Capital, Inc.	236,846	3,699,535
KKR Real Estate Finance Trust, Inc.	75,512	1,472,484
Ladder Capital Corp. Class A	204,015	3,600,865
MFA Financial, Inc.	890,541	6,456,422
New Residential Investment Corp.	694,695	11,948,754
New York Mortgage Trust, Inc. (b)	227,021	1,407,530
Orchid Island Capital, Inc. (b)	113,192	766,310
Owens Realty Mortgage, Inc.	54,252	1,088,838
PennyMac Mortgage Investment Trust	137,871	2,902,185
Redwood Trust, Inc.	177,024	2,954,531
Starwood Property Trust, Inc.	548,781	12,276,231
TPG RE Finance Trust, Inc.	110,110	2,170,268
Two Harbors Investment Corp.	510,620	7,342,716
Western Asset Mortgage Capital Corp.	88,849	896,486
ZAIS Financial Corp.	18,554	276,455
		132,825,598
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	14,894	962,748
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)(b)	118,101	3,684,751
BankFinancial Corp.	19,300	288,149
Beneficial Bancorp, Inc.	178,014	2,755,657
BSB Bancorp, Inc. (a)	11,387	373,835
Capitol Federal Financial, Inc.	349,863	4,912,077
Dime Community Bancshares, Inc.	65,979	1,204,117
Entegra Financial Corp. (a)	3,030	70,114
ESSA Bancorp, Inc.	4,298	68,983
Essent Group Ltd. (a)	196,560	7,579,354
Farmer Mac Class C (non-vtg.)	19,331	1,277,006
First Defiance Financial Corp.	36,462	1,027,499
Flagstar Bancorp, Inc. (a)	63,249	2,052,430
FS Bancorp, Inc.	3,111	148,892
Hingham Institution for Savings	2,103	467,287
Home Bancorp, Inc.	8,218	312,120
HomeStreet, Inc. (a)	54,010	1,437,746
Impac Mortgage Holdings, Inc. (a)(b)	22,924	88,257
Kearny Financial Corp.	223,951	2,965,111
LendingTree, Inc. (a)(b)	15,340	3,993,616
Malvern Bancorp, Inc. (a)	6,089	127,260
Meridian Bancorp, Inc. Maryland	112,706	1,842,743
Meta Financial Group, Inc.	61,636	1,408,999
MGIC Investment Corp. (a)	722,209	8,457,067
New York Community Bancorp, Inc. (b)	949,839	10,096,789
NMI Holdings, Inc. (a)	132,868	2,596,241
Northfield Bancorp, Inc.	92,768	1,307,101
Northwest Bancshares, Inc.	235,321	4,219,306
OceanFirst Financial Corp.	99,769	2,571,047
Ocwen Financial Corp. (a)	226,819	478,588
Oritani Financial Corp.	122,108	1,903,664
Poage Bankshares, Inc.	2,365	58,345
Provident Financial Holdings, Inc.	3,066	53,808
Provident Financial Services, Inc.	132,445	3,401,188
Radian Group, Inc.	430,874	7,928,082
Riverview Bancorp, Inc.	10,064	81,921
Security National Financial Corp. Class A	12,342	68,128
SI Financial Group, Inc.	5,231	71,194
Southern Missouri Bancorp, Inc.	5,377	195,346
Sterling Bancorp, Inc.	29,919	252,217
Territorial Bancorp, Inc.	13,244	368,845
TFS Financial Corp.	199,797	3,200,748
Timberland Bancorp, Inc.	5,712	161,650
Trustco Bank Corp., New York	200,094	1,578,742
United Community Financial Corp.	86,143	824,389
United Financial Bancorp, Inc. New	111,554	1,827,255
Walker & Dunlop, Inc.	62,162	2,935,911
Washington Federal, Inc.	184,491	5,315,186
Waterstone Financial, Inc.	43,917	736,049
Westfield Financial, Inc.	33,310	330,768
WMI Holdings Corp. (a)	55,491	839,579
WSFS Financial Corp.	63,718	2,680,616
		102,625,773

TOTAL FINANCIALS		8,150,064,584

HEALTH CARE - 15.0%
Biotechnology - 3.0%
AbbVie, Inc.	3,017,709	284,479,427
Abeona Therapeutics, Inc. (a)(b)	62,198	510,024
ACADIA Pharmaceuticals, Inc. (a)(b)	198,312	3,779,827
Acceleron Pharma, Inc. (a)(b)	75,443	3,993,198
Achaogen, Inc. (a)(b)	54,118	87,130
Achillion Pharmaceuticals, Inc. (a)	264,408	764,139
Acorda Therapeutics, Inc. (a)	88,450	1,807,034
Actinium Pharmaceuticals, Inc. (a)	38,656	22,440
Adamas Pharmaceuticals, Inc. (a)(b)	38,351	392,714
ADMA Biologics, Inc. (a)(b)	46,526	245,192
Aduro Biotech, Inc. (a)(b)	103,375	256,370
Advaxis, Inc. (a)	48,573	19,915
Adverum Biotechnologies, Inc. (a)(b)	103,188	370,445
Aeglea BioTherapeutics, Inc. (a)	26,323	221,640
Aevi Genomic Medicine, Inc. (a)	41,669	42,919
Agenus, Inc. (a)(b)	190,815	459,864
AgeX Therapeutics, Inc. (a)	34,644	187,078
Agios Pharmaceuticals, Inc. (a)(b)	100,569	6,617,440
Aimmune Therapeutics, Inc. (a)(b)	78,694	1,868,983
Akebia Therapeutics, Inc. (a)	89,194	720,688
Albireo Pharma, Inc. (a)	13,977	369,692
Alder Biopharmaceuticals, Inc. (a)(b)	108,499	1,451,717
Aldeyra Therapeutics, Inc. (a)	58,801	527,445
Alexion Pharmaceuticals, Inc. (a)	443,493	54,616,163
Alkermes PLC (a)(b)	310,784	11,324,969
Allakos, Inc. (a)(b)	16,500	972,015
Allena Pharmaceuticals, Inc. (a)	8,811	82,559
Alnylam Pharmaceuticals, Inc. (a)	178,676	14,501,344
Alpine Immune Sciences, Inc. (a)	12,084	58,003
Altimmune, Inc. (a)(b)	171	614
AMAG Pharmaceuticals, Inc. (a)(b)	66,217	1,195,217
Amgen, Inc.	1,291,700	268,996,525
Amicus Therapeutics, Inc. (a)(b)	366,758	4,049,008
AnaptysBio, Inc. (a)	47,189	3,519,356
Anavex Life Sciences Corp. (a)(b)	69,965	160,220
Anixa Biosciences, Inc. (a)(b)	25,229	98,898
Apellis Pharmaceuticals, Inc. (a)(b)	66,063	1,013,406
Applied Genetic Technologies Corp. (a)	14,097	91,490
Aptevo Therapeutics, Inc. (a)	25,681	59,066
Aptinyx, Inc. (b)	10,546	234,227
AquaBounty Technologies, Inc. (a)	1,372	3,416
Aquinox Pharmaceuticals, Inc. (a)	41,529	98,424
Aravive, Inc. (a)	6,284	34,688
Arcus Biosciences, Inc.	11,841	135,224
Ardelyx, Inc. (a)	110,323	300,079
Arena Pharmaceuticals, Inc. (a)	101,964	4,181,544
ArQule, Inc. (a)	197,124	731,330
Array BioPharma, Inc. (a)	427,984	6,817,785
Arrowhead Pharmaceuticals, Inc. (a)(b)	177,530	2,577,736
Arsanis, Inc. (a)(b)	8,493	33,038
Asterias Biotherapeutics, Inc. (a)(b)	24,436	29,812
Atara Biotherapeutics, Inc. (a)(b)	89,519	3,576,284
Athersys, Inc. (a)(b)	261,347	501,786
aTyr Pharma, Inc. (a)	6,529	4,022
Audentes Therapeutics, Inc. (a)	69,326	1,695,021
AVEO Pharmaceuticals, Inc. (a)(b)	241,113	499,104
Avid Bioservices, Inc. (a)	85,182	451,465
AVROBIO, Inc. (b)	14,087	377,391
Bellicum Pharmaceuticals, Inc. (a)	75,895	346,840
Biocept, Inc. (a)	2,199	2,331
BioCryst Pharmaceuticals, Inc. (a)(b)	219,585	2,015,790
Biogen, Inc. (a)	399,953	133,472,315
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	57,394	1,950,822
BioMarin Pharmaceutical, Inc. (a)	356,141	34,200,220
Biospecifics Technologies Corp. (a)	15,413	945,896
BioTime, Inc. (b)	346,441	495,411
bluebird bio, Inc. (a)(b)	108,221	13,299,279
Blueprint Medicines Corp. (a)	89,912	5,158,251
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	47,882
Calithera Biosciences, Inc. (a)	68,274	336,591
Calyxt, Inc. (a)(b)	10,855	125,050
Cancer Genetics, Inc. (a)(b)	9,725	2,723
Capricor Therapeutics, Inc. (a)(b)	31,524	24,337
Cara Therapeutics, Inc. (a)(b)	69,866	1,270,164
CareDx, Inc. (a)	71,026	2,078,931
CASI Pharmaceuticals, Inc. (a)(b)	84,183	364,512
Catalyst Biosciences, Inc. (a)(b)	23,199	247,765
Catalyst Pharmaceutical Partners, Inc. (a)	206,783	524,195
Cel-Sci Corp. (a)(b)	25,753	84,470
Celcuity, Inc. (a)	1,151	30,962
Celgene Corp. (a)	1,406,956	101,610,362
Celldex Therapeutics, Inc. (a)	215,095	64,227
Cellular Biomedicine Group, Inc. (a)(b)	19,712	392,860
Celsion Corp. (a)	10,668	20,589
ChemoCentryx, Inc. (a)	53,974	542,439
Chimerix, Inc. (a)	63,824	209,981
Cidara Therapeutics, Inc. (a)(b)	11,887	43,269
Cleveland Biolabs, Inc. (a)	1,776	3,321
Clovis Oncology, Inc. (a)(b)	98,725	1,699,057
Co.-Diagnostics, Inc. (a)	7,929	16,889
CohBar, Inc. (a)(b)	86,892	355,388
Coherus BioSciences, Inc. (a)(b)	114,229	1,263,373
Conatus Pharmaceuticals, Inc. (a)(b)	36,543	163,713
Concert Pharmaceuticals, Inc. (a)	33,395	478,550
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	97,055	669,680
Corvus Pharmaceuticals, Inc. (a)	20,017	119,702
Crinetics Pharmaceuticals, Inc. (a)(b)	11,833	413,445
CTI BioPharma Corp. (a)	94,910	159,449
Cue Biopharma, Inc. (a)(b)	17,423	81,540
Curis, Inc. (a)	35,800	30,702
Cyclacel Pharmaceuticals, Inc. (a)(b)	960	850
Cytokinetics, Inc. (a)	105,142	826,416
CytomX Therapeutics, Inc. (a)	104,454	1,441,465
Cytori Therapeutics, Inc. (a)	1,078	355
CytRx Corp. (a)(b)	40,644	23,370
Deciphera Pharmaceuticals, Inc. (a)(b)	27,445	715,491
Denali Therapeutics, Inc. (a)(b)	135,147	2,590,768
Dicerna Pharmaceuticals, Inc. (a)	93,536	1,394,622
Dynavax Technologies Corp. (a)(b)	116,482	1,316,247
Eagle Pharmaceuticals, Inc. (a)(b)	25,510	1,285,704
Edge Therapeutics, Inc. (a)	50,398	34,019
Editas Medicine, Inc. (a)(b)	87,548	2,727,996
Eidos Therapeutics, Inc. (b)	8,879	125,460
Eiger Biopharmaceuticals, Inc. (a)	29,282	310,682
Emergent BioSolutions, Inc. (a)	86,223	6,280,483
Enanta Pharmaceuticals, Inc. (a)	32,596	2,579,647
Epizyme, Inc. (a)	117,530	872,073
Esperion Therapeutics, Inc. (a)	51,811	2,754,273
Exact Sciences Corp. (a)(b)	241,224	18,810,648
Exelixis, Inc. (a)	595,429	12,093,163
Fate Therapeutics, Inc. (a)(b)	116,698	1,792,481
Fibrocell Science, Inc. (a)(b)	2,592	5,495
FibroGen, Inc. (a)	152,796	6,625,235
Five Prime Therapeutics, Inc. (a)	76,988	988,526
Flexion Therapeutics, Inc. (a)(b)	70,183	1,144,685
Fortress Biotech, Inc. (a)(b)	43,908	53,568
Forty Seven, Inc.	6,992	129,911
Galectin Therapeutics, Inc. (a)(b)	56,076	277,015
Genocea Biosciences, Inc. (a)(b)	59,471	37,455
Genomic Health, Inc. (a)	41,504	3,280,891
GenVec, Inc. rights (a)(c)	814	0
Geron Corp. (a)(b)	355,017	571,577
Gilead Sciences, Inc.	2,589,710	186,303,737
Global Blood Therapeutics, Inc. (a)(b)	107,777	3,399,287
GlycoMimetics, Inc. (a)(b)	63,039	724,318
GTx, Inc. (a)(b)	20,485	29,703
Halozyme Therapeutics, Inc. (a)	263,841	4,356,015
Heat Biologics, Inc. (a)(b)	27,222	37,566
Hemispherx Biopharma, Inc. (a)	10,898	1,962
Heron Therapeutics, Inc. (a)(b)	138,379	3,975,629
Homology Medicines, Inc. (a)(b)	23,470	516,105
iBio, Inc. (a)(b)	4,036	3,148
Idera Pharmaceuticals, Inc. (a)	39,263	269,737
Immune Design Corp. (a)	68,872	110,195
ImmunoGen, Inc. (a)	325,580	1,793,946
Immunomedics, Inc. (a)(b)	345,438	6,939,849
Incyte Corp. (a)	347,072	22,299,376
Infinity Pharmaceuticals, Inc. (a)(b)	82,811	110,139
Inovio Pharmaceuticals, Inc. (a)(b)	153,711	822,354
Insmed, Inc. (a)(b)	161,749	2,896,925
Insys Therapeutics, Inc. (a)(b)	45,156	271,388
Intellia Therapeutics, Inc. (a)(b)	56,694	1,015,390
Intercept Pharmaceuticals, Inc. (a)(b)	44,626	4,949,470
Intrexon Corp. (a)(b)	138,526	1,357,555
Invitae Corp. (a)	122,521	1,706,718
Ionis Pharmaceuticals, Inc. (a)(b)	273,742	15,956,421
Iovance Biotherapeutics, Inc. (a)	257,537	2,490,383
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	274,281	3,790,563
IsoRay, Inc. (a)	57,047	23,589
Jounce Therapeutics, Inc. (a)	23,698	102,375
Kadmon Holdings, Inc. (a)(b)	207,825	507,093
Kalvista Pharmaceuticals, Inc. (a)	16,453	395,859
Karyopharm Therapeutics, Inc. (a)(b)	92,956	966,742
Keryx Biopharmaceuticals, Inc. (a)(b)	230,453	693,664
Kezar Life Sciences, Inc. (b)	10,691	317,309
Kindred Biosciences, Inc. (a)	55,110	749,496
Kiniksa Pharmaceuticals Ltd. (b)	22,765	460,308
Krystal Biotech, Inc. (a)	13,611	345,447
Kura Oncology, Inc. (a)(b)	53,689	681,850
La Jolla Pharmaceutical Co. (a)(b)	42,577	616,089
Leap Therapeutics, Inc. (a)	2,828	10,464
Lexicon Pharmaceuticals, Inc. (a)(b)	97,066	786,235
Ligand Pharmaceuticals, Inc. Class B (a)(b)	41,449	6,539,409
Liquidia Technologies, Inc.	10,311	230,554
Loxo Oncology, Inc. (a)	56,323	7,908,876
Macrogenics, Inc. (a)(b)	77,366	1,331,469
Madrigal Pharmaceuticals, Inc. (a)(b)	16,893	1,953,675
MannKind Corp. (a)(b)	303,238	539,764
Marker Therapeutics, Inc. (a)(b)	63,438	447,872
Matinas BioPharma Holdings, Inc. (a)(b)	91,988	77,638
MediciNova, Inc. (a)(b)	72,252	719,630
MEI Pharma, Inc. (a)	62,189	179,104
Menlo Therapeutics, Inc. (a)	14,423	86,682
Merrimack Pharmaceuticals, Inc. (a)	22,287	97,394
Minerva Neurosciences, Inc. (a)	65,041	514,474
Miragen Therapeutics, Inc. (a)	39,491	137,429
Mirati Therapeutics, Inc. (a)(b)	64,030	2,470,918
Molecular Templates, Inc. (a)(b)	11,026	56,784
Moleculin Biotech, Inc. (a)	37,484	49,104
Momenta Pharmaceuticals, Inc. (a)	152,669	1,807,601
Myriad Genetics, Inc. (a)	147,825	4,765,878
NanoViricides, Inc. (a)	32,620	11,955
NantKwest, Inc. (a)(b)	76,001	129,962
Natera, Inc. (a)	79,677	1,380,006
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	28,819
Neon Therapeutics, Inc. (b)	9,897	61,262
Neuralstem, Inc. (a)	8,195	4,122
Neurocrine Biosciences, Inc. (a)	177,335	15,653,360
NewLink Genetics Corp. (a)	41,496	78,427
Novavax, Inc. (a)(b)	876,912	1,815,208
Ohr Pharmaceutical, Inc. (a)	32,314	4,847
OncoCyte Corp. (a)(b)	3,324	5,651
OncoGenex Pharmaceuticals, Inc. (a)	96	146
OncoMed Pharmaceuticals, Inc. (a)	27,577	32,265
OncoSec Medical, Inc. (a)(b)	134,791	118,670
Ophthotech Corp. (a)	50,366	93,681
Opko Health, Inc. (a)(b)	712,532	2,664,870
Oragenics, Inc. (a)(b)	998	1,347
Organovo Holdings, Inc. (a)(b)	337,362	326,938
OvaScience, Inc. (a)	60,110	43,868
Palatin Technologies, Inc. (a)(b)	331,257	268,119
PDL BioPharma, Inc. (a)(b)	309,517	950,217
Pfenex, Inc. (a)	46,697	193,326
Polarityte, Inc. (a)(b)	30,906	457,409
Portola Pharmaceuticals, Inc. (a)(b)	128,424	2,806,064
Progenics Pharmaceuticals, Inc. (a)(b)	161,932	840,427
Protagonist Therapeutics, Inc. (a)	52,263	338,142
Proteon Therapeutics, Inc. (a)	5,515	9,155
Proteostasis Therapeutics, Inc. (a)	82,937	420,491
Prothena Corp. PLC (a)(b)	73,253	879,769
PTC Therapeutics, Inc. (a)	95,462	3,390,810
Puma Biotechnology, Inc. (a)(b)	65,071	1,512,250
Ra Pharmaceuticals, Inc. (a)	32,244	508,488
Radius Health, Inc. (a)(b)	76,029	1,267,403
Recro Pharma, Inc. (a)	20,797	136,636
Regeneron Pharmaceuticals, Inc. (a)	154,012	56,314,488
REGENXBIO, Inc. (a)	59,264	3,550,506
Regulus Therapeutics, Inc. (a)(b)	7,152	11,515
Repligen Corp. (a)(b)	77,104	4,986,316
Replimune Group, Inc. (a)	6,018	90,210
Retrophin, Inc. (a)	82,684	2,029,065
Rexahn Pharmaceuticals, Inc. (a)	42,298	45,682
Rigel Pharmaceuticals, Inc. (a)	307,310	869,687
Riot Blockchain, Inc. (a)(b)	24,575	45,710
Rocket Pharmaceuticals, Inc. (a)(b)	41,422	667,308
Rubius Therapeutics, Inc. (b)	21,466	458,943
Sage Therapeutics, Inc. (a)	91,612	10,561,947
Sangamo Therapeutics, Inc. (a)(b)	201,742	2,495,549
Sarepta Therapeutics, Inc. (a)(b)	132,560	17,162,543
Savara, Inc. (a)(b)	55,437	497,270
Scholar Rock Holding Corp. (b)	10,905	265,646
Seattle Genetics, Inc. (a)(b)	211,736	13,250,439
Selecta Biosciences, Inc. (a)(b)	30,527	184,078
Sellas Life Sciences Group, Inc. (a)	425	761
Seres Therapeutics, Inc. (a)(b)	32,924	274,915
Sesen Bio, Inc. (a)(b)	98,188	169,865
Sienna Biopharmaceuticals, Inc. (a)	4,913	49,670
Solid Biosciences, Inc. (a)(b)	28,613	892,153
Sophiris Bio, Inc. (a)	57,410	114,246
Sorrento Therapeutics, Inc. (a)(b)	175,528	607,327
Spark Therapeutics, Inc. (a)(b)	69,865	2,943,412
Spectrum Pharmaceuticals, Inc. (a)	192,371	2,781,685
Spring Bank Pharmaceuticals, Inc. (a)	9,145	102,790
Stemline Therapeutics, Inc. (a)	50,071	550,280
Sunesis Pharmaceuticals, Inc. (a)(b)	29,991	27,061
Surface Oncology, Inc.	10,117	81,745
Syndax Pharmaceuticals, Inc. (a)	33,111	168,866
Synergy Pharmaceuticals, Inc. (a)(b)	423,445	163,619
Synlogic, Inc. (a)	24,107	205,151
Synthetic Biologics, Inc. (a)(b)	2,422	1,841
Syros Pharmaceuticals, Inc. (a)	42,858	291,863
T2 Biosystems, Inc. (a)(b)	79,564	353,264
Tenax Therapeutics, Inc. (a)	69	149
TESARO, Inc. (a)(b)	88,397	4,099,853
TG Therapeutics, Inc. (a)(b)	153,167	771,962
Tocagen, Inc. (a)(b)	38,511	496,792
TONIX Pharmaceuticals Holding (a)	171	887
TRACON Pharmaceuticals, Inc. (a)	4,111	5,591
Translate Bio, Inc.	7,600	54,948
Trevena, Inc. (a)	130,021	82,563
Trovagene, Inc. (a)(b)	2,821	1,969
Ultragenyx Pharmaceutical, Inc. (a)(b)	92,547	4,966,997
United Therapeutics Corp. (a)	86,681	10,237,026
UNITY Biotechnology, Inc. (b)	7,256	93,312
Unum Therapeutics, Inc.	16,295	112,436
Vanda Pharmaceuticals, Inc. (a)	103,474	2,590,989
Vaxart, Inc. (a)	4,190	12,905
VBI Vaccines, Inc. (a)(b)	25,788	41,261
Veracyte, Inc. (a)	64,866	793,960
Verastem, Inc. (a)(b)	140,678	717,458
Vericel Corp. (a)	84,118	1,478,794
Vertex Pharmaceuticals, Inc. (a)	507,058	91,671,016
Vical, Inc. (a)	6,566	8,339
Viking Therapeutics, Inc. (a)(b)	101,992	1,151,490
VistaGen Therapeutics, Inc. (a)(b)	22,368	40,262
Vital Therapies, Inc. (a)(b)	55,114	17,438
Voyager Therapeutics, Inc. (a)(b)	39,765	453,321
Xbiotech, Inc. (a)	36,998	165,751
Xencor, Inc. (a)	95,182	3,998,596
XOMA Corp. (b)	11,543	173,491
XOMA Corp. rights 12/14/18 (a)(b)	1,324	2,688
Yield10 Bioscience, Inc. (a)(b)	693	880
Zafgen, Inc. (a)	66,948	337,418
ZIOPHARM Oncology, Inc. (a)(b)	320,402	1,073,347
		1,656,724,463
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	3,489,734	258,414,803
Abiomed, Inc. (a)	88,973	29,599,538
Accuray, Inc. (a)(b)	202,019	828,278
Akers Biosciences, Inc. (a)(b)	18,662	28,180
Align Technology, Inc. (a)	143,990	33,101,861
Alliqua Biomedical, Inc. (a)(b)	439	1,212
Alphatec Holdings, Inc. (a)	3,066	8,309
Angiodynamics, Inc. (a)	77,322	1,661,650
Anika Therapeutics, Inc. (a)(b)	30,719	1,058,270
Antares Pharma, Inc. (a)	313,081	1,130,222
Apollo Endosurgery, Inc. (a)	102	455
Atricure, Inc. (a)	70,181	2,350,362
Atrion Corp.	3,083	2,383,837
Avanos Medical, Inc. (a)	92,971	4,435,646
Avinger, Inc. (a)	780	242
AxoGen, Inc. (a)(b)	68,956	2,308,647
Baxter International, Inc.	991,660	67,978,293
Becton, Dickinson & Co.	532,703	134,640,683
Bellerophon Therapeutics, Inc. (a)	36,993	35,143
BioLase Technology, Inc. (a)	6,234	7,169
BioLife Solutions, Inc. (a)(b)	16,867	201,898
Boston Scientific Corp. (a)	2,758,966	103,930,249
Bovie Medical Corp. (a)	49,847	352,418
Cantel Medical Corp.	72,277	6,207,149
Cardiovascular Systems, Inc. (a)	69,124	2,133,858
CAS Medical Systems, Inc. (a)	11,651	22,253
Cerus Corp. (a)	269,265	1,413,641
Cesca Therapeutics, Inc. (a)	793	257
Chembio Diagnostics, Inc. (a)	2,391	16,617
ConforMis, Inc. (a)	87,736	47,430
CONMED Corp.	50,457	3,429,058
Corindus Vascular Robotics, Inc. (a)(b)	178,714	218,031
Cryolife, Inc. (a)	65,208	1,977,107
CryoPort, Inc. (a)(b)	52,805	571,350
Cutera, Inc. (a)	27,491	563,566
CytoSorbents Corp. (a)(b)	50,106	523,107
Danaher Corp.	1,228,096	134,525,636
Dare Bioscience, Inc. (a)(b)	17,253	14,872
Dentsply Sirona, Inc.	442,572	16,720,370
DexCom, Inc. (a)	174,951	22,671,900
Edwards Lifesciences Corp. (a)	418,240	67,759,062
Ekso Bionics Holdings, Inc. (a)(b)	113,321	210,777
Endologix, Inc. (a)	150,152	127,809
Fonar Corp. (a)	8,356	184,083
Genmark Diagnostics, Inc. (a)(b)	107,242	558,731
Glaukos Corp. (a)(b)	64,913	4,276,468
Globus Medical, Inc. (a)	145,197	7,011,563
Haemonetics Corp. (a)	103,043	11,054,453
Helius Medical Technologies, Inc. (U.S.) (a)(b)	20,935	173,761
Heska Corp. (a)	14,210	1,477,556
Hill-Rom Holdings, Inc.	131,230	12,724,061
Hologic, Inc. (a)	544,561	24,183,954
ICU Medical, Inc. (a)	33,091	7,958,055
IDEXX Laboratories, Inc. (a)	172,178	35,082,989
Inogen, Inc. (a)	33,875	4,991,820
Inspire Medical Systems, Inc. (b)	18,247	838,267
Insulet Corp. (a)(b)	123,009	10,324,145
Integer Holdings Corp. (a)	60,071	5,321,089
Integra LifeSciences Holdings Corp. (a)	142,394	7,636,590
IntriCon Corp. (a)	15,036	520,697
Intuitive Surgical, Inc. (a)	226,855	120,430,514
Invacare Corp.	75,980	417,890
InVivo Therapeutics Holdings Corp. (a)	1,850	3,682
IRadimed Corp. (a)(b)	6,686	192,423
iRhythm Technologies, Inc. (a)	44,426	3,291,078
Iridex Corp. (a)	4,871	23,089
Kewaunee Scientific Corp.	1,376	34,882
Lantheus Holdings, Inc. (a)	77,203	1,447,556
LeMaitre Vascular, Inc.	38,823	1,082,773
LivaNova PLC (a)	96,759	9,791,043
Masimo Corp. (a)	95,244	10,516,842
Medtronic PLC	2,685,438	261,910,768
Meridian Bioscience, Inc.	85,642	1,622,059
Merit Medical Systems, Inc. (a)	108,656	6,850,761
Microbot Medical, Inc. (a)	486	851
Misonix, Inc. (a)	7,938	127,405
Myomo, Inc. (a)(b)	11,057	19,792
Natus Medical, Inc. (a)	76,587	2,709,648
Neogen Corp. (a)	107,260	6,956,884
Nevro Corp. (a)	60,170	2,497,657
NuVasive, Inc. (a)	100,454	6,397,915
Nuvectra Corp. (a)	40,770	814,177
NxStage Medical, Inc. (a)	140,636	3,971,561
OraSure Technologies, Inc. (a)	129,623	1,646,212
Orthofix International NV (a)	41,359	2,491,880
OrthoPediatrics Corp. (a)(b)	12,185	381,025
Penumbra, Inc. (a)(b)	61,877	8,614,516
Precision Therapeutics, Inc. (a)(b)	19,298	14,666
Pulse Biosciences, Inc. (b)	10,423	130,704
Pulse Biosciences, Inc. rights 12/6/18 (a)(b)	10,423	0
Quanterix Corp. (a)	14,458	270,943
Quidel Corp. (a)	72,563	4,413,282
ResMed, Inc.	283,129	31,650,991
Retractable Technologies, Inc. (a)	5,248	3,490
Rockwell Medical Technologies, Inc. (a)(b)	83,284	275,670
RTI Biologics, Inc. (a)	100,701	419,923
Seaspine Holdings Corp. (a)	22,400	440,384
Second Sight Medical Products, Inc. (a)(b)	46,884	50,635
Sientra, Inc. (a)(b)	50,626	860,642
Sintx Technologies, Inc. (a)(b)	5,751	1,438
Staar Surgical Co. (a)	55,622	2,114,192
Steris PLC	167,775	19,978,647
STRATA Skin Sciences, Inc. (a)	803	2,497
Stryker Corp.	619,285	108,659,746
SurModics, Inc. (a)	29,526	1,788,980
Tactile Systems Technology, Inc. (a)(b)	35,354	1,988,309
Tandem Diabetes Care, Inc. (a)	112,393	4,138,310
Teleflex, Inc.	91,617	25,233,154
The Cooper Companies, Inc.	97,758	27,257,863
TransEnterix, Inc. (a)(b)	354,954	1,103,907
Utah Medical Products, Inc.	13,511	1,282,059
Varex Imaging Corp. (a)	86,203	2,271,449
Varian Medical Systems, Inc. (a)	180,794	22,308,172
Vermillion, Inc. (a)	12,449	6,752
ViewRay, Inc. (a)(b)	117,177	786,258
Viveve Medical, Inc. (a)(b)	45,477	93,228
West Pharmaceutical Services, Inc.	145,970	15,992,473
Wright Medical Group NV (a)(b)	229,074	6,404,909
Zimmer Biomet Holdings, Inc.	403,012	47,160,464
Zosano Pharma Corp. (a)(b)	22,328	83,507
		1,819,362,024
Health Care Providers & Services - 3.1%
AAC Holdings, Inc. (a)	16,668	32,836
Acadia Healthcare Co., Inc. (a)(b)	172,183	5,849,057
Aceto Corp.	47,837	77,496
Addus HomeCare Corp. (a)	20,440	1,517,057
Amedisys, Inc. (a)	57,080	7,777,150
American Renal Associates Holdings, Inc. (a)	37,535	622,706
AmerisourceBergen Corp.	317,097	28,189,923
AMN Healthcare Services, Inc. (a)(b)	96,710	6,160,427
Anthem, Inc.	517,513	150,114,996
Apollo Medical Holdings, Inc. (a)	47,506	851,308
BioScrip, Inc. (a)(b)	249,938	987,255
BioTelemetry, Inc. (a)	64,925	4,605,780
Brookdale Senior Living, Inc. (a)	401,281	3,430,953
Caladrius Biosciences, Inc. (a)	9,530	47,555
Capital Senior Living Corp. (a)	53,746	483,714
Cardinal Health, Inc.	609,903	33,440,981
Catasys, Inc. (a)(b)	3,161	37,015
Centene Corp. (a)	409,897	58,307,848
Chemed Corp.	33,212	10,520,897
Cigna Corp.	485,303	108,406,984
Civitas Solutions, Inc. (a)	27,734	384,948
Community Health Systems, Inc. (a)(b)	259,756	1,233,841
Corvel Corp. (a)	20,827	1,451,642
Cross Country Healthcare, Inc. (a)	66,434	602,556
CVS Health Corp. (b)	2,574,455	206,471,291
DaVita HealthCare Partners, Inc. (a)	255,916	16,905,811
Diplomat Pharmacy, Inc. (a)(b)	107,668	1,666,701
Encompass Health Corp.	198,947	14,962,804
Express Scripts Holding Co. (a)	1,119,473	113,592,925
Five Star Sr Living, Inc. (a)	70,113	26,173
G1 Therapeutics, Inc. (a)	49,300	1,884,739
Genesis HealthCare, Inc. Class A (a)(b)	72,843	115,820
HCA Holdings, Inc.	535,636	77,126,228
HealthEquity, Inc. (a)	105,502	9,356,972
Henry Schein, Inc. (a)(b)	303,575	27,078,890
Humana, Inc.	274,800	90,538,356
Interpace Diagnostics Group, Inc. (a)	136	143
Laboratory Corp. of America Holdings (a)	201,550	29,353,742
LHC Group, Inc. (a)	58,223	6,105,846
Magellan Health Services, Inc. (a)	48,141	2,624,647
McKesson Corp.	396,090	49,313,205
MEDNAX, Inc. (a)	183,817	7,389,443
Molina Healthcare, Inc. (a)(b)	121,596	16,988,177
National Healthcare Corp.	20,690	1,726,581
National Research Corp. Class A	20,553	819,448
National Vision Holdings, Inc. (a)	122,349	4,498,773
Neuronetics, Inc. (b)	13,389	238,860
OptiNose, Inc. (a)(b)	38,007	299,115
Owens & Minor, Inc.	118,083	900,973
Patterson Companies, Inc. (b)	169,627	4,303,437
PetIQ, Inc. Class A (a)(b)	30,956	965,827
Premier, Inc. (a)	106,252	4,213,954
Providence Service Corp.	23,878	1,690,801
Psychemedics Corp.	2,724	47,833
Quest Diagnostics, Inc.	270,527	23,960,576
Quorum Health Corp. (a)(b)	61,662	271,929
R1 RCM, Inc. (a)	205,078	1,878,514
RadNet, Inc. (a)	82,744	1,066,570
Select Medical Holdings Corp. (a)	227,194	4,403,020
Sharps Compliance Corp. (a)	12,687	42,501
Surgery Partners, Inc. (a)	43,549	624,928
Tenet Healthcare Corp. (a)(b)	162,206	4,228,710
The Ensign Group, Inc.	97,152	4,407,786
The Joint Corp. (a)	4,485	34,759
Tivity Health, Inc. (a)(b)	82,736	3,388,867
Triple-S Management Corp. (a)	44,329	845,797
U.S. Physical Therapy, Inc.	28,368	3,375,508
UnitedHealth Group, Inc.	1,914,248	538,592,817
Universal Health Services, Inc. Class B	170,191	23,484,656
Wellcare Health Plans, Inc. (a)	98,639	25,141,108
		1,752,090,486
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	359,625	3,671,771
athenahealth, Inc. (a)	79,318	10,557,226
Castlight Health, Inc. Class B (a)	151,493	395,397
Cerner Corp. (a)	648,876	37,576,409
Computer Programs & Systems, Inc.	21,937	585,279
Evolent Health, Inc. (a)(b)	147,615	3,793,706
HealthStream, Inc.	46,897	1,155,542
HMS Holdings Corp. (a)	165,285	5,907,286
HTG Molecular Diagnostics (a)(b)	63,917	227,545
iCAD, Inc. (a)	14,864	64,510
Inovalon Holdings, Inc. Class A (a)(b)	143,269	1,905,478
Medidata Solutions, Inc. (a)(b)	121,759	9,401,012
NantHealth, Inc. (a)(b)	56,729	50,540
Nextgen Healthcare, Inc. (a)	106,167	1,863,231
Omnicell, Inc. (a)	79,240	6,119,705
OptimizeRx Corp. (a)	10,013	162,311
Simulations Plus, Inc.	18,998	376,540
Tabula Rasa HealthCare, Inc. (a)	34,121	2,575,453
Teladoc Health, Inc. (a)(b)	137,813	8,606,422
Valeritas Holdings, Inc. (a)	25,700	9,301
Veeva Systems, Inc. Class A (a)	238,668	22,950,315
Vocera Communications, Inc. (a)	65,757	2,613,183
		120,568,162
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	48,811	720,938
Agilent Technologies, Inc.	635,772	45,998,104
Bio-Rad Laboratories, Inc. Class A (a)	39,059	10,720,133
Bio-Techne Corp.	74,962	12,100,366
Bruker Corp.	204,025	6,761,389
Cambrex Corp. (a)	66,661	3,188,396
Champions Oncology, Inc. (a)	9,660	122,392
Charles River Laboratories International, Inc. (a)	94,347	12,722,693
ChromaDex, Inc. (a)(b)	56,591	200,898
Codexis, Inc. (a)	101,363	2,221,877
Enzo Biochem, Inc. (a)	66,443	204,644
Fluidigm Corp. (a)(b)	70,036	574,295
Harvard Bioscience, Inc. (a)	53,166	210,006
Illumina, Inc. (a)	293,313	98,993,138
IQVIA Holdings, Inc. (a)(b)	321,167	40,168,357
Luminex Corp.	90,199	2,649,145
Medpace Holdings, Inc. (a)	50,255	3,111,287
Mettler-Toledo International, Inc. (a)	50,481	32,139,233
Nanostring Technologies, Inc. (a)	49,108	848,095
NeoGenomics, Inc. (a)	145,940	2,393,416
Pacific Biosciences of California, Inc. (a)	280,576	2,194,104
PerkinElmer, Inc.	218,068	18,985,000
PRA Health Sciences, Inc. (a)	114,333	13,347,234
Syneos Health, Inc. (a)	121,998	6,309,737
Thermo Fisher Scientific, Inc.	801,925	200,120,384
Waters Corp. (a)	153,680	30,517,774
		547,523,035
Pharmaceuticals - 4.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	153,675	517,885
Acer Therapeutics, Inc. (a)	9,342	214,025
Aclaris Therapeutics, Inc. (a)(b)	68,089	634,589
Adamis Pharmaceuticals Corp. (a)(b)	95,804	292,202
Aerie Pharmaceuticals, Inc. (a)(b)	78,816	3,143,970
Agile Therapeutics, Inc. (a)(b)	87,068	75,514
Akcea Therapeutics, Inc. (a)(b)	34,733	1,177,101
Akorn, Inc. (a)	181,300	1,243,718
Alimera Sciences, Inc. (a)(b)	22,049	22,490
Allergan PLC	633,152	99,151,603
Amneal Pharmaceuticals, Inc. (a)(b)	154,965	2,744,430
Amphastar Pharmaceuticals, Inc. (a)	75,909	1,648,743
Ampio Pharmaceuticals, Inc. (a)(b)	168,674	107,310
ANI Pharmaceuticals, Inc. (a)	15,497	861,478
ANI Pharmaceuticals, Inc. rights (a)(c)	21,445	0
Apricus Biosciences, Inc. (a)	41,618	12,735
Aquestive Therapeutics, Inc.	7,497	64,399
Aradigm Corp. (a)(b)	17,241	12,672
Aratana Therapeutics, Inc. (a)	80,168	521,092
Assembly Biosciences, Inc. (a)	44,162	1,138,496
Assertio Therapeutics, Inc. (a)(b)	137,271	684,296
AstraZeneca PLC rights (a)(c)	7,692	0
Athenex, Inc. (a)(b)	82,011	1,084,185
Axsome Therapeutics, Inc. (a)	21,511	70,126
Bio Path Holdings, Inc. (a)	16,665	7,386
Biodelivery Sciences International, Inc. (a)	170,623	622,774
BioPharmX Corp. (a)	64,864	10,411
Bristol-Myers Squibb Co.	3,253,371	173,925,214
Catalent, Inc. (a)	287,385	11,394,815
Cerecor, Inc. (a)(b)	17,078	59,944
Chiasma, Inc. (a)	8,745	35,155
Clearside Biomedical, Inc. (a)	59,205	87,031
Collegium Pharmaceutical, Inc. (a)(b)	53,138	1,019,718
ContraVir Pharmaceuticals, Inc. (a)(b)	18,614	9,642
Corcept Therapeutics, Inc. (a)(b)	209,590	2,919,589
CorMedix, Inc. (a)(b)	173,099	228,491
Cumberland Pharmaceuticals, Inc. (a)	7,158	44,881
CymaBay Therapeutics, Inc. (a)	115,491	1,031,335
Dermira, Inc. (a)(b)	70,654	820,293
Dova Pharmaceuticals, Inc. (a)(b)	24,096	359,030
Durect Corp. (a)	291,543	259,123
Eli Lilly & Co.	1,904,982	226,007,064
Eloxx Pharmaceuticals, Inc. (a)(b)	47,990	747,204
Endo International PLC (a)	391,608	4,711,044
Endocyte, Inc. (a)	133,585	3,156,614
Evofem Biosciences, Inc. (a)	1,682	5,887
Evolus, Inc. (a)(b)	20,100	300,696
Eyepoint Pharmaceuticals, Inc. (a)(b)	108,251	255,472
Flex Pharma, Inc. (a)(b)	10,224	4,396
Gemphire Therapeutics, Inc. (a)(b)	13,477	15,768
Horizon Pharma PLC (a)	331,709	6,627,546
Imprimis Pharmaceuticals, Inc. (a)	30,845	145,897
InflaRx NV (a)	24,928	728,396
Innoviva, Inc. (a)	134,795	2,461,357
Intersect ENT, Inc. (a)	61,422	1,843,274
Intra-Cellular Therapies, Inc. (a)	90,774	1,311,684
Jazz Pharmaceuticals PLC (a)	119,180	18,020,016
Johnson & Johnson	5,340,381	784,501,969
Kala Pharmaceuticals, Inc. (a)	38,315	241,385
KemPharm, Inc. (a)	42,778	109,512
Lannett Co., Inc. (a)(b)	55,565	327,834
Lipocine, Inc. (a)(b)	20,645	28,077
Mallinckrodt PLC (a)(b)	166,498	3,960,987
Marinus Pharmaceuticals, Inc. (a)(b)	66,909	312,465
Melinta Therapeutics, Inc. (a)(b)	86,180	182,702
Merck & Co., Inc.	5,294,714	420,082,609
Mersana Therapeutics, Inc. (a)	17,550	93,015
Mustang Bio, Inc. (a)(b)	46,728	187,379
Mylan NV (a)	1,020,199	34,543,938
MyoKardia, Inc. (a)	65,691	4,077,440
Nektar Therapeutics (a)(b)	342,518	13,834,302
Neos Therapeutics, Inc. (a)	42,039	82,396
Novan, Inc. (a)	7,147	12,150
Novus Therapeutics, Inc. (a)	4,578	15,886
Ocular Therapeutix, Inc. (a)(b)	54,730	364,502
Odonate Therapeutics, Inc. (a)(b)	19,480	307,005
Omeros Corp. (a)(b)	96,420	1,345,059
Onconova Therapeutics, Inc. (a)	41	178
Otonomy, Inc. (a)	38,289	86,150
Pacira Pharmaceuticals, Inc. (a)	81,265	3,927,537
Pain Therapeutics, Inc. (a)(b)	4,934	5,674
Paratek Pharmaceuticals, Inc. (a)(b)	50,371	381,308
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	1,660
Perrigo Co. PLC	249,267	15,524,349
Pfizer, Inc.	11,667,150	539,372,345
Phibro Animal Health Corp. Class A	42,271	1,432,987
Plx Pharma PLC/New (a)	290	1,189
Prestige Brands Holdings, Inc. (a)(b)	103,367	4,012,707
Reata Pharmaceuticals, Inc. (a)(b)	30,461	1,923,612
resTORbio, Inc. (a)(b)	10,969	143,255
Revance Therapeutics, Inc. (a)	67,091	1,371,340
Rhythm Pharmaceuticals, Inc. (a)(b)	45,742	1,350,761
scPharmaceuticals, Inc. (a)	5,674	26,611
SCYNEXIS, Inc. (a)	57,121	42,270
SIGA Technologies, Inc. (a)(b)	136,087	849,183
Spero Therapeutics, Inc. (a)	17,885	146,299
Supernus Pharmaceuticals, Inc. (a)	106,201	5,036,051
Teligent, Inc. (a)(b)	140,525	289,482
Tetraphase Pharmaceuticals, Inc. (a)	88,378	158,197
The Medicines Company (a)(b)	127,315	2,817,481
TherapeuticsMD, Inc. (a)(b)	401,224	2,018,157
Theravance Biopharma, Inc. (a)(b)	87,589	2,418,332
Titan Pharmaceuticals, Inc. (a)(b)	11,285	3,727
Tricida, Inc. (b)	42,083	1,256,178
Verrica Pharmaceuticals, Inc. (a)	6,139	73,668
VIVUS, Inc. (a)(b)	15,707	44,451
WAVE Life Sciences (a)(b)	32,818	1,570,341
Xeris Pharmaceuticals, Inc. (b)	13,292	276,607
Zoetis, Inc. Class A	963,137	90,409,670
Zogenix, Inc. (a)(b)	86,241	3,543,643
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	112,894
		2,519,839,112

TOTAL HEALTH CARE		8,416,107,282

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
AAR Corp.	64,607	2,822,680
Aerojet Rocketdyne Holdings, Inc. (a)(b)	136,779	4,815,989
AeroVironment, Inc. (a)(b)	42,201	3,232,597
Arconic, Inc.	849,714	18,251,857
Arotech Corp. (a)	32,173	89,119
Astronics Corp. (a)	50,532	1,640,269
Astrotech Corp. (a)	1,741	4,875
Axon Enterprise, Inc. (a)	117,971	5,128,199
BWX Technologies, Inc.	198,337	8,968,799
CPI Aerostructures, Inc. (a)	5,980	41,800
Cubic Corp.	52,237	3,196,382
Curtiss-Wright Corp.	93,171	10,286,078
Ducommun, Inc. (a)	19,215	753,804
Engility Holdings, Inc. (a)	43,503	1,360,339
Esterline Technologies Corp. (a)	53,107	6,305,394
General Dynamics Corp.	555,338	102,676,443
Harris Corp.	234,703	33,550,794
HEICO Corp.	114,910	9,712,193
HEICO Corp. Class A	99,272	6,702,845
Hexcel Corp.	172,525	10,639,617
Huntington Ingalls Industries, Inc.	85,773	18,484,082
Innovative Solutions & Support, Inc. (a)	21,878	44,850
KEYW Holding Corp. (a)(b)	97,114	948,804
Kratos Defense & Security Solutions, Inc. (a)(b)	170,717	2,270,536
L3 Technologies, Inc.	154,882	28,388,322
Lockheed Martin Corp.	492,380	147,925,723
Mercury Systems, Inc. (a)	94,994	4,921,639
Micronet Enertec Technologies, Inc. (a)	3,018	1,183
Moog, Inc. Class A	67,948	5,942,053
National Presto Industries, Inc. (b)	10,933	1,404,672
Northrop Grumman Corp.	347,088	90,201,229
Raytheon Co.	569,657	99,883,658
SIFCO Industries, Inc. (a)	891	4,223
Sparton Corp. (a)	13,384	192,194
Spirit AeroSystems Holdings, Inc. Class A	209,087	17,120,044
Teledyne Technologies, Inc. (a)	71,647	16,090,483
Textron, Inc.	495,991	27,844,935
The Boeing Co.	1,063,287	368,705,400
TransDigm Group, Inc. (a)	96,783	35,003,508
Triumph Group, Inc.	96,901	1,628,906
United Technologies Corp.	1,609,690	196,124,630
Vectrus, Inc. (a)	21,828	528,892
Wesco Aircraft Holdings, Inc. (a)	135,076	1,285,924
		1,295,125,963
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	123,366	2,285,972
Atlas Air Worldwide Holdings, Inc. (a)	53,392	2,843,124
C.H. Robinson Worldwide, Inc. (b)	276,263	25,507,363
Echo Global Logistics, Inc. (a)	60,997	1,547,494
Expeditors International of Washington, Inc.	342,776	26,081,826
FedEx Corp.	482,995	110,605,855
Forward Air Corp.	60,777	3,967,523
Hub Group, Inc. Class A (a)	68,591	3,048,184
Radiant Logistics, Inc.	54,959	298,977
United Parcel Service, Inc. Class B	1,376,706	158,720,435
XPO Logistics, Inc. (a)	249,858	18,954,228
		353,860,981
Airlines - 0.5%
Alaska Air Group, Inc.	249,762	18,297,564
Allegiant Travel Co.	26,478	3,558,908
American Airlines Group, Inc.	817,144	32,816,503
Delta Air Lines, Inc.	1,254,351	76,151,649
Hawaiian Holdings, Inc.	101,162	4,060,643
JetBlue Airways Corp. (a)	620,664	12,115,361
Mesa Air Group, Inc.	19,447	234,920
SkyWest, Inc.	105,869	6,106,524
Southwest Airlines Co.	1,025,531	56,004,248
Spirit Airlines, Inc. (a)	136,282	8,738,402
United Continental Holdings, Inc. (a)	452,150	43,722,905
		261,807,627
Building Products - 0.4%
A.O. Smith Corp.	280,791	13,303,878
AAON, Inc.	84,201	3,195,428
Advanced Drain Systems, Inc. Del	91,187	2,486,669
Allegion PLC	187,689	17,190,436
American Woodmark Corp. (a)	30,953	2,070,446
Apogee Enterprises, Inc.	57,956	2,112,496
Armstrong World Industries, Inc.	101,993	6,832,511
Builders FirstSource, Inc. (a)	231,382	3,130,598
Continental Building Products, Inc. (a)	69,835	1,995,884
COVIA Corp. (a)(b)	69,245	408,546
CSW Industrials, Inc. (a)	30,039	1,591,166
Fortune Brands Home & Security, Inc.	275,918	12,085,208
GCP Applied Technologies, Inc. (a)	147,707	4,032,401
Gibraltar Industries, Inc. (a)	65,294	2,361,031
GMS, Inc. (a)	80,638	1,515,188
Griffon Corp.	69,099	840,244
Insteel Industries, Inc.	37,939	1,044,840
Jeld-Wen Holding, Inc. (a)	148,484	2,830,105
Johnson Controls International PLC	1,848,679	64,297,056
Lennox International, Inc.	70,882	16,012,953
Masco Corp.	600,191	19,020,053
Masonite International Corp. (a)	57,874	3,106,098
NCI Building Systems, Inc. (a)	83,177	944,059
Owens Corning	218,395	11,389,299
Patrick Industries, Inc. (a)	50,609	2,010,189
PGT, Inc. (a)	121,720	2,345,544
Quanex Building Products Corp.	68,283	1,078,189
Resideo Technologies, Inc. (a)	243,568	5,024,808
Simpson Manufacturing Co. Ltd.	82,104	4,803,084
Tecogen, Inc. New (a)	2,274	8,437
Trex Co., Inc. (a)	115,241	7,344,309
Universal Forest Products, Inc.	122,245	3,381,297
USG Corp.	171,787	7,393,712
		227,186,162
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	140,028	4,436,087
ACCO Brands Corp.	234,752	1,906,186
ADS Waste Holdings, Inc. (a)	155,653	4,194,848
Aqua Metals, Inc. (a)	55,073	125,566
ARC Document Solutions, Inc. (a)	67,501	162,677
Brady Corp. Class A	100,860	4,393,462
BrightView Holdings, Inc. (b)	54,287	684,016
Casella Waste Systems, Inc. Class A (a)	75,879	2,477,449
CECO Environmental Corp. (a)	48,389	402,113
Charah Solutions, Inc.	10,369	67,502
Cintas Corp.	170,366	31,923,181
Clean Harbors, Inc. (a)	106,086	6,845,730
Copart, Inc. (a)	404,588	20,706,814
Covanta Holding Corp.	241,962	4,006,891
Deluxe Corp.	99,293	4,999,403
Document Security Systems, Inc. (a)	4,956	4,807
Ennis, Inc.	50,717	990,503
Essendant, Inc.	81,308	1,027,733
Evoqua Water Technologies Corp. (a)	129,946	1,187,706
Fuel Tech, Inc. (a)	51,934	62,840
Healthcare Services Group, Inc. (b)	146,219	6,901,537
Heritage-Crystal Clean, Inc. (a)	29,290	820,413
Herman Miller, Inc.	120,001	4,063,234
HNI Corp.	87,104	3,357,859
Hudson Technologies, Inc. (a)(b)	56,393	61,468
Industrial Services of America, Inc. (a)	1,620	2,527
Interface, Inc.	122,336	1,981,843
Intersections, Inc. (a)	12,865	46,829
KAR Auction Services, Inc.	265,919	15,194,612
Kimball International, Inc. Class B	67,655	1,032,415
Knoll, Inc.	98,653	1,910,909
LSC Communications, Inc.	75,405	755,558
Matthews International Corp. Class A	64,028	2,697,500
McGrath RentCorp.	52,110	2,784,237
Mobile Mini, Inc.	97,302	3,932,947
Msa Safety, Inc.	71,143	7,753,876
Multi-Color Corp.	29,677	1,317,659
NL Industries, Inc. (a)	9,391	39,818
Odyssey Marine Exploration, Inc. (a)(b)	19,370	102,274
Performant Financial Corp. (a)	31,038	53,385
Perma-Fix Environmental Services, Inc. (a)	6,937	20,811
PICO Holdings, Inc.	40,505	394,924
Pitney Bowes, Inc.	355,612	3,001,365
Quad/Graphics, Inc.	60,578	992,268
Quest Resource Holding Corp. (a)	2,977	4,198
R.R. Donnelley & Sons Co.	149,303	945,088
Republic Services, Inc.	438,219	33,891,857
Rollins, Inc.	194,913	12,388,670
SP Plus Corp. (a)	41,799	1,266,928
Steelcase, Inc. Class A	174,208	2,822,170
Stericycle, Inc. (a)	167,390	8,046,437
Team, Inc. (a)(b)	59,115	987,812
Tetra Tech, Inc.	110,597	6,741,993
The Brink's Co.	106,202	7,521,226
U.S. Ecology, Inc.	47,276	3,293,719
UniFirst Corp.	31,673	4,890,628
Viad Corp.	42,117	2,120,591
Virco Manufacturing Co.	2,682	11,774
VSE Corp.	14,696	428,094
Waste Management, Inc.	779,963	73,121,531
		308,308,498
Construction & Engineering - 0.2%
AECOM (a)	320,814	10,317,378
Aegion Corp. (a)	65,313	1,247,478
Ameresco, Inc. Class A (a)	38,199	600,488
Arcosa, Inc.	96,448	2,636,888
Argan, Inc.	31,781	1,381,520
Comfort Systems U.S.A., Inc.	72,820	3,834,701
Construction Partners, Inc. Class A	10,594	103,715
Dycom Industries, Inc. (a)(b)	59,430	3,937,832
EMCOR Group, Inc.	114,642	8,352,816
Fluor Corp.	275,294	11,267,783
Goldfield Corp.	41,171	95,517
Granite Construction, Inc.	94,254	4,772,080
Great Lakes Dredge & Dock Corp. (a)	122,014	904,124
HC2 Holdings, Inc. (a)(b)	59,402	187,710
Ies Holdings, Inc. (a)	16,326	286,685
Jacobs Engineering Group, Inc.	234,476	15,398,039
KBR, Inc.	285,164	5,295,495
Keane Group, Inc. (a)	93,529	1,040,042
MasTec, Inc. (a)(b)	130,990	5,906,339
MYR Group, Inc. (a)	33,116	1,036,531
Northwest Pipe Co. (a)	13,547	319,574
NV5 Holdings, Inc. (a)	21,059	1,545,520
Orion Group Holdings, Inc. (a)	40,114	174,897
Primoris Services Corp.	85,135	2,056,010
Quanta Services, Inc.	306,129	10,745,128
Sterling Construction Co., Inc. (a)	41,743	537,232
Tutor Perini Corp. (a)(b)	89,824	1,671,625
Valmont Industries, Inc.	47,070	6,144,518
Williams Scotsman Corp. (a)(b)	94,877	1,307,405
		103,105,070
Electrical Equipment - 0.6%
Acuity Brands, Inc.	78,228	10,171,205
Allied Motion Technologies, Inc.	14,573	689,449
American Superconductor Corp. (a)(b)	28,086	280,860
AMETEK, Inc.	457,588	33,600,687
AZZ, Inc.	51,737	2,469,924
Babcock & Wilcox Enterprises, Inc. (a)(b)	351,396	311,196
Broadwind Energy, Inc. (a)	15,938	27,732
Capstone Turbine Corp. (a)(b)	116,532	81,572
Eaton Corp. PLC	862,473	66,358,673
Emerson Electric Co.	1,251,479	84,499,862
Encore Wire Corp.	41,219	2,059,301
Energous Corp. (a)(b)	37,680	307,846
Energy Focus, Inc. (a)	8,003	7,923
EnerSys	85,554	7,474,853
Enphase Energy, Inc. (a)(b)	145,162	783,875
EnSync, Inc. (a)(b)	32,445	6,570
Espey Manufacturing & Electronics Corp.	2,015	53,256
Fortive Corp.	605,578	46,066,318
FuelCell Energy, Inc. (a)(b)	124,980	88,061
Generac Holdings, Inc. (a)	122,000	6,944,240
GrafTech International Ltd.	123,284	1,949,120
Hubbell, Inc. Class B	106,910	11,777,206
Ideal Power, Inc. (a)(b)	38,104	11,050
LSI Industries, Inc.	41,234	181,842
Ocean Power Technologies, Inc. (a)(b)	1,104	486
Orion Energy Systems, Inc. (a)(b)	20,733	15,788
Plug Power, Inc. (a)(b)	485,070	848,873
Powell Industries, Inc.	13,455	411,319
Preformed Line Products Co.	3,783	242,717
Regal Beloit Corp.	88,822	6,944,104
Revolution Lighting Technologies, Inc. (a)(b)	12,794	9,365
Rockwell Automation, Inc.	244,719	42,664,310
Sensata Technologies, Inc. PLC (a)	341,794	15,811,390
Sunrun, Inc. (a)(b)	154,989	2,270,589
Sunworks, Inc. (a)	12,722	4,911
Thermon Group Holdings, Inc. (a)	66,691	1,506,550
TPI Composites, Inc. (a)	39,262	1,067,534
Ultralife Corp. (a)	13,410	98,429
Vicor Corp. (a)(b)	36,584	1,309,707
Vivint Solar, Inc. (a)(b)	63,749	348,707
		349,757,400
Industrial Conglomerates - 1.2%
3M Co.	1,165,238	242,276,285
Carlisle Companies, Inc.	118,678	12,522,903
General Electric Co. (b)	17,319,352	129,895,140
Honeywell International, Inc.	1,473,761	216,274,427
ITT, Inc.	172,118	9,543,943
Raven Industries, Inc.	78,227	3,156,459
Roper Technologies, Inc.	204,892	60,973,810
		674,642,967
Machinery - 1.8%
Actuant Corp. Class A	125,422	3,210,803
AGCO Corp.	131,250	7,833,000
Alamo Group, Inc.	20,287	1,679,966
Albany International Corp. Class A	57,443	4,156,575
Allison Transmission Holdings, Inc.	240,604	11,334,854
Altra Industrial Motion Corp.	126,873	4,002,843
American Railcar Industries, Inc.	14,683	1,031,774
Apergy Corp. (a)	158,230	5,424,124
ARC Group Worldwide, Inc. (a)	1,450	1,958
Astec Industries, Inc.	46,489	1,658,263
Barnes Group, Inc.	93,963	5,642,478
Blue Bird Corp. (a)(b)	31,083	594,618
Briggs & Stratton Corp.	97,049	1,447,971
Cactus, Inc. (a)	76,604	2,212,324
Caterpillar, Inc.	1,181,403	160,280,945
Chart Industries, Inc. (a)(b)	59,784	3,799,871
CIRCOR International, Inc.	43,898	1,453,024
Colfax Corp. (a)	186,927	4,661,959
Columbus McKinnon Corp. (NY Shares)	41,048	1,428,470
Commercial Vehicle Group, Inc. (a)	77,079	538,011
Crane Co.	102,153	8,822,955
Cummins, Inc.	299,225	45,200,929
Deere & Co.	641,267	99,319,433
Dmc Global, Inc.	26,383	960,341
Donaldson Co., Inc.	262,962	14,736,390
Douglas Dynamics, Inc.	45,549	1,697,611
Dover Corp.	293,539	24,918,526
Eastern Co.	5,588	152,552
Energy Recovery, Inc. (a)(b)	61,650	503,681
EnPro Industries, Inc.	45,185	3,180,120
ESCO Technologies, Inc.	54,309	3,816,837
ExOne Co. (a)(b)	13,829	112,845
Federal Signal Corp.	119,603	2,805,886
Flowserve Corp.	257,493	12,490,985
Franklin Electric Co., Inc.	78,635	3,558,234
FreightCar America, Inc. (a)	19,411	185,181
Gardner Denver Holdings, Inc. (a)	254,860	6,307,785
Gates Industrial Corp. PLC (a)(b)	113,859	1,677,143
Gencor Industries, Inc. (a)	2,773	31,418
Global Brass & Copper Holdings, Inc.	46,856	1,516,729
Gorman-Rupp Co.	39,337	1,317,003
Graco, Inc.	331,199	14,589,316
Graham Corp.	13,997	348,805
Greenbrier Companies, Inc.	66,000	3,228,060
Harsco Corp. (a)	164,375	4,397,031
Hillenbrand, Inc.	131,456	5,824,815
Hurco Companies, Inc.	7,331	280,118
Hyster-Yale Materials Handling Class A	19,519	1,277,909
IDEX Corp.	153,323	21,066,580
Illinois Tool Works, Inc.	613,929	85,366,827
Ingersoll-Rand PLC	484,743	50,180,595
Jason Industries, Inc. (a)	13,118	24,793
John Bean Technologies Corp.	63,649	5,253,588
Kadant, Inc.	21,551	1,962,865
Kennametal, Inc.	159,609	6,674,848
L.B. Foster Co. Class A (a)	14,781	286,012
Lincoln Electric Holdings, Inc.	132,341	11,374,709
Lindsay Corp.	21,677	2,192,845
LiqTech International, Inc. (a)(b)	80,000	120,800
Lydall, Inc. (a)	35,107	776,918
Manitex International, Inc. (a)	22,611	164,834
Manitowoc Co., Inc. (a)	77,458	1,529,796
Meritor, Inc. (a)	190,610	3,145,065
Middleby Corp. (a)(b)	109,263	13,197,878
Milacron Holdings Corp. (a)	143,751	2,048,452
Miller Industries, Inc.	17,053	478,507
Mueller Industries, Inc.	113,156	2,695,376
Mueller Water Products, Inc. Class A	325,215	3,424,514
Navistar International Corp. New (a)	137,826	4,415,945
NN, Inc.	79,610	571,600
Nordson Corp.	104,969	12,639,317
Omega Flex, Inc.	9,376	519,430
Oshkosh Corp.	145,792	10,399,343
PACCAR, Inc.	699,975	43,552,445
Park-Ohio Holdings Corp.	16,148	582,297
Parker Hannifin Corp.	261,233	44,942,525
Pentair PLC	316,276	13,504,985
ProPetro Holding Corp. (a)(b)	143,583	2,328,916
Proto Labs, Inc. (a)	53,236	6,850,941
RBC Bearings, Inc. (a)	49,030	7,502,571
Rexnord Corp. (a)	212,340	6,011,345
Snap-On, Inc. (b)	110,634	18,391,796
Spartan Motors, Inc.	58,691	472,463
SPX Corp. (a)	92,557	2,737,836
SPX Flow, Inc. (a)	90,057	3,379,839
Standex International Corp.	27,666	2,204,980
Stanley Black & Decker, Inc.	305,595	39,987,106
Sun Hydraulics Corp.	60,922	2,539,229
Tennant Co.	37,244	2,229,053
Terex Corp.	124,258	4,107,969
The L.S. Starrett Co. Class A	4,836	22,487
Timken Co.	132,173	5,306,746
Titan International, Inc.	99,148	645,453
Toro Co.	212,885	13,196,741
TriMas Corp. (a)	92,629	2,689,020
Trinity Industries, Inc.	289,346	6,895,115
Twin Disc, Inc. (a)	16,613	289,897
Wabash National Corp.	110,329	1,714,513
WABCO Holdings, Inc. (a)	103,854	12,613,068
Wabtec Corp. (b)	168,474	15,937,640
Watts Water Technologies, Inc. Class A	56,740	4,185,142
Woodward, Inc.	110,507	9,247,226
Xylem, Inc.	356,603	26,024,887
		1,026,258,137
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	132,572	620,437
Genco Shipping & Trading Ltd. (a)	30,037	250,809
Kirby Corp. (a)	107,372	8,196,778
Matson, Inc.	85,205	3,352,817
		12,420,841
Professional Services - 0.5%
Acacia Research Corp. (a)	85,808	272,869
Asgn, Inc. (a)	102,859	7,122,986
Barrett Business Services, Inc.	14,280	1,004,598
BG Staffing, Inc.	15,034	372,543
CBIZ, Inc. (a)	113,096	2,385,195
CoStar Group, Inc. (a)	72,569	26,806,263
CRA International, Inc.	15,589	759,964
Dun & Bradstreet Corp.	72,505	10,407,368
Equifax, Inc.	237,231	24,356,507
Exponent, Inc.	105,908	5,329,291
Forrester Research, Inc.	21,847	1,021,129
Franklin Covey Co. (a)	21,149	501,020
FTI Consulting, Inc. (a)	77,374	5,435,524
GP Strategies Corp. (a)	24,233	320,845
Heidrick & Struggles International, Inc.	44,182	1,619,712
Hudson Global, Inc. (a)	13,947	19,526
Huron Consulting Group, Inc. (a)	44,292	2,465,736
ICF International, Inc.	39,140	2,740,974
IHS Markit Ltd. (a)	718,837	38,364,331
InnerWorkings, Inc. (a)	93,417	394,220
Insperity, Inc.	75,823	7,585,333
Kelly Services, Inc. Class A (non-vtg.)	65,030	1,490,488
Kforce, Inc.	47,957	1,519,757
Korn/Ferry International	117,921	5,774,591
Manpower, Inc.	125,957	10,225,189
Marathon Patent Group, Inc. (a)(b)	2,210	1,364
Mastech Digital, Inc. (a)	746	4,573
MISTRAS Group, Inc. (a)	29,557	508,085
Navigant Consulting, Inc.	88,402	2,264,859
Nielsen Holdings PLC	704,524	19,141,917
RCM Technologies, Inc.	9,908	38,938
Resources Connection, Inc.	63,532	1,069,879
Robert Half International, Inc.	239,490	14,807,667
TransUnion Holding Co., Inc.	364,784	23,554,103
TriNet Group, Inc. (a)	87,537	4,018,824
TrueBlue, Inc. (a)	84,149	2,124,762
Verisk Analytics, Inc. (a)	326,978	40,322,927
Volt Information Sciences, Inc. (a)	6,248	16,245
WageWorks, Inc. (a)	80,292	2,676,132
Willdan Group, Inc. (a)(b)	21,842	823,225
		269,669,459
Road & Rail - 1.0%
AMERCO	15,850	5,491,233
ArcBest Corp.	51,704	2,081,603
Avis Budget Group, Inc. (a)	129,363	3,789,042
Covenant Transport Group, Inc. Class A (a)	26,411	601,643
CSX Corp.	1,620,003	117,660,818
Daseke, Inc. (a)	99,388	399,540
Genesee & Wyoming, Inc. Class A (a)	115,973	9,658,231
Heartland Express, Inc.	106,928	2,218,756
J.B. Hunt Transport Services, Inc.	172,405	18,336,996
Kansas City Southern	201,151	20,728,611
Knight-Swift Transportation Holdings, Inc. Class A (b)	257,935	8,940,027
Landstar System, Inc.	84,914	9,262,419
Marten Transport Ltd.	90,238	1,757,836
Norfolk Southern Corp.	556,746	95,058,812
Old Dominion Freight Lines, Inc.	130,290	17,814,552
P.A.M. Transportation Services, Inc. (a)	3,193	164,950
Patriot Transportation Holding, Inc. (a)	1,280	25,152
Roadrunner Transportation Systems, Inc. (a)	43,638	30,800
Ryder System, Inc.	101,736	5,755,206
Saia, Inc. (a)	54,211	3,269,465
Schneider National, Inc. Class B	60,287	1,346,209
U.S. Xpress Enterprises, Inc.	56,777	467,275
U.S.A. Truck, Inc. (a)	13,000	266,630
Union Pacific Corp.	1,468,196	225,779,181
Universal Logistics Holdings, Inc.	19,202	448,751
Werner Enterprises, Inc.	93,918	3,180,063
YRC Worldwide, Inc. (a)	72,795	412,020
		554,945,821
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	8,050
Air Lease Corp. Class A	187,673	7,292,973
Aircastle Ltd.	114,719	2,139,509
Applied Industrial Technologies, Inc.	81,277	5,301,699
Beacon Roofing Supply, Inc. (a)	133,931	4,668,835
BlueLinx Corp. (a)(b)	15,461	418,993
BMC Stock Holdings, Inc. (a)	133,105	2,264,116
CAI International, Inc. (a)	39,407	965,866
DXP Enterprises, Inc. (a)	35,307	1,279,173
EnviroStar, Inc. (b)	2,922	103,439
Fastenal Co. (b)	573,500	33,985,610
GATX Corp. (b)	75,995	6,346,342
General Finance Corp. (a)	35,969	490,977
H&E Equipment Services, Inc.	71,576	1,585,408
HD Supply Holdings, Inc. (a)	361,647	14,429,715
Herc Holdings, Inc. (a)	48,151	1,717,546
Houston Wire & Cable Co. (a)	17,990	109,739
Huttig Building Products, Inc. (a)	22,831	61,415
Kaman Corp.	55,700	3,162,089
Lawson Products, Inc. (a)	6,300	194,040
MRC Global, Inc. (a)	206,293	3,244,989
MSC Industrial Direct Co., Inc. Class A	94,889	8,406,217
Nexeo Solutions, Inc. (a)(b)	126,134	1,227,284
Now, Inc. (a)(b)	223,998	3,021,733
Rush Enterprises, Inc. Class A	73,566	2,802,865
SiteOne Landscape Supply, Inc. (a)(b)	83,534	5,149,036
Systemax, Inc.	30,305	845,206
Titan Machinery, Inc. (a)	39,035	684,284
Transcat, Inc. (a)	1,764	36,568
Triton International Ltd.	101,372	3,454,758
United Rentals, Inc. (a)	161,488	18,915,089
Univar, Inc. (a)	226,239	4,900,337
Veritiv Corp. (a)	27,436	832,683
W.W. Grainger, Inc. (b)	89,903	28,233,138
Watsco, Inc.	63,561	9,769,326
WESCO International, Inc. (a)	106,581	5,692,491
Willis Lease Finance Corp. (a)	3,680	135,571
		183,877,109
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	148,179	6,179,064

TOTAL INDUSTRIALS		5,627,145,099

INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.2%
ADTRAN, Inc.	98,876	1,231,006
Aerohive Networks, Inc. (a)	130,171	476,426
Applied Optoelectronics, Inc. (a)(b)	37,490	771,919
Arista Networks, Inc. (a)	102,018	24,329,253
Arris International PLC (a)	333,981	10,320,013
Aviat Networks, Inc. (a)	5,550	81,086
Bank Technologies, Inc.	9,436	34,253
Black Box Corp. (a)(b)	16,753	18,093
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	3,922
CalAmp Corp. (a)	77,861	1,378,140
Calix Networks, Inc. (a)	92,314	890,830
Carvana Co. Class A (a)(b)	64,380	2,787,010
Ciena Corp. (a)	279,723	9,124,564
Cisco Systems, Inc.	9,102,111	435,718,054
Clearfield, Inc. (a)	16,017	197,650
CommScope Holding Co., Inc. (a)	384,070	6,951,667
Communications Systems, Inc.	4,311	9,915
Comtech Telecommunications Corp.	47,745	1,219,407
Dasan Zhone Solutions, Inc. (a)	1,172	15,236
Digi International, Inc. (a)	40,102	474,808
EchoStar Holding Corp. Class A (a)	101,657	4,253,329
EMCORE Corp. (a)	50,451	229,552
Extreme Networks, Inc. (a)	245,320	1,614,206
F5 Networks, Inc. (a)	119,443	20,540,613
Finisar Corp. (a)	225,637	5,268,624
Harmonic, Inc. (a)	167,171	939,501
Infinera Corp. (a)(b)	292,195	1,259,360
InterDigital, Inc.	69,625	5,239,978
Juniper Networks, Inc.	678,229	19,471,955
KVH Industries, Inc. (a)	23,641	266,434
Lantronix, Inc. (a)	14,584	42,731
Lumentum Holdings, Inc. (a)(b)	125,252	5,569,956
Motorola Solutions, Inc.	325,518	42,724,238
NETGEAR, Inc. (a)	63,907	3,540,448
NetScout Systems, Inc. (a)	147,250	3,943,355
Network-1 Security Solutions, Inc.	21,477	54,337
Oclaro, Inc. (a)	347,666	2,805,665
Optical Cable Corp. (a)	564	2,515
Palo Alto Networks, Inc. (a)	185,101	32,013,218
PC-Tel, Inc.	11,999	50,276
Plantronics, Inc.	66,671	3,051,532
Quantenna Communications, Inc. (a)	62,867	941,748
Resonant, Inc. (a)(b)	33,716	60,689
Sonus Networks, Inc. (a)	96,218	513,804
Tessco Technologies, Inc.	8,837	107,281
Ubiquiti Networks, Inc. (b)	39,762	4,333,263
ViaSat, Inc. (a)(b)	110,840	7,663,478
Viavi Solutions, Inc. (a)	455,262	4,616,357
Westell Technologies, Inc. Class A (a)	18,994	37,418
		667,189,113
Electronic Equipment & Components - 0.9%
ADT, Inc. (b)	248,071	1,937,435
Akoustis Technologies, Inc. (a)(b)	43,988	219,940
Amphenol Corp. Class A	595,208	52,342,592
Anixter International, Inc. (a)	63,076	4,034,341
Applied DNA Sciences, Inc. (a)(b)	18,968	20,865
Arlo Technologies, Inc. (b)	16,033	192,877
Arrow Electronics, Inc. (a)	172,518	13,278,710
Avnet, Inc.	240,815	10,552,513
AVX Corp.	118,007	1,945,935
Badger Meter, Inc.	65,289	3,623,540
Bel Fuse, Inc. Class B (non-vtg.)	13,939	313,767
Belden, Inc. (b)	81,424	4,541,831
Benchmark Electronics, Inc.	106,802	2,546,160
Cardtronics PLC (a)	73,112	2,371,753
Casa Systems, Inc. (a)	67,526	1,050,029
CDW Corp.	303,964	28,171,384
ClearSign Combustion Corp. (a)(b)	37,840	59,030
Cognex Corp.	349,997	15,406,868
Coherent, Inc. (a)	47,593	6,575,449
Control4 Corp. (a)	56,189	1,223,235
Corning, Inc.	1,603,027	51,649,530
CTS Corp.	68,145	1,976,886
CUI Global, Inc. (a)	26,608	44,701
Daktronics, Inc.	62,775	561,836
Dell Technologies, Inc. (a)(b)	394,993	41,663,862
Dolby Laboratories, Inc. Class A	131,939	9,288,506
DPW Holdings, Inc. (a)(b)	36,717	8,148
Electro Scientific Industries, Inc. (a)	66,438	1,953,277
eMagin Corp. (a)	5,084	6,762
ePlus, Inc. (a)	27,816	2,273,958
Fabrinet	71,377	3,763,709
FARO Technologies, Inc. (a)	33,227	1,652,046
Fitbit, Inc. (a)(b)	420,541	2,317,181
FLIR Systems, Inc.	275,391	12,629,431
Frequency Electronics, Inc. (a)	2,550	27,438
I. D. Systems Inc. (a)	6,071	36,912
Identiv, Inc. (a)	13,618	71,903
IEC Electronics Corp. (a)	4,622	29,026
II-VI, Inc. (a)	116,437	4,357,073
Insight Enterprises, Inc. (a)	74,803	3,334,718
Intellicheck, Inc. (a)(b)	545	1,199
IPG Photonics Corp. (a)(b)	71,680	10,189,312
Iteris, Inc. (a)	32,677	149,334
Itron, Inc. (a)	68,955	3,734,603
Jabil, Inc.	296,558	7,405,053
KEMET Corp.	117,845	2,413,466
KEY Tronic Corp. (a)	6,483	44,084
Keysight Technologies, Inc. (a)	367,417	22,713,719
Kimball Electronics, Inc. (a)	32,297	569,719
Knowles Corp. (a)	178,238	2,716,347
LightPath Technologies, Inc. Class A (a)	376	677
Littelfuse, Inc.	52,610	10,066,924
LRAD Corp. (a)	56,581	149,940
Luna Innovations, Inc. (a)	1,444	4,953
Maxwell Technologies, Inc. (a)(b)	69,108	173,461
Mesa Laboratories, Inc.	6,988	1,546,724
Methode Electronics, Inc. Class A	82,091	2,487,357
MicroVision, Inc. (a)(b)	117,860	93,251
MTS Systems Corp.	38,449	1,978,201
Napco Security Technolgies, Inc. (a)	19,961	330,155
National Instruments Corp.	226,646	11,096,588
Neonode, Inc. (a)(b)	3,319	5,476
Novanta, Inc. (a)	65,108	4,227,462
OSI Systems, Inc. (a)	33,928	2,456,387
Par Technology Corp. (a)(b)	24,632	489,438
Park Electrochemical Corp.	39,479	703,121
PC Connection, Inc.	26,383	826,843
PC Mall, Inc. (a)	13,245	250,993
Perceptron, Inc. (a)	13,154	102,601
Plexus Corp. (a)	72,969	4,454,028
RadiSys Corp. (a)	34,231	55,112
Research Frontiers, Inc. (a)(b)	16,855	25,114
RF Industries Ltd.	10,801	94,293
Richardson Electronics Ltd.	23,707	170,216
Rogers Corp. (a)	37,812	4,864,892
Sanmina Corp. (a)	138,110	3,734,494
ScanSource, Inc. (a)	53,013	2,016,615
SYNNEX Corp.	81,414	6,573,366
TE Connectivity Ltd.	690,133	53,091,932
Tech Data Corp. (a)	75,393	6,781,600
Trimble, Inc. (a)	506,354	19,256,643
TTM Technologies, Inc. (a)(b)	178,081	2,117,383
Vishay Intertechnology, Inc.	264,352	5,511,739
Vishay Precision Group, Inc. (a)	24,989	847,877
Wayside Technology Group, Inc.	1,232	13,983
Wireless Telecom Group, Inc. (a)	11,200	20,160
Zebra Technologies Corp. Class A (a)	106,119	19,080,196
		503,692,188
Internet Software & Services - 0.0%
ANGI Homeservices, Inc. Class A (a)(b)	114,757	2,011,690
BlackLine, Inc. (a)	72,946	3,127,195
CarGurus, Inc. Class A (a)	68,141	2,651,366
Cision Ltd. (a)(b)	138,701	1,736,537
GTT Communications, Inc. (a)(b)	72,527	2,441,259
SecureWorks Corp. (a)(b)	18,872	339,885
ShotSpotter, Inc. (a)(b)	13,968	532,041
Veritone, Inc. (a)(b)	20,237	119,601
XO Group, Inc. (a)	51,182	1,765,779
Yext, Inc. (a)	125,704	1,825,222
		16,550,575
IT Services - 4.5%
Accenture PLC Class A	1,273,016	209,436,592
Akamai Technologies, Inc. (a)	333,903	22,955,831
Alithya Group, Inc. (a)	3,427	12,680
Alliance Data Systems Corp.	93,026	18,638,689
Automatic Data Processing, Inc.	871,916	128,537,857
Booz Allen Hamilton Holding Corp. Class A	280,836	14,409,695
Brightcove, Inc. (a)	59,246	425,386
Broadridge Financial Solutions, Inc.	230,024	24,352,641
CACI International, Inc. Class A (a)	49,436	8,152,491
Carbonite, Inc. (a)	65,049	1,842,838
Cass Information Systems, Inc.	19,438	1,283,102
Cognizant Technology Solutions Corp. Class A	1,158,840	82,544,173
Computer Task Group, Inc. (a)	11,646	51,825
Conduent, Inc. (a)	357,732	4,586,124
CoreLogic, Inc. (a)	158,956	6,431,360
CSG Systems International, Inc.	69,253	2,428,703
CSP, Inc.	3,696	42,541
DXC Technology Co.	555,608	35,025,528
Endurance International Group Holdings, Inc. (a)	173,542	1,440,399
EPAM Systems, Inc. (a)	100,662	13,111,226
Euronet Worldwide, Inc. (a)	100,657	11,838,270
Everi Holdings, Inc. (a)	133,235	895,339
EVERTEC, Inc.	119,642	3,269,816
EVO Payments, Inc. Class A (b)	44,438	1,163,831
Exela Technologies, Inc. (a)	81,584	370,391
ExlService Holdings, Inc. (a)	69,039	4,001,500
Fidelity National Information Services, Inc.	655,837	70,797,604
First Data Corp. Class A (a)	1,113,164	21,239,169
Fiserv, Inc. (a)	807,274	63,879,592
FleetCor Technologies, Inc. (a)	176,774	34,188,092
Gartner, Inc. (a)(b)	179,248	27,459,001
Genpact Ltd.	280,992	8,536,537
Global Payments, Inc.	320,305	35,813,302
GoDaddy, Inc. (a)	330,926	21,596,231
Hackett Group, Inc.	51,835	914,888
IBM Corp.	1,815,927	225,665,248
Information Services Group, Inc. (a)	18,000	74,700
Innodata, Inc. (a)	14,010	27,320
Internap Network Services Corp. (a)	24,920	148,772
Jack Henry & Associates, Inc.	154,534	21,588,400
Leidos Holdings, Inc.	297,207	18,724,041
Limelight Networks, Inc. (a)	254,165	836,203
Liveramp Holdings, Inc. (a)	154,744	7,319,391
ManTech International Corp. Class A	56,813	3,198,572
MasterCard, Inc. Class A	1,815,614	365,065,507
Maximus, Inc.	130,433	9,276,395
ModusLink Global Solutions, Inc. (a)	31,030	51,820
MoneyGram International, Inc. (a)	66,937	145,923
MongoDB, Inc. Class A (a)(b)	49,623	4,113,747
NIC, Inc.	134,488	1,748,344
Okta, Inc. (a)	150,907	9,605,231
Paychex, Inc.	631,838	44,708,857
PayPal Holdings, Inc. (a)	2,359,025	202,427,935
Perficient, Inc. (a)	66,954	1,694,606
Perspecta, Inc.	284,985	6,016,033
PFSweb, Inc. (a)	26,075	160,361
Presidio, Inc.	84,295	1,186,874
PRG-Schultz International, Inc. (a)	36,569	341,189
Sabre Corp.	493,592	12,621,147
Science Applications International Corp.	88,884	6,179,216
ServiceSource International, Inc. (a)	116,353	153,586
Square, Inc. (a)(b)	595,851	41,614,234
StarTek, Inc. (a)(b)	15,709	106,193
Switch, Inc. Class A (b)	92,904	721,864
Sykes Enterprises, Inc. (a)	83,459	2,305,138
Teradata Corp. (a)	233,194	8,775,090
The Western Union Co.	903,095	16,914,969
Total System Services, Inc.	332,468	29,047,729
Travelport Worldwide Ltd.	267,730	4,090,914
Ttec Holdings, Inc.	33,151	969,667
Twilio, Inc. Class A (a)(b)	152,070	14,369,094
Unisys Corp. (a)(b)	94,015	1,271,083
VeriSign, Inc. (a)	213,834	33,370,934
Virtusa Corp. (a)	54,223	2,403,706
Visa, Inc. Class A	3,533,007	500,662,422
WEX, Inc. (a)	85,657	13,274,265
WidePoint Corp. (a)	71,654	33,004
Worldpay, Inc. (a)	600,526	51,531,136
		2,546,214,104
Semiconductors & Semiconductor Equipment - 3.4%
Acacia Communications, Inc. (a)(b)	55,990	2,400,851
Adesto Technologies Corp. (a)(b)	45,484	241,520
Advanced Energy Industries, Inc. (a)	78,974	3,714,937
Advanced Micro Devices, Inc. (a)(b)	1,697,094	36,148,102
AEHR Test Systems (a)(b)	18,931	35,590
Alpha & Omega Semiconductor Ltd. (a)	39,883	439,511
Amkor Technology, Inc. (a)	266,466	1,825,292
Amtech Systems, Inc. (a)	13,719	75,455
Analog Devices, Inc.	735,364	67,594,659
Applied Materials, Inc.	1,958,017	72,994,874
Aquantia Corp. (a)(b)	51,711	504,182
Axcelis Technologies, Inc. (a)	71,613	1,426,531
AXT, Inc. (a)(b)	68,422	377,005
Broadcom, Inc.	859,138	203,967,953
Brooks Automation, Inc.	142,458	4,325,025
Cabot Microelectronics Corp.	56,229	6,043,493
Ceva, Inc. (a)	44,635	1,160,064
Cirrus Logic, Inc. (a)	118,602	4,440,459
Cohu, Inc.	93,165	1,826,034
Cree, Inc. (a)(b)	204,444	9,024,158
CVD Equipment Corp. (a)	24,298	114,201
CyberOptics Corp. (a)	9,251	187,703
Cypress Semiconductor Corp.	702,153	9,759,927
Diodes, Inc. (a)	80,058	2,788,420
DSP Group, Inc. (a)	64,723	794,151
Entegris, Inc.	297,701	8,752,409
First Solar, Inc. (a)	149,539	6,647,009
FormFactor, Inc. (a)	153,604	2,532,930
GSI Technology, Inc. (a)	18,344	104,194
Ichor Holdings Ltd. (a)(b)	54,823	997,779
Impinj, Inc. (a)(b)	40,581	861,940
Inphi Corp. (a)(b)	89,182	3,557,470
Integrated Device Technology, Inc. (a)	252,600	12,109,644
Intel Corp.	9,177,301	452,532,712
Intermolecular, Inc. (a)(b)	6,975	6,487
Intest Corp. (a)	2,175	15,116
KLA-Tencor Corp.	307,684	30,325,335
Kopin Corp. (a)	88,411	146,762
Kulicke & Soffa Industries, Inc.	141,853	3,064,025
Lam Research Corp.	314,058	49,294,544
Lattice Semiconductor Corp. (a)	269,339	1,578,327
MACOM Technology Solutions Holdings, Inc. (a)(b)	89,629	1,592,707
Marvell Technology Group Ltd.	1,160,778	18,700,134
Maxim Integrated Products, Inc.	549,538	30,730,165
MaxLinear, Inc. Class A (a)(b)	129,822	2,648,369
Microchip Technology, Inc. (b)	470,299	35,272,425
Micron Technology, Inc. (a)	2,306,327	88,931,969
MKS Instruments, Inc.	111,271	8,730,323
Monolithic Power Systems, Inc.	75,862	10,019,094
MoSys, Inc. (a)	6,042	1,293
Nanometrics, Inc. (a)	47,602	1,528,976
NeoPhotonics Corp. (a)	75,400	580,580
NVE Corp.	9,848	940,878
NVIDIA Corp.	1,210,142	197,773,507
ON Semiconductor Corp. (a)	839,421	16,100,095
PDF Solutions, Inc. (a)(b)	47,788	442,039
Photronics, Inc. (a)	134,263	1,302,351
Pixelworks, Inc. (a)	39,177	152,399
Power Integrations, Inc.	60,434	3,829,098
Qorvo, Inc. (a)	246,662	16,232,826
Qualcomm, Inc.	2,412,975	140,579,924
QuickLogic Corp. (a)(b)	142,208	137,942
Rambus, Inc. (a)	230,385	2,008,957
Rubicon Technology, Inc. (a)(b)	2,504	21,534
Rudolph Technologies, Inc. (a)	69,669	1,478,376
Semtech Corp. (a)	131,349	7,006,156
Silicon Laboratories, Inc. (a)	92,760	8,197,201
Skyworks Solutions, Inc.	358,249	26,069,780
SMART Global Holdings, Inc. (a)(b)	22,244	762,747
SolarEdge Technologies, Inc. (a)(b)	83,338	3,244,348
SunPower Corp. (a)(b)	126,150	864,128
Synaptics, Inc. (a)(b)	72,977	2,806,695
Teradyne, Inc.	368,760	13,161,044
Texas Instruments, Inc.	1,932,362	192,946,346
Ultra Clean Holdings, Inc. (a)(b)	73,387	689,838
Universal Display Corp. (b)	84,752	7,783,624
Veeco Instruments, Inc. (a)	107,931	945,476
Versum Materials, Inc.	217,071	7,519,339
Xilinx, Inc.	502,913	46,509,394
Xperi Corp.	106,934	1,507,769
		1,904,486,626
Software - 6.2%
2U, Inc. (a)(b)	111,967	6,537,753
8x8, Inc. (a)	182,283	3,592,798
A10 Networks, Inc. (a)	89,675	564,953
ACI Worldwide, Inc. (a)	232,397	6,711,625
Adobe, Inc. (a)	975,866	244,835,021
Agilysys, Inc. (a)	38,149	629,077
Alarm.com Holdings, Inc. (a)(b)	70,320	3,575,772
Altair Engineering, Inc. Class A (a)	55,360	1,788,682
Alteryx, Inc. Class A (a)(b)	61,303	3,689,215
Amber Road, Inc. (a)	55,819	486,742
American Software, Inc. Class A	55,166	573,726
ANSYS, Inc. (a)	169,597	27,478,106
AppFolio, Inc. (a)	24,746	1,516,682
Appian Corp. Class A (a)(b)	59,383	1,785,053
Apptio, Inc. Class A (a)	73,902	2,820,100
Aspen Technology, Inc. (a)	140,906	12,160,188
Asure Software, Inc. (a)(b)	21,771	123,877
Autodesk, Inc. (a)	432,878	62,550,871
Avalara, Inc. (b)	19,092	610,753
Avaya Holdings Corp. (a)(b)	205,720	3,203,060
Benefitfocus, Inc. (a)(b)	50,661	2,538,116
Black Knight, Inc. (a)	283,384	12,848,631
Blackbaud, Inc.	97,637	7,151,910
Bottomline Technologies, Inc. (a)	73,462	4,045,552
Box, Inc. Class A (a)	276,675	5,198,723
BroadVision, Inc. (a)	490	907
BSQUARE Corp. (a)	11,182	23,594
Cadence Design Systems, Inc. (a)	559,243	25,188,305
Cardlytics, Inc. (a)	17,329	249,191
CDK Global, Inc.	255,474	12,875,890
Ceridian HCM Holding, Inc. (b)	77,053	3,091,366
ChannelAdvisor Corp. (a)	44,036	473,387
Citrix Systems, Inc.	252,160	27,477,875
Cloudera, Inc. (a)(b)	241,188	2,976,260
CommVault Systems, Inc. (a)	77,470	4,566,082
Cornerstone OnDemand, Inc. (a)	104,237	5,693,425
Coupa Software, Inc. (a)	97,667	6,292,685
Datawatch Corp. (a)	25,639	335,615
Determine, Inc. (a)	552	335
Digimarc Corp. (a)(b)	21,087	424,270
Digital Turbine, Inc. (a)	70,030	135,158
DocuSign, Inc. (b)	43,593	1,820,444
Domo, Inc. Class B (b)	17,592	280,768
Dropbox, Inc. Class A (a)(b)	182,639	4,271,926
Ebix, Inc. (b)	49,041	2,315,716
eGain Communications Corp. (a)	36,778	273,261
Ellie Mae, Inc. (a)(b)	69,692	4,688,181
Envestnet, Inc. (a)	94,260	5,150,366
Everbridge, Inc. (a)	52,631	2,882,600
Evolving Systems, Inc. (a)	4,973	7,708
Fair Isaac Corp. (a)	56,483	11,219,218
Finjan Holdings, Inc. (a)	20,671	56,018
FireEye, Inc. (a)(b)	392,855	7,861,029
Five9, Inc. (a)	115,637	4,958,515
Forescout Technologies, Inc. (a)	43,159	1,171,767
Fortinet, Inc. (a)	283,294	20,918,429
Fusion Connect, Inc. (a)(b)	36,836	82,881
GSE Systems, Inc. (a)	388	1,075
Guidewire Software, Inc. (a)	159,660	14,841,994
Hortonworks, Inc. (a)	152,146	2,449,551
HubSpot, Inc. (a)	72,102	10,024,341
Imperva, Inc. (a)	63,841	3,543,814
Innovate Biopharmaceuticals, Inc. (a)(b)	26,310	68,406
Inseego Corp. (a)(b)	102,148	379,991
Instructure, Inc. (a)(b)	66,082	2,495,917
Intuit, Inc.	515,227	110,531,648
Inuvo, Inc. (a)	9,640	10,893
j2 Global, Inc.	91,978	6,788,896
LivePerson, Inc. (a)	121,653	2,295,592
LogMeIn, Inc.	102,108	9,417,421
Manhattan Associates, Inc. (a)(b)	137,671	6,818,845
Marin Software, Inc. (a)	1,425	4,033
Microsoft Corp.	15,259,347	1,692,108,945
MicroStrategy, Inc. Class A (a)	21,282	2,758,998
MINDBODY, Inc. (a)(b)	64,397	1,787,661
Mitek Systems, Inc. (a)	80,740	772,682
MobileIron, Inc. (a)	130,613	634,779
Model N, Inc. (a)	64,636	887,452
Monotype Imaging Holdings, Inc.	83,936	1,447,896
NetSol Technologies, Inc. (a)	16,677	105,732
New Relic, Inc. (a)	89,272	7,783,626
Nuance Communications, Inc. (a)	573,802	9,175,094
Nutanix, Inc. Class A (a)	152,887	6,835,578
NXT-ID, Inc. (a)(b)	33,283	32,418
Onespan, Inc. (a)	63,694	1,080,887
Oracle Corp.	5,624,366	274,244,086
Parametric Technology Corp. (a)	212,458	18,375,492
Park City Group, Inc. (a)(b)	18,083	146,834
Paycom Software, Inc. (a)(b)	97,485	12,943,083
Paylocity Holding Corp. (a)	63,571	4,264,343
Pegasystems, Inc.	76,845	4,148,862
Pivotal Software, Inc. (b)	79,408	1,422,197
Pluralsight, Inc. (b)	49,679	1,196,767
Progress Software Corp.	91,795	3,227,512
Proofpoint, Inc. (a)	108,943	10,568,560
PROS Holdings, Inc. (a)(b)	75,391	2,425,328
Q2 Holdings, Inc. (a)	71,030	3,856,219
QAD, Inc.:
Class A	17,127	726,699
Class B	4,298	132,722
Qualys, Inc. (a)	66,160	5,210,762
Qumu Corp. (a)	6,017	12,696
Rapid7, Inc. (a)	86,538	2,751,908
RealNetworks, Inc. (a)	28,670	73,969
RealPage, Inc. (a)	146,452	7,553,994
Red Hat, Inc. (a)	354,085	63,225,418
Red Violet, Inc. (a)(b)	9,876	69,132
RingCentral, Inc. (a)	131,481	10,899,775
SailPoint Technologies Holding, Inc. (a)	124,457	3,239,616
Salesforce.com, Inc. (a)	1,507,089	215,152,026
SeaChange International, Inc. (a)	36,866	61,935
SendGrid, Inc. (a)	60,334	2,751,834
ServiceNow, Inc. (a)	352,084	65,230,603
SITO Mobile Ltd. (a)(b)	17,979	19,777
Smartsheet, Inc.	37,005	995,435
Smith Micro Software, Inc. (a)(b)	10,363	22,488
Sonic Foundry, Inc. (a)	155	248
Splunk, Inc. (a)	286,305	31,988,858
SPS Commerce, Inc. (a)	36,537	3,114,049
SS&C Technologies Holdings, Inc.	410,472	19,764,227
Support.com, Inc. (a)	39,218	105,496
Symantec Corp.	1,228,997	27,173,124
Synacor, Inc. (a)	20,037	35,666
Synopsys, Inc. (a)	293,175	26,954,510
Tableau Software, Inc. (a)	138,734	17,291,806
Telaria, Inc. (a)	40,833	122,499
TeleNav, Inc. (a)	46,856	195,858
Tenable Holdings, Inc. (b)	22,187	631,886
The Rubicon Project, Inc. (a)	87,205	388,062
The Trade Desk, Inc. (a)(b)	70,160	9,994,292
TiVo Corp.	242,388	2,399,641
Tyler Technologies, Inc. (a)	76,290	14,705,660
Ultimate Software Group, Inc. (a)	61,719	16,288,878
Upland Software, Inc. (a)	38,408	1,078,497
Varonis Systems, Inc. (a)	60,877	3,525,387
Verint Systems, Inc. (a)	134,744	6,121,420
VirnetX Holding Corp. (a)(b)	93,723	297,102
VMware, Inc. Class A (a)(b)	146,486	24,512,967
Workday, Inc. Class A (a)	291,366	47,784,024
Workiva, Inc. (a)	48,113	1,799,907
Zedge, Inc. (a)	14,921	52,970
Zendesk, Inc. (a)	214,690	12,759,027
Zix Corp. (a)	106,044	706,253
Zscaler, Inc. (a)(b)	28,211	1,107,564
Zuora, Inc.	19,414	369,448
		3,456,083,721
Technology Hardware, Storage & Peripherals - 3.3%
3D Systems Corp. (a)(b)	225,035	2,785,933
Apple, Inc.	9,131,323	1,630,671,661
Astro-Med, Inc.	5,753	112,874
Avid Technology, Inc. (a)(b)	56,152	361,619
CPI Card Group (a)	4,456	13,591
Cray, Inc. (a)	88,174	2,311,041
Diebold Nixdorf, Inc. (b)	147,998	483,953
Eastman Kodak Co. (a)(b)	71,591	282,069
Electronics for Imaging, Inc. (a)(b)	89,136	2,467,284
Everspin Technologies, Inc. (a)	9,978	70,145
Hewlett Packard Enterprise Co.	2,940,960	44,114,400
HP, Inc.	3,137,233	72,156,359
Immersion Corp. (a)	59,681	566,373
Intevac, Inc. (a)	29,097	137,338
NCR Corp. (a)	231,591	6,417,387
NetApp, Inc.	519,949	34,768,990
Pure Storage, Inc. Class A (a)	348,377	6,587,809
Quantum Corp. (a)	41,835	99,986
Seagate Technology LLC	512,779	22,095,647
Transact Technologies, Inc.	3,411	35,133
U.S.A. Technologies, Inc. (a)	129,195	642,099
Western Digital Corp.	579,910	26,322,115
Xerox Corp.	438,848	11,813,788
		1,865,317,594

TOTAL INFORMATION TECHNOLOGY		10,959,533,921

MATERIALS - 2.6%
Chemicals - 1.7%
A. Schulman, Inc. rights (a)(c)	54,023	103,184
Advanced Emissions Solutions, Inc.	57,241	616,486
AdvanSix, Inc. (a)	59,098	1,696,704
AgroFresh Solutions, Inc. (a)(b)	44,445	187,113
Air Products & Chemicals, Inc.	436,299	70,187,420
Albemarle Corp. U.S. (b)	216,592	20,862,141
American Vanguard Corp.	48,089	804,048
Ashland Global Holdings, Inc.	123,489	10,112,514
Axalta Coating Systems Ltd. (a)	415,371	10,396,736
Balchem Corp.	67,503	5,852,510
Cabot Corp.	131,653	6,477,328
Celanese Corp. Class A	266,527	26,900,570
CF Industries Holdings, Inc.	465,246	19,628,729
Chase Corp.	19,479	2,194,699
Core Molding Technologies, Inc.	10,858	84,692
DowDuPont, Inc.	4,593,168	265,714,769
Eastman Chemical Co.	276,467	21,791,129
Ecolab, Inc.	504,760	81,008,932
Ferro Corp. (a)	172,952	3,337,974
Flotek Industries, Inc. (a)	98,612	137,071
FMC Corp.	270,604	22,389,775
FutureFuel Corp.	56,827	981,402
H.B. Fuller Co.	105,250	5,077,260
Hawkins, Inc.	15,709	655,694
Huntsman Corp.	421,141	8,515,471
Ingevity Corp. (a)	83,254	8,159,725
Innophos Holdings, Inc.	39,088	1,084,301
Innospec, Inc.	48,903	3,606,107
International Flavors & Fragrances, Inc. (b)	200,309	28,369,764
Intrepid Potash, Inc. (a)	199,844	663,482
Koppers Holdings, Inc. (a)	39,973	745,097
Kraton Performance Polymers, Inc. (a)	65,484	1,715,681
Kronos Worldwide, Inc.	51,691	639,418
LSB Industries, Inc. (a)(b)	28,693	220,075
LyondellBasell Industries NV Class A	635,298	59,279,656
Marrone Bio Innovations, Inc. (a)(b)	33,145	50,380
Minerals Technologies, Inc.	76,642	4,313,412
NewMarket Corp.	19,033	8,002,996
Olin Corp.	322,690	6,947,516
OMNOVA Solutions, Inc. (a)	81,034	660,427
Platform Specialty Products Corp. (a)	473,284	5,570,553
PolyOne Corp.	158,115	5,315,826
PPG Industries, Inc.	479,311	52,403,072
PQ Group Holdings, Inc. (a)	84,801	1,301,695
Quaker Chemical Corp.	28,407	5,858,660
Rayonier Advanced Materials, Inc. (b)	104,966	1,548,249
RPM International, Inc.	263,677	17,389,498
Sensient Technologies Corp.	86,306	5,546,024
Sherwin-Williams Co.	163,181	69,200,167
Stepan Co.	42,526	3,436,951
The Chemours Co. LLC	348,106	9,914,059
The Mosaic Co.	704,938	25,377,768
The Scotts Miracle-Gro Co. Class A	79,171	6,015,413
Trecora Resources (a)	30,461	283,287
Tredegar Corp.	71,882	1,197,554
Trinseo SA	81,967	4,141,793
Tronox Ltd. Class A	190,878	2,019,489
Valhi, Inc.	49,033	100,518
Valvoline, Inc.	376,388	7,938,023
Venator Materials PLC (a)	108,555	578,598
W.R. Grace & Co.	129,821	8,287,773
Westlake Chemical Corp.	73,474	5,326,130
		948,923,488
Construction Materials - 0.1%
Eagle Materials, Inc.	93,589	6,831,997
Forterra, Inc. (a)(b)	32,917	161,293
Foundation Building Materials, Inc. (a)	26,799	262,094
Martin Marietta Materials, Inc.	123,374	23,526,188
nVent Electric PLC	322,756	8,075,355
Summit Materials, Inc. (b)	222,652	3,228,454
U.S. Concrete, Inc. (a)	33,299	1,309,650
United States Lime & Minerals, Inc.	4,018	300,064
Vulcan Materials Co.	260,960	27,586,082
		71,281,177
Containers & Packaging - 0.4%
Aptargroup, Inc.	123,817	12,883,159
Avery Dennison Corp.	171,884	16,569,618
Ball Corp.	681,480	33,467,483
Bemis Co., Inc.	182,990	8,922,592
Berry Global Group, Inc. (a)	260,911	13,129,042
Crown Holdings, Inc. (a)(b)	273,152	14,007,235
Graphic Packaging Holding Co.	593,819	7,119,890
Greif, Inc. Class A	64,023	3,282,459
International Paper Co.	808,913	37,363,691
Myers Industries, Inc.	69,809	1,151,849
Owens-Illinois, Inc.	314,946	5,791,857
Packaging Corp. of America	188,505	18,439,559
Sealed Air Corp.	312,942	11,431,771
Silgan Holdings, Inc.	164,538	4,236,854
Sonoco Products Co.	199,234	11,463,924
UFP Technologies, Inc. (a)	14,187	514,846
WestRock Co. (b)	502,047	23,651,434
		223,427,263
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	633,642	1,951,617
Alcoa Corp. (a)	365,606	11,629,927
Allegheny Technologies, Inc. (a)(b)	249,053	6,540,132
Ampco-Pittsburgh Corp. (a)	10,414	44,780
Atkore International Group, Inc. (a)	96,106	1,962,485
Carpenter Technology Corp.	96,861	4,172,772
Century Aluminum Co. (a)	91,405	820,817
Cleveland-Cliffs, Inc. (b)	584,517	5,424,318
Coeur d'Alene Mines Corp. (a)	430,709	1,701,301
Commercial Metals Co.	230,409	4,439,981
Compass Minerals International, Inc. (b)	67,713	3,392,421
Comstock Mining, Inc. (a)(b)	11,344	1,812
Freeport-McMoRan, Inc.	2,883,296	34,426,554
Friedman Industries	2,001	16,168
General Moly, Inc. (a)	60,513	9,948
Gold Resource Corp.	109,163	417,003
Golden Minerals Co. (a)(b)	71,014	16,418
Haynes International, Inc.	23,949	789,599
Hecla Mining Co.	977,921	2,327,452
Kaiser Aluminum Corp.	33,314	3,255,777
Materion Corp.	39,771	2,103,090
McEwen Mining, Inc. (b)	511,683	900,562
Newmont Mining Corp.	1,075,652	34,786,586
Nucor Corp.	629,731	38,042,050
Olympic Steel, Inc.	12,703	233,227
Paramount Gold Nevada Corp. (a)(b)	7,958	7,719
Pershing Gold Corp. (a)	31,696	28,843
Reliance Steel & Aluminum Co.	141,684	11,398,478
Royal Gold, Inc.	130,872	9,573,287
Ryerson Holding Corp. (a)	30,039	246,019
Schnitzer Steel Industries, Inc. Class A	53,324	1,493,605
Solitario Exploration & Royalty Corp. (a)	18,115	5,505
Steel Dynamics, Inc.	462,117	16,266,518
SunCoke Energy, Inc.	135,087	1,318,449
Synalloy Corp.	9,739	156,895
TimkenSteel Corp. (a)(b)	89,947	993,015
U.S. Antimony Corp. (a)	24,962	17,800
United States Steel Corp.	342,966	7,908,796
Universal Stainless & Alloy Products, Inc. (a)	13,897	271,964
Warrior Metropolitan Coal, Inc.	86,484	2,049,671
Worthington Industries, Inc.	84,178	3,486,653
		214,630,014
Paper & Forest Products - 0.0%
Boise Cascade Co.	95,090	2,527,492
Clearwater Paper Corp. (a)	35,821	1,103,645
Domtar Corp.	128,751	5,610,969
Louisiana-Pacific Corp.	280,484	6,411,864
Mercer International, Inc. (SBI)	87,436	1,070,217
Neenah, Inc.	34,858	2,401,019
P.H. Glatfelter Co.	96,358	1,228,565
Resolute Forest Products	180,262	1,977,474
Schweitzer-Mauduit International, Inc.	65,279	1,861,104
Verso Corp. (a)	69,099	1,742,677
		25,935,026

TOTAL MATERIALS		1,484,196,968

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust (SBI)	161,267	4,623,525
Agree Realty Corp.	70,090	4,175,261
Alexander & Baldwin, Inc.	142,120	2,946,148
Alexanders, Inc.	8,648	2,685,809
Alexandria Real Estate Equities, Inc.	208,741	25,988,255
American Assets Trust, Inc.	89,595	3,728,944
American Campus Communities, Inc.	275,615	12,080,205
American Finance Trust, Inc.	123,584	1,710,403
American Homes 4 Rent Class A	500,699	10,429,560
American Tower Corp.	875,394	143,993,559
Americold Realty Trust (b)	115,807	3,103,628
Apartment Investment & Management Co. Class A	304,135	14,321,717
Apple Hospitality (REIT), Inc.	436,625	6,929,239
Armada Hoffler Properties, Inc.	88,352	1,343,834
Ashford Hospitality Trust, Inc.	184,946	915,483
AvalonBay Communities, Inc.	274,075	52,230,473
Bluerock Residential Growth (REIT), Inc. (b)	90,320	821,912
Boston Properties, Inc.	303,193	39,778,922
Braemar Hotels & Resorts, Inc.	56,387	535,677
Brandywine Realty Trust (SBI)	399,502	5,700,894
Brixmor Property Group, Inc.	590,586	9,744,669
BRT Realty Trust	189,164	2,158,361
Camden Property Trust (SBI)	182,504	17,367,081
CareTrust (REIT), Inc.	175,875	3,521,018
CatchMark Timber Trust, Inc.	100,692	834,737
CBL & Associates Properties, Inc. (b)	338,899	884,526
Cedar Realty Trust, Inc.	152,684	548,136
Chatham Lodging Trust	89,081	1,780,729
Chesapeake Lodging Trust	128,056	3,786,616
CIM Commercial Trust Corp.	6,057	105,634
City Office REIT, Inc.	67,579	739,314
Clipper Realty, Inc.	6,962	89,810
Colony Capital, Inc. (b)	979,562	6,034,102
Columbia Property Trust, Inc.	224,485	4,819,693
Community Healthcare Trust, Inc.	41,798	1,318,309
Condor Hospitality Trust, Inc.	108	1,053
CorEnergy Infrastructure Trust, Inc. (b)	22,736	824,180
CorePoint Lodging, Inc.	89,680	1,261,798
CoreSite Realty Corp.	71,048	6,924,338
Corporate Office Properties Trust (SBI)	217,809	5,329,786
Corrections Corp. of America	241,309	5,296,733
Cousins Properties, Inc.	792,672	6,698,078
Crown Castle International Corp.	822,663	94,523,979
CubeSmart	360,240	11,217,874
CyrusOne, Inc.	205,060	11,499,765
DDR Corp.	292,764	3,641,984
DiamondRock Hospitality Co.	396,647	4,180,659
Digital Realty Trust, Inc.	408,212	46,960,708
Douglas Emmett, Inc.	337,039	12,443,480
Duke Realty Corp.	701,581	19,966,995
Easterly Government Properties, Inc.	127,247	2,318,440
EastGroup Properties, Inc.	73,975	7,398,980
Empire State Realty Trust, Inc.	295,222	4,779,644
EPR Properties	147,877	10,474,128
Equinix, Inc.	157,955	60,856,902
Equity Commonwealth	232,902	7,399,297
Equity Lifestyle Properties, Inc.	177,659	17,682,400
Equity Residential (SBI)	730,423	52,042,639
Essential Properties Realty Trust, Inc.	74,356	1,052,137
Essex Property Trust, Inc.	130,784	34,332,108
Extra Space Storage, Inc.	249,686	23,964,862
Farmland Partners, Inc. (b)	105,443	653,747
Federal Realty Investment Trust (SBI)	144,722	19,116,329
First Industrial Realty Trust, Inc.	262,094	8,402,734
Forest City Realty Trust, Inc. Class A	518,102	13,107,981
Four Corners Property Trust, Inc.	142,083	3,941,382
Franklin Street Properties Corp.	216,066	1,663,708
Front Yard Residential Corp. Class B	111,755	1,006,913
Gaming & Leisure Properties	393,022	13,531,747
Getty Realty Corp.	76,787	2,348,914
Gladstone Commercial Corp.	76,606	1,466,239
Gladstone Land Corp. (b)	23,552	311,357
Global Medical REIT, Inc.	12,930	122,447
Global Net Lease, Inc.	152,590	3,080,792
Government Properties Income Trust (b)	190,011	1,672,097
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	109,949	2,512,335
HCP, Inc.	944,820	27,645,433
Healthcare Realty Trust, Inc.	262,572	8,139,732
Healthcare Trust of America, Inc.	407,131	11,448,524
Hersha Hospitality Trust	71,283	1,361,505
Highwoods Properties, Inc. (SBI)	210,544	9,131,293
Hospitality Properties Trust (SBI)	329,233	8,836,614
Host Hotels & Resorts, Inc.	1,460,101	27,741,919
Hudson Pacific Properties, Inc.	300,030	9,258,926
Independence Realty Trust, Inc.	165,198	1,668,500
Industrial Logistics Properties Trust (b)	54,631	1,151,075
InfraReit, Inc.	82,809	1,896,326
Investors Real Estate Trust	222,447	1,185,643
Invitation Homes, Inc.	586,033	12,576,268
Iron Mountain, Inc.	565,040	19,194,409
iStar Financial, Inc. (b)	129,923	1,387,578
JBG SMITH Properties	217,604	8,719,392
Jernigan Capital, Inc.	31,313	669,472
Kilroy Realty Corp.	194,208	13,612,039
Kimco Realty Corp.	822,326	13,445,030
Kite Realty Group Trust	170,320	2,811,983
Lamar Advertising Co. Class A	165,706	12,567,143
LaSalle Hotel Properties (SBI)	208,045	6,669,923
Lexington Corporate Properties Trust	457,440	4,016,323
Liberty Property Trust (SBI)	291,830	13,216,981
Life Storage, Inc.	99,185	9,684,423
LTC Properties, Inc.	83,497	3,877,601
Mack-Cali Realty Corp.	182,244	3,947,405
MedEquities Realty Trust, Inc.	56,982	389,757
Medical Properties Trust, Inc.	710,782	12,275,205
Mid-America Apartment Communities, Inc.	223,601	23,156,120
Monmouth Real Estate Investment Corp. Class A	172,086	2,397,158
National Health Investors, Inc.	93,080	7,258,378
National Retail Properties, Inc.	306,653	15,351,049
National Storage Affiliates Trust	126,417	3,535,883
New Senior Investment Group, Inc.	149,321	792,895
NexPoint Residential Trust, Inc.	43,547	1,589,030
NorthStar Realty Europe Corp.	99,105	1,621,358
Omega Healthcare Investors, Inc. (b)	390,480	14,814,811
One Liberty Properties, Inc.	42,541	1,123,933
Outfront Media, Inc.	278,838	5,794,254
Paramount Group, Inc.	386,421	5,514,228
Park Hotels & Resorts, Inc.	392,274	12,089,885
Pebblebrook Hotel Trust (b)	134,429	4,694,261
Pennsylvania Real Estate Investment Trust (SBI)	137,479	1,125,953
Physicians Realty Trust	357,866	6,373,593
Piedmont Office Realty Trust, Inc. Class A	250,343	4,638,856
Potlatch Corp.	136,049	5,047,418
Power (REIT) (a)	718	4,251
Preferred Apartment Communities, Inc. Class A	81,117	1,213,510
Prologis, Inc.	1,252,756	84,360,589
PS Business Parks, Inc.	42,672	6,017,605
Public Storage	297,624	63,471,294
QTS Realty Trust, Inc. Class A	103,526	4,202,120
Ramco-Gershenson Properties Trust (SBI)	161,970	2,314,551
Rayonier, Inc.	261,757	8,279,374
Realty Income Corp.	566,720	36,321,085
Regency Centers Corp.	332,315	21,155,173
Retail Opportunity Investments Corp.	248,410	4,496,221
Retail Properties America, Inc.	449,798	5,662,957
Rexford Industrial Realty, Inc.	174,524	5,696,463
RLJ Lodging Trust	347,260	7,063,268
Ryman Hospitality Properties, Inc.	105,350	7,807,489
Sabra Health Care REIT, Inc.	372,051	7,176,864
Safety Income and Growth, Inc.	12,370	244,184
Saul Centers, Inc.	28,432	1,496,945
SBA Communications Corp. Class A (a)	227,099	38,790,780
Select Income REIT	176,364	3,403,825
Senior Housing Properties Trust (SBI)	465,942	6,411,362
Seritage Growth Properties (b)	55,673	2,112,234
Simon Property Group, Inc.	612,816	113,793,803
SL Green Realty Corp.	165,761	15,982,676
Sotherly Hotels, Inc.	2,721	18,530
Spirit MTA REIT	83,110	808,660
Spirit Realty Capital, Inc.	861,147	6,389,711
Stag Industrial, Inc.	200,184	5,362,929
Store Capital Corp.	352,541	10,562,128
Summit Hotel Properties, Inc.	229,907	2,563,463
Sun Communities, Inc.	169,264	17,620,382
Sunstone Hotel Investors, Inc.	441,900	6,743,394
Tanger Factory Outlet Centers, Inc. (b)	177,740	4,203,551
Taubman Centers, Inc.	118,985	6,299,066
Terreno Realty Corp.	110,845	4,324,063
The GEO Group, Inc.	248,356	5,771,793
The Macerich Co.	210,709	10,596,556
TIER REIT, Inc.	108,647	2,557,550
UDR, Inc.	521,539	22,227,992
UMH Properties, Inc.	79,886	1,040,915
Uniti Group, Inc. (b)	340,987	6,795,871
Universal Health Realty Income Trust (SBI)	38,916	2,732,292
Urban Edge Properties	250,593	4,996,824
Urstadt Biddle Properties, Inc. Class A	92,798	1,909,783
Ventas, Inc.	715,038	45,397,763
VEREIT, Inc.	1,855,911	14,197,719
Vornado Realty Trust	340,629	24,511,663
Washington Prime Group, Inc. (b)	417,772	2,611,075
Washington REIT (SBI)	170,511	4,596,977
Weingarten Realty Investors (SBI)	255,772	7,381,580
Welltower, Inc.	742,383	53,696,562
Weyerhaeuser Co.	1,510,816	39,900,651
Wheeler REIT, Inc. (b)	6,770	18,888
Whitestone REIT Class B	105,336	1,483,131
WP Carey, Inc.	317,693	21,523,701
Xenia Hotels & Resorts, Inc.	233,734	4,749,475
		2,074,306,598
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	18,423	437,362
Boston Omaha Corp. (a)(b)	17,514	430,319
CBRE Group, Inc. (a)	611,537	26,711,936
Colony NorthStar Credit Real Estate, Inc.	181,317	3,076,949
Consolidated-Tomoka Land Co.	8,081	468,860
eXp World Holdings, Inc. (a)(b)	94,871	1,029,350
Forestar Group, Inc. (a)(b)	22,360	358,654
FRP Holdings, Inc. (a)	11,702	547,888
HFF, Inc.	77,093	3,114,557
Howard Hughes Corp. (a)	76,123	8,431,383
Jones Lang LaSalle, Inc.	93,328	13,364,570
Kennedy-Wilson Holdings, Inc.	251,133	4,919,695
Marcus & Millichap, Inc. (a)	39,181	1,429,715
Maui Land & Pineapple, Inc. (a)	31,310	361,004
Newmark Group, Inc.	233,009	1,957,276
RE/MAX Holdings, Inc.	32,840	1,082,735
Realogy Holdings Corp. (b)	234,002	4,506,879
Redfin Corp. (a)(b)	130,022	2,205,173
Retail Value, Inc.	29,276	848,711
Stratus Properties, Inc. (a)	12,801	347,675
Tejon Ranch Co. (a)	29,778	538,088
The St. Joe Co. (a)(b)	125,813	1,887,195
Transcontinental Realty Investors, Inc. (a)(b)	20,697	747,162
Trinity Place Holdings, Inc. (a)	7,019	34,604
VICI Properties, Inc.	705,066	15,349,287
		94,187,027

TOTAL REAL ESTATE		2,168,493,625

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	104,493	8,503,640
Alliant Energy Corp.	459,449	20,854,390
American Electric Power Co., Inc.	976,154	75,886,212
Duke Energy Corp.	1,413,217	125,168,630
Edison International	643,880	35,619,442
El Paso Electric Co.	80,794	4,471,948
Entergy Corp.	355,400	30,941,124
Evergy, Inc.	540,893	32,112,817
Eversource Energy	631,679	43,168,943
Exelon Corp.	1,906,025	88,420,500
FirstEnergy Corp.	978,471	37,015,558
Genie Energy Ltd. Class B	24,074	153,592
Hawaiian Electric Industries, Inc.	219,652	8,417,065
IDACORP, Inc.	102,567	10,076,182
MGE Energy, Inc.	78,977	5,219,590
NextEra Energy, Inc.	933,272	169,584,855
OGE Energy Corp.	402,417	15,943,762
Otter Tail Corp.	87,568	4,283,827
PG&E Corp. (a)	1,023,075	26,988,719
Pinnacle West Capital Corp.	226,157	20,209,390
PNM Resources, Inc.	160,122	6,920,473
Portland General Electric Co.	174,192	8,387,345
PPL Corp.	1,384,685	42,357,514
Southern Co.	2,019,027	95,560,548
Spark Energy, Inc. Class A, (b)	24,582	223,450
Vistra Energy Corp. (a)	793,108	18,622,176
Xcel Energy, Inc.	1,008,432	52,892,258
		988,003,950
Gas Utilities - 0.2%
Atmos Energy Corp.	218,241	20,879,116
Chesapeake Utilities Corp.	34,548	2,972,510
National Fuel Gas Co.	165,416	8,907,652
New Jersey Resources Corp.	182,654	8,864,199
Northwest Natural Holding Co.	62,093	4,118,629
ONE Gas, Inc.	101,493	8,636,039
RGC Resources, Inc.	6,537	180,356
South Jersey Industries, Inc. (b)	171,047	5,336,666
Southwest Gas Holdings, Inc.	98,563	7,763,808
Spire, Inc.	102,174	8,062,550
UGI Corp.	336,319	19,321,527
		95,043,052
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A (b)	46,297	761,586
NRG Energy, Inc.	602,184	23,141,931
NRG Yield, Inc.:
Class A	44,523	802,750
Class C	167,464	3,057,893
Ormat Technologies, Inc.	103,280	5,792,975
Pattern Energy Group, Inc. (b)	190,115	3,933,479
Terraform Power, Inc.	171,102	1,967,673
The AES Corp.	1,330,160	20,604,178
		60,062,465
Multi-Utilities - 0.9%
Ameren Corp.	478,851	32,858,756
Avangrid, Inc.	124,714	6,283,091
Avista Corp.	128,677	6,693,778
Black Hills Corp.	106,670	7,062,621
CenterPoint Energy, Inc.	969,389	27,152,586
CMS Energy Corp.	565,134	29,437,830
Consolidated Edison, Inc.	618,257	49,676,950
Dominion Resources, Inc.	1,298,511	96,739,070
DTE Energy Co.	363,855	43,567,998
MDU Resources Group, Inc.	394,551	10,443,765
NiSource, Inc.	707,986	18,704,990
NorthWestern Energy Corp.	103,581	6,625,041
Public Service Enterprise Group, Inc.	1,005,249	56,193,419
SCANA Corp.	280,575	13,091,630
Sempra Energy	544,121	62,693,622
Unitil Corp.	58,643	2,973,200
Vectren Corp.	163,051	11,708,692
WEC Energy Group, Inc.	627,352	45,470,473
		527,377,512
Water Utilities - 0.1%
American States Water Co.	72,116	4,837,541
American Water Works Co., Inc.	356,159	33,981,130
Aqua America, Inc.	350,894	12,032,155
AquaVenture Holdings Ltd. (a)(b)	20,099	377,459
Artesian Resources Corp. Class A	60,277	2,191,672
Cadiz, Inc. (a)(b)	46,921	508,154
California Water Service Group	95,596	4,370,649
Connecticut Water Service, Inc.	27,644	1,923,470
Middlesex Water Co.	39,650	2,055,456
Pure Cycle Corp. (a)	17,116	179,718
Select Energy Services, Inc. Class A (a)	113,670	1,100,326
SJW Corp.	29,404	1,647,800
York Water Co.	40,150	1,329,768
		66,535,298

TOTAL UTILITIES		1,737,022,277

TOTAL COMMON STOCKS
(Cost $35,834,180,714)		55,885,278,124
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.07% 1/3/19 (d)
(Cost $5,988,714)	6,000,000	5,988,440
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.27% (e)	227,739,400	$227,784,948
Fidelity Securities Lending Cash Central Fund 2.27% (e)(f)	1,899,778,653	1,899,968,630
TOTAL MONEY MARKET FUNDS
(Cost $2,127,655,909)		2,127,753,578
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $37,967,825,337)		58,019,020,142
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(1,914,131,204)
NET ASSETS - 100%		$56,104,888,938

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	343	Dec. 2018	$26,318,390	$622,209	$622,209
CME E-mini S&P 500 Index Contracts (United States)	1,307	Dec. 2018	180,254,905	4,897,008	4,897,008
CME E-mini S&P MidCap 400 Index Contracts (United States)	70	Dec. 2018	13,156,500	351,009	351,009
TOTAL FUTURES CONTRACTS					$5,870,226

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,988,440.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,238,467
Fidelity Securities Lending Cash Central Fund	9,471,893
Total	$11,710,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,020,596,168	$5,020,596,168	$--	$--
Consumer Discretionary	5,749,756,895	5,749,755,614	--	1,281
Consumer Staples	3,684,197,595	3,684,197,595	--	--
Energy	2,894,055,746	2,894,055,746	--	--
Financials	8,148,093,792	8,148,093,792	--	--
Health Care	8,415,141,455	8,415,138,767	2,688	0
Industrials	5,627,145,099	5,627,145,099	--	--
Information Technology	10,959,341,044	10,959,341,044	--	--
Materials	1,484,196,968	1,484,093,784	--	103,184
Real Estate	2,165,731,085	2,165,731,085	--	--
Utilities	1,737,022,277	1,737,022,277	--	--
U.S. Government and Government Agency Obligations	5,988,440	--	5,988,440	--
Money Market Funds	2,127,753,578	2,127,753,578	--	--
Total Investments in Securities:	$58,019,020,142	$58,012,924,549	$5,991,128	$104,465
Derivative Instruments:
Assets
Futures Contracts	$5,870,226	$5,870,226	$--	$--
Total Assets	$5,870,226	$5,870,226	$--	$--
Total Derivative Instruments:	$5,870,226	$5,870,226	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019